UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332
Name of Fund:
BlackRock Funds III
BlackRock Diversified Fixed Income Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index 2070 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2026
Date of reporting period:
4/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.24%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,274,480,131
Number of Portfolio Holdings	4,623
Portfolio Turnover Rate	603%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.0%
Corporate Bonds	23.6%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	10.4%
Asset-Backed Securities	4.6%
Foreign Agency Obligations	1.2%
Capital Trusts	0.5%
Investment Companies	0.4%
Municipal Bonds	0.3%
Common Stocks	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	3.4%
AA/Aa	61.6%
A	9.0%
BBB/Baa	15.2%
BB/Ba	3.1%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	—	%(b)
D	—	%(b)
N/R	6.4%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Institutional Shares | BDVIX
Semi-Annual Shareholder Report — April 30, 2026
BDVIX-04/26-SAR

BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7	0.14%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,274,480,131
Number of Portfolio Holdings	4,623
Portfolio Turnover Rate	603%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	36.0%
Corporate Bonds	23.6%
U.S. Treasury Obligations	22.9%
Non-Agency Mortgage-Backed Securities	10.4%
Asset-Backed Securities	4.6%
Foreign Agency Obligations	1.2%
Capital Trusts	0.5%
Investment Companies	0.4%
Municipal Bonds	0.3%
Common Stocks	0.1%
Other*	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	3.4%
AA/Aa	61.6%
A	9.0%
BBB/Baa	15.2%
BB/Ba	3.1%
B	0.8%
CCC/Caa	0.4%
CC	0.1%
C	—	%(b)
D	—	%(b)
N/R	6.4%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*	Ten largest investment types are presented. Additional investment types are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Diversified Fixed Income Fund
Class K Shares | BDVFX
Semi-Annual Shareholder Report — April 30, 2026
BDVFX-04/26-SAR

BlackRock LifePath® ESG Index 2030 Fund

Institutional Shares | LENIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.09%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$17,158,052
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	50.9%
Fixed-Income Funds	48.9%
Money Market Funds	17.4%
Liabilities in Excess of Other Assets	(17.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Institutional Shares | LENIX
Semi-Annual Shareholder Report — April 30, 2026
LENIX-04/26-SAR

BlackRock LifePath® ESG Index 2030 Fund

Investor A Shares | LENAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.34%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$17,158,052
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	50.9%
Fixed-Income Funds	48.9%
Money Market Funds	17.4%
Liabilities in Excess of Other Assets	(17.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Investor A Shares | LENAX
Semi-Annual Shareholder Report — April 30, 2026
LENAX-04/26-SAR

BlackRock LifePath® ESG Index 2030 Fund

Class K Shares | LENKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$17,158,052
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	50.9%
Fixed-Income Funds	48.9%
Money Market Funds	17.4%
Liabilities in Excess of Other Assets	(17.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	41.9%
iShares ESG Aware MSCI USA ETF	26.5%
iShares ESG Aware MSCI EAFE ETF	9.8%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	5.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.2%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.4%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2030 Fund
Class K Shares | LENKX
Semi-Annual Shareholder Report — April 30, 2026
LENKX-04/26-SAR

BlackRock LifePath® ESG Index 2035 Fund

Institutional Shares | LEJIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$16,943,994
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.8%
Fixed-Income Funds	37.0%
Money Market Funds	31.1%
Liabilities in Excess of Other Assets	(30.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Institutional Shares | LEJIX
Semi-Annual Shareholder Report — April 30, 2026
LEJIX-04/26-SAR

BlackRock LifePath® ESG Index 2035 Fund

Investor A Shares | LEJAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$17(a)	0.33%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$16,943,994
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.8%
Fixed-Income Funds	37.0%
Money Market Funds	31.1%
Liabilities in Excess of Other Assets	(30.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Investor A Shares | LEJAX
Semi-Annual Shareholder Report — April 30, 2026
LEJAX-04/26-SAR

BlackRock LifePath® ESG Index 2035 Fund

Class K Shares | LEJKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$16,943,994
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	62.8%
Fixed-Income Funds	37.0%
Money Market Funds	31.1%
Liabilities in Excess of Other Assets	(30.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	32.5%
iShares ESG Aware U.S. Aggregate Bond ETF	30.8%
iShares ESG Aware MSCI EAFE ETF	12.2%
iShares ESG Aware MSCI EM ETF	6.6%
iShares TIPS Bond ETF	6.2%
iShares ESG Aware MSCI USA Small-Cap ETF	3.9%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2035 Fund
Class K Shares | LEJKX
Semi-Annual Shareholder Report — April 30, 2026
LEJKX-04/26-SAR

BlackRock LifePath® ESG Index 2040 Fund

Institutional Shares | LEKIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.07%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$28,175,319
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.5%
Fixed-Income Funds	25.3%
Money Market Funds	18.3%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Institutional Shares | LEKIX
Semi-Annual Shareholder Report — April 30, 2026
LEKIX-04/26-SAR

BlackRock LifePath® ESG Index 2040 Fund

Investor A Shares | LEKAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.32%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$28,175,319
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.5%
Fixed-Income Funds	25.3%
Money Market Funds	18.3%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Investor A Shares | LEKAX
Semi-Annual Shareholder Report — April 30, 2026
LEKAX-04/26-SAR

BlackRock LifePath® ESG Index 2040 Fund

Class K Shares | LEKKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$28,175,319
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	74.5%
Fixed-Income Funds	25.3%
Money Market Funds	18.3%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	38.2%
iShares ESG Aware U.S. Aggregate Bond ETF	20.5%
iShares ESG Aware MSCI EAFE ETF	14.7%
iShares ESG Aware MSCI EM ETF	8.0%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2040 Fund
Class K Shares | LEKKX
Semi-Annual Shareholder Report — April 30, 2026
LEKKX-04/26-SAR

BlackRock LifePath® ESG Index 2045 Fund

Institutional Shares | LEHIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$24,106,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	84.9%
Money Market Funds	25.4%
Fixed-Income Funds	14.9%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Institutional Shares | LEHIX
Semi-Annual Shareholder Report — April 30, 2026
LEHIX-04/26-SAR

BlackRock LifePath® ESG Index 2045 Fund

Investor A Shares | LEHAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.31%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$24,106,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	84.9%
Money Market Funds	25.4%
Fixed-Income Funds	14.9%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Investor A Shares | LEHAX
Semi-Annual Shareholder Report — April 30, 2026
LEHAX-04/26-SAR

BlackRock LifePath® ESG Index 2045 Fund

Class K Shares | LEHKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$24,106,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	84.9%
Money Market Funds	25.4%
Fixed-Income Funds	14.9%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	43.5%
iShares ESG Aware MSCI EAFE ETF	16.9%
iShares ESG Aware U.S. Aggregate Bond ETF	11.6%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.1%
iShares Developed Real Estate Index Fund, Class K	3.9%
iShares TIPS Bond ETF	3.3%
iShares MSCI EAFE Small-Cap ETF	2.7%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2045 Fund
Class K Shares | LEHKX
Semi-Annual Shareholder Report — April 30, 2026
LEHKX-04/26-SAR

BlackRock LifePath® ESG Index 2050 Fund

Institutional Shares | LEGIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$26,402,877
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.4%
Money Market Funds	25.3%
Fixed-Income Funds	6.5%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Institutional Shares | LEGIX
Semi-Annual Shareholder Report — April 30, 2026
LEGIX-04/26-SAR

BlackRock LifePath® ESG Index 2050 Fund

Investor A Shares | LEBAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$15(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$26,402,877
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.4%
Money Market Funds	25.3%
Fixed-Income Funds	6.5%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Investor A Shares | LEBAX
Semi-Annual Shareholder Report — April 30, 2026
LEBAX-04/26-SAR

BlackRock LifePath® ESG Index 2050 Fund

Class K Shares | LEPKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$26,402,877
Number of Portfolio Holdings	12
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	93.4%
Money Market Funds	25.3%
Fixed-Income Funds	6.5%
Liabilities in Excess of Other Assets	(25.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	47.8%
iShares ESG Aware MSCI EAFE ETF	18.8%
iShares ESG Aware MSCI EM ETF	10.0%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares ESG Aware U.S. Aggregate Bond ETF	4.7%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2050 Fund
Class K Shares | LEPKX
Semi-Annual Shareholder Report — April 30, 2026
LEPKX-04/26-SAR

BlackRock LifePath® ESG Index 2055 Fund

Institutional Shares | LEEIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$20,247,241
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Money Market Funds	33.8%
Fixed-Income Funds	2.0%
Liabilities in Excess of Other Assets	(33.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Institutional Shares | LEEIX
Semi-Annual Shareholder Report — April 30, 2026
LEEIX-04/26-SAR

BlackRock LifePath® ESG Index 2055 Fund

Investor A Shares | LEVAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$20,247,241
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Money Market Funds	33.8%
Fixed-Income Funds	2.0%
Liabilities in Excess of Other Assets	(33.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Investor A Shares | LEVAX
Semi-Annual Shareholder Report — April 30, 2026
LEVAX-04/26-SAR

BlackRock LifePath® ESG Index 2055 Fund

Class K Shares | LEVKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$20,247,241
Number of Portfolio Holdings	12
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.8%
Money Market Funds	33.8%
Fixed-Income Funds	2.0%
Liabilities in Excess of Other Assets	(33.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.1%
iShares ESG Aware MSCI EAFE ETF	19.8%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.4%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2055 Fund
Class K Shares | LEVKX
Semi-Annual Shareholder Report — April 30, 2026
LEVKX-04/26-SAR

BlackRock LifePath® ESG Index 2060 Fund

Institutional Shares | LEZIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$16,647,697
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	35.6%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Institutional Shares | LEZIX
Semi-Annual Shareholder Report — April 30, 2026
LEZIX-04/26-SAR

BlackRock LifePath® ESG Index 2060 Fund

Investor A Shares | LEZAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$16,647,697
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	35.6%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Investor A Shares | LEZAX
Semi-Annual Shareholder Report — April 30, 2026
LEZAX-04/26-SAR

BlackRock LifePath® ESG Index 2060 Fund

Class K Shares | LEZKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$16,647,697
Number of Portfolio Holdings	12
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	35.6%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.6%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2060 Fund
Class K Shares | LEZKX
Semi-Annual Shareholder Report — April 30, 2026
LEZKX-04/26-SAR

BlackRock LifePath® ESG Index 2065 Fund

Institutional Shares | LEWIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,870,396
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	38.3%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Institutional Shares | LEWIX
Semi-Annual Shareholder Report — April 30, 2026
LEWIX-04/26-SAR

BlackRock LifePath® ESG Index 2065 Fund

Investor A Shares | LEWAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$8,870,396
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	38.3%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Investor A Shares | LEWAX
Semi-Annual Shareholder Report — April 30, 2026
LEWAX-04/26-SAR

BlackRock LifePath® ESG Index 2065 Fund

Class K Shares | LEWKX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$8,870,396
Number of Portfolio Holdings	11
Portfolio Turnover Rate	7%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	38.3%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.7%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	10.7%
iShares ESG Aware MSCI USA Small-Cap ETF	5.9%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2065 Fund
Class K Shares | LEWKX
Semi-Annual Shareholder Report — April 30, 2026
LEWKX-04/26-SAR

BlackRock LifePath® ESG Index 2070 Fund

Institutional Shares | LEYIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$3,083,452
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.5%
Money Market Funds	37.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Institutional Shares | LEYIX
Semi-Annual Shareholder Report — April 30, 2026
LEYIX-04/26-SAR

BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$16(a)	0.30%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$3,083,452
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.5%
Money Market Funds	37.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Investor A Shares | LEYAX
Semi-Annual Shareholder Report — April 30, 2026
LEYAX-04/26-SAR

BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)	0.00%(a)(c)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
Key Fund statistics
Net Assets	$3,083,452
Number of Portfolio Holdings	11
Portfolio Turnover Rate	8%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.5%
Money Market Funds	37.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(38.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.0%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	10.8%
iShares ESG Aware MSCI USA Small-Cap ETF	6.0%
iShares Developed Real Estate Index Fund, Class K	4.1%
iShares MSCI EAFE Small-Cap ETF	3.2%
iShares MSCI Canada ETF	2.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.6%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index 2070 Fund
Class K Shares | LEYKX
Semi-Annual Shareholder Report — April 30, 2026
LEYKX-04/26-SAR

BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,979,060
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.1%
Equity Funds	40.7%
Money Market Funds	18.9%
Liabilities in Excess of Other Assets	(18.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Institutional Shares | LERIX
Semi-Annual Shareholder Report — April 30, 2026
LERIX-04/26-SAR

BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$18(a)	0.35%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,979,060
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.1%
Equity Funds	40.7%
Money Market Funds	18.9%
Liabilities in Excess of Other Assets	(18.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Investor A Shares | LERAX
Semi-Annual Shareholder Report — April 30, 2026
LERAX-04/26-SAR

BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Key Fund statistics
Net Assets	$13,979,060
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18%
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.1%
Equity Funds	40.7%
Money Market Funds	18.9%
Liabilities in Excess of Other Assets	(18.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.5%
iShares ESG Aware MSCI USA ETF	21.2%
iShares ESG Aware MSCI EAFE ETF	7.6%
iShares TIPS Bond ETF	7.6%
iShares ESG Aware MSCI EM ETF	4.0%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.3%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.1%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock LifePath® ESG Index Retirement Fund
Class K Shares | LERKX
Semi-Annual Shareholder Report — April 30, 2026
LERKX-04/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock Diversified Fixed Income Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Diversified Fixed Income Fund
Derivative Financial Instruments

Schedule of Investments (unaudited)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.21%, 07/15/37(a)(b)	USD	250	$ 250,339
ACE Securities Corp. Home Equity Loan Trust, Series 2005-AG1, Class M2, (1 mo. Term SOFR + 0.80%), 4.48%, 08/25/35(a)		203	181,621
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(b)		110	110,715
Affirm Asset Securitization Trust(b)
Series 2023-X1, Class D, 9.55%, 11/15/28		109	109,047
Series 2024-B, Class C, 5.06%, 09/15/29		2,250	2,251,397
Series 2024-X1, Class D, 7.29%, 05/15/29		90	90,159
Series 2024-X2, Class C, 5.62%, 12/17/29		507	507,836
Series 2024-X2, Class D, 6.08%, 12/17/29		525	527,637
Series 2025-X1, Class B, 5.19%, 04/15/30		1,150	1,151,424
Affirm Master Trust(b)
Series 2025-1A, Class B, 5.13%, 02/15/33		1,000	1,004,869
Series 2025-1A, Class C, 5.28%, 02/15/33		640	642,435
Series 2025-3A, Class B, 4.75%, 10/16/34		980	976,221
Series 2025-3A, Class C, 4.89%, 10/16/34		1,850	1,839,409
Series 2026-1A, Class A, 4.37%, 02/15/34		172	171,158
AGL CLO Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(a)(b)		250	250,504
AGL Core CLO Ltd.(a)(b)
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.14%, 07/20/37		250	250,406
Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 4.90%, 01/22/38		250	250,380
Ajax Mortgage Loan Trust, Series 2023-B, Class A, 4.25%, 10/25/62(b)		84	83,548
Anchorage Capital CLO Ltd.(a)(b)
Series 2020-15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/20/38		250	250,433
Series 2025-32A, Class D, (3-mo. CME Term SOFR + 3.95%), 7.62%, 07/15/37		250	251,442
Series 2025-34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39		250	250,557
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.13%, 10/16/37(a)(b)		250	249,911
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.42%, 04/15/34(a)(b)		250	246,150
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.59%), 4.27%, 05/25/35(a)		139	118,017
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1, (1 mo. Term SOFR + 1.09%), 4.77%, 12/25/34(a)		135	127,769
Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.19%, 07/15/37(a)(b)		480	480,557
Ballyrock CLO 22 Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 3.50%), 7.17%, 04/15/37(a)(b)		250	251,291
Ballyrock CLO Ltd.(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.06%, 07/20/37		250	250,563
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/15/38		420	420,937
Series 2025-32A, Class A1A, (3-mo. CME Term SOFR + 1.21%), 4.88%, 01/25/39		250	250,250
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ballyrock CLO Ltd.(a)(b) (continued)
Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39	USD	250	$ 250,285
BARC 2026-CES1, Series 2026-CES1, Class A1A, 4.85%, 01/25/56(b)		280	276,791
Barclays Mortgage Trust, Series 2021-NPL1, Class A, 6.00%, 11/25/51(b)		50	50,509
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.06%, 01/27/39(a)(b)		250	250,518
Bbva Consumer Fondo de Titulizacion, Series 2026-1, Class F, (3-mo. EURIBOR + 5.10%), 7.11%, 05/20/39(a)(c)	EUR	100	116,967
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE7, Class 1A2, (1 mo. Term SOFR + 0.45%), 4.13%, 09/25/36(a)	USD	49	48,444
Bear Stearns Asset-Backed Securities Trust, Series 2005-2, Class M5, (1 mo. Term SOFR + 5.36%), 9.04%, 06/25/35(a)		210	215,724
Bear Stearns Structured Products Trust, Series 2007- EMX1, Class M1, (1 mo. Term SOFR + 2.11%), 5.79%, 03/25/37(a)(b)		12	11,775
Benefit Street Partners CLO Ltd., Series 2025-44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.89%, 01/15/39(a)(b)		250	250,251
Benefit Street Partners CLO XXIX Ltd., Series 2022- 29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/25/38(a)(b)		1,100	1,100,077
Benefit Street Partners CLO XXVII Ltd., Series 2022- 27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.05%, 10/20/37(a)(b)		250	250,434
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(b)		46	46,210
BlueMountain CLO Ltd.(a)(b)
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 4.94%, 04/20/31		18	18,403
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.52%, 10/25/30		250	250,798
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/15/39(a)(b)		250	250,579
Canyon CLO Ltd., Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 05/15/37(a)(b)		250	250,812
Carlyle U.S. CLO Ltd.(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.07%, 10/21/37		250	250,556
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.45%, 10/21/37		250	251,104
CIFC Funding III Ltd.(a)(b)
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.33%, 10/18/38		400	401,983
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.15%, 07/21/37		250	250,286
CIFC Funding Ltd.(a)(b)
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.09%, 07/17/37		250	250,290
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.13%, 07/16/37		250	250,387
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 4.97%, 01/15/40		250	250,629
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/25/37		250	251,072

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIT Mortgage Loan Trust(a)(b)
Series 2007-1, Class 1M2, (1 mo. Term SOFR + 2.74%), 5.54%, 10/25/37	USD	150	$ 148,031
Series 2007-1, Class 2M2, (1 mo. Term SOFR + 2.74%), 5.54%, 10/25/37		676	656,302
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(b)		64	65,909
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 5.41%, 06/25/54(a)(b)		104	105,023
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(b)		247	243,789
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		100	100,498
Conseco Finance Corp., Series 1998-4, Class M1, 6.83%, 04/01/30(a)		61	61,798
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-4A, Class B, 5.77%, 12/20/55		445	445,776
Series 2026-1A, Class A2, 5.08%, 03/20/56		100	99,009
Series 2026-1A, Class B, 5.42%, 03/20/56		100	98,690
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1B, 6.00%, 01/25/43(b)		15	12,599
Credit-Based Asset Servicing and Securitization LLC, Series 2006-MH1, Class B2, 6.75%, 10/25/36(b)		372	313,694
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(a)(b)		250	250,374
CWABS Asset-Backed Certificates Trust(a)
Series 2006-11, Class 1AF4, 6.30%, 12/25/35		148	144,875
Series 2006-14, Class M1, (1 mo. Term SOFR + 0.55%), 3.51%, 02/25/37		22	23,592
CWABS Asset-Backed Notes Trust, Series 2007- SEA2, Class 2A1, (1 mo. Term SOFR + 1.61%), 5.29%, 06/25/47(a)(b)		30	25,331
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 3.91%, 01/15/37(a)		1	743
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(b)		205	203,527
Deephaven Residential Mortgage Trust, Series 2025- CES1, Class A1A, 5.22%, 10/25/55(b)		90	89,717
Diameter Capital CLO Ltd.(a)(b)
Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.08%, 10/20/37		460	460,973
Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 4.99%, 04/20/38		500	501,228
Series 2025-12A, Class A, (3-mo. CME Term SOFR + 1.24%), 4.92%, 10/20/38		250	250,469
Dowson PLC(a)(c)
Series 2024-1, Class E, (1-day SONIA GBP 3.95%), 7.69%, 08/20/31	GBP	110	151,490
Series 2024-1, Class F, (1-day SONIA GBP 6.95%), 10.69%, 08/20/31		162	223,824
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	USD	450	452,113
Dryden CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 4.95%, 08/20/34(a)(b)		250	250,277
Edgeconnex Data Centers Europe BV, Series 2026- 1X, Class A2, 4.50%, 04/30/56(c)	EUR	191	221,118
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class ERR, (3-mo. CME Term SOFR + 5.95%), 9.63%, 07/18/37(a)(b)	USD	250	$ 240,209
Elmwood CLO IX Ltd., Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/38(a)(b)		250	249,775
Equity One Mortgage Pass-Through Trust, Series 2003-3, Class M2, 5.46%, 12/25/33(a)		288	262,082
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 02/15/29		72	72,667
Series 2023-2A, Class D, 6.32%, 08/15/29		545	553,131
series 2023-3A, Class D, 6.68%, 04/16/29		400	406,724
Series 2023-4A, Class D, 6.95%, 12/17/29		350	356,880
FIGRE Trust, Series 2026-HE1, Class A, 4.98%, 01/25/56(a)(b)		141	139,249
First Franklin Mortgage Loan Trust, Series 2006- FF13, Class A1, (1 mo. Term SOFR + 0.35%), 4.03%, 10/25/36(a)		27	17,014
FirstKey Homes Trust(b)
Series 2022-SFR1, Class E2, 5.00%, 05/19/39		590	581,914
Series 2022-SFR3, Class E2, 3.50%, 07/17/38		633	629,455
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		97	96,773
Fondo de Titulizacion Santander Consumo, Series 9, Class F, (3-mo. EURIBOR + 4.87%), 6.90%, 10/25/40(a)(c)	EUR	180	211,488
Fortuna Consumer Loan ABS DAC, Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.05%, 10/18/34(a)		69	82,158
Foundation Finance Trust(b)
Series 2025-1A, Class A, 4.95%, 04/15/50	USD	86	86,399
Series 2025-2A, Class D, 5.68%, 04/15/52		109	108,724
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN1, Class A, 4.50%, 06/25/52(b)		51	50,742
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-44A, Class A1R, (3-mo. CME Term SOFR + 1.57%), 5.24%, 10/21/38		250	249,991
Series 2023-66A, Class AR, (3-mo. CME Term SOFR + 1.45%), 5.12%, 07/25/38		250	250,356
GoodLeap Home Improvement Solutions Trust(b)
Series 2024-1A, Class A, 5.35%, 10/20/46		235	236,490
Series 2025-1A, Class A, 5.38%, 02/20/49		194	194,995
Series 2025-2A, Class A, 5.32%, 06/20/49		181	181,782
Series 2025-2A, Class B, 5.98%, 06/20/49		304	306,088
Series 2025-3A, Class A, 5.00%, 10/20/49		290	288,092
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class A4, 5.15%, 10/27/59		40	40,067
Series 2024-2, Class B, 5.26%, 10/27/59		83	82,866
Series 2024-2, Class D, 6.43%, 10/27/59		267	269,826
Series 2025-3A, Class A3, 4.52%, 12/27/60		106	105,408
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(b)		198	200,685
GSAMP Trust, Series 2006-HE4, Class M1, (1 mo. Term SOFR + 0.56%), 4.24%, 06/25/36(a)		100	86,933
Hill FL BV, Series 2025-1FL, Class E, (1-mo. EURIBOR + 2.64%), 4.64%, 10/18/32(a)(c)	EUR	100	117,756
Household Capital RMBS, Series 2025-1, Class A, (3-Month BBSW + 1.90%), 6.23%, 07/21/87(a)(c)	AUD	86	61,591
Huntington Bank Auto Credit-Linked Notes(a)(b)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.04%, 05/20/32	USD	137	137,118
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes(a)(b) (continued)
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 4.99%, 10/20/32	USD	183	$ 183,579
Series 2025-2, Class B2, (30-day Avg SOFR + 1.20%), 4.84%, 09/20/33		193	193,290
INCREF LLC, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.73%), 5.39%, 10/19/42(a)(b)		109	109,162
Invesco Euro CLO VI DAC, Series 6A, Class D, (3- mo. EURIBOR + 3.05%), 5.25%, 07/15/34(a)(b)	EUR	250	289,126
Invesco U.S. CLO Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 07/15/38(a)(b)	USD	250	250,610
Jersey Mikes Funding LLC, Series 2026-1A, Class A2, 5.48%, 02/15/56(b)		404	398,126
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1B, 4.96%, 06/25/56(b)		33	32,964
Kennedy Lewis CLO Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 4.91%, 04/22/36(a)(b)		250	250,068
KKR CLO Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 4.77%, 07/15/34(a)(b)		250	250,059
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 4.96%, 07/20/34(a)(b)		250	250,249
Lendmark Funding Trust(b)
Series 2025-1A, Class A, 4.94%, 09/20/34		171	171,768
Series 2025-1A, Class B, 5.33%, 09/20/34		181	182,203
Series 2025-3A, Class A, 4.51%, 05/21/35		206	204,124
Series 2026-1A, Class A, 11/20/35(d)		107	106,979
LMRE SFR1 Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(b)		100	96,897
Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.47%), 4.15%, 03/25/46(a)		104	91,207
Lyra Music Assets Delaware LP(b)
Series 2024-2A, Class A2, 5.76%, 12/22/64		139	139,562
Series 2025-1A, Class A2, 5.60%, 09/20/65		93	93,093
Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.72%, 04/25/37(a)(b)		250	251,074
Madison Park Funding XXXI Ltd.(a)(b)
Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/23/37		250	250,957
Series 2018-31A, Class CR, (3-mo. CME Term SOFR + 2.25%), 5.92%, 07/23/37		250	250,275
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36		178	179,265
Series 2024-BA, Class A, 4.91%, 11/20/38		204	204,283
Series 2025-AA, Class A, 4.98%, 05/20/38		257	258,447
Series 2025-BA, Class A, 4.59%, 11/22/38		210	208,976
Mastr Asset Backed Securities Trust, Series 2007- NCW, Class A1, (1 mo. Term SOFR + 0.41%), 4.09%, 05/25/37(a)(b)		159	144,163
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(b)		89	88,935
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.02%, 07/18/38(a)(b)		250	250,481
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006- HE8, Class A2FP, (1 mo. Term SOFR + 0.18%), 3.86%, 10/25/36(a)		40	17,177
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36		27	5,687
Security		Par (000)	Value
Asset-Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust (continued)
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47	USD	287	$ 97,998
Navient Education Loan Trust, Series 2026-A, Class A, 09/15/56(b)(d)		100	99,616
Navient Private Education Loan Trust(b)
Series 2015-AA, Class B, 3.50%, 12/15/44		131	129,161
Series 2016-AA, Class B, 3.50%, 12/16/58(a)		135	133,904
Navient Private Education Refi Loan Trust(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68		8	7,993
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 5.37%, 11/15/68(a)		268	270,035
Series 2021-CA, Class A, 1.06%, 10/15/69		88	80,224
Navient Refinance Loan Trust(b)
Series 2025-B, Class A, 4.72%, 09/15/55		126	125,022
Series 2025-C, Class A, 4.80%, 10/15/55		120	118,580
Nelnet Student Loan Trust(b)
Series 2021-A, Class A1, (1 mo. Term SOFR + 0.91%), 4.58%, 04/20/62(a)		66	66,300
Series 2021-A, Class B1, 2.85%, 04/20/62		100	90,363
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 5.91%, 11/25/53(a)		36	36,123
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 4.74%, 03/15/57(a)		298	295,290
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 4.99%, 05/17/55(a)		517	515,536
Series 2025-BA, Class B, 4.98%, 05/17/55		110	109,395
Series 2025-BA, Class C, 5.38%, 05/17/55		125	122,892
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 4.99%, 06/22/65(a)		125	124,764
Series 2025-CA, Class D, 5.82%, 06/22/65		113	110,152
NetCredit Combined Receivables LLC, Series 2024-A, Class B, 8.31%, 10/21/30(b)		357	361,099
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.01%, 11/26/37		250	250,597
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.08%, 07/20/37		250	250,519
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.38%, 10/16/37		250	250,972
OHA Credit Funding Ltd.(a)(b)
Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/22/38		250	250,675
Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 4.96%, 07/19/38		250	250,415
Series 2021-10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 4.94%, 07/18/37		250	249,880
Series 2024-17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.82%, 04/20/39		250	249,790
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.14%, 04/20/37(a)(b)		500	500,000
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/18/37(a)(b)		500	500,964
OHA Loan Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.14%, 07/20/37(a)(b)		250	250,395
OnDeck Asset Securitization Trust IV LLC, Series 2023-1A, Class A, 7.00%, 08/19/30(b)		160	160,838
Onemain Financial Issuance Trust, Series 2025-1A, Class D, 5.79%, 07/14/38(b)		100	100,358
OneMain Financial Issuance Trust(b)
Series 2020-2A, Class A, 1.75%, 09/14/35		54	53,342

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust(b) (continued)
Series 2020-2A, Class B, 2.21%, 09/14/35	USD	240	$ 232,800
Series 2024-1A, Class A, 5.79%, 05/14/41		184	192,451
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37		8	7,467
Orchard Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.04%, 10/20/37(a)(b)		310	310,605
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (1 mo. Term SOFR + 1.31%), 4.97%, 10/15/37(a)(b)		4	4,363
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.53%, 04/20/36(a)(b)		250	249,998
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.37%, 07/24/36(a)(b)		250	250,078
OZLM XIX Ltd., Series 2017-19A, Class A1R3, (3-mo. CME Term SOFR + 1.00%), 4.67%, 01/15/35(a)(b)		250	251,418
Palmer Square CLO Ltd., Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.33%, 07/20/37(a)(b)		300	301,208
Palmer Square Loan Funding Ltd., Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34(a)(b)		250	249,640
Park Blue CLO Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.35%), 5.03%, 10/20/38(a)(b)		620	621,550
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/06/55(b)		152	150,886
Progress Residential Trust(b)
Series 2022-SFR3, Class F, 6.60%, 04/17/39		136	135,941
Series 2023-SFR1, Class E1, 6.15%, 03/17/40		690	684,126
Quest Trust, Series 2004-X2, Class M3, (1 mo. Term SOFR + 3.34%), 7.02%, 06/25/34(a)(b)		482	441,985
Rad CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.10%, 01/15/35(a)(b)		250	250,086
RCKT Mortgage Trust, Series 2024-CES2, Class B1, 8.01%, 04/25/44(a)(b)		145	147,608
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/25/38(a)(b)		250	250,557
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/15/38(a)(b)		250	250,634
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 4.83%, 04/15/38(a)(b)		160	159,926
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/26/37(a)(b)		250	250,253
Regional Management Issuance Trust(b)
Series 2021-2, Class A, 1.90%, 08/15/33		120	116,924
Series 2021-2, Class B, 2.35%, 08/15/33		300	282,110
Series 2025-2, Class A, 4.59%, 11/16/37		274	271,958
Republic Finance Issuance Trust(b)
Series 2024-A, Class B, 6.47%, 08/20/32		100	100,541
Series 2024-B, Class A, 5.42%, 11/20/37		200	202,255
Series 2024-B, Class B, 5.86%, 11/20/37		100	100,928
Series 2025-A, Class A, 4.59%, 11/20/34		239	237,502
Security		Par (000)	Value
Asset-Backed Securities (continued)
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)	USD	450	$ 429,968
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(b)		181	176,559
Sagard-Halseypoint CLO Ltd.(a)(b)
Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.06%, 01/30/38		1,110	1,112,235
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.03%, 10/20/38		500	501,250
Sandstone Peak IV Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(a)(b)		250	250,597
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 03/15/30		240	241,930
Secucor Finance 2013-1 DAC(a)(c)
Series 2025-1, Class D, (1-mo. EURIBOR + 3.40%), 5.34%, 09/20/36	EUR	100	116,939
Series 2025-1, Class F, (1-mo. EURIBOR + 6.20%), 8.14%, 09/20/36		100	118,014
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)	USD	63	63,780
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(b)		182	177,985
Silver Point CLO Ltd.(a)(b)
Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.00%, 01/20/38		250	250,607
Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 4.92%, 10/15/38		250	250,601
SMB Private Education Loan Trust(b)
Series 2018-B, Class A2B, (1 mo. Term SOFR + 0.83%), 4.49%, 01/15/37(a)		47	47,085
Series 2019-B, Class B, 3.56%, 06/15/43		800	765,787
Series 2021-A, Class A2A1, (1 mo. Term SOFR + 0.84%), 4.52%, 01/15/53(a)		260	257,100
Series 2021-A, Class B, 2.31%, 01/15/53		184	179,810
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.09%, 03/15/56(a)		92	92,970
Series 2024-A, Class B, 5.88%, 03/15/56		154	155,427
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 4.74%, 06/17/52(a)		74	73,611
Sofi Consumer Loan Program Trust(b)
Series 2026-B, Class A, 4.40%, 02/25/36		432	431,962
Series 2026-B, Class B, 4.90%, 02/25/36		45	44,951
Series 2026-B, Class C, 5.20%, 02/25/36		45	44,940
Series 2026-B, Class D, 5.56%, 02/25/36		45	44,947
SoFi Personal Loan Trust, Series 2024-1A, Class A, 6.06%, 02/12/31(b)		20	19,736
Soundview Home Loan Trust(a)
Series 2005-OPT3, Class M4, (1 mo. Term SOFR + 1.13%), 4.81%, 11/25/35		25	21,167
Series 2007-NS1, Class M1, (1 mo. Term SOFR + 0.64%), 4.32%, 01/25/37		19	20,032
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 09/15/45(b)		80	79,998
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		84	84,281
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(b)		165	165,097
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(b)		670	670,257
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(b)	USD	243	$ 240,241
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 4.95%, 10/13/32(a)(b)		13	13,373
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/15/34(a)(b)		243	243,154
TICP CLO XI Ltd., Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.20%, 04/25/37(a)(b)		250	250,298
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.07%, 10/20/37(a)(b)		250	250,519
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3- mo. CME Term SOFR + 1.26%), 4.93%, 01/15/39(a)(b)		250	250,633
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3- mo. CME Term SOFR + 1.46%), 5.13%, 07/25/37(a)(b)		500	500,777
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.05%, 01/25/38(a)(b)		250	250,452
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 4.90%, 01/20/35(a)(b)		250	250,103
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 09/25/47(b)		83	82,530
Series 2026-1, Class A, 02/25/48(d)		211	210,988
Upgrade Master Pass-Thru Trust(b)
Series 2025-ST4, Class A, 5.50%, 08/16/32		67	67,561
Series 2025-ST5, Class B, 5.25%, 09/15/32		100	99,799
Series 2025-ST6, Class A, 4.61%, 10/15/32		64	63,697
Series 2025-ST7, Class A, 4.55%, 11/15/32		119	119,346
Series 2025-ST7, Class B, 4.98%, 11/15/32		100	99,920
Series 2025-ST8, Class C, 5.25%, 12/15/33		100	99,361
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(b)		650	649,983
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		188	187,347
Venture XXVII CLO Ltd., Series 2017-27A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.54%, 07/20/30(a)(b)		114	114,165
Verdelite Static CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 4.81%, 07/20/32(a)(b)		117	116,882
Vista Point Securitization Trust, Series 2025-CES3, Class A1, 5.30%, 11/25/55(b)		139	138,863
Vista Point Securitization Trust 2026-CES1, Series 2026-CES1, Class A1, 5.04%, 02/25/56(b)		797	790,783
WaMu Asset-Backed Certificates WaMu Trust(a)
Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.41%), 4.09%, 01/25/37		252	112,922
Series 2007-HE2, Class 2A2, (1 mo. Term SOFR + 0.49%), 4.17%, 04/25/37		373	132,392
Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.29%, 04/25/37		549	195,154
Series 2007-HE2, Class 2A4, (1 mo. Term SOFR + 0.83%), 4.51%, 04/25/37		253	89,933
Security		Par (000)	Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed Certificates WMABS Trust(a)
Series 2007-HE1, Class 2A1, (1 mo. Term SOFR + 0.23%), 3.91%, 11/25/36	USD	6	$ 1,726
Series 2007-HE1, Class 2A2, (1 mo. Term SOFR + 0.45%), 4.13%, 11/25/36		49	15,375
Series 2007-HE2, Class 2A1, (1 mo. Term SOFR + 0.31%), 3.99%, 02/25/37		485	145,756
Westlake Automobile Receivables Trust(b)
Series 2023-1A, Class D, 6.79%, 11/15/28		570	578,856
Series 2023-2A, Class C, 6.29%, 03/15/28		24	23,880
Series 2023-2A, Class D, 7.01%, 11/15/28		900	911,863
Series 2023-3A, Class C, 6.02%, 09/15/28		292	293,375
Series 2023-3A, Class D, 6.47%, 03/15/29		180	182,974
Series 2023-4A, Class C, 6.64%, 11/15/28		550	555,235
Series 2024-1A, Class D, 6.02%, 10/15/29		680	693,052
Series 2024-2A, Class D, 5.91%, 04/15/30		1,170	1,191,819
Whitebox CLO I Ltd., Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 4.85%, 01/24/37(a)(b)		250	249,725
Whitebox CLO III Ltd., Series 2021-3A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.57%, 10/15/35(a)(b)		250	250,306
Total Asset-Backed Securities — 5.3% (Cost: $67,419,680)			68,074,580

	Shares
Common Stocks
Banks — 0.0%
Flagstar Bank N.A.	9,056	126,512
Capital Markets — 0.0%
Wealthfront Corp.(e)(f)	1,394	14,679
Chemicals — 0.0%
Methanex Corp.	792	51,908
Communications Equipment — 0.0%
Vistance Networks, Inc.	1,396	17,862
Electric Utilities — 0.0%
PG&E Corp.	809	13,446
Energy Equipment & Services — 0.1%
Solaris Energy Infrastructure, Inc., Class A	3,295	243,303
Entertainment — 0.0%
Walt Disney Co.	129	13,384
Hotels, Restaurants & Leisure(e) — 0.0%
Caesars Entertainment, Inc.	1,680	46,704
Genius Sports Ltd.	13,583	59,222
Six Flags Entertainment Corp.(f)	1,325	24,883
		130,809
Household Durables — 0.0%
Century Communities, Inc.	691	38,710
KB Home	272	14,413
Meritage Homes Corp.	557	37,508
		90,631

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.0%
CoreWeave, Inc., Class A(e)	177	$ 19,753
Media(e) — 0.0%
AMC Global Media, Inc., Class A	3,574	30,343
EchoStar Corp., Class A(f)	1,592	196,039
		226,382
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	7,288	34,035
Oil, Gas & Consumable Fuels — 0.0%
APA Corp.	754	30,710
Marathon Petroleum Corp.	116	28,802
PBF Energy, Inc., Class A	604	26,189
SM Energy Co.	1,470	45,614
Valero Energy Corp.	60	15,155
		146,470
Trading Companies & Distributors — 0.0%
QXO, Inc.(e)(f)	600	12,042
Total Common Stocks — 0.1% (Cost: $1,112,823)		1,141,216

		Par (000)
Corporate Bonds
Advertising Agencies — 0.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(b)	USD	109	86,942
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28		79	79,567
7.88%, 04/01/30		36	37,481
7.13%, 02/15/31		42	43,664
7.50%, 03/15/33		38	39,918
Neptune Bidco U.S., Inc., 9.50%, 02/15/33(b)		100	100,079
Omnicom Group, Inc., 4.75%, 03/30/30		50	50,143
WPP Finance 2013, 3.63%, 06/09/31(c)	EUR	350	398,126
			835,920
Aerospace & Defense — 0.4%
Boeing Co.
6.30%, 05/01/29	USD	495	519,157
3.60%, 05/01/34		647	581,513
6.53%, 05/01/34		200	218,724
5.71%, 05/01/40		75	75,726
3.75%, 02/01/50(f)		107	76,495
5.81%, 05/01/50		130	126,679
5.93%, 05/01/60		200	193,641
7.01%, 05/01/64		35	39,094
Bombardier, Inc.(b)
7.50%, 02/01/29		100	103,879
7.25%, 07/01/31		99	104,167
6.75%, 06/15/33		103	107,398
7.45%, 05/01/34		16	17,597
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		200	191,470
General Dynamics Corp.
2.25%, 06/01/31		200	180,096
4.25%, 04/01/50		75	62,814
General Electric Co.
4.30%, 07/29/30		100	99,792
6.75%, 03/15/32		25	27,774
Security		Par (000)	Value
Aerospace & Defense (continued)
General Electric Co. (continued)
4.90%, 01/29/36	USD	150	$ 149,586
Honeywell Aerospace, Inc.(b)
3.90%, 03/16/28		55	54,590
4.95%, 03/16/36		95	93,922
5.62%, 03/16/46		40	39,341
5.73%, 03/16/56		75	73,766
L3Harris Technologies, Inc.
4.40%, 06/15/28		65	65,018
1.80%, 01/15/31		240	210,787
Lockheed Martin Corp.
4.07%, 12/15/42		100	84,400
3.80%, 03/01/45		46	36,238
4.09%, 09/15/52		100	77,881
Moog, Inc., 5.50%, 10/15/34(b)		38	38,034
Northrop Grumman Corp.
4.90%, 06/01/34		35	34,948
5.25%, 07/15/35(f)		535	546,173
5.15%, 05/01/40		60	58,870
5.20%, 06/01/54		50	45,864
RTX Corp.
7.20%, 08/15/27		42	43,524
4.13%, 11/16/28		70	69,725
4.45%, 11/16/38		100	92,330
4.50%, 06/01/42		275	243,735
4.63%, 11/16/48		50	42,571
3.03%, 03/15/52		100	63,548
TransDigm, Inc.(b)
6.88%, 12/15/30		85	87,601
7.13%, 12/01/31		110	113,990
6.63%, 03/01/32		34	34,942
6.38%, 05/31/33		151	152,161
6.25%, 01/31/34(f)		10	10,226
6.75%, 01/31/34		24	24,655
			5,314,442
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)		86	89,983
Automobile Components — 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)		100	102,294
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(b)		112	107,620
Cyprium Corp./Cyprium Holdings Luxembourg SARL(b)
6.13%, 04/15/31		32	32,221
6.38%, 04/15/34		20	19,975
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		148	154,521
IHO Verwaltungs GmbH, (8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(b)(g)		64	66,172
Lear Corp., 3.80%, 09/15/27		35	34,693
Magna International, Inc., 2.45%, 06/15/30		215	197,870
Phinia, Inc.(b)
6.75%, 04/15/29		45	46,059
6.63%, 10/15/32		41	42,006
			803,431
Automobiles — 0.4%
American Honda Finance Corp.
2.35%, 01/08/27		25	24,683
4.55%, 07/09/27(f)		55	55,050
3.50%, 02/15/28		150	147,449
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
4.90%, 03/13/29	USD	160	$ 161,154
Asbury Automotive Group, Inc., 4.75%, 03/01/30		100	97,389
Carvana Co.(b)(g)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30		73	76,245
(9.00% PIK), 9.00%, 06/01/31(f)		32	35,400
Ford Motor Co., 4.75%, 01/15/43		54	41,707
Ford Motor Credit Co. LLC
4.27%, 01/09/27		250	249,021
3.82%, 11/02/27		200	196,558
7.20%, 06/10/30		590	624,175
5.75%, 04/06/33(f)		350	346,969
General Motors Co.
6.60%, 04/01/36		105	112,390
5.95%, 04/01/49		195	184,027
General Motors Financial Co., Inc.
5.40%, 05/08/27		100	101,021
5.80%, 01/07/29		135	138,908
5.65%, 01/17/29		300	306,982
5.35%, 01/07/30		150	152,973
3.60%, 06/21/30		150	143,293
2.35%, 01/08/31		58	51,946
5.75%, 02/08/31		45	46,539
2.70%, 06/10/31		50	45,059
5.60%, 06/18/31		150	154,261
Honda Motor Co. Ltd., 2.53%, 03/10/27		50	49,279
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)		100	104,757
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31		135	156,474
New Flyer Holdings, Inc., 9.25%, 07/01/30(b)		116	125,170
Nissan Motor Acceptance Co. LLC(b)
7.05%, 09/15/28		27	27,689
6.13%, 09/30/30		164	161,521
Nissan Motor Co. Ltd.(b)
7.50%, 07/17/30		62	64,063
7.75%, 07/17/32		85	88,609
8.13%, 07/17/35		96	101,287
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		42	41,803
Toyota Motor Credit Corp.
5.25%, 09/11/28		75	76,724
2.15%, 02/13/30		50	46,084
3.38%, 04/01/30		75	72,124
4.55%, 05/17/30		70	70,302
5.10%, 03/21/31		388	397,799
			5,076,884
Banks — 4.3%
ABN AMRO Bank NV, 4.63%, 11/08/30(c)	GBP	200	264,814
Banco Santander SA, 5.59%, 08/08/28	USD	600	613,592
Bank of America Corp.
(1-day SOFR + 0.96%), 1.73%, 07/22/27(a)		110	109,347
(1-day SOFR + 1.05%), 2.55%, 02/04/28(a)		70	69,024
(1-day SOFR + 1.31%), 5.51%, 01/24/36(a)		987	1,009,500
(1-day SOFR + 1.33%), 2.97%, 02/04/33(a)		355	321,656
(1-day SOFR + 1.58%), 3.31%, 04/22/42(a)		1,471	1,127,120
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)		255	260,524
(1-day SOFR + 1.70%), 5.74%, 02/12/36(a)		400	407,729
(1-day SOFR + 1.83%), 4.57%, 04/27/33(a)		25	24,602
(1-day SOFR + 1.88%), 2.83%, 10/24/51(a)		171	105,220
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)(f)		340	345,262
(1-day SOFR + 1.93%), 2.68%, 06/19/41(a)		440	316,146
Security		Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.99%), 6.20%, 11/10/28(a)	USD	100	$ 102,608
(1-day SOFR + 2.04%), 4.95%, 07/22/28(a)		235	236,395
(1-day SOFR + 2.15%), 2.59%, 04/29/31(a)		160	147,991
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(a)		250	231,508
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(a)		265	260,622
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(a)		100	94,566
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(a)		100	99,327
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)		490	382,111
Series L, 4.18%, 11/25/27		80	79,831
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(a)		40	27,945
Bank of Montreal
5.72%, 09/25/28		30	30,866
(1-day SOFR + 0.88%), 4.57%, 09/10/27(a)		160	160,090
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(a)		250	248,665
Bank of New York Mellon Corp.(a)
(1-day SOFR + 0.84%), 4.89%, 07/21/28		25	25,184
(1-day SOFR + 1.15%), 3.99%, 06/13/28		100	99,733
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28		175	178,785
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28		125	124,271
Bank of Nova Scotia
1.35%, 06/24/26(f)		300	298,833
5.25%, 06/12/28		50	51,003
5.45%, 08/01/29		25	25,766
(5-year CMT + 2.05%), 4.59%, 05/04/37(a)		115	110,379
Barclays PLC
5.20%, 05/12/26		350	350,063
(1-day SOFR + 2.21%), 5.83%, 05/09/27(a)		250	250,060
(1-year CMT + 3.50%), 7.44%, 11/02/33(a)		200	223,824
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(a)		500	503,108
BNP Paribas SA, (3-mo. EURIBOR + 1.05%), 3.74%, 04/20/34(a)(c)	EUR	100	115,800
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	USD	120	122,739
Citigroup, Inc.
4.45%, 09/29/27		100	100,037
6.63%, 01/15/28		100	103,845
0.00%, 12/11/30(a)		512	487,419
6.00%, 10/31/33		50	52,301
8.13%, 07/15/39		220	275,320
4.65%, 07/23/48		250	216,521
(1-day SOFR + 1.14%), 4.64%, 05/07/28(a)		400	400,696
(1-day SOFR + 1.15%), 2.67%, 01/29/31(a)		334	310,621
(1-day SOFR + 1.49%), 5.17%, 09/11/36(a)		200	198,134
(1-day SOFR + 1.83%), 6.02%, 01/24/36(a)		191	196,083
(1-day SOFR + 2.06%), 5.83%, 02/13/35(a)		573	583,676
(1-day SOFR + 2.09%), 4.91%, 05/24/33(a)(f)		100	99,750
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)		230	211,513
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)		100	106,897
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		20	20,836
(1-day SOFR + 3.91%), 4.41%, 03/31/31(a)		745	736,875
(1-day SOFR + 4.55%), 5.32%, 03/26/41(a)		61	59,374

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(a)	USD	619	$ 608,554
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(a)		100	81,444
(5-year CMT + 1.73%), 5.41%, 09/19/39(a)		79	77,646
Citizens Financial Group, Inc.
3.25%, 04/30/30		25	23,676
(1-day SOFR + 2.01%), 5.84%, 01/23/30(a)		100	102,908
Cooperatieve Rabobank UA, 4.80%, 01/09/29		250	253,325
Deutsche Bank AG, (1-day SOFR + 2.51%), 6.82%, 11/20/29(a)		150	157,418
Fifth Third Bancorp
3.95%, 03/14/28		75	74,434
(1-day SOFR + 2.34%), 6.34%, 07/27/29(a)		20	20,710
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(a)		50	49,994
First Citizens BancShares, Inc., (1-day SOFR + 1.41%), 5.23%, 03/12/31(a)		205	203,973
Freedom Mortgage Corp., 12.25%, 10/01/30(b)		19	20,620
Goldman Sachs Group, Inc.
2.60%, 02/07/30		150	139,772
6.75%, 10/01/37		375	407,261
6.25%, 02/01/41		200	211,538
5.15%, 05/22/45		50	45,387
(1-day SOFR + 0.82%), 1.54%, 09/10/27(a)		30	29,691
(1-day SOFR + 0.91%), 1.95%, 10/21/27(a)		220	217,454
(1-day SOFR + 0.96%), 4.52%, 01/21/32(a)		56	55,183
(1-day SOFR + 1.09%), 1.99%, 01/27/32(a)		493	433,777
(1-day SOFR + 1.26%), 2.65%, 10/21/32(a)		2,560	2,278,943
(1-day SOFR + 1.28%), 2.62%, 04/22/32(a)		637	573,302
(1-day SOFR + 1.32%), 4.94%, 04/23/28(a)		72	72,338
(1-day SOFR + 1.32%), 5.54%, 01/21/47(a)		160	152,999
(1-day SOFR + 1.38%), 5.54%, 01/28/36(a)		387	393,331
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)		100	90,538
(1-day SOFR + 1.42%), 5.02%, 10/23/35(a)(f)		790	777,262
(1-day SOFR + 1.70%), 5.73%, 01/28/56(a)		100	97,534
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(a)		100	99,155
(3-mo. EURIBOR + 0.95%), 3.51%, 08/17/33(a)(c)	EUR	340	391,579
(3-mo. EURIBOR + 1.10%), 3.98%, 12/18/36(a)(c)		100	115,785
(5-year CMT + 1.18%), 5.39%, 02/02/41(a)	USD	1,061	1,032,733
HSBC Holdings PLC
6.50%, 09/15/37		200	212,110
6.80%, 06/01/38		446	484,206
(1-day SOFR + 1.29%), 5.29%, 11/19/30(a)		500	509,137
(1-day SOFR + 1.43%), 5.13%, 11/06/36(a)		200	196,149
(1-day SOFR + 1.56%), 5.45%, 03/03/36(a)		395	398,238
(1-day SOFR + 1.57%), 5.89%, 08/14/27(a)		200	200,768
(1-day SOFR + 1.90%), 5.87%, 11/18/35(a)		468	475,891
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)		200	211,777
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)		200	212,280
(1-day SOFR + 3.35%), 7.39%, 11/03/28(a)		200	208,105
Huntington Bancshares, Inc., (1-day SOFR + 2.02%), 6.21%, 08/21/29(a)		150	155,222
ING Groep NV(a)
(1-day SOFR + 1.56%), 6.08%, 09/11/27		725	728,935
(1-day SOFR + 2.09%), 6.11%, 09/11/34		200	211,915
Inter-American Development Bank, 4.50%, 05/15/26		1,190	1,190,271
Intesa Sanpaolo SpA, (1 year GBP SONIA swap + 2.59%), 6.50%, 03/14/29(a)(c)	GBP	150	208,781
JPMorgan Chase & Co.
6.40%, 05/15/38	USD	50	55,183
4.95%, 06/01/45		105	95,770
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 0.80%), 4.92%, 01/24/29(a)	USD	440	$ 443,536
(1-day SOFR + 0.99%), 4.62%, 04/23/32(a)		31	30,852
(1-day SOFR + 1.13%), 5.00%, 07/22/30(a)		33	33,407
(1-day SOFR + 1.19%), 5.04%, 01/23/28(a)		50	50,232
(1-day SOFR + 1.26%), 2.96%, 01/25/33(a)		175	158,857
(1-day SOFR + 1.26%), 5.15%, 04/23/37(a)		15	14,910
(1-day SOFR + 1.32%), 5.50%, 01/24/36(a)		148	151,558
(1-day SOFR + 1.34%), 4.95%, 10/22/35(a)		350	346,067
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)		23	23,255
(1-day SOFR + 1.64%), 5.58%, 07/23/36(a)		605	613,761
(1-day SOFR + 1.80%), 4.59%, 04/26/33(a)		65	64,155
(1-day SOFR + 1.81%), 6.25%, 10/23/34(a)		723	775,442
(1-day SOFR + 1.85%), 5.35%, 06/01/34(a)(f)		217	221,494
(1-day SOFR + 1.89%), 2.18%, 06/01/28(a)		95	92,779
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)		325	326,773
(1-day SOFR + 2.04%), 2.52%, 04/22/31(a)		100	92,460
(1-day SOFR + 2.08%), 4.91%, 07/25/33(a)		395	396,152
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		300	311,294
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(a)		100	99,563
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(a)		381	291,406
KeyCorp
2.55%, 10/01/29		50	46,841
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)		50	53,157
Lloyds Banking Group PLC(a)
(1-year CMT + 0.83%), 4.82%, 06/13/29		200	201,231
(1-year CMT + 0.85%), 1.63%, 05/11/27		200	199,840
(1-year CMT + 0.85%), 5.09%, 11/26/28		272	274,357
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28		200	197,495
M&T Bank Corp.(a)
(1-day SOFR + 2.26%), 6.08%, 03/13/32		270	282,962
(1-day SOFR + 2.80%), 7.41%, 10/30/29(f)		1,020	1,087,106
Macquarie Bank Ltd., (3-Month BBSW + 1.32%), 5.31%, 08/20/36(a)	AUD	200	143,450
Mitsubishi UFJ Financial Group, Inc.(a)
(1-year CMT + 0.83%), 2.34%, 01/19/28	USD	200	197,098
(1-year CMT + 1.38%), 5.42%, 02/22/29		250	253,831
(1-year CMT + 1.53%), 5.48%, 02/22/31		600	616,354
Mizuho Financial Group, Inc.(a)
(1-year CMT + 1.90%), 5.75%, 07/06/34		150	156,173
(1-year CMT + 2.05%), 5.41%, 09/13/28		200	202,649
Morgan Stanley
4.35%, 09/08/26		75	74,981
3.59%, 07/22/28(a)		25	24,723
6.38%, 07/24/42		107	115,282
4.38%, 01/22/47		280	232,152
(1-day SOFR + 0.80%), 4.24%, 01/09/30(a)		88	87,103
(1-day SOFR + 0.88%), 1.59%, 05/04/27(a)		270	269,934
(1-day SOFR + 1.00%), 2.48%, 01/21/28(a)		50	49,298
(1-day SOFR + 1.03%), 1.79%, 02/13/32(a)		109	94,875
(1-day SOFR + 1.10%), 4.65%, 10/18/30(a)		50	49,915
(1-day SOFR + 1.14%), 2.70%, 01/22/31(a)		689	640,977
(1-day SOFR + 1.18%), 2.24%, 07/21/32(a)		160	140,776
(1-day SOFR + 1.20%), 4.71%, 03/12/32(a)		550	545,756
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)		197	174,696
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)		425	436,571
(1-day SOFR + 1.29%), 2.94%, 01/21/33(a)		278	250,788
(1-day SOFR + 1.42%), 5.59%, 01/18/36(a)		250	256,281
(1-day SOFR + 1.58%), 5.83%, 04/19/35(a)		125	130,056
(1-day SOFR + 1.63%), 5.45%, 07/20/29(a)		350	356,432
(1-day SOFR + 1.71%), 5.52%, 11/19/55(a)		125	118,947
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)	USD	35	$ 35,664
(1-day SOFR + 1.78%), 5.90%, 03/13/47(a)		93	93,172
(1-day SOFR + 2.24%), 6.30%, 10/18/28(a)		375	384,490
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)		110	117,894
(1-day SOFR + 3.12%), 3.62%, 04/01/31(a)		100	96,118
(1-day SOFR Index + 1.18%), 4.81%, 04/16/32(a)		15	14,963
(1-day SOFR Index + 1.41%), 5.30%, 04/10/37(a)		10	9,940
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(a)		20	19,748
(3-mo. EURIBOR + 1.12%), 3.75%, 11/07/36(a)	EUR	200	228,036
(5-year CMT + 2.43%), 5.95%, 01/19/38(a)	USD	205	211,187
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(a)		119	115,463
Morgan Stanley Finance LLC, 05/08/31(a)(b)(d)	EUR	561	658,417
Morgan Stanley Private Bank N.A., (1-day SOFR + 1.08%), 4.73%, 07/18/31(a)	USD	735	733,957
NatWest Group PLC(a)
(1-year CMT + 2.55%), 3.07%, 05/22/28		200	197,142
(3-mo. SOFR US + 2.02%), 4.89%, 05/18/29		225	226,461
PNC Financial Services Group, Inc.(a)
(1-day SOFR + 1.26%), 4.81%, 10/21/32		505	504,280
(1-day SOFR + 1.42%), 5.37%, 07/21/36		110	110,536
(1-day SOFR + 1.62%), 5.35%, 12/02/28		50	50,716
(1-day SOFR + 1.90%), 5.68%, 01/22/35		241	248,411
(5-year CMT + 1.17%), 5.42%, 01/25/41		115	112,782
Regions Financial Corp., (1-day SOFR + 1.49%), 5.72%, 06/06/30(a)		25	25,688
Royal Bank of Canada
3.63%, 05/04/27		200	199,144
4.95%, 02/01/29		105	106,817
5.00%, 02/01/33		25	25,280
(1-day SOFR + 0.84%), 4.40%, 04/17/30(a)		30	29,874
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(a)		455	455,907
Santander Holdings USA, Inc.(a)
(1-day SOFR + 1.25%), 2.49%, 01/06/28		75	73,928
(1-day SOFR + 2.50%), 6.17%, 01/09/30		100	103,206
Santander U.K. Group Holdings PLC(a)
(1-day SOFR + 2.60%), 6.53%, 01/10/29		200	206,282
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28		200	197,724
State Street Corp.(a)
(1-day SOFR + 1.00%), 2.62%, 02/07/33		100	89,389
(1-day SOFR + 1.72%), 5.82%, 11/04/28		100	102,181
(1-day SOFR + 1.73%), 4.16%, 08/04/33		25	24,141
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29		125	124,463
Sumitomo Mitsui Financial Group, Inc.
2.17%, 01/14/27		200	197,341
2.93%, 09/17/41		192	137,730
Toronto-Dominion Bank
5.26%, 12/11/26		25	25,166
4.98%, 04/05/27		100	100,822
(5-year CMT + 1.50%), 5.15%, 09/10/34(a)		401	403,149
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(a)		50	49,754
Truist Bank, Series BKNT, 2.25%, 03/11/30		540	492,810
Truist Financial Corp.(a)
(1-day SOFR + 1.37%), 4.12%, 06/06/28		158	157,424
(1-day SOFR + 2.05%), 6.05%, 06/08/27		250	250,377
U.S. Bancorp(a)
(1-day SOFR + 0.87%), 4.48%, 01/26/32		103	101,810
(1-day SOFR + 1.41%), 5.42%, 02/12/36(f)		545	555,357
(1-day SOFR + 1.66%), 4.55%, 07/22/28		126	126,199
Security		Par (000)	Value
Banks (continued)
U.S. Bancorp(a) (continued)
(1-day SOFR + 1.86%), 5.68%, 01/23/35	USD	65	$ 67,173
(1-day SOFR + 2.02%), 5.78%, 06/12/29		95	97,491
Wells Fargo & Co.
5.38%, 02/07/35		374	383,360
5.38%, 11/02/43		70	65,448
4.40%, 06/14/46		110	88,299
(1-day SOFR + 1.11%), 5.24%, 01/24/31(a)		160	163,105
(1-day SOFR + 1.38%), 5.21%, 12/03/35(a)		370	369,434
(1-day SOFR + 1.50%), 3.35%, 03/02/33(a)		139	127,968
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)		100	100,414
(1-day SOFR + 1.99%), 5.56%, 07/25/34(a)(f)		250	256,852
(1-day SOFR + 2.02%), 5.39%, 04/24/34(a)		185	188,332
(1-day SOFR + 2.06%), 6.49%, 10/23/34(a)(f)		345	373,864
(1-day SOFR + 2.10%), 4.90%, 07/25/33(a)		195	194,605
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)		250	207,138
(1-day SOFR + 2.53%), 3.07%, 04/30/41(a)		130	97,951
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(a)		435	403,552
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(a)		40	37,760
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(a)		424	420,946
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(a)		615	544,587
(3-mo. EURIBOR + 1.22%), 3.90%, 07/22/32(a)(c)	EUR	200	237,400
Westpac Banking Corp., (5-year USD SOFR ICE Swap + 2.24%), 4.32%, 11/23/31(a)	USD	390	389,100
Zions Bancorp N.A., (1-day SOFR + 1.06%), 4.48%, 02/09/29(a)		470	467,428
			55,075,096
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		298	291,162
4.90%, 02/01/46		247	223,435
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34		250	253,245
4.95%, 01/15/42		73	68,468
5.55%, 01/23/49		180	175,698
5.80%, 01/23/59		20	20,141
Coca-Cola Co.
1.45%, 06/01/27		75	73,028
1.65%, 06/01/30		115	104,006
2.00%, 03/05/31		426	384,180
2.25%, 01/05/32		60	53,850
4.20%, 03/25/50		72	58,676
5.30%, 05/13/54		250	238,771
2.75%, 06/01/60		90	51,347
5.40%, 05/13/64		180	171,344
Constellation Brands, Inc.
3.70%, 12/06/26		100	99,711
4.35%, 05/09/27		100	100,028
2.88%, 05/01/30		155	145,232
4.75%, 05/09/32(f)		95	94,440
Diageo Capital PLC, 5.88%, 09/30/36		200	211,710
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30		166	156,196
5.30%, 03/15/34		25	24,922
4.50%, 11/15/45		120	97,891

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	USD	251	$ 253,311
PepsiCo, Inc.
2.63%, 03/19/27		100	98,889
2.75%, 03/19/30		25	23,649
4.80%, 07/17/34		75	75,391
5.25%, 07/17/54		250	239,059
3.88%, 03/19/60		335	246,540
			4,034,320
Biotechnology — 0.2%
Amgen, Inc.
4.20%, 03/01/33		85	82,069
6.40%, 02/01/39		439	471,846
4.66%, 06/15/51		20	16,747
5.65%, 03/02/53		420	403,882
5.65%, 02/19/56		80	76,808
Biogen, Inc., 2.25%, 05/01/30		38	34,761
Genmab AS/Genmab Finance LLC(b)
6.25%, 12/15/32		31	31,814
7.25%, 12/15/33		165	172,040
Gilead Sciences, Inc.
4.60%, 09/01/35		50	48,775
4.00%, 09/01/36		55	50,599
2.60%, 10/01/40		80	57,811
5.65%, 12/01/41		100	101,346
4.75%, 03/01/46		100	88,513
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30		1,030	915,541
2.80%, 09/15/50		220	132,424
Royalty Pharma PLC, 2.20%, 09/02/30		400	361,266
			3,046,242
Broadline Retail — 0.0%
Nordstrom, Inc., 4.38%, 04/01/30		49	46,563
Building Materials — 0.2%
Carlisle Cos., Inc.
2.75%, 03/01/30		25	23,388
5.55%, 09/15/40		550	544,823
Carrier Global Corp.
2.70%, 02/15/31		20	18,402
5.90%, 03/15/34		50	52,709
CRH America Finance, Inc., 5.50%, 01/09/35		750	767,400
Eagle Materials, Inc., 2.50%, 07/01/31		265	236,987
Fortune Brands Innovations, Inc., 5.88%, 06/01/33		25	26,020
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30		100	89,033
4.90%, 12/01/32		25	25,103
Martin Marietta Materials, Inc.
5.15%, 12/01/34		315	317,071
4.25%, 12/15/47		75	60,031
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		100	104,706
Standard Industries, Inc., 4.75%, 01/15/28(b)		100	99,425
Trane Technologies Financing Ltd., 5.25%, 03/03/33		150	154,336
Vulcan Materials Co.
5.35%, 12/01/34		25	25,464
4.50%, 06/15/47		75	62,707
			2,607,605
Building Products — 0.2%
Home Depot, Inc.
2.50%, 04/15/27(f)		300	296,172
Security		Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
4.50%, 09/15/32	USD	80	$ 80,167
4.95%, 06/25/34		200	201,228
5.88%, 12/16/36		270	287,571
4.95%, 09/15/52		40	35,638
Lowe’s Cos., Inc.
3.35%, 04/01/27		300	298,279
3.95%, 10/15/27		325	324,168
5.00%, 04/15/33		225	226,424
4.65%, 04/15/42		116	103,003
5.63%, 04/15/53		125	118,378
5.80%, 09/15/62		40	38,272
QXO Building Products, Inc., 6.75%, 04/30/32(b)		172	175,447
			2,184,747
Capital Markets — 0.1%
Apollo Debt Solutions BDC, 6.55%, 03/15/32		35	35,406
Ares Capital Corp.
2.15%, 07/15/26		200	198,993
2.88%, 06/15/27		100	97,581
2.88%, 06/15/28		115	109,761
ARES Capital Corp., 5.10%, 01/15/31		120	116,380
Blackstone Private Credit Fund
3.25%, 03/15/27		75	73,775
7.30%, 11/27/28		50	51,655
4.00%, 01/15/29		105	99,949
Blackstone Secured Lending Fund, 2.85%, 09/30/28		125	117,234
Blue Owl Capital Corp., 5.95%, 03/15/29		100	99,391
Blue Owl Credit Income Corp., 7.75%, 01/15/29		185	190,645
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		60	56,780
FS KKR Capital Corp.
3.25%, 07/15/27		50	48,563
3.13%, 10/12/28		110	103,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(f)		88	88,448
10.00%, 11/15/29(b)		94	94,821
Sixth Street Lending Partners, 5.75%, 01/15/30		135	134,234
			1,716,666
Chemicals — 0.4%
Air Products and Chemicals, Inc., 4.85%, 02/08/34		150	150,394
Brenntag Finance BV, 3.38%, 10/02/31(c)	EUR	300	344,346
Celanese U.S. Holdings LLC
6.50%, 04/15/30(f)	USD	100	102,292
7.05%, 11/15/30		34	36,496
7.38%, 07/15/32		34	36,033
7.38%, 02/15/34(f)		36	37,691
Chemours Co.(b)
8.00%, 01/15/33		84	86,578
7.88%, 03/15/34		95	97,149
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)		106	105,929
Dow Chemical Co.
4.38%, 11/15/42		25	19,890
6.90%, 05/15/53		145	149,722
5.95%, 03/15/55(f)		389	355,829
DuPont de Nemours, Inc., 5.42%, 11/15/48		35	32,557
Eastman Chemical Co.
5.75%, 03/08/33		75	77,925
4.65%, 10/15/44		25	20,967
Ecolab, Inc., 2.13%, 02/01/32		90	79,227
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
EIDP, Inc., 4.50%, 05/15/26	USD	35	$ 35,004
FMC Corp.
3.20%, 10/01/26		25	24,839
5.65%, 05/18/33		38	33,589
6.38%, 05/18/53		21	15,841
LYB International Finance III LLC
5.63%, 05/15/33		125	127,171
5.88%, 01/15/36(f)		608	614,167
4.20%, 10/15/49		291	209,057
3.63%, 04/01/51		197	128,182
3.80%, 10/01/60		90	56,266
Mosaic Co., 5.45%, 11/15/33		25	25,316
NOVA Chemicals Corp., 9.00%, 02/15/30(b)		100	105,464
Nutrien Ltd.
4.90%, 03/27/28(f)		177	178,447
5.80%, 03/27/53		25	24,470
OCP SA, 6.75%, 05/02/34(c)		223	234,317
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		72	71,653
Rain Carbon, Inc., 12.25%, 09/01/29(b)(f)		90	94,691
RPM International, Inc., 2.95%, 01/15/32		90	81,198
Sherwin-Williams Co.
3.45%, 06/01/27		150	148,663
5.15%, 08/15/35		810	814,629
4.50%, 06/01/47		250	207,867
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		130	128,102
Tronox, Inc.(b)(f)
4.63%, 03/15/29		43	35,985
9.13%, 09/30/30		68	69,101
Westlake Corp., 5.00%, 08/15/46		75	64,371
			5,261,415
Commercial Services & Supplies — 0.5%
ADT Security Corp., 5.88%, 10/15/33(b)		43	42,361
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		101	105,936
Automatic Data Processing, Inc., 4.75%, 05/08/32		405	408,128
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		79	79,793
Block, Inc., 3.50%, 06/01/31		77	69,926
California Institute of Technology
4.32%, 08/01/45		100	85,405
4.70%, 11/01/2111		35	27,823
3.65%, 09/01/2119		50	31,005
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122		95	85,386
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)		32	31,366
Cornell University, 4.84%, 06/15/34		75	75,592
Deluxe Corp., 8.13%, 09/15/29(b)		36	37,542
Emory University, Series 2020, 2.14%, 09/01/30		35	31,892
Equifax, Inc., 3.10%, 05/15/30		150	140,722
FTAI Aviation Investors LLC(b)
7.88%, 12/01/30		54	56,699
7.00%, 05/01/31		153	158,343
7.00%, 06/15/32		61	62,967
GATX Corp., 4.00%, 06/30/30		130	127,013
Global Payments, Inc.
4.95%, 08/15/27		100	100,285
5.30%, 08/15/29		125	125,774
5.40%, 08/15/32		40	39,793
Graham Holdings Co., 5.63%, 12/01/33(b)		35	34,643
Massachusetts Institute of Technology
3.96%, 07/01/38		50	45,635
5.60%, 07/01/2111		100	96,762
Security		Par (000)	Value
Commercial Services & Supplies (continued)
PayPal Holdings, Inc.
3.90%, 06/01/27	USD	351	$ 349,733
2.30%, 06/01/30		75	68,818
President and Fellows of Harvard College
4.61%, 02/15/35		50	49,536
2.52%, 10/15/50		150	89,623
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)		100	98,052
Quanta Services, Inc.
2.90%, 10/01/30		1,260	1,173,497
2.35%, 01/15/32		220	193,181
5.25%, 08/09/34		90	91,267
5.10%, 08/09/35		210	209,108
3.05%, 10/01/41		50	36,566
RELX Capital, Inc., 5.25%, 03/27/35		44	44,410
S&P Global, Inc.
2.45%, 03/01/27		200	197,230
5.25%, 09/15/33		45	46,341
4.80%, 12/04/35(b)		210	205,431
2.30%, 08/15/60		200	97,070
3.90%, 03/01/62(f)		10	7,145
Triton Container International Ltd./TAL International Container Corp., 5.15%, 02/15/33		100	98,162
Trustees of the University of Pennsylvania, 3.61%, 02/15/2119		350	212,664
United Rentals North America, Inc.
3.75%, 01/15/32		100	92,816
5.38%, 11/15/33(b)		34	33,619
University of Southern California, 4.98%, 10/01/53		10	9,052
Verisk Analytics, Inc.
4.13%, 03/15/29		470	465,845
4.45%, 03/15/31		20	19,725
5.75%, 04/01/33		50	51,926
5.50%, 06/15/45		40	37,443
3.63%, 05/15/50		35	24,394
Viking Cruises Ltd., 5.88%, 10/15/33(b)		48	48,122
WestConnex Finance Co. Pty. Ltd.
5.94%, 04/30/32	AUD	390	278,402
6.41%, 04/30/36		320	228,428
Worldline SA/France(c)
0.88%, 06/30/27	EUR	100	111,629
4.13%, 09/12/28		100	108,390
Wynn Macau Ltd., 6.75%, 02/15/34(b)	USD	35	35,044
			6,913,460
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33(b)		38	38,310
Cellnex Finance Co. SA, 3.88%, 01/19/36(c)	EUR	100	113,480
HTA Group Ltd., 7.50%, 06/04/29(b)	USD	131	134,933
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(c)		200	204,845
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28(c)		220	226,600
Tutor Perini Corp., 11.88%, 04/30/29(b)		64	69,775
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		49	47,909
			835,852
Consumer Finance — 0.6%
American Express Co.
3.30%, 05/03/27		100	99,271
(1-day SOFR + 0.87%), 4.46%, 02/10/32(a)		80	79,169
(1-day SOFR + 1.00%), 5.10%, 02/16/28(a)		665	668,927
(1-day SOFR + 1.22%), 4.92%, 07/20/33(a)		125	125,296

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
(1-day SOFR + 1.24%), 4.80%, 10/24/36(a)	USD	513	$ 496,933
(1-day SOFR + 1.26%), 4.73%, 04/25/29(a)		400	402,085
(1-day SOFR + 1.76%), 4.42%, 08/03/33(a)		50	48,792
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)		180	180,681
(1-day SOFR + 1.93%), 5.63%, 07/28/34(a)		120	122,668
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(a)		175	178,844
Atlanticus Holdings Corp., 9.75%, 09/01/30(b)		80	79,204
Bread Financial Holdings, Inc.(b)
6.75%, 05/15/31		29	29,628
(5-year CMT + 4.30%), 8.38%, 06/15/35(a)(f)		41	42,994
Capital One Financial Corp.(a)
(1-day SOFR + 1.56%), 5.46%, 07/26/30		490	500,432
(1-day SOFR + 2.37%), 5.27%, 05/10/33		40	40,104
(1-day SOFR + 2.44%), 7.15%, 10/29/27		25	25,317
(1-day SOFR + 2.60%), 5.25%, 07/26/30		225	228,222
(1-day SOFR + 2.64%), 6.31%, 06/08/29		34	35,158
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34		725	836,293
Enova International, Inc.(b)
11.25%, 12/15/28		77	81,299
9.13%, 08/01/29		80	83,800
EZCORP, Inc., 7.38%, 04/01/32(b)		33	34,886
FirstCash, Inc., 6.13%, 05/01/34(b)		110	109,739
Mastercard, Inc.
2.95%, 11/21/26		25	24,867
3.30%, 03/26/27		25	24,853
3.35%, 03/26/30		570	551,221
4.95%, 03/15/32		140	143,872
4.55%, 01/15/35		190	186,347
3.85%, 03/26/50		100	76,786
2.95%, 03/15/51		410	265,025
Muthoot Finance Ltd., 5.75%, 08/04/30(c)(f)		200	198,050
OneMain Finance Corp.
6.63%, 05/15/29		67	68,155
7.88%, 03/15/30		79	82,356
7.50%, 05/15/31(f)		118	120,981
7.13%, 11/15/31		39	39,548
7.13%, 09/15/32		34	34,478
6.75%, 09/15/33		26	25,574
SLM Corp., 6.50%, 01/31/30		17	17,163
Synchrony Financial
2.88%, 10/28/31		45	39,543
7.25%, 02/02/33		313	324,477
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)		264	269,285
Visa, Inc.
1.10%, 02/15/31		455	394,008
4.30%, 12/14/45		295	251,520
3.65%, 09/15/47		35	26,737
			7,694,588
Consumer Staples Distribution & Retail — 0.1%
Dollar General Corp.
4.13%, 05/01/28		25	24,842
5.20%, 07/05/28		100	101,454
Target Corp.
1.95%, 01/15/27		50	49,316
2.35%, 02/15/30		75	69,886
4.50%, 09/15/34		75	73,045
4.80%, 01/15/53		35	30,709
Walmart, Inc.
4.90%, 04/28/35		1,010	1,022,621
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
5.25%, 09/01/35	USD	90	$ 93,807
4.50%, 09/09/52(f)		100	86,343
4.50%, 04/15/53		55	47,662
			1,599,685
Containers & Packaging — 0.1%
Ardagh Group SA, (5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(b)(g)		77	69,100
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		131	118,860
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(b)		44	41,934
Packaging Corp. of America
3.00%, 12/15/29		175	166,471
5.70%, 12/01/33		180	187,219
4.05%, 12/15/49		370	281,570
WRKCo, Inc., 3.00%, 06/15/33		80	70,337
			935,491
Distributors — 0.0%
WW Grainger, Inc., 4.45%, 09/15/34		445	436,077
Diversified REITs — 0.7%
American Tower Corp.
1.50%, 01/31/28		132	125,530
5.80%, 11/15/28		120	123,620
3.80%, 08/15/29		80	78,216
2.90%, 01/15/30		150	141,200
5.00%, 01/31/30		35	35,455
2.70%, 04/15/31		75	68,204
4.05%, 03/15/32		5	4,812
5.40%, 01/31/35		430	435,447
2.95%, 01/15/51		135	83,766
Brixmor Operating Partnership LP
4.13%, 05/15/29		50	49,382
4.05%, 07/01/30		20	19,497
Crown Castle, Inc.
1.05%, 07/15/26		65	64,579
4.30%, 02/15/29		25	24,771
4.90%, 09/01/29		67	67,314
3.10%, 11/15/29		100	94,639
3.30%, 07/01/30		175	164,811
2.10%, 04/01/31		75	65,744
2.90%, 04/01/41		50	35,873
Digital Realty Trust LP, 5.55%, 01/15/28		75	76,194
Equinix, Inc.
1.55%, 03/15/28		50	47,474
3.90%, 04/15/32		313	296,995
3.40%, 02/15/52		311	207,912
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/31		560	530,788
3.25%, 01/15/32		77	69,005
5.25%, 02/15/33		295	290,134
5.63%, 09/15/34		260	258,736
5.75%, 11/01/37		180	176,212
Host Hotels & Resorts LP
5.70%, 06/15/32		25	25,753
Series I, 3.50%, 09/15/30		105	99,155
Kimco Realty OP LLC, 2.80%, 10/01/26		50	49,712
Millrose Properties, Inc.(b)
6.38%, 08/01/30		81	82,034
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Millrose Properties, Inc.(b) (continued)
6.25%, 09/15/32	USD	78	$ 78,342
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		153	148,830
Prologis LP
4.38%, 02/01/29		304	304,484
4.63%, 01/15/33		40	39,579
5.25%, 06/15/53		30	27,957
Regency Centers LP
3.60%, 02/01/27		70	69,691
3.70%, 06/15/30		100	96,983
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 03/15/34(b)		18	17,892
Rithm Capital Corp., 8.00%, 04/01/29(b)		113	113,520
Service Properties Trust
0.00%, 09/30/28(a)		62	56,967
4.38%, 02/15/30		100	90,016
8.63%, 11/15/31(b)		76	79,975
8.88%, 06/15/32(f)		180	184,714
Sun Communities Operating LP, 2.70%, 07/15/31		320	288,212
Trust Fibra Uno, 7.70%, 01/23/32		202	217,657
Ventas Realty LP
3.00%, 01/15/30		145	136,947
5.10%, 07/15/32		200	202,222
5.00%, 01/15/35		315	310,061
VICI Properties LP
5.13%, 11/15/31		89	88,744
5.13%, 05/15/32		985	976,530
6.13%, 04/01/54(f)		270	261,600
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		514	500,382
Weyerhaeuser Co., 4.00%, 04/15/30		260	253,411
XHR LP, 4.88%, 06/01/29(b)		50	49,075
			8,486,755
Diversified Telecommunication Services — 0.7%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)		36	35,642
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		169	181,656
AT&T, Inc.
1.65%, 02/01/28		230	219,581
4.55%, 11/01/32		1,590	1,559,174
4.50%, 05/15/35		96	90,906
3.10%, 02/01/43		125	89,357
4.35%, 06/15/45		35	28,101
5.45%, 03/01/47		158	145,168
5.70%, 11/01/54		125	115,953
6.00%, 04/30/56		570	549,816
6.20%, 10/30/56		85	84,202
3.80%, 12/01/57		299	199,305
3.65%, 09/15/59		250	159,851
3.85%, 06/01/60		248	165,197
3.50%, 02/01/61		50	30,711
6.30%, 10/30/66		275	271,244
British Telecommunications PLC, 9.63%, 12/15/30		170	202,706
Cipher Compute LLC, 7.13%, 11/15/30(b)(f)		4	4,146
Cisco Systems, Inc.
4.55%, 02/24/28(f)		239	241,137
4.85%, 02/26/29		225	228,714
4.95%, 02/24/32		170	173,489
5.30%, 02/26/54		185	173,656
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		166	175,078
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Core Scientific Finance I LLC, 05/15/31(b)(d)	USD	105	$ 104,738
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		20	24,489
Flash Compute LLC, 7.25%, 12/31/30(b)		23	23,462
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		276	276,000
5.88%, 11/01/29		170	170,734
GCI LLC, 4.75%, 10/15/28(b)		69	67,510
Level 3 Financing, Inc.(b)
6.88%, 06/30/33		134	138,612
7.00%, 03/31/34		19	19,707
8.50%, 01/15/36(f)		24	25,704
Meridian Arc Holdco LLC, 6.25%, 04/30/31(b)		130	129,970
Sprint Capital Corp., 8.75%, 03/15/32		520	618,763
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)		22	21,585
Telecom Italia Capital SA
6.00%, 09/30/34		40	41,137
7.20%, 07/18/36		40	43,662
7.72%, 06/04/38		54	61,142
TELUS Corp., 2.80%, 02/16/27		75	74,104
Verizon Communications, Inc.
4.33%, 09/21/28		25	25,020
4.02%, 12/03/29		115	113,410
7.75%, 12/01/30		415	467,286
5.05%, 05/09/33		100	101,274
4.50%, 08/10/33		19	18,447
4.40%, 11/01/34		55	52,316
5.25%, 04/02/35		475	474,908
5.85%, 09/15/35(f)		37	38,800
2.65%, 11/20/40		63	44,165
4.75%, 11/01/41		205	183,762
4.86%, 08/21/46		35	30,393
3.55%, 03/22/51		867	604,043
5.88%, 11/30/55		65	62,817
WULF Compute LLC, 7.75%, 10/15/30(b)		130	136,629
			9,319,379
Electric Utilities — 2.4%
AEP Texas, Inc.
5.45%, 05/15/29		25	25,622
4.70%, 05/15/32		95	93,779
5.40%, 06/01/33		75	76,645
5.70%, 05/15/34		75	77,441
5.25%, 05/15/52		110	98,124
Series G, 4.15%, 05/01/49		36	27,211
AEP Transmission Co. LLC
5.15%, 04/01/34		40	40,287
3.15%, 09/15/49		139	91,239
5.40%, 03/15/53		250	235,294
AES Corp., 5.45%, 06/01/28		25	25,250
Alabama Power Co.
3.75%, 09/01/27		50	49,707
5.85%, 11/15/33		70	73,884
6.00%, 03/01/39		32	33,822
Alpha Generation LLC, 6.25%, 01/15/34(b)		16	15,891
Ameren Corp., 5.70%, 12/01/26		110	110,815
Ameren Illinois Co.
4.95%, 06/01/33		200	201,046
5.90%, 12/01/52		20	20,239
American Electric Power Co., Inc., 5.63%, 03/01/33		50	51,715
Appalachian Power Co., Series BB, 4.50%, 08/01/32		30	29,401
Arizona Public Service Co.
2.20%, 12/15/31		45	39,299

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Arizona Public Service Co. (continued)
5.55%, 08/01/33	USD	220	$ 226,146
5.70%, 08/15/34		90	93,053
5.10%, 03/15/36		511	503,053
AusNet Services Holdings Pty. Ltd., (3-Month BBSW + 1.77%), 5.70%, 02/04/56(a)(c)	AUD	130	92,548
Baltimore Gas and Electric Co.
2.25%, 06/15/31	USD	25	22,416
3.75%, 08/15/47		44	32,777
5.40%, 06/01/53		130	122,180
Berkshire Hathaway Energy Co.
1.65%, 05/15/31		65	56,412
6.13%, 04/01/36		100	107,176
5.15%, 11/15/43		45	42,258
4.45%, 01/15/49		175	143,005
4.60%, 05/01/53		210	172,728
Black Hills Corp., 6.00%, 01/15/35		70	72,564
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28		10	10,192
4.95%, 04/01/33		50	50,214
5.15%, 03/01/34		40	40,369
4.50%, 04/01/44		110	95,315
Series AJ, 4.85%, 10/01/52		40	35,008
Series AQ, 4.95%, 08/15/35		85	84,172
CenterPoint Energy, Inc., 1.45%, 06/01/26		50	49,880
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)		147	144,795
Commonwealth Edison Co.
5.90%, 03/15/36		155	163,873
3.65%, 06/15/46		100	74,637
5.65%, 06/01/54		125	121,326
Connecticut Light and Power Co.
4.95%, 01/15/30		120	121,871
Series A, 3.20%, 03/15/27		25	24,801
Consolidated Edison Co. of New York, Inc.
5.13%, 03/15/35		500	503,541
6.15%, 11/15/52		150	156,068
5.70%, 05/15/54		50	48,938
4.50%, 05/15/58		116	92,363
Series 2006-A, 5.85%, 03/15/36		90	94,747
Constellation Energy Generation LLC
5.80%, 03/01/33		15	15,728
6.50%, 10/01/53		25	26,557
Consumers Energy Co.
4.90%, 02/15/29		25	25,350
4.60%, 05/30/29		40	40,251
4.70%, 01/15/30		40	40,308
4.50%, 01/15/31		25	24,958
4.63%, 05/15/33		100	98,872
4.35%, 04/15/49		115	93,826
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)		200	201,750
Dominion Energy, Inc.
Series A, 4.35%, 08/15/32		40	38,806
Series B, 5.95%, 06/15/35		240	251,107
Series F, 5.25%, 08/01/33		50	50,502
DTE Electric Co.
5.20%, 04/01/33(f)		70	71,825
5.20%, 03/01/34		75	76,678
5.25%, 05/15/35		460	466,467
Series A, 4.85%, 03/01/36		25	24,444
Series B, 3.65%, 03/01/52		20	14,396
Series B, 5.55%, 03/01/56		25	23,961
Security		Par (000)	Value
Electric Utilities (continued)
DTE Energy Co., 4.88%, 06/01/28	USD	150	$ 151,189
Duke Energy Carolinas LLC
4.95%, 01/15/33(f)		20	20,255
3.70%, 12/01/47		334	246,963
3.55%, 03/15/52		45	31,640
5.35%, 01/15/53		29	27,091
5.40%, 01/15/54		140	131,828
Duke Energy Corp.
4.85%, 01/05/29		125	126,220
2.45%, 06/01/30		305	281,319
6.10%, 09/15/53		180	179,333
Duke Energy Florida LLC, 3.00%, 12/15/51		180	113,062
Duke Energy Indiana LLC, 5.40%, 04/01/53		10	9,299
Duke Energy Kentucky, Inc., (Acquired 08/11/25, Cost: $235,000), 6.01%, 09/15/35(h)(i)		235	237,937
Duke Energy Ohio, Inc., 5.55%, 03/15/54		63	59,993
Duke Energy Progress LLC
3.40%, 04/01/32		300	280,769
5.25%, 03/15/33		125	128,280
5.05%, 03/15/35(f)		110	110,250
2.90%, 08/15/51		50	30,691
5.35%, 03/15/53		67	62,401
5.55%, 03/15/55		640	613,000
Edison International, 4.13%, 03/15/28		20	19,685
Entergy Arkansas LLC
5.45%, 06/01/34		25	25,743
5.75%, 06/01/54		30	29,287
Entergy Corp., 2.80%, 06/15/30		60	55,927
Entergy Louisiana LLC
4.20%, 09/01/48		150	118,952
5.65%, 04/15/56		185	177,619
Entergy Mississippi LLC
5.00%, 09/01/33		130	130,226
5.85%, 06/01/54		25	24,687
Entergy Texas, Inc.
1.75%, 03/15/31		165	144,569
5.80%, 09/01/53		90	89,187
Evergy Kansas Central, Inc.
5.90%, 11/15/33		20	21,129
5.70%, 03/15/53		40	39,179
Evergy Metro, Inc., 5.40%, 04/01/34		30	30,797
Eversource Energy
4.75%, 05/15/26		150	150,030
5.13%, 05/15/33		40	40,053
5.50%, 01/01/34		225	229,090
Exelon Corp.
3.35%, 03/15/32		100	92,399
5.63%, 06/15/35		145	148,735
5.60%, 03/15/53		40	37,732
FirstEnergy Corp., Series B, 3.90%, 07/15/27		25	24,827
FirstEnergy Transmission LLC
4.75%, 01/15/33		800	791,645
5.00%, 01/15/35(f)		495	488,416
5.45%, 07/15/44(b)		96	90,960
4.55%, 04/01/49(b)		189	156,594
Florida Power & Light Co.
5.05%, 04/01/28(f)		30	30,474
5.10%, 04/01/33		100	102,054
5.95%, 02/01/38		75	80,126
5.96%, 04/01/39		55	58,431
4.05%, 10/01/44		50	40,806
5.30%, 04/01/53(f)		170	159,384
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
5.60%, 02/15/66	USD	25	$ 23,845
Georgia Power Co.
5.13%, 05/15/52(f)		80	73,051
5.50%, 10/01/55(f)		90	86,152
Series 2010-C, 4.75%, 09/01/40		40	37,488
Series B, 3.70%, 01/30/50		37	27,017
Idaho Power Co., 5.80%, 04/01/54		25	24,728
India Clean Energy Holdings, 4.50%, 04/18/27(c)		400	393,137
Indiana Michigan Power Co., 5.63%, 04/01/53		20	19,341
Interstate Power and Light Co.
4.10%, 09/26/28		50	49,650
5.60%, 06/29/35		80	82,142
Kentucky Utilities Co., 3.30%, 06/01/50		25	16,820
MidAmerican Energy Co.
5.85%, 09/15/54		30	29,997
5.30%, 02/01/55		45	41,751
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		290	286,069
MVM Energetika Zrt, 6.50%, 03/13/31(c)		206	215,661
National Grid PLC, 5.42%, 01/11/34		40	40,790
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26		40	40,290
5.05%, 09/15/28		60	60,930
5.15%, 06/15/29(f)		75	76,762
Nevada Power Co.
6.00%, 03/15/54		15	15,033
Series CC, 3.70%, 05/01/29		35	34,306
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		160	160,701
2.25%, 06/01/30		95	86,678
4.40%, 03/01/31		100	99,256
5.05%, 02/28/33		140	141,439
5.45%, 03/15/35		90	91,762
5.55%, 03/15/54		55	51,639
Northern States Power Co.
3.20%, 04/01/52		100	67,966
5.10%, 05/15/53		110	99,618
5.40%, 03/15/54		50	47,388
5.65%, 06/15/54		35	34,197
NSTAR Electric Co.
3.20%, 05/15/27		50	49,524
1.95%, 08/15/31		775	679,129
4.95%, 09/15/52		40	35,466
Oglethorpe Power Corp.
5.05%, 10/01/48		10	8,762
6.20%, 12/01/53		65	65,918
Ohio Power Co.
5.65%, 06/01/34		220	225,961
4.00%, 06/01/49		64	47,672
Series P, 2.60%, 04/01/30		160	148,484
Series R, 2.90%, 10/01/51		30	17,981
Oklahoma Gas and Electric Co.
5.40%, 01/15/33		75	77,366
5.60%, 04/01/53		40	38,306
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30		70	65,634
5.65%, 11/15/33		65	68,063
5.30%, 06/01/42		145	138,887
5.90%, 03/15/56(b)		50	49,527
Pacific Gas and Electric Co.
3.30%, 03/15/27		150	148,523
6.10%, 01/15/29		40	41,336
4.55%, 07/01/30		100	98,874
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
3.25%, 06/01/31	USD	100	$ 92,559
6.95%, 03/15/34		200	219,230
6.00%, 08/15/35		45	46,490
5.20%, 05/01/36(f)		25	24,351
4.50%, 07/01/40		50	42,999
3.30%, 08/01/40		103	77,054
4.75%, 02/15/44		509	425,308
4.30%, 03/15/45		100	78,257
4.25%, 03/15/46		346	266,079
4.00%, 12/01/46		67	49,333
4.95%, 07/01/50		518	430,223
3.50%, 08/01/50		177	116,921
5.25%, 03/01/52		241	206,445
6.75%, 01/15/53		754	787,286
6.70%, 04/01/53		323	336,133
5.90%, 10/01/54		131	122,777
6.15%, 03/01/55		70	67,961
6.10%, 10/15/55		546	526,792
6.00%, 05/01/56		241	229,574
PacifiCorp.
5.10%, 02/15/29		415	420,009
5.30%, 02/15/31(f)		50	50,911
5.35%, 12/01/53		20	17,659
5.50%, 05/15/54		30	27,120
PECO Energy Co.
4.90%, 06/15/33		25	25,200
2.85%, 09/15/51		40	24,571
4.38%, 08/15/52		120	96,779
PG&E Corp.
5.00%, 07/01/28		80	79,608
5.25%, 07/01/30		530	524,682
Pinnacle West Capital Corp., 5.15%, 05/15/30(f)		238	242,048
Potomac Electric Power Co., 5.20%, 03/15/34		130	132,077
PPL Electric Utilities Corp.
4.85%, 02/15/34		95	94,903
5.25%, 05/15/53		40	37,070
Public Service Co. of Colorado
1.88%, 06/15/31		145	126,698
5.25%, 04/01/53		20	18,094
5.75%, 05/15/54		55	53,563
5.85%, 05/15/55		90	88,999
Series 39, 4.50%, 06/01/52		50	40,567
Public Service Co. of Oklahoma, 5.25%, 01/15/33		50	50,755
Public Service Electric and Gas Co.
4.65%, 03/15/33		80	79,494
5.20%, 08/01/33		75	76,834
5.20%, 03/01/34		55	55,891
4.85%, 08/01/34		50	49,710
3.95%, 05/01/42		50	41,204
5.45%, 08/01/53		90	85,936
Public Service Enterprise Group, Inc.
2.45%, 11/15/31		100	88,948
5.45%, 04/01/34		50	51,095
Puget Sound Energy, Inc.
4.22%, 06/15/48		130	104,138
5.45%, 06/01/53		10	9,438
5.69%, 06/15/54		30	29,388
San Diego Gas & Electric Co.
5.35%, 04/01/53		120	110,631
Series VVV, 1.70%, 10/01/30		90	79,812
Sempra
4.00%, 02/01/48		180	134,117

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Sempra (continued)
(5-year CMT + 2.87%), 4.13%, 04/01/52(a)	USD	100	$ 98,552
Sierra Pacific Power Co., 5.90%, 03/15/54		30	29,511
Southern California Edison Co.
5.30%, 03/01/28		50	50,613
5.25%, 03/15/30		25	25,399
5.45%, 06/01/31		145	148,408
5.45%, 03/01/35		100	99,839
5.50%, 03/15/40		35	33,696
3.45%, 02/01/52		80	51,887
5.70%, 03/01/53		260	238,155
5.88%, 12/01/53		20	18,818
5.75%, 04/15/54		20	18,382
6.20%, 09/15/55		70	68,573
Southern Co.
3.25%, 07/01/26		250	249,683
4.85%, 06/15/28		95	95,755
5.70%, 10/15/32		283	295,813
5.70%, 03/15/34		60	62,149
4.85%, 03/15/35		75	72,979
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(a)		100	99,587
Southwestern Electric Power Co.
5.30%, 04/01/33		10	10,141
Series M, 4.10%, 09/15/28		120	118,898
Southwestern Public Service Co., 6.00%, 06/01/54		50	50,244
System Energy Resources, Inc.
6.00%, 04/15/28		207	212,470
5.30%, 12/15/34		480	478,966
Talen Energy Supply LLC(b)
6.25%, 02/01/34		63	62,530
6.50%, 02/01/36		83	83,314
Tampa Electric Co.
4.90%, 03/01/29		50	50,631
5.15%, 03/01/35		470	472,063
Tucson Electric Power Co., 5.50%, 04/15/53(f)		10	9,458
Union Electric Co.
5.20%, 04/01/34		150	152,466
4.80%, 03/15/36		25	24,373
5.45%, 03/15/53		110	104,236
5.13%, 03/15/55		175	158,280
5.55%, 03/15/56		25	24,038
Virginia Electric and Power Co.
6.35%, 11/30/37		40	43,270
8.88%, 11/15/38		50	65,311
5.45%, 04/01/53		90	84,344
5.70%, 08/15/53(f)		165	160,071
5.65%, 03/15/55		70	67,159
5.70%, 03/15/56		30	28,922
Series A, 3.80%, 04/01/28		180	178,397
Series B, 3.75%, 05/15/27		100	99,619
Series B, 3.80%, 09/15/47		25	18,696
Series C, 4.63%, 05/15/52		122	100,944
Series D, 4.65%, 08/15/43		125	108,932
Series D, 5.60%, 09/15/55		50	47,460
Wisconsin Electric Power Co., 4.75%, 09/30/32		25	25,263
Wisconsin Power and Light Co., 3.95%, 09/01/32		150	143,159
Xcel Energy, Inc.
4.60%, 06/01/32		45	44,297
Security		Par (000)	Value
Electric Utilities (continued)
Xcel Energy, Inc. (continued)
5.50%, 03/15/34	USD	125	$ 127,461
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/34(b)		100	104,815
			30,143,951
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.
3.80%, 11/15/27		100	99,412
2.20%, 09/15/31		120	106,353
5.38%, 11/15/54(f)		155	148,906
Arrow Electronics, Inc.
3.88%, 01/12/28		95	93,873
5.88%, 04/10/34		489	503,975
Avnet, Inc., 6.25%, 03/15/28		45	46,205
Emerson Electric Co., 2.00%, 12/21/28		50	47,323
Fortive Corp., 3.15%, 06/15/26		25	24,959
Honeywell International, Inc., 4.50%, 01/15/34		330	324,084
Ingram Micro, Inc., 4.75%, 05/15/29(b)		100	98,266
Jabil, Inc., 4.25%, 05/15/27		100	100,003
Keysight Technologies, Inc., 4.95%, 10/15/34		165	164,021
TD SYNNEX Corp., 1.75%, 08/09/26		175	173,682
Viasat, Inc.(b)
6.50%, 07/15/28		55	54,784
7.50%, 05/30/31(f)		134	134,295
Xerox Corp., 10.25%, 10/15/30(b)		68	56,780
			2,176,921
Energy Equipment & Services — 0.1%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		23	23,150
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
5.00%, 06/15/36		50	49,206
5.85%, 06/15/56		370	365,216
Bristow Group, Inc., 6.75%, 02/01/33(b)		66	67,161
Kodiak Gas Services LLC, 5.88%, 04/01/31(b)		32	32,233
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		400	398,280
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31(j)		143	218,432
Tidewater, Inc., 9.13%, 07/15/30(b)		91	97,961
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		53	54,772
Viridien, 10.00%, 10/15/30(b)		87	93,429
Weatherford International Ltd., 6.75%, 10/15/33(b)		36	37,348
			1,437,188
Entertainment — 0.3%
Bracelet Holdings, Inc., 9.25%, 07/02/28(b)		146	143,041
Caesars Entertainment, Inc.(b)
7.00%, 02/15/30		40	40,608
6.50%, 02/15/32		37	35,951
6.00%, 10/15/32		100	89,623
Churchill Downs, Inc., 5.75%, 04/01/30(b)		100	99,673
Discovery Global Holdings, Inc.
3.76%, 03/15/27		2,872	2,847,782
4.05%, 03/15/29		37	36,010
4.28%, 03/15/32		129	114,497
5.05%, 03/15/42		280	199,788
5.14%, 03/15/52		88	57,640
Light & Wonder International, Inc., 7.50%, 09/01/31(b)		77	80,248
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		50	48,885
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(c)	USD	200	$ 178,500
8.45%, 07/27/30(b)		40	39,610
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		10	10,167
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(c)	AUD	250	174,646
			4,196,669
Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
2.30%, 03/01/30	USD	75	69,312
5.20%, 11/15/34(f)		295	301,173
3.05%, 03/01/50(f)		340	224,628
Reworld Holding Corp., 4.88%, 12/01/29(b)		52	49,699
Waste Connections, Inc.
2.60%, 02/01/30(f)		130	122,331
2.20%, 01/15/32		25	21,973
3.20%, 06/01/32(f)		75	69,314
5.25%, 09/01/35		625	636,876
Waste Management, Inc.
1.15%, 03/15/28(f)		244	230,740
4.95%, 07/03/31		475	484,983
4.88%, 02/15/34		50	50,536
			2,261,565
Financial Services — 1.1%
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/30(b)(h)		555	573,314
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26		240	238,061
4.63%, 09/10/29		150	149,726
3.30%, 01/30/32		150	137,106
4.95%, 09/10/34		730	711,190
Ally Financial, Inc.
8.00%, 11/01/31		200	223,394
(1-day SOFR + 2.82%), 6.85%, 01/03/30(a)		75	78,309
(1-day SOFR + 3.26%), 6.99%, 06/13/29(a)		20	20,800
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(a)		25	25,283
(5-year CMT + 2.45%), 6.65%, 01/17/40(a)		17	16,740
Ameriprise Financial, Inc.
5.70%, 12/15/28		290	299,712
5.15%, 05/15/33		340	347,157
Andiron, Series B 1L, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.91%, 01/21/30(h)		30	30,000
Ares Management Corp., 6.38%, 11/10/28		1,240	1,288,461
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(b)		409	402,916
Brookfield Capital Finance LLC, 6.09%, 06/14/33		15	15,752
Brookfield Finance, Inc.
4.35%, 04/15/30		125	123,014
6.35%, 01/05/34		135	143,642
5.68%, 01/15/35		330	335,098
5.33%, 01/15/36		165	162,276
Charles Schwab Corp.
5.88%, 08/24/26		300	301,298
2.45%, 03/03/27		5	4,933
3.20%, 01/25/28(f)		3	2,954
1.65%, 03/11/31(f)		2	1,750
2.30%, 05/13/31		9	8,111
1.95%, 12/01/31(f)		64	55,901
2.90%, 03/03/32(f)		3	2,723
(1-day SOFR + 1.23%), 4.91%, 11/14/36(a)		310	302,514
Security		Par (000)	Value
Financial Services (continued)
Charles Schwab Corp. (continued)
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)	USD	160	$ 166,849
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)		110	117,414
(1-day SOFR + 2.21%), 5.64%, 05/19/29(a)		156	160,049
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)		51	53,527
Coinbase Global, Inc., 3.38%, 10/01/28(b)(f)		184	176,423
Credit Acceptance Corp.(b)
9.25%, 12/15/28		81	84,467
6.63%, 03/15/30(f)		23	22,923
Encore Capital Group, Inc.(b)
8.50%, 05/15/30		112	119,611
6.63%, 04/15/31		87	88,420
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(b)(f)		23	23,319
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(c)	EUR	28	33,313
GGAM Finance Ltd., 8.00%, 06/15/28(b)	USD	27	28,123
GS Finance Corp.(a)
5.95%, 01/15/31		1,080	1,024,121
0.00%, 02/17/31		900	877,663
Intercontinental Exchange, Inc.
3.63%, 09/01/28		313	308,252
3.75%, 09/21/28		20	19,718
4.60%, 03/15/33		500	494,381
4.95%, 06/15/52(f)		675	602,846
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(b)		39	40,065
Jefferies Financial Group, Inc., 4.85%, 01/15/27		20	20,054
Lazard Group LLC, 4.50%, 09/19/28		100	99,637
LPL Holdings, Inc., 5.65%, 03/15/35		525	524,663
Muangthai Capital PCL(c)
6.88%, 09/30/28		200	201,008
7.55%, 07/21/30		250	253,537
Nasdaq, Inc., 5.35%, 06/28/28		354	360,615
ORIX Corp., 5.20%, 09/13/32		50	50,874
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		28	28,439
8.00%, 08/01/33		17	17,336
PennyMac Financial Services, Inc., 6.75%, 02/15/34(b)		100	96,783
Raymond James Financial, Inc., 4.95%, 07/15/46		50	44,542
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(h)		330	330,825
Rocket Cos., Inc.(b)
6.50%, 08/01/29		50	50,934
6.13%, 08/01/30		61	61,905
7.13%, 02/01/32		207	213,960
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)		26	26,883
StoneX Group, Inc., 7.88%, 03/01/31(b)		135	142,146
Sumisho Air Lease Corp.
3.63%, 12/01/27		50	49,419
4.63%, 10/01/28		100	99,733
Velocity Commercial Capital LLC, 9.38%, 02/15/31(b)		22	22,749
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(b)		122	128,118
Voya Financial, Inc.
3.65%, 06/15/26		100	99,891
5.00%, 09/20/34		430	421,815
			13,789,485
Food Products — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.50%, 03/15/29		100	95,364

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) (continued)
5.75%, 03/31/34	USD	64	$ 62,305
Aramark Services, Inc., 5.00%, 02/01/28(b)		100	99,799
Archer-Daniels-Midland Co.
2.50%, 08/11/26		50	49,798
4.50%, 08/15/33		20	19,774
Bunge Ltd. Finance Corp., 2.75%, 05/14/31		55	50,267
General Mills, Inc., 4.95%, 03/29/33		25	24,790
Hershey Co.
2.30%, 08/15/26		35	34,815
5.10%, 02/24/35		25	25,532
J.M. Smucker Co.
3.38%, 12/15/27		20	19,701
4.25%, 03/15/35		225	208,923
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33		166	170,905
6.75%, 03/15/34		3	3,260
Kraft Heinz Foods Co.
5.20%, 07/15/45		105	91,924
4.38%, 06/01/46		28	21,943
Kroger Co.
5.00%, 09/15/34		120	118,541
5.50%, 09/15/54		110	102,091
Mondelez International, Inc., 4.50%, 05/06/30		75	74,800
Pilgrim’s Pride Corp.
6.25%, 07/01/33		268	281,013
6.88%, 05/15/34		180	195,521
Post Holdings, Inc.(b)
6.38%, 03/01/33		238	237,907
6.50%, 03/15/36		43	42,717
Sysco Corp., 3.25%, 07/15/27		25	24,634
The Campbell’s Co., 5.20%, 03/19/27		25	25,185
Tyson Foods, Inc., 5.10%, 09/28/48		50	45,358
U.S. Foods, Inc.(b)
6.88%, 09/15/28		40	40,845
7.25%, 01/15/32		74	76,972
5.75%, 04/15/33		88	88,323
			2,333,007
Gas Utilities — 0.1%
APA Infrastructure Ltd.
6.42%, 04/28/36	AUD	250	179,122
(3-Month BBSW + 2.00%), 6.37%, 04/28/56(a)		170	122,465
EP Infrastructure AS, 4.38%, 01/29/34(c)	EUR	200	230,237
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/34(b)	USD	100	104,750
			636,574
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
5.40%, 06/01/41		25	25,034
4.45%, 03/15/43		200	174,754
4.90%, 04/01/44		45	41,414
4.13%, 06/15/47		100	80,601
4.45%, 01/15/53		40	32,961
5.20%, 04/15/54(f)		505	465,661
5.55%, 03/15/56		69	66,753
Canadian National Railway Co.
6.25%, 08/01/34		75	81,537
6.20%, 06/01/36		125	135,753
Canadian Pacific Railway Co.
4.00%, 06/01/28		125	124,165
Security		Par (000)	Value
Ground Transportation (continued)
Canadian Pacific Railway Co. (continued)
2.05%, 03/05/30(f)	USD	272	$ 249,090
4.80%, 03/30/30		495	501,404
CSX Corp.
5.20%, 11/15/33		109	111,881
6.22%, 04/30/40		140	151,516
4.10%, 03/15/44		75	61,830
4.90%, 03/15/55		40	35,370
Danaos Corp., 6.88%, 10/15/32(b)		86	88,331
Norfolk Southern Corp.
2.90%, 06/15/26		25	24,960
4.45%, 03/01/33		50	49,230
4.84%, 10/01/41		150	138,875
2.90%, 08/25/51		180	111,139
Union Pacific Corp.
2.40%, 02/05/30		625	583,283
2.80%, 02/14/32		20	18,243
4.50%, 01/20/33		75	74,983
3.38%, 02/01/35		629	561,554
2.89%, 04/06/36		995	837,609
			4,827,931
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories
4.30%, 03/15/33		87	84,984
4.75%, 03/15/38		187	180,643
4.90%, 11/30/46		410	373,722
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		181	186,882
Baxter International, Inc.
3.95%, 04/01/30		100	96,057
2.54%, 02/01/32		80	67,971
Boston Scientific Corp., 2.65%, 06/01/30		25	23,300
Insulet Corp., 6.50%, 04/01/33(b)		50	51,040
Medline Borrower LP, 3.88%, 04/01/29(b)		100	97,156
Revvity, Inc., 3.30%, 09/15/29		50	47,934
Thermo Fisher Scientific, Inc., 4.55%, 06/15/33		63	62,138
Universal Health Services, Inc.
4.63%, 10/15/29		50	49,646
5.05%, 10/15/34		330	317,672
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27		90	90,362
5.35%, 12/01/28(f)		70	71,493
			1,801,000
Health Care Providers & Services — 0.7%
Adventist Health System, 5.43%, 03/01/32		50	50,654
Allina Health System, Series 2019, 3.89%, 04/15/49		50	37,203
Banner Health, 2.34%, 01/01/30		50	46,358
Baylor Scott & White Holdings
4.19%, 11/15/45		50	41,764
Series 2021, 2.84%, 11/15/50		225	140,436
Centene Corp.
4.25%, 12/15/27		100	99,417
4.63%, 12/15/29		310	302,218
3.38%, 02/15/30(f)		49	45,533
CHS/Community Health Systems, Inc., 9.75%, 01/15/34(b)		103	106,235
Cigna Group
4.38%, 10/15/28		115	115,010
4.80%, 08/15/38		50	47,012
4.90%, 12/15/48		145	125,685
3.40%, 03/15/50		128	87,054
CommonSpirit Health
3.91%, 10/01/50(f)		50	36,661
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
CommonSpirit Health (continued)
6.46%, 11/01/52	USD	35	$ 37,046
DaVita, Inc.(b)
4.63%, 06/01/30		100	96,805
6.88%, 09/01/32(f)		100	103,219
Dignity Health, 4.50%, 11/01/42(f)		50	42,928
Elevance Health, Inc.
3.65%, 12/01/27		29	28,696
4.10%, 03/01/28		150	149,227
4.65%, 01/15/43		200	175,123
4.38%, 12/01/47		268	217,201
5.70%, 02/15/55		75	71,627
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		28	27,260
Hackensack Meridian Health, Inc., Series 2020, 2.68%, 09/01/41		50	35,416
HCA, Inc.
5.00%, 03/01/28		175	176,467
5.45%, 04/01/31(f)		466	478,435
2.38%, 07/15/31(f)		299	265,310
5.50%, 03/01/32		42	43,040
3.63%, 03/15/32		110	102,682
7.50%, 11/06/33		88	99,426
5.60%, 04/01/34		200	205,007
5.13%, 06/15/39		80	75,657
5.50%, 06/15/47		115	105,528
4.63%, 03/15/52		595	473,251
5.90%, 06/01/53(f)		100	95,138
6.00%, 04/01/54		255	245,869
6.20%, 03/01/55		200	197,852
6.10%, 04/01/64		442	427,597
Humana, Inc.
1.35%, 02/03/27		35	34,276
4.88%, 04/01/30		270	270,020
5.38%, 04/15/31		50	50,683
5.88%, 03/01/33		50	51,288
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	46,275
4.15%, 05/01/47		50	40,404
Series 2021, 3.00%, 06/01/51		275	175,425
Laboratory Corp. of America Holdings
2.95%, 12/01/29		65	61,740
4.80%, 10/01/34		510	498,048
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50		40	25,834
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		50	36,695
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		35	29,710
Northwell Healthcare, Inc., 3.81%, 11/01/49		85	61,830
Novant Health, Inc., 2.64%, 11/01/36		50	39,565
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		50	37,699
Quest Diagnostics, Inc.
4.60%, 12/15/27		650	652,215
4.63%, 12/15/29		710	714,723
Select Medical Corp., 6.25%, 12/01/32(b)(f)		87	84,479
Sharp HealthCare, Series 20B, 2.68%, 08/01/50		100	60,161
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		66	68,603
Sutter Health, 5.55%, 08/15/53		100	97,177
Tenet Healthcare Corp.
4.63%, 06/15/28		77	76,407
6.13%, 06/15/30		44	44,262
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
4.25%, 03/15/43	USD	290	$ 243,735
5.88%, 02/15/53		180	178,439
5.63%, 07/15/54		125	119,658
			9,056,398
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30		40	39,681
5.50%, 10/01/35		105	103,925
Diversified Healthcare Trust
4.75%, 02/15/28(f)		89	86,557
7.25%, 10/15/30(b)		15	15,305
4.38%, 03/01/31(f)		68	61,157
Healthcare Realty Holdings LP, 3.75%, 07/01/27		25	24,778
Healthpeak OP LLC, 3.00%, 01/15/30		385	362,708
MPT Operating Partnership LP/MPT Finance Corp.(f)
5.00%, 10/15/27		94	91,650
4.63%, 08/01/29		94	77,783
Omega Healthcare Investors, Inc.
5.20%, 07/01/30		379	381,886
3.38%, 02/01/31		210	194,943
Welltower OP LLC
4.50%, 07/01/30		410	410,008
3.85%, 06/15/32		20	19,046
5.13%, 07/01/35		250	250,662
			2,120,089
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)		100	95,136
Darden Restaurants, Inc.
4.35%, 10/15/27		205	204,691
4.55%, 10/15/29		185	184,793
6.30%, 10/10/33(f)		270	289,860
Fortune Star BVI Ltd., 5.88%, 11/20/30(c)	EUR	255	284,915
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	USD	87	88,348
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		100	99,267
6.13%, 04/01/32(b)		67	68,246
Hyatt Hotels Corp.
5.75%, 01/30/27		200	201,758
5.38%, 12/15/31(f)		990	1,008,738
5.75%, 03/30/32		35	36,235
Las Vegas Sands Corp.
3.90%, 08/08/29		85	81,986
6.00%, 08/15/29		75	77,169
6.20%, 08/15/34		45	46,245
Marriott International, Inc.
5.45%, 09/15/26		100	100,321
5.55%, 10/15/28		220	225,663
5.30%, 05/15/34		330	333,285
5.35%, 03/15/35		440	443,845
5.10%, 05/01/38		233	223,463
Series GG, 3.50%, 10/15/32		25	23,043
Series HH, 2.85%, 04/15/31		400	366,671
McDonald’s Corp.
3.80%, 04/01/28		50	49,619
4.88%, 12/09/45		50	44,634
3.63%, 09/01/49		270	194,160
5.15%, 09/09/52		40	36,179
Melco Resorts Finance Ltd.(c)
5.75%, 07/21/28		200	198,611

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd.(c) (continued)
5.38%, 12/04/29	USD	200	$ 195,480
Starbucks Corp.
2.25%, 03/12/30		75	69,040
4.80%, 02/15/33		275	275,319
5.00%, 02/15/34		25	25,124
Studio City Finance Ltd., 6.50%, 01/15/28(c)		200	198,904
			5,770,748
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 04/01/30		52	49,509
6.88%, 08/01/33		18	17,661
Beazer Homes USA, Inc., 7.25%, 10/15/29(f)		93	94,207
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		51	49,122
Century Communities, Inc., 6.63%, 09/15/33(b)		3	2,985
Forestar Group, Inc., 5.00%, 03/01/28(b)		49	48,620
Installed Building Products, Inc., 5.63%, 02/01/34(b)(f)		23	22,886
LGI Homes, Inc.(b)
8.75%, 12/15/28		45	46,336
7.00%, 11/15/32(f)		54	51,752
Mattamy Group Corp., 4.63%, 03/01/30(b)		51	48,706
Newell Brands, Inc., 6.63%, 09/15/29		100	99,931
NVR, Inc., 3.00%, 05/15/30		1,150	1,082,848
Sekisui House U.S., Inc., 3.97%, 08/06/61		15	9,757
Somnigroup International, Inc., 4.00%, 04/15/29(b)		57	55,140
STL Holding Co. LLC, 8.75%, 02/15/29(b)(f)		44	45,657
Whirlpool Corp.
4.75%, 02/26/29		180	173,795
6.13%, 06/15/30		30	29,419
6.50%, 06/15/33		71	68,001
4.50%, 06/01/46		15	10,080
4.60%, 05/15/50		15	10,086
			2,016,498
Household Products — 0.0%
Kimberly-Clark Corp., 6.63%, 08/01/37		55	62,498
Independent Power and Renewable Electricity Producers — 0.1%
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(b)(f)(h)		232	231,472
NRG Energy, Inc.(b)
5.25%, 06/15/29		100	99,629
7.00%, 03/15/33		252	273,936
5.88%, 05/15/34		15	14,946
6.25%, 11/01/34		20	20,233
6.00%, 01/15/36		34	33,767
6.13%, 05/15/36		10	9,962
San Miguel Global Power Holdings Corp., (5-year CMT + 7.12%), 8.38%(a)(c)(k)		200	199,002
			882,947
Industrial Conglomerates — 0.1%
3M Co., 3.38%, 03/01/29		100	97,261
Axon Enterprise, Inc., 6.13%, 03/15/30(b)		60	61,351
Eaton Corp., 4.00%, 11/02/32		250	242,460
Enpro, Inc., 6.13%, 06/01/33(b)		30	30,573
Parker-Hannifin Corp., 4.10%, 03/01/47		75	60,097
Teledyne Technologies, Inc., 2.75%, 04/01/31		419	383,612
Textron, Inc., 3.00%, 06/01/30		55	51,768
			927,122
Security		Par (000)	Value
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	3	$ 2,956
Aflac, Inc., 4.75%, 01/15/49		10	8,603
Alleghany Corp., 3.63%, 05/15/30		75	72,732
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(b)(f)		100	98,259
Allstate Corp.
5.05%, 06/24/29		225	229,231
5.25%, 03/30/33		200	203,860
5.55%, 05/09/35		100	103,405
American International Group, Inc.
4.85%, 05/07/30		250	252,480
5.13%, 03/27/33		40	40,455
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27		246	242,445
3.90%, 02/28/52		85	61,905
Aon North America, Inc., 5.45%, 03/01/34		400	408,776
Arthur J Gallagher & Co.
3.50%, 05/20/51		70	47,599
3.05%, 03/09/52(f)		35	21,480
Assurant, Inc.
5.55%, 02/15/36		165	164,691
(3-mo. SOFR US + 4.4%), 7.00%, 03/27/48(a)		64	64,827
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28		186	192,485
Athene Holding Ltd., 3.95%, 05/25/51		5	3,401
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)		78	78,974
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30		140	128,601
4.25%, 01/15/49		57	46,736
3.85%, 03/15/52		160	120,713
Brighthouse Financial, Inc., 3.85%, 12/22/51		20	11,601
Brown & Brown, Inc.
5.65%, 06/11/34		100	101,022
4.95%, 03/17/52		220	182,323
CNA Financial Corp., 5.20%, 08/15/35		250	245,783
Corebridge Financial, Inc.
3.90%, 04/05/32		20	18,802
5.75%, 01/15/34		75	77,203
4.35%, 04/05/42		180	149,958
Equitable Holdings, Inc., 5.00%, 04/20/48		160	138,745
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50		330	220,969
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		110	111,953
6.10%, 03/15/55		262	259,008
Fidelity National Financial, Inc.
2.45%, 03/15/31		250	221,707
3.20%, 09/17/51		100	61,029
HUB International Ltd., 7.25%, 06/15/30(b)		168	173,791
Lincoln National Corp.
3.80%, 03/01/28		100	98,609
3.40%, 01/15/31		310	289,848
Manulife Financial Corp.
2.48%, 05/19/27		20	19,663
(5-year USD SOFR ICE Swap + 1.65%), 4.06%, 02/24/32(a)		75	74,492
Markel Group, Inc., 6.00%, 05/16/54(f)		205	200,396
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27		179	179,802
4.38%, 03/15/29		100	100,056
2.38%, 12/15/31		80	71,241
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
4.90%, 03/15/49	USD	400	$ 351,703
5.70%, 09/15/53		125	122,022
5.40%, 03/15/55		100	93,231
MetLife, Inc.
5.38%, 07/15/33		25	25,892
5.30%, 12/15/34		50	51,054
4.13%, 08/13/42		48	39,972
4.05%, 03/01/45		310	251,068
Old Republic International Corp., 3.88%, 08/26/26		75	74,875
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		52	52,244
Principal Financial Group, Inc.
5.38%, 03/15/33		29	29,652
5.50%, 03/15/53		90	84,794
Progressive Corp., 3.70%, 03/15/52		150	108,670
Prudential Financial, Inc.
3.94%, 12/07/49		175	131,265
3.70%, 03/13/51		170	121,645
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(a)(f)		261	255,711
Prudential Funding Asia PLC, 3.13%, 04/14/30		120	114,396
Reinsurance Group of America, Inc., 5.75%, 09/15/34		200	204,541
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33		775	797,996
Travelers Cos., Inc.
6.25%, 06/15/37		55	60,319
4.60%, 08/01/43		45	39,869
5.45%, 05/25/53(f)		20	19,194
Unum Group
4.50%, 12/15/49		40	31,858
4.13%, 06/15/51		110	80,779
Willis North America, Inc.
5.35%, 05/15/33		760	770,685
5.90%, 03/05/54		520	507,657
			10,023,707
Interactive Media & Services — 0.7%
Alphabet, Inc.
4.10%, 11/15/30		490	485,828
4.50%, 05/15/35		1,255	1,227,876
1.90%, 08/15/40		735	487,523
5.35%, 11/15/45		128	124,183
5.25%, 05/15/55		1,460	1,358,154
5.65%, 02/15/56		1,169	1,146,587
2.25%, 08/15/60		35	17,517
5.70%, 11/15/75		540	516,803
Beignet Investor LLC, 6.58%, 05/30/49(b)		1,209	1,248,584
Meta Platforms, Inc.
4.55%, 08/15/31		500	500,610
4.60%, 11/15/32		115	113,617
4.45%, 08/15/52		20	15,535
5.60%, 05/15/53		150	137,906
5.40%, 08/15/54		512	455,058
5.63%, 11/15/55		185	169,870
4.65%, 08/15/62		172	130,370
Netflix, Inc.
5.88%, 11/15/28		75	77,863
5.40%, 08/15/54		50	47,929
Snap, Inc., 6.88%, 03/01/33(b)(f)		125	121,692
			8,383,505
Internet Software & Services — 0.5%
Amazon.com, Inc.
4.25%, 03/13/31		85	84,168
Security		Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc. (continued)
3.60%, 04/13/32	USD	120	$ 114,289
4.88%, 03/13/36		60	59,120
4.05%, 08/22/47		340	269,863
3.95%, 04/13/52		379	287,585
5.80%, 03/13/56		70	68,897
4.25%, 08/22/57		62	48,333
4.85%, 03/16/64	EUR	100	116,414
5.95%, 03/13/66	USD	675	665,777
AppLovin Corp.
5.13%, 12/01/29		425	428,393
5.38%, 12/01/31		606	612,008
5.50%, 12/01/34		190	189,927
5.95%, 12/01/54		469	430,219
Booking Holdings, Inc., 3.55%, 03/15/28		20	19,724
eBay, Inc., 2.70%, 03/11/30		325	303,316
Expedia Group, Inc.
4.63%, 08/01/27		60	60,083
3.80%, 02/15/28		25	24,687
Gen Digital, Inc., 6.25%, 04/01/33(b)		59	57,495
GrubHub Holdings, Inc., (6.00% Cash and 7.00% PIK), 13.00%, 07/31/30(b)(f)(g)		57	46,585
Match Group Holdings II LLC(b)
5.63%, 02/15/29		43	43,126
6.13%, 09/15/33		84	82,996
Rakuten Group, Inc.
11.25%, 02/15/27(b)		59	61,343
9.75%, 04/15/29(c)		200	219,402
9.75%, 04/15/29(b)		102	111,895
Uber Technologies, Inc., 5.35%, 09/15/54		55	50,794
VeriSign, Inc.
2.70%, 06/15/31		1,010	910,183
5.25%, 06/01/32		135	136,876
Wayfair LLC(b)
7.25%, 10/31/29		129	132,196
7.75%, 09/15/30		92	95,458
			5,731,152
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/04/34		120	115,612
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29		20	18,766
2.60%, 05/01/31		400	357,440
CACI International, Inc., 6.38%, 06/15/33(b)		121	123,789
CGI, Inc., 1.45%, 09/14/26		25	24,733
CoreWeave, Inc.(b)
9.25%, 06/01/30		132	133,664
9.00%, 02/01/31(f)		34	33,784
9.75%, 10/01/31(f)		143	143,828
Fair Isaac Corp.(b)
6.00%, 05/15/33		59	58,187
6.25%, 09/15/34		114	112,216
Fidelity National Information Services, Inc., 1.65%, 03/01/28		25	23,718
Fiserv, Inc.
5.38%, 08/21/28		100	101,358
3.50%, 07/01/29		25	24,036
4.75%, 03/15/30		76	75,380
2.65%, 06/01/30		220	201,270
5.63%, 08/21/33		40	40,512
Gartner, Inc.(b)
4.50%, 07/01/28		566	555,955
3.63%, 06/15/29		143	134,618

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Gartner, Inc.(b) (continued)
3.75%, 10/01/30(f)	USD	116	$ 106,338
IBM International Capital Pte. Ltd., 5.30%, 02/05/54		100	88,810
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		37	36,700
International Business Machines Corp.
2.20%, 02/09/27		815	803,410
4.65%, 02/10/28		100	100,611
5.88%, 11/29/32		40	42,442
4.25%, 05/15/49		547	420,063
5.10%, 02/06/53		330	285,599
Kyndryl Holdings, Inc., 2.05%, 10/15/26		25	24,672
Prime Investment Partners Ltd., 11.00%, 05/01/30(h)		141	148,698
			4,336,209
Leisure Products — 0.1%
Acushnet Co., 5.63%, 12/01/33(b)		39	39,181
Carnival Corp., 5.75%, 08/01/32(b)		105	105,528
Hasbro, Inc.
3.50%, 09/15/27		20	19,777
3.90%, 11/19/29		50	48,800
Life Time, Inc., 6.00%, 11/15/31(b)		40	40,605
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		23	23,627
Patrick Industries, Inc., 6.38%, 11/01/32(b)		63	63,387
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38		430	410,882
			751,787
Machinery — 0.3%
Caterpillar Financial Services Corp.
4.40%, 03/03/28		100	100,435
4.85%, 02/27/29		100	101,699
CNH Industrial Capital LLC
4.55%, 04/10/28		20	19,987
5.50%, 01/12/29		75	76,684
Columbus McKinnon Corp., 7.13%, 02/01/33(b)(f)		2	2,011
Deere Funding Canada Corp., 4.15%, 10/09/30		131	129,337
Esab Corp., 5.63%, 04/01/31(b)		30	30,276
Flowserve Corp., 2.80%, 01/15/32		730	645,562
IDEX Corp.
3.00%, 05/01/30		380	357,787
2.63%, 06/15/31		585	530,323
John Deere Capital Corp.
4.75%, 01/20/28(f)		50	50,577
2.00%, 06/17/31		145	129,017
5.10%, 04/11/34		75	76,389
5.05%, 06/12/34		75	76,068
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		33	35,284
nVent Finance SARL, 5.65%, 05/15/33		280	287,122
Otis Worldwide Corp., 2.57%, 02/15/30		85	79,056
Regal Rexnord Corp., 6.40%, 04/15/33		75	79,749
Stanley Black & Decker, Inc.
4.25%, 11/15/28		100	99,785
2.30%, 03/15/30		65	59,566
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28		190	190,594
5.61%, 03/11/34		340	350,624
Xylem, Inc., 3.25%, 11/01/26		50	49,773
			3,557,705
Media — 0.6%
AMC Global Media, Inc.
4.25%, 02/15/29(j)		58	57,927
4.25%, 02/15/29(f)		49	43,031
10.50%, 07/15/32(b)		90	92,778
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)	USD	28	$ 27,548
6.38%, 09/01/29(b)		17	17,030
7.38%, 03/01/31(b)(f)		160	161,956
4.50%, 05/01/32		32	28,101
7.00%, 02/01/33(b)(f)		132	130,117
4.25%, 01/15/34(b)(f)		162	135,878
7.38%, 02/01/36(b)(f)		141	138,231
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32		50	42,729
6.38%, 10/23/35		125	126,297
5.38%, 04/01/38		280	251,661
6.48%, 10/23/45		150	138,201
3.90%, 06/01/52		155	97,438
4.40%, 12/01/61		66	42,138
5.50%, 04/01/63		100	76,442
Comcast Corp.
4.15%, 10/15/28		270	268,994
4.65%, 02/15/33		50	49,408
3.75%, 04/01/40		100	81,030
2.45%, 08/15/52		95	49,242
4.05%, 11/01/52		165	117,834
2.94%, 11/01/56		445	244,980
4.95%, 10/15/58		225	183,318
2.99%, 11/01/63		30	15,787
CSC Holdings LLC, 11.25%, 05/15/28(b)		155	126,060
Directv Financing LLC, 8.88%, 02/01/30(b)		23	23,425
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		33	33,024
10.00%, 02/15/31(f)		155	161,276
Discovery Communications LLC
3.95%, 03/20/28		1,000	983,730
5.00%, 09/20/37		47	35,720
6.35%, 06/01/40		100	79,009
DISH DBS Corp.
7.38%, 07/01/28		93	90,823
5.75%, 12/01/28(b)		90	88,424
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(g)		308	312,502
10.75%, 11/30/29		188	204,121
EW Scripps Co., 9.88%, 08/15/30(b)		103	103,305
FactSet Research Systems, Inc.
2.90%, 03/01/27		320	315,821
3.45%, 03/01/32(f)		357	323,612
Fox Corp.
6.50%, 10/13/33		250	268,472
5.58%, 01/25/49		70	64,666
Gray Media, Inc., 9.63%, 07/15/32(b)		13	13,217
Grupo Televisa SAB, 6.63%, 01/15/40		2	1,738
iHeartCommunications, Inc., 7.75%, 08/15/30(b)		125	120,312
Meta Platforms, Inc., 6.30%, 05/15/56		100	100,154
NBCUniversal Media LLC, 5.95%, 04/01/41(f)		270	272,905
Nexstar Media, Inc.(b)
4.75%, 11/01/28		86	84,732
6.50%, 09/15/33		104	104,800
7.25%, 04/15/34		50	50,319
Paramount Global
3.38%, 02/15/28		54	52,417
7.88%, 07/30/30		63	67,039
6.88%, 04/30/36		30	27,908
5.85%, 09/01/43		51	37,437
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Paramount Global (continued)
4.60%, 01/15/45	USD	33	$ 20,623
4.95%, 05/19/50		32	20,097
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(b)		125	123,902
Scripps Escrow II, Inc., 5.38%, 01/15/31(b)		67	51,515
Sinclair Television Group, Inc.(b)
5.50%, 03/01/30		25	22,063
4.38%, 12/31/32		42	32,371
8.13%, 02/15/33		32	33,138
Sirius XM Radio LLC, 4.13%, 07/01/30(b)		100	93,049
Time Warner Cable LLC, 4.50%, 09/15/42		115	86,375
Univision Communications, Inc., 8.88%, 04/15/33(b)		114	114,621
Versant Media Group, Inc., 7.25%, 01/30/31(b)(f)		94	97,597
Walt Disney Co., 3.80%, 05/13/60		250	178,498
			7,638,913
Metals & Mining — 0.4%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(b)		32	31,548
ArcelorMittal SA, 6.80%, 11/29/32		50	55,247
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28		205	206,824
5.00%, 02/21/30		520	530,670
5.25%, 09/08/30		220	226,721
4.90%, 02/28/33		65	65,336
5.25%, 09/08/33		50	51,164
5.00%, 09/30/43		200	187,246
5.50%, 09/08/53		25	24,321
Century Aluminum Co., 6.88%, 08/01/32(b)		88	91,097
Champion Iron Canada, Inc., 7.88%, 07/15/32(b)		31	32,491
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(b)		127	128,287
Coeur Mining, Inc., 6.88%, 04/01/32(b)		75	77,297
Commercial Metals Co.(b)
5.75%, 11/15/33		39	39,065
6.00%, 12/15/35		87	86,914
Eldorado Gold Corp., 6.25%, 09/01/29(b)(f)		78	78,045
First Quantum Minerals Ltd., 6.38%, 02/15/36(b)		23	22,584
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(b)		106	109,549
Freeport-McMoRan, Inc., 5.45%, 03/15/43		50	47,732
Glencore Funding LLC, 2.85%, 04/27/31(b)		39	35,540
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)		71	72,117
Kaiser Aluminum Corp., 5.88%, 03/01/34(b)		13	13,020
Mineral Resources Ltd.(b)
8.50%, 05/01/30		104	107,125
7.00%, 04/01/31		79	81,999
6.00%, 05/01/32		40	39,690
6.25%, 05/01/34		40	39,497
Novelis Corp., 6.88%, 01/30/30(b)		55	56,387
Perenti Finance Pty. Ltd., 7.50%, 04/26/29(b)		76	78,378
PLS Group Ltd., 6.88%, 05/01/31(b)		35	35,827
Reliance, Inc., 2.15%, 08/15/30		700	630,818
Rio Tinto Finance USA PLC
5.00%, 03/14/32		29	29,536
5.25%, 03/14/35		485	493,620
4.75%, 03/22/42		150	137,130
Samarco Mineracao SA(g)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(c)		156	156,396
(9.00% PIK), 9.50%, 06/30/31(b)		—	137
Skeena Resources Ltd., 8.50%, 04/01/31(b)		75	78,523
Southern Copper Corp.
5.25%, 11/08/42		310	294,500
Security		Par (000)	Value
Metals & Mining (continued)
Southern Copper Corp. (continued)
5.88%, 04/23/45	USD	460	$ 465,975
Steel Dynamics, Inc.
3.45%, 04/15/30		55	52,701
5.25%, 05/15/35		65	65,508
3.25%, 10/15/50		108	71,009
Taseko Mines Ltd., 8.25%, 05/01/30(b)		125	130,856
Vale Overseas Ltd., 6.40%, 06/28/54(f)		126	128,993
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(c)		200	212,250
			5,599,670
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Arbor Realty SR, Inc.
8.50%, 12/15/28		56	55,484
7.88%, 07/15/30(f)		60	56,679
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29		95	100,770
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30		22	21,859
Starwood Property Trust, Inc.
7.25%, 04/01/29		97	100,517
6.00%, 04/15/30		40	40,467
6.50%, 07/01/30		39	39,957
6.50%, 10/15/30(f)		27	27,770
			443,503
Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.(b)
9.38%, 06/01/28		123	126,192
9.50%, 06/01/30		145	154,826
Atmos Energy Corp.
5.90%, 11/15/33		125	133,359
4.13%, 10/15/44		30	24,908
6.20%, 11/15/53		30	31,663
5.45%, 01/15/56		45	42,918
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		25	25,406
National Fuel Gas Co., 5.95%, 03/15/35		270	280,498
NiSource, Inc.
5.25%, 03/30/28(f)		100	101,502
5.40%, 06/30/33		10	10,248
5.35%, 04/01/34(f)		70	71,500
5.00%, 06/15/52		45	38,900
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29		50	48,547
5.40%, 06/15/33		90	92,065
Southern California Gas Co.
6.35%, 11/15/52		15	15,802
5.75%, 06/01/53		90	87,440
Southern Co. Gas Capital Corp.
5.75%, 09/15/33		75	78,085
4.95%, 09/15/34		30	29,583
5.88%, 03/15/41		20	20,454
Series 2020-A, 1.75%, 01/15/31		50	43,978
Southwest Gas Corp.
3.70%, 04/01/28		130	128,130
4.05%, 03/15/32		150	143,127
WEC Energy Group, Inc., 5.60%, 09/12/26		21	21,083
			1,750,214

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Office REITs — 0.0%
Boston Properties LP
3.40%, 06/21/29	USD	75	$ 72,090
2.90%, 03/15/30		365	340,208
2.45%, 10/01/33		25	20,413
Cousins Properties LP, 5.25%, 07/15/30		170	172,640
			605,351
Oil, Gas & Consumable Fuels — 3.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		56	58,503
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
6.63%, 02/01/32		100	102,547
5.75%, 10/15/33		33	32,935
5.75%, 07/01/34		43	42,889
Antero Resources Corp., 5.38%, 03/01/30(b)		1,152	1,158,972
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)		90	92,065
Boardwalk Pipelines LP, 4.80%, 05/03/29		25	25,088
BP Capital Markets America, Inc.
5.02%, 11/17/27		100	101,255
2.72%, 01/12/32		68	61,520
4.81%, 02/13/33		50	50,144
5.23%, 11/17/34		150	152,921
3.06%, 06/17/41		80	60,314
2.77%, 11/10/50		57	34,859
California Resources Corp.(b)
8.25%, 06/15/29		92	95,932
7.00%, 01/15/34		92	93,880
Calumet Specialty Products Partners LP/Calumet Finance Corp.(b)
9.75%, 07/15/28		107	110,210
9.75%, 02/15/31		42	44,507
Cameron LNG LLC(b)
3.30%, 01/15/35		222	193,974
3.40%, 01/15/38		62	54,085
Canadian Natural Resources Ltd.
5.40%, 12/15/34		55	55,852
6.25%, 03/15/38		180	190,714
4.95%, 06/01/47		30	26,256
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29(f)		120	116,584
2.74%, 12/31/39		654	553,651
Cheniere Energy Partners LP
4.00%, 03/01/31		56	53,998
5.75%, 08/15/34		85	88,138
Cheniere Energy, Inc.
4.63%, 10/15/28		10	9,967
5.65%, 04/15/34		954	982,787
Chevron Corp., 2.95%, 05/16/26		25	24,986
Chevron USA, Inc.
4.69%, 04/15/30		25	25,316
4.98%, 04/15/35		1,330	1,346,251
2.34%, 08/12/50		40	22,898
Chord Energy Corp.(b)
6.00%, 10/01/30		46	46,888
6.75%, 03/15/33		74	77,002
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		73	70,643
CNX Resources Corp.(b)
7.38%, 01/15/31		66	68,029
7.25%, 03/01/32		252	262,543
5.88%, 03/01/34		10	9,920
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 5.90%, 05/15/38	USD	50	$ 53,003
ConocoPhillips Co.
4.70%, 01/15/30		366	369,491
3.80%, 03/15/52		5	3,655
4.03%, 03/15/62		85	61,237
Continental Resources, Inc., 4.90%, 06/01/44		5	4,009
Coterra Energy, Inc.
3.90%, 05/15/27		25	24,881
5.60%, 03/15/34		270	277,435
5.40%, 02/15/35		105	105,927
Crescent Energy Finance LLC, 7.38%, 01/15/33(b)		11	11,258
CVR Energy, Inc.(b)
7.50%, 02/15/31(f)		30	30,382
7.88%, 02/15/34		30	30,091
DCP Midstream Operating LP, 5.13%, 05/15/29		25	25,361
Delek Logistics Partners LP/Delek Logistics Finance Corp.(b)
8.63%, 03/15/29		143	149,200
7.38%, 06/30/33		20	20,641
Devon Energy Corp.
5.20%, 09/15/34		120	120,469
5.60%, 07/15/41		100	97,463
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		52	54,835
Diamondback Energy, Inc.
3.25%, 12/01/26		948	943,120
3.50%, 12/01/29		1,577	1,524,577
3.13%, 03/24/31		957	894,592
6.25%, 03/15/33		80	85,775
5.75%, 04/18/54		327	313,756
5.90%, 04/18/64		188	181,359
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35		86	89,353
Ecopetrol SA
7.75%, 02/01/32		113	115,791
8.88%, 01/13/33		3	3,221
Enbridge, Inc.
4.25%, 12/01/26		215	215,037
6.00%, 11/15/28		50	51,879
5.50%, 12/01/46		20	18,997
5.95%, 04/05/54		175	174,800
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(c)		12	12,401
Energy Transfer LP
5.50%, 06/01/27		475	479,249
4.95%, 05/15/28		25	25,213
4.15%, 09/15/29		171	168,591
5.20%, 04/01/30		205	209,406
3.75%, 05/15/30		150	145,102
5.60%, 09/01/34		330	336,743
7.50%, 07/01/38		50	57,747
6.05%, 06/01/41		64	64,794
5.40%, 10/01/47		260	232,237
5.95%, 05/15/54		305	287,956
Enterprise Products Operating LLC
4.15%, 10/16/28		100	99,890
6.45%, 09/01/40		200	220,424
5.70%, 02/15/42		71	71,794
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)		100	99,751
EOG Resources, Inc., 5.65%, 12/01/54(f)		60	58,283
EQT Corp.
3.13%, 05/15/26(b)		253	252,802
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp. (continued)
3.90%, 10/01/27	USD	233	$ 230,633
4.50%, 01/15/29		329	326,610
5.00%, 01/15/29(f)		444	447,073
7.00%, 02/01/30		1,128	1,205,527
7.50%, 06/01/30		1,759	1,910,424
4.75%, 01/15/31		3,424	3,410,943
3.63%, 05/15/31(b)		1,209	1,137,436
Equinor ASA, 3.70%, 04/06/50		55	41,203
Expand Energy Corp.
5.38%, 02/01/29		452	451,891
5.38%, 03/15/30		241	243,490
4.75%, 02/01/32		555	544,159
5.70%, 01/15/35		1,363	1,390,137
Exxon Mobil Corp.
4.33%, 03/19/50		90	75,022
3.45%, 04/15/51		115	81,860
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		76	78,991
8.88%, 04/15/30		11	11,525
7.88%, 05/15/32		149	156,209
8.00%, 05/15/33		17	17,897
6.75%, 03/15/34(f)		16	16,116
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		50	52,492
Golar LNG Ltd., 7.50%, 10/02/30(b)		89	90,557
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		125	128,239
Hess Corp., 5.60%, 02/15/41		150	152,919
HF Sinclair Corp., 5.00%, 02/01/28		25	24,943
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 02/15/35(b)		100	101,989
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)		39	39,659
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)		77	80,470
Karoon USA Finance, Inc., 10.50%, 05/14/29(b)		44	45,658
Kinder Morgan Energy Partners LP
7.30%, 08/15/33		200	226,487
5.80%, 03/15/35		50	51,824
6.95%, 01/15/38		115	128,590
7.50%, 11/15/40		50	58,091
4.70%, 11/01/42		100	87,332
Kinder Morgan, Inc.
7.80%, 08/01/31		195	222,634
5.95%, 08/01/54(f)		370	364,766
Kinetik Holdings LP, 5.88%, 06/15/30(b)		100	100,338
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		115	118,988
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(c)		200	200,541
MPLX LP
4.25%, 12/01/27		25	24,936
4.00%, 03/15/28		230	228,162
4.80%, 02/15/31		345	345,388
4.95%, 09/01/32		50	50,009
5.00%, 01/15/33		50	49,765
5.00%, 03/01/33		170	169,150
5.20%, 12/01/47		125	110,596
4.70%, 04/15/48		400	327,645
4.95%, 03/14/52		101	84,180
5.95%, 04/01/55		310	295,415
6.10%, 04/01/56		335	325,541
Murphy Oil Corp., 6.50%, 02/15/34		67	67,516
Nabors Industries, Inc.(b)
9.13%, 01/31/30		13	13,653
7.63%, 11/15/32(f)		45	46,954
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29	USD	41	$ 42,500
8.38%, 02/15/32		123	129,100
NGPL PipeCo LLC, 3.25%, 07/15/31(b)		291	266,970
Noble Finance II LLC, 8.00%, 04/15/30(b)(f)		216	224,654
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		22	22,801
Occidental Petroleum Corp.
8.88%, 07/15/30		326	371,252
6.63%, 09/01/30		89	94,883
6.45%, 09/15/36		95	102,091
4.20%, 03/15/48		190	144,256
ONEOK, Inc.
5.55%, 11/01/26		200	201,031
4.55%, 07/15/28		40	40,016
5.65%, 11/01/28		270	276,999
3.40%, 09/01/29		90	86,607
4.40%, 10/15/29		75	74,559
6.35%, 01/15/31		300	318,488
6.10%, 11/15/32		90	94,993
6.05%, 09/01/33		230	241,933
5.65%, 09/01/34		100	102,231
5.45%, 06/01/47		16	14,476
4.85%, 02/01/49		40	33,030
3.95%, 03/01/50		100	71,009
7.15%, 01/15/51(f)		110	119,655
Ovintiv, Inc., 7.10%, 07/15/53		100	108,927
Patterson-UTI Energy, Inc., 5.15%, 11/15/29		55	55,077
PBF Holding Co. LLC/PBF Finance Corp.(b)
9.88%, 03/15/30		28	30,086
7.88%, 09/15/30(f)		67	68,682
Petroleos de Venezuela SA, 6.00%, 11/15/26(c)(e)(l)		23	8,970
Petroleos Mexicanos
6.49%, 01/23/27(f)		18	18,117
5.35%, 02/12/28		10	9,983
6.50%, 01/23/29		92	93,794
8.75%, 06/02/29		271	290,241
5.95%, 01/28/31		34	33,277
6.70%, 02/16/32		10	10,035
Phillips 66, 3.90%, 03/15/28		143	141,622
Phillips 66 Co.
4.95%, 12/01/27		125	126,074
3.15%, 12/15/29		75	71,542
5.65%, 06/15/54(f)		50	46,899
Plains All American Pipeline LP, 5.95%, 06/15/35		410	422,798
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29		130	125,867
4.90%, 02/15/45		35	30,411
Sabine Pass Liquefaction LLC
4.20%, 03/15/28		65	64,714
4.50%, 05/15/30		206	205,768
5.90%, 09/15/37		257	267,351
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		21	22,015
Shell Finance U.S., Inc.
6.38%, 12/15/38(b)		175	192,500
4.00%, 05/10/46		75	59,732
3.00%, 11/26/51(b)(f)		120	76,814
SM Energy Co.(b)
5.00%, 10/15/26(f)		88	87,928
8.63%, 11/01/30		11	11,636
9.63%, 06/15/33		100	111,428
South Bow Canadian Infrastructure Holdings Ltd.(a)
(5-year CMT + 3.67%), 7.50%, 03/01/55		27	28,545

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
South Bow Canadian Infrastructure Holdings Ltd.(a) (continued)
(5-year CMT + 3.95%), 7.63%, 03/01/55	USD	28	$ 29,224
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27		25	25,089
5.58%, 10/01/34		50	49,824
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		100	97,165
Talos Production, Inc.(b)
9.00%, 02/01/29		34	35,470
9.38%, 02/01/31		119	126,609
Targa Resources Corp.
5.20%, 07/01/27		195	196,435
6.50%, 03/30/34		130	140,956
5.50%, 02/15/35		270	273,625
6.25%, 07/01/52		140	139,976
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		20	19,969
4.88%, 02/01/31		472	471,804
TotalEnergies Capital International SA, 3.13%, 05/29/50		300	199,466
TotalEnergies Capital SA, 5.49%, 04/05/54(f)		280	269,205
TotalEnergies Capital USA LLC, 4.25%, 01/13/31		100	98,966
TransCanada PipeLines Ltd.
5.85%, 03/15/36		135	140,146
6.20%, 10/15/37		25	26,523
7.63%, 01/15/39		75	88,504
Transocean International Ltd., 8.25%, 05/15/29(b)(f)		21	21,804
Trident Energy Finance PLC, 12.50%, 11/30/29(c)		226	241,248
Valaris Ltd., 8.38%, 04/30/30(b)		155	161,629
Valero Energy Corp.
7.50%, 04/15/32		50	56,746
5.15%, 03/10/36		25	24,615
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		24	24,557
9.88%, 02/01/32(f)		148	158,783
Vermilion Energy, Inc., 7.25%, 02/15/33(b)(f)		75	76,078
Viper Energy Partners LLC
4.90%, 08/01/30		315	314,823
5.70%, 08/01/35		316	320,796
Vista Energy Argentina SAU, 7.63%, 12/10/35(b)		16	16,380
Western Midstream Operating LP
5.50%, 12/15/35		160	158,170
5.45%, 04/01/44		95	85,354
5.25%, 02/01/50		150	127,087
Williams Cos., Inc.
3.75%, 06/15/27		225	223,503
4.63%, 06/30/30		151	150,835
5.80%, 11/15/43		165	161,718
			42,313,023
Passenger Airlines — 0.0%
American Airlines Trust, Series 2025-1, Class B, 5.65%, 05/11/36		21	20,877
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		26	26,018
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		14	14,083
Garuda Indonesia Persero Tbk. PT, (6.50% Cash or 7.25% PIK), 6.50%, 12/28/31(c)(g)		231	195,009
Security		Par (000)	Value
Passenger Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	USD	141	$ 131,323
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		29	25,425
Southwest Airlines Co., 5.13%, 06/15/27		75	75,332
			488,067
Personal Care Products — 0.0%
Colgate-Palmolive Co., 3.70%, 08/01/47		50	38,422
Estee Lauder Cos., Inc., 2.38%, 12/01/29		100	93,083
Kenvue, Inc.
4.90%, 03/22/33		25	25,167
5.05%, 03/22/53		150	135,379
Procter & Gamble Co.
2.85%, 08/11/27		25	24,664
3.60%, 03/25/50		25	18,968
			335,683
Pharmaceuticals — 0.8%
AbbVie, Inc.
3.20%, 11/21/29		57	54,850
4.05%, 11/21/39		100	87,587
4.40%, 11/06/42		103	90,188
4.88%, 11/14/48		55	48,999
4.25%, 11/21/49		380	306,683
5.40%, 03/15/54		300	284,715
5.50%, 03/15/64		75	71,117
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		118	122,547
Astrazeneca Finance LLC
1.75%, 05/28/28		130	123,848
4.85%, 02/26/29		175	177,803
AstraZeneca PLC, 6.45%, 09/15/37		170	189,434
Becton Dickinson & Co.
4.69%, 02/13/28		200	200,757
2.82%, 05/20/30		25	23,387
3.79%, 05/20/50		24	17,069
Bristol-Myers Squibb Co.
3.25%, 08/01/42		80	60,351
5.50%, 02/22/44		66	65,036
4.25%, 10/26/49		250	200,479
5.55%, 02/22/54(f)		31	29,760
Cardinal Health, Inc.
5.45%, 02/15/34		123	125,654
5.35%, 11/15/34		380	384,805
5.75%, 11/15/54		90	87,833
Cencora, Inc.
4.85%, 12/15/29(f)		540	546,548
2.70%, 03/15/31		310	283,098
5.13%, 02/15/34		245	245,956
5.15%, 02/15/35		80	80,305
CVS Health Corp.
6.25%, 06/01/27		100	101,879
1.30%, 08/21/27		100	96,064
4.30%, 03/25/28		200	199,227
3.25%, 08/15/29(f)		100	95,886
5.00%, 09/15/32		180	180,565
5.45%, 09/15/35		540	545,092
2.70%, 08/21/40		91	63,627
5.13%, 07/20/45		200	176,729
5.05%, 03/25/48		275	237,259
6.05%, 06/01/54		100	97,545
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
4.20%, 08/14/29	USD	100	$ 99,916
4.90%, 02/12/32		510	520,746
4.88%, 02/27/53		35	31,076
5.00%, 02/09/54		250	226,582
5.50%, 02/12/55		69	67,167
5.55%, 10/15/55		40	39,322
4.95%, 02/27/63		60	52,405
5.65%, 10/15/65		65	63,524
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38		125	138,440
Harrow, Inc., 8.63%, 09/15/30(b)		43	44,507
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(b)		57	58,220
Johnson & Johnson
5.00%, 03/01/35		50	51,335
3.63%, 03/03/37		25	22,403
5.95%, 08/15/37		70	76,979
3.40%, 01/15/38		125	108,292
3.75%, 03/03/47		23	18,201
Merck & Co., Inc.
1.70%, 06/10/27		500	487,829
4.75%, 12/04/35		500	489,415
4.15%, 05/18/43		572	481,530
5.00%, 05/17/53		50	44,786
2.90%, 12/10/61		40	22,781
5.15%, 05/17/63		240	214,105
Mylan, Inc., 4.55%, 04/15/28		25	24,893
Novartis Capital Corp.
3.10%, 05/17/27		25	24,801
4.40%, 05/06/44		90	78,712
2.75%, 08/14/50		25	15,677
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53		227	210,292
5.34%, 05/19/63		135	122,062
Pfizer, Inc.
1.75%, 08/18/31		128	111,993
7.20%, 03/15/39		200	233,712
5.60%, 09/15/40		58	59,488
Viatris, Inc., 2.30%, 06/22/27		20	19,436
Zoetis, Inc.
3.90%, 08/20/28		295	291,814
5.60%, 11/16/32		55	57,519
			10,312,642
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(b)
5.75%, 01/15/29		94	92,106
5.25%, 04/15/30		63	60,116
9.75%, 04/15/30		61	65,140
CBRE Services, Inc.
2.50%, 04/01/31		40	35,912
5.95%, 08/15/34		285	297,424
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		54	56,842
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		94	96,389
GLP Pte. Ltd., 9.75%, 05/20/28(c)		200	157,100
Howard Hughes Corp., 6.13%, 03/01/34(b)(f)		28	27,436
RD Michigan Property Owner I LLC, 7.50%, 03/30/45(b)		580	579,884
			1,468,349
Residential REITs — 0.1%
ERP Operating LP, 4.65%, 09/15/34		160	156,177
Security		Par (000)	Value
Residential REITs (continued)
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33	USD	60	$ 60,778
Mid-America Apartments LP, 3.60%, 06/01/27		50	49,665
NNN REIT, Inc., 5.60%, 10/15/33		150	153,831
Realty Income Corp.
3.00%, 01/15/27		20	19,842
3.40%, 01/15/28		100	98,346
4.75%, 02/15/29		250	252,387
4.50%, 02/01/33		50	48,890
1.80%, 03/15/33		40	33,028
Store Capital LLC
5.40%, 04/30/30		169	170,792
2.75%, 11/18/30		237	213,912
			1,257,648
Retail REITs — 0.1%
Simon Property Group LP
1.38%, 01/15/27		120	117,671
4.38%, 10/01/30		102	101,332
4.75%, 09/26/34		60	58,695
6.75%, 02/01/40		150	168,316
4.75%, 03/15/42		330	297,814
4.25%, 11/30/46		330	268,650
3.25%, 09/13/49		30	20,345
5.85%, 03/08/53(f)		230	229,613
			1,262,436
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		47	47,255
ams-OSRAM AG, 12.25%, 03/30/29(b)		63	67,271
Analog Devices, Inc.
2.10%, 10/01/31		20	17,677
2.80%, 10/01/41		50	36,283
2.95%, 10/01/51		35	22,312
Applied Materials, Inc., 5.85%, 06/15/41		25	26,191
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28		150	148,290
Broadcom, Inc.
4.00%, 04/15/29(b)		20	19,804
5.15%, 11/15/31		65	66,539
4.15%, 04/15/32(b)		25	24,251
3.42%, 04/15/33		201	184,158
3.47%, 04/15/34		124	111,909
5.20%, 07/15/35		285	287,459
3.14%, 11/15/35(b)		125	106,541
4.80%, 02/15/36		100	97,590
Intel Corp.
3.15%, 05/11/27		43	42,520
4.88%, 02/10/28		168	169,106
4.00%, 08/05/29		100	98,339
2.45%, 11/15/29		100	93,170
3.90%, 03/25/30		100	97,207
5.20%, 02/10/33		380	384,876
2.80%, 08/12/41		60	42,002
5.70%, 02/10/53		120	112,247
6.13%, 05/15/56		405	401,991
4.95%, 03/25/60		100	81,771
Kioxia Holdings Corp.
6.25%, 07/24/30		50	51,497
6.63%, 07/24/33(b)		98	102,445
KLA Corp., 4.95%, 07/15/52		175	157,163
Microchip Technology, Inc., 5.05%, 03/15/29		25	25,325
NVIDIA Corp.
3.50%, 04/01/40		40	33,352

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. (continued)
3.50%, 04/01/50	USD	100	$ 73,685
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27		50	49,415
5.00%, 01/15/33		50	50,066
QUALCOMM, Inc.
3.25%, 05/20/27		75	74,440
4.50%, 05/20/30		86	86,443
Texas Instruments, Inc.
4.60%, 02/08/29		110	111,353
1.75%, 05/04/30		255	230,808
4.90%, 03/14/33		200	204,225
4.15%, 05/15/48		50	40,998
5.15%, 02/08/54(f)		120	112,324
5.05%, 05/18/63		50	44,307
			4,234,605
Software — 0.9%
Cloud Software Group, Inc.(b)
9.00%, 09/30/29		128	125,681
8.25%, 06/30/32		167	158,656
Concentrix Corp., 6.60%, 08/02/28		50	49,550
Elastic NV, 4.13%, 07/15/29(b)		58	55,053
Electronic Arts, Inc., 2.95%, 02/15/51		25	20,594
Intuit, Inc.
5.20%, 09/15/33		440	445,790
5.50%, 09/15/53(f)		90	81,307
Microsoft Corp.
5.20%, 06/01/39		93	95,897
2.53%, 06/01/50		175	103,299
2.92%, 03/17/52		684	435,137
3.95%, 08/08/56		200	151,740
2.68%, 06/01/60		330	181,663
MSCI, Inc.
3.63%, 09/01/30(b)		195	184,599
3.88%, 02/15/31(b)		112	106,358
5.25%, 09/01/35		86	84,641
5.15%, 03/15/36		535	518,279
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(b)		11	11,335
Open Text Holdings, Inc.(b)
4.13%, 02/15/30		19	17,104
4.13%, 12/01/31(f)		30	25,616
Oracle Corp.
2.65%, 07/15/26		350	348,746
2.95%, 04/01/30		40	36,652
4.65%, 05/06/30(f)		165	161,750
2.88%, 03/25/31		195	173,303
4.80%, 09/26/32		451	428,840
4.90%, 02/06/33		60	56,964
3.90%, 05/15/35		100	84,649
5.50%, 08/03/35		985	938,433
5.20%, 09/26/35		135	125,790
3.60%, 04/01/40		290	209,116
3.65%, 03/25/41		520	368,908
4.50%, 07/08/44		55	40,555
6.55%, 02/04/46		141	131,129
3.60%, 04/01/50		510	305,350
3.95%, 03/25/51		6	3,771
5.55%, 02/06/53		117	93,070
5.38%, 09/27/54(f)		470	361,782
6.00%, 08/03/55		211	176,900
5.95%, 09/26/55		764	639,948
Security		Par (000)	Value
Software (continued)
Oracle Corp. (continued)
6.70%, 02/04/56	USD	305	$ 281,089
3.85%, 04/01/60		110	63,738
4.10%, 03/25/61		549	332,650
6.13%, 08/03/65		310	258,453
6.10%, 09/26/65		718	593,155
Roper Technologies, Inc.
4.50%, 10/15/29		340	338,314
2.00%, 06/30/30		95	85,084
Salesforce, Inc.
4.50%, 03/15/28		287	287,269
4.90%, 09/15/31		93	92,727
5.20%, 03/15/33(f)		649	647,840
5.55%, 03/15/36		373	371,970
6.40%, 03/15/46		93	92,953
6.55%, 03/15/56		93	92,347
6.70%, 03/15/66		93	93,381
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		26	26,308
Synopsys, Inc., 4.65%, 04/01/28		100	100,597
Take-Two Interactive Software, Inc., 3.70%, 04/14/27		50	49,771
UKG, Inc., 6.88%, 02/01/31(b)		50	48,666
VMware LLC, 4.70%, 05/15/30		75	75,426
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		54	43,932
			11,513,625
Specialized REITs — 0.1%
CubeSmart LP, 2.25%, 12/15/28		100	94,543
Extra Space Storage LP
5.50%, 07/01/30		218	223,662
2.35%, 03/15/32		100	86,557
Iron Mountain, Inc.(b)
4.88%, 09/15/27		100	99,777
4.50%, 02/15/31		26	24,985
5.63%, 07/15/32		61	60,565
6.25%, 01/15/33		118	119,828
Public Storage Operating Co., 5.10%, 08/01/33		50	50,917
			760,834
Specialty Retail — 0.1%
AutoZone, Inc.
5.05%, 07/15/26		125	125,200
6.55%, 11/01/33		225	245,471
5.40%, 07/15/34		305	310,784
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(b)		44	42,839
FirstCash, Inc.(b)
5.63%, 01/01/30		51	50,754
6.88%, 03/01/32		137	140,409
Gap, Inc., 3.63%, 10/01/29(b)		89	83,969
Genuine Parts Co., 4.95%, 08/15/29		25	24,966
Kohl’s Corp., 10.00%, 06/01/30(b)		25	27,050
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(b)(f)		84	87,496
O’Reilly Automotive, Inc.
3.90%, 06/01/29		50	49,310
4.20%, 04/01/30		125	123,254
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(b)		7	7,069
			1,318,571
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
4.20%, 05/12/30		336	337,622
2.38%, 02/08/41		95	67,384
3.85%, 05/04/43		50	41,391
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.45%, 02/09/45(f)	USD	136	$ 103,602
4.65%, 02/23/46		425	382,073
2.65%, 02/08/51		189	114,919
4.85%, 05/10/53		250	229,298
2.55%, 08/20/60		129	69,262
4.10%, 08/08/62		160	121,926
Dell International LLC/EMC Corp.
6.10%, 07/15/27		65	66,161
5.30%, 10/01/29		25	25,543
6.20%, 07/15/30		100	105,546
5.75%, 02/01/33		45	46,916
5.40%, 04/15/34		215	218,785
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		47	49,372
Hewlett Packard Enterprise Co., 4.55%, 10/15/29		105	104,627
HP, Inc.
3.00%, 06/17/27		75	73,817
6.00%, 09/15/41		145	145,304
NCR Atleos Corp., 9.50%, 04/01/29(b)		105	111,705
Seagate Data Storage Technology Pte. Ltd.(b)
8.25%, 12/15/29		87	90,922
5.88%, 07/15/30		41	41,890
9.63%, 12/01/32		215	239,106
			2,787,171
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		100	94,439
Ralph Lauren Corp., 5.00%, 06/15/32		710	721,535
			815,974
Tobacco — 0.7%
Altria Group, Inc.
4.80%, 02/14/29(f)		500	503,714
3.40%, 05/06/30		150	143,489
2.45%, 02/04/32		400	352,089
5.80%, 02/14/39		95	95,813
3.40%, 02/04/41		760	577,071
5.95%, 02/14/49(f)		1,110	1,082,153
4.45%, 05/06/50		79	61,981
3.70%, 02/04/51		290	199,588
4.00%, 02/04/61		450	314,995
BAT Capital Corp.
3.46%, 09/06/29		150	145,011
5.83%, 02/20/31		330	345,243
2.73%, 03/25/31		180	164,661
7.75%, 10/19/32		75	86,054
4.63%, 03/22/33		125	122,494
6.00%, 02/20/34		550	581,911
3.73%, 09/25/40		269	214,938
7.08%, 08/02/43		290	320,329
7.08%, 08/02/53		190	210,267
Philip Morris International, Inc.
4.38%, 11/01/27		325	325,742
4.88%, 02/15/28		590	595,655
5.63%, 11/17/29		215	222,963
4.38%, 04/30/30		100	99,528
1.75%, 11/01/30		50	44,418
5.75%, 11/17/32		345	363,114
5.38%, 02/15/33		795	817,655
5.63%, 09/07/33		90	93,999
5.25%, 02/13/34		75	76,421
6.38%, 05/16/38		85	92,858
Security		Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
4.25%, 11/10/44	USD	380	$ 314,811
Reynolds American, Inc., 5.85%, 08/15/45		100	97,027
Turning Point Brands, Inc., 7.63%, 03/15/32(b)		58	59,755
			8,725,747
Transportation Infrastructure — 0.0%
FedEx Corp.
3.40%, 02/15/28		20	19,677
3.10%, 08/05/29		285	273,746
2.40%, 05/15/31		80	72,103
4.75%, 11/15/45		105	90,185
RXO, Inc., 6.38%, 05/15/31(b)		24	23,766
Ryder System, Inc., 6.60%, 12/01/33		80	87,810
United Parcel Service, Inc., 5.30%, 04/01/50		25	23,527
			590,814
Utilities — 0.1%
American Water Capital Corp.
2.30%, 06/01/31		35	31,427
4.45%, 06/01/32		80	78,805
4.20%, 09/01/48		120	95,756
5.45%, 03/01/54		30	28,362
Essential Utilities, Inc.
4.80%, 08/15/27		50	50,183
5.38%, 01/15/34		185	187,898
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		43	45,095
6.95%, 10/15/33		205	223,225
VoltaGrid LLC, 7.38%, 11/01/30(b)		41	42,555
			783,306
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA(b)
6.25%, 03/25/29		39	39,794
7.38%, 04/02/32		88	90,926
Motorola Solutions, Inc.
4.60%, 02/23/28		90	90,234
4.60%, 05/23/29		25	25,039
2.30%, 11/15/30(f)		350	316,150
2.75%, 05/24/31		570	519,750
5.60%, 06/01/32		390	403,901
5.40%, 04/15/34		495	501,609
5.55%, 08/15/35		100	102,265
Rogers Communications, Inc.
3.20%, 03/15/27		65	64,340
(5-year CMT + 2.62%), 7.13%, 04/15/55(a)		55	56,739
(5-year CMT + 2.65%), 7.00%, 04/15/55(a)		55	56,138
Telecom Argentina SA, 9.25%, 05/28/33(b)(f)		23	24,231
T-Mobile USA, Inc.
2.05%, 02/15/28		150	143,987
4.80%, 07/15/28		90	90,786
3.38%, 04/15/29		25	24,264
3.88%, 04/15/30		650	632,892
2.55%, 02/15/31		570	518,285
5.15%, 04/15/34		35	35,193
5.30%, 05/15/35		695	700,262
5.75%, 01/15/54		240	228,414
5.50%, 01/15/55		65	59,489
5.25%, 06/15/55		240	211,870
5.70%, 01/15/56		180	169,897
3.60%, 11/15/60		200	128,690
5.80%, 09/15/62		553	526,913

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(b)	USD	46	$ 48,144
Vodafone Group PLC
6.25%, 11/30/32		300	321,752
6.15%, 02/27/37		45	48,409
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		180	190,386
Zegona Finance PLC, 8.63%, 07/15/29(b)		174	182,017
			6,552,766
Total Corporate Bonds — 27.6% (Cost: $349,807,425)			351,098,169
Floating Rate Loan Interests(a)
Construction & Engineering — 0.0%
ITG Communications LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 07/09/31(h)		125	124,273
Electric Utilities — 0.0%
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 08/14/31		44	44,667
Kestrel Acquisition, LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 11/06/31		37	36,851
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 11/12/32(h)		35	35,103
			116,621
Hotels, Restaurants & Leisure — 0.0%
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 10/01/32		143	141,547
Independent Power and Renewable Electricity Producers — 0.0%
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.65%, 07/24/32		47	46,792
IT Services — 0.1%
Coreweave Compute Acquisition Co. IV LLC, 2026 Delayed Draw Term Loan, 0.00%, 03/31/32(h)		253	252,527
Media — 0.0%
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.16%, 02/17/31		90	90,173
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.65%, 08/30/30		114	113,057
			203,230
Oil, Gas & Consumable Fuels — 0.0%
Crescent Midstream Operating LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/18/33		91	91,380
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 2023 Non-CoOp Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.70%, 11/19/29	USD	16	$ 11,347
Total Floating Rate Loan Interests — 0.1% (Cost: $984,371)			987,717
Foreign Agency Obligations
Argentina — 0.0%
Argentina Treasury Bond BONCER, 2.27%, 12/15/27	ARS	12,493	21,097
Argentine Republic Government International Bonds
1.00%, 07/09/29	USD	1	750
4.75%, 07/09/35(m)		16	11,936
4.88%, 07/09/41(m)		27	18,617
			52,400
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		19	20,336
Brazil — 0.0%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/27	BRL	1,424	280,748
Series F, 10.00%, 01/01/31		554	98,308
			379,056
Canada — 0.0%
Province of Alberta Canada, 1.30%, 07/22/30	USD	10	8,915
Province of Ontario Canada
3.10%, 05/19/27		15	14,885
2.13%, 01/21/32		35	31,184
Province of Quebec Canada
1.90%, 04/21/31		10	8,972
4.50%, 09/08/33		15	15,009
Series PD, 7.50%, 09/15/29		10	11,061
			90,026
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(b)(c)	CLP	100,000	111,299
Chile Government International Bonds
3.50%, 01/25/50	USD	200	144,600
4.00%, 01/31/52		200	157,060
			412,959
China — 0.0%
China Government Bonds, 2.11%, 08/25/34	CNY	520	78,449
Colombia — 0.1%
Colombian TES
11.75%, 01/24/35	COP	396,900	97,937
Series B, 5.75%, 11/03/27		1,079,500	265,210
Series B, 12.50%, 02/27/30		193,300	50,162
Series B, 7.75%, 09/18/30		1,194,900	261,552
Series B, 7.00%, 06/30/32		115,700	22,923
Series B, 7.25%, 10/26/50		174,200	28,144
Series B, 12.00%, 03/13/58		14,700	3,691
			729,619
Czech Republic — 0.0%
Czech Republic Government Bonds
4.00%, 04/04/44	CZK	1,160	47,967
Series 154, 4.50%, 11/11/32		1,350	64,469
			112,436
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/35(c)(m)	USD	14	$ 12,978
Egypt — 0.0%
Egypt Government Bond
24.44%, 08/05/28	EGP	600	11,186
23.38%, 08/26/28		1,912	34,985
Egypt Government International Bonds, Series 3Y, 24.46%, 10/01/27		2,612	47,932
			94,103
Hungary — 0.0%
Hungary Government Bonds
6.25%, 09/23/37	HUF	23,870	78,151
3.00%, 10/27/38		25,590	60,862
Hungary Government International Bonds, 7.00%, 10/24/35		47,420	163,566
			302,579
Indonesia — 0.1%
Indonesia Government International Bonds
2.85%, 02/14/30	USD	640	600,032
4.65%, 09/20/32		450	446,116
3.05%, 03/12/51		270	171,788
Indonesia Treasury Bonds
7.00%, 05/15/27	IDR	2,226,000	129,111
6.50%, 07/15/30		3,521,000	202,184
5.88%, 03/15/31		3,067,000	170,980
8.25%, 06/15/32		59,000	3,639
7.00%, 02/15/33		456,000	26,672
6.63%, 05/15/33		306,000	17,439
			1,767,961
Italy — 0.0%
Italy Buoni Poliennali Del Tesoro(c)
2.85%, 02/01/31	EUR	244	281,901
3.45%, 02/01/36		182	207,183
			489,084
Lebanon — 0.0%
Lebanon Government International Bonds(c)(e)(l)
6.25%, 11/04/24	USD	23	5,831
6.65%, 11/03/28		14	3,549
Series 10Y, 6.85%, 03/23/27		39	9,886
			19,266
Mexico — 0.3%
Mexican Bonos
8.00%, 04/29/55	MXN	597	28,453
Series M, 8.50%, 03/01/29		2,831	163,407
Series M, 8.50%, 05/31/29		67	3,870
Series M, 8.00%, 02/21/36		950	50,065
Series M, 7.75%, 11/13/42		8,204	394,244
Mexico Government International Bonds
2.66%, 05/24/31	USD	900	801,000
3.50%, 02/12/34		405	346,933
6.05%, 01/11/40		22	21,621
5.38%, 05/16/40	EUR	100	115,605
4.50%, 01/31/50(f)	USD	650	483,681
6.34%, 05/04/53		200	188,325
7.38%, 05/13/55(f)		500	532,812
			3,130,016
Security		Par (000)	Value
Panama — 0.2%
Panama Government International Bonds
8.88%, 09/30/27	USD	121	$ 127,988
3.88%, 03/17/28		1,610	1,593,900
3.30%, 01/19/33		200	179,050
			1,900,938
Paraguay — 0.0%
Paraguay Government International Bonds, 8.50%, 04/04/38(b)	PYG	397,000	64,837
Peru — 0.1%
Peru Government International Bonds
7.60%, 08/12/39(c)	PEN	178	53,387
7.60%, 08/12/39(b)		73	21,895
3.55%, 03/10/51	USD	480	333,000
6.20%, 06/30/55		111	112,933
			521,215
Philippines — 0.2%
Philippines Government International Bonds
3.00%, 02/01/28		420	410,462
6.38%, 07/27/30	PHP	5,640	90,129
6.00%, 08/20/30		34,135	537,462
6.38%, 04/28/35		13,560	212,018
3.20%, 07/06/46	USD	600	414,000
5.90%, 02/04/50		200	203,250
			1,867,321
Poland — 0.1%
Republic of Poland Government Bonds
4.00%, 07/25/31	PLN	94	24,316
2.00%, 08/25/36		102	25,695
Republic of Poland Government International Bonds
1.75%, 08/25/31		85	22,905
5.00%, 10/25/35		812	211,930
Series 0130, 5.00%, 01/25/30		290	79,991
Series 0429, 5.75%, 04/25/29		561	158,707
Series 0729, 4.75%, 07/25/29		315	86,422
Series 1034, 5.00%, 10/25/34		362	95,667
Series 30Y, 5.50%, 03/18/54	USD	170	158,189
			863,822
Romania — 0.0%
Romanian Government International Bonds
5.25%, 05/30/32(c)	EUR	19	22,206
4.63%, 03/04/33(b)		3	3,335
5.38%, 06/07/33(b)		5	5,773
6.13%, 10/07/37(b)		5	5,734
6.50%, 10/07/45(b)		4	4,520
			41,568
South Africa — 0.1%
Republic of South Africa Government International Bonds
Series 2030, 8.00%, 01/31/30	ZAR	6,065	361,910
Series 2037, 8.50%, 01/31/37		5,740	331,165
Series 2048, 8.75%, 02/28/48		829	46,928
Series R213, 7.00%, 02/28/31		7,746	440,244
			1,180,247
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	USD	300	310,782

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain — 0.2%
Spain Government Bond, 3.30%, 04/30/36(b)(c)	EUR	1,743	$ 2,012,311
Spain Government Bonds, 2.60%, 05/31/31		486	560,486
			2,572,797
Sri Lanka — 0.0%
Sri Lanka Government International Bonds(c)
4.00%, 04/15/28	USD	3	2,528
5.10%, 06/15/35(m)		15	11,550
			14,078
Thailand — 0.0%
Thailand Government Bond, 3.22%, 03/17/46	THB	2,000	62,500
Turkey — 0.0%
Turkiye Government International Bonds
27.70%, 09/27/34	TRY	977	18,952
Series 10Y, 26.20%, 10/05/33		970	17,968
Series 5Y, 31.08%, 11/08/28		812	16,464
Series 5Y, 30.00%, 09/12/29		940	18,439
			71,823
Ukraine — 0.0%
Ukraine Government International Bonds(m)
3.00%, 02/01/30(b)	USD	1	631
3.00%, 02/01/35(b)		2	1,018
3.00%, 02/01/36(c)		29	14,616
6.00%, 02/01/36(c)		12	7,139
6.00%, 02/01/36(b)		2	1,180
			24,584
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27		167	167,083
9.75%, 07/20/33	UYU	682	18,876
8.00%, 10/29/35		2,172	55,142
5.10%, 06/18/50	USD	253	234,963
			476,064
Venezuela — 0.0%
Venezuela Government International Bonds(e)(l)
9.25%, 09/15/27		13	6,657
11.95%, 08/05/31(c)		32	18,175
			24,832
Total Foreign Agency Obligations — 1.4% (Cost: $17,694,634)			17,688,676

	Shares
Investment Companies
Capital Markets — 0.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(f)(n)	52,400	5,703,740
Total Investment Companies — 0.4% (Cost: $5,696,804)		5,703,740

Security		Par (000)	Value
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	USD	100	$ 103,400
Series S-1, 7.04%, 04/01/50		142	160,250
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42		145	155,042
Los Angeles Department of Water & Power, RB, BAB, 6.60%, 07/01/50(f)		100	106,447
Regents of the University of California Medical Center Pooled Revenue, RB, Series N, 3.26%, 05/15/60		50	31,432
State of California, GO, BAB
7.55%, 04/01/39		250	295,705
7.35%, 11/01/39		100	114,900
State of California, Refunding GO, 4.60%, 04/01/28(o)		370	374,377
University of California, RB, Series AD, 4.86%, 05/15/2112(f)		270	220,921
			1,562,474
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32		50	53,336
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		48	50,764
Illinois — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series B, 6.90%, 12/01/40		45	50,403
State of Illinois, GO, 5.10%, 06/01/33(f)		576	584,927
			635,330
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-2, 4.15%, 02/01/33		230	228,077
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(f)		50	33,817
Michigan — 0.0%
University of Michigan, RB, Series B, 2.56%, 04/01/50		100	60,802
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40		184	215,456
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53		15	15,077
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37		75	79,119
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39		35	35,670
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39		80	86,330
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42		50	50,844
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44		60	60,307
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		60	61,368
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	USD	50	$ 52,399
Series 168, 4.93%, 10/01/51		110	100,732
			541,846
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		150	185,686
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 3.86%, 06/01/38		50	45,841
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43		50	38,007
			83,848
Texas — 0.0%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46		50	46,706
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41		50	51,451
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46(f)		50	35,847
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		100	100,041
State of Texas, GO, BAB, 5.52%, 04/01/39		146	147,257
			381,302
Total Municipal Bonds — 0.3% (Cost: $4,004,025)			4,032,738
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 8.9%
A&D Mortgage Trust(b)
Series 2023-NQM5, Class A1, 7.05%, 11/25/68		90	90,217
Series 2024-NQM5, Class A1, 5.70%, 11/25/69		76	75,985
Series 2026-NQM1, Class A1, 4.91%, 02/25/71(a)		152	150,927
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		132	132,426
Ajax Mortgage Loan Trust(b)
Series 2021-C, Class A, 6.12%, 01/25/61		27	27,268
Series 2023-C, Class A1, 3.50%, 05/25/63		173	165,632
Alternative Loan Trust
Series 2005-29CB, Class A6, 5.50%, 07/25/35		6	3,241
Series 2005-31, Class 1A1, (1 mo. Term SOFR + 0.67%), 4.33%, 08/25/35(a)		378	367,825
Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.46%), 4.14%, 11/25/35(a)		11	8,294
Series 2005-59, Class 1A1, (1 mo. Term SOFR + 0.77%), 4.43%, 11/20/35(a)		8	8,026
Series 2006-11CB, Class 2A1, 6.25%, 05/25/36		895	440,129
Series 2006-OA17, Class 1A1D, (1 mo. Term SOFR + 0.40%), 4.07%, 12/20/46(a)		278	251,952
Series 2006-OA2, Class A5, (1 mo. Term SOFR + 0.57%), 4.24%, 05/20/46(a)		177	160,845
Series 2006-OC10, Class 2A3, (1 mo. Term SOFR + 0.57%), 4.23%, 11/25/36(a)		351	328,562
Series 2006-OC7, Class 2A3, (1 mo. Term SOFR + 0.61%), 4.27%, 07/25/46(a)		325	302,583
Series 2007-19, Class 1A34, 6.00%, 08/25/37		281	134,802
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Investment Trust, Series 2006-2, Class 2A2, (1 mo. Term SOFR + 1.74%), 5.40%, 05/25/36(a)	USD	2,206	$ 173,028
Angel Oak Mortgage Trust(b)
Series 2021-2, Class A1, 0.99%, 04/25/66(a)		203	175,867
Series 2023-1, Class A1, 4.75%, 09/26/67		285	284,695
Series 2023-7, Class A1, 4.80%, 11/25/67		140	139,884
Series 2024-1, Class A1, 5.21%, 08/25/68		37	36,423
Series 2024-10, Class A1, 5.35%, 10/25/69		36	35,566
Series 2024-11, Class A1, 5.70%, 08/25/69		56	56,078
Series 2025-1, Class A1, 5.69%, 01/25/70		721	726,112
Series 2025-2, Class A1, 5.64%, 02/25/70		147	148,307
Series 2025-8, Class A1, 5.41%, 07/25/70		232	233,507
AOMT, Series 2024-6, Class A3, 4.65%, 11/25/67(b)		252	248,730
Banc of America Alternative Loan Trust
Series 2003-8, Class 1CB1, 5.50%, 10/25/33		43	43,445
Series 2006-7, Class A4, 6.50%, 10/25/36		24	5,934
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		7	6,365
Series 2007-3, Class TA8, (1 mo. Term SOFR + 0.29%), 3.95%, 04/25/37(a)		186	154,735
Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.66%, 01/25/65(b)		825	830,588
Bear Stearns Asset Backed Securities I Trust(a)
Series 2006-AC2, Class 1A1, (1 mo. Term SOFR + 0.46%), 4.12%, 03/25/36		45	11,248
Series 2006-IM1, Class A3, (1 mo. Term SOFR + 0.67%), 4.33%, 04/25/36		199	200,553
Braccan Mortgage Funding, Series 2024-1, Class X, (1-day SONIA GBP 4.34%), 8.08%, 02/15/67(a)(c)	GBP	68	93,380
BRAVO Residential Funding Trust(b)
Series 2021-NQM1, Class B1, 3.17%, 02/25/49(a)	USD	265	228,881
Series 2024-NQM4, Class A3, 4.35%, 01/25/60		268	258,243
Series 2025-NQM2, Class A1, 5.68%, 11/25/64		170	171,417
Series 2025-NQM7, Class A1, 5.46%, 07/25/65(a)		167	168,092
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36		396	141,423
Series 2007-A1, Class 3A1, 5.48%, 02/25/37(a)		102	100,989
Series 2007-S5, Class 1A10, 6.00%, 07/25/37		525	216,899
CHL Mortgage Pass-Through Trust
Series 2006-17, Class A6, 6.00%, 12/25/36		5	2,353
Series 2007-11, Class A1, 6.00%, 08/25/37		525	216,254
Series 2007-3, Class A17, 6.00%, 04/25/37		159	69,868
Series 2007-4, Class 1A47, 6.00%, 05/25/37		270	110,309
Series 2007-8, Class 1A12, 5.88%, 01/25/38		140	56,124
Series 2007-8, Class 1A24, 6.00%, 01/25/38		90	36,574
Series 2007-9, Class A1, 5.75%, 07/25/37		18	7,904
CIM Trust(b)
Series 2023-I1, Class B1, 7.03%, 04/25/58(a)		100	99,616
Series 2023-I2, Class B1, 6.75%, 12/25/67(a)		115	113,932
Series 2025-I1, Class A1, 5.66%, 10/25/69		365	367,482
Series 2025-I1, Class M1, 6.44%, 10/25/69(a)		540	543,049
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.27%, 05/25/37(a)		22	21,447
COLT Mortgage Loan Trust(b)
Series 2021-5, Class A1, 1.73%, 11/26/66(a)		99	89,549
Series 2024-6, Class A1, 5.39%, 11/25/69		71	70,772
Series 2025-11, Class A1, 5.05%, 11/25/70(a)		136	135,929
Series 2025-7, Class A1, 5.47%, 06/25/70		226	227,036
Series 2025-8, Class A1, 5.48%, 08/25/70		137	137,168

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b)
Series 2019-R04, Class 2B1, (30-day Avg SOFR + 5.36%), 9.01%, 06/25/39	USD	2,071	$ 2,082,940
Series 2019-R06, Class 2B1, (30-day Avg SOFR + 3.86%), 7.51%, 09/25/39		1,372	1,385,030
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.76%, 01/25/40		1,000	1,012,306
Series 2020-SBT1, Class 1B1, (30-day Avg SOFR + 6.86%), 10.51%, 02/25/40		1,900	1,973,210
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.41%, 02/25/40		2,325	2,373,373
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.75%, 10/25/41		2,550	2,574,849
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 6.95%, 11/25/41		1,600	1,617,504
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.40%, 12/25/41		2,250	2,271,105
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 6.80%, 12/25/41		2,690	2,723,248
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.15%, 01/25/42		1,825	1,866,628
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.65%, 01/25/42		2,221	2,248,200
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 9.90%, 03/25/42		1,650	1,722,699
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 8.90%, 03/25/42		3,150	3,260,250
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.15%, 04/25/42		1,500	1,548,285
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 10.65%, 04/25/42		2,000	2,106,260
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.65%, 04/25/42		1,500	1,522,965
Series 2022-R07, Class 1M2, (30-day Avg SOFR + 4.65%), 8.30%, 06/25/42		500	520,145
Series 2022-R07 1B-1, Class B1, (30-day Avg SOFR + 6.80%), 10.45%, 06/25/42		500	530,470
Series 2023-R02, Class 1B1, (30-day Avg SOFR + 5.55%), 9.20%, 01/25/43		520	554,259
Series 2024-R01, Class 1B1, (30-day Avg SOFR + 2.70%), 6.35%, 01/25/44		1,950	2,001,146
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.15%, 02/25/44		1,000	1,012,482
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.35%, 07/25/44		1,707	1,712,730
Series 2024-R06, Class 1B1, (30-day Avg SOFR + 2.05%), 5.70%, 09/25/44		1,500	1,503,747
Series 2025-R01, Class 1B1, (30-day Avg SOFR + 1.70%), 5.35%, 01/25/45		469	467,264
Series 2025-R02, Class 1M2, (30-day Avg SOFR + 1.60%), 5.25%, 02/25/45		1,750	1,754,407
Series 2026-R03, Class 2M2, (30-day Avg SOFR + 1.55%), 5.19%, 04/25/46		625	626,172
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1, 6.50%, 12/25/35		80	31,766
Cross Mortgage Trust(b)
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)		107	107,431
Series 2025-H1, Class M1, 6.48%, 02/25/70(a)		144	144,592
Series 2025-H8, Class A1A, 5.00%, 11/25/70		364	362,811
CSMC, Series 2015-6R, Class 5A2, (1 mo. Term SOFR + 0.29%), 3.48%, 03/27/36(a)(b)		20	16,550
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CSMC Trust(a)(b)
Series 2020-NQM6, Class PT, 9.75%, 12/25/67	USD	130	$ 130,741
Series 2020-SPT1, Class PT, 6.42%, 04/25/65		107	107,659
Series 2022-NQM5, Class M1, 5.17%, 05/25/67		1,000	996,608
Deephaven Residential Mortgage Trust(b)
Series 2021-1, Class B1, 3.10%, 05/25/65(a)		400	367,981
Series 2022-2, Class M1, 4.31%, 03/25/67(a)		100	89,616
Series 2024-1, Class A1, 5.74%, 07/25/69		64	64,470
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)		296	294,902
Series 2026-INV1, Class A1, 4.80%, 12/25/70(a)		146	145,448
Easy Street Mortgage Loan Trust, Series-RTL2, Class A1, 5.61%, 10/25/40(b)		100	100,117
EFMT(b)
Series 2022-4, Class B2, 5.84%, 09/25/67(a)		100	99,079
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69		111	111,838
Series 2025-INV1, Class A1, 5.63%, 03/25/70		172	172,935
Series 2025-INV3, Class A1, 5.44%, 07/25/70		358	359,478
Series 2025-NQM5, Class A1, 5.03%, 11/25/70(a)		448	446,395
Series 2026-NQM1, Class A1, 4.77%, 02/25/71(a)		137	136,290
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		94	94,803
First Horizon Alternative Mortgage Securities Trust(a)
Series 2005-AA12, Class 2A1, 4.72%, 02/25/36		7	4,214
Series 2006-AA7, Class A1, 4.58%, 01/25/37		437	336,530
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.65%, 11/25/50		2,350	2,579,434
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.30%, 01/25/51		2,300	2,415,000
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.05%, 08/25/33		2,255	2,507,157
Series 2021-DNA2, Class B2, (30-day Avg SOFR + 6.00%), 9.65%, 08/25/33		300	369,939
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.15%, 10/25/33		800	902,071
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.70%, 01/25/34		2,130	2,268,577
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.15%, 01/25/34		500	606,716
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.05%, 10/25/41		2,100	2,122,830
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.30%, 11/25/41		2,394	2,425,433
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.65%, 08/25/33		2,023	2,209,168
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 6.80%, 12/25/33		795	882,444
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 7.00%, 09/25/41		2,110	2,124,988
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 5.75%, 09/25/41		1,500	1,503,724
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 7.40%, 12/25/41		506	513,261
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.00%, 12/25/41		1,750	1,763,321
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.05%, 01/25/42		2,500	2,538,275
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 7.40%, 02/25/42		910	929,055
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.00%, 04/25/42		500	515,697
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 8.90%, 05/25/42	USD	2,000	$ 2,086,048
Series 2022-DNA5, Class M2, (30-day Avg SOFR + 6.75%), 10.40%, 06/25/42		1,000	1,063,446
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.40%, 09/25/42		1,000	1,063,280
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.65%, 03/25/52		1,500	1,620,000
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 8.90%, 03/25/42		2,725	2,820,937
Series 2023-HQA1, Class M1B, (30-day Avg SOFR + 3.50%), 7.15%, 05/25/43		590	614,275
Series 2023-HQA3, Class M2, (30-day Avg SOFR + 3.35%), 7.00%, 11/25/43		1,000	1,038,750
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		15	15,217
GCAT Trust(b)
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)		100	75,459
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)		128	121,125
Series 2025-NQM4, Class A1, 5.53%, 06/25/70		190	190,489
GS Mortgage-Backed Securities Trust(b)
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)		63	57,822
Series 2025-DSC2, Class A1, 5.04%, 01/25/66		129	128,688
Series 2025-NQM5, Class A1, 5.01%, 07/25/65		167	166,374
Series 2026-DSC1, Class A1, 4.73%, 05/25/66		489	483,715
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, (1 mo. Term SOFR + 0.46%), 4.12%, 03/25/35(a)(b)		123	116,048
HarborView Mortgage Loan Trust, Series 2005-1, Class 1A, (1 mo. Term SOFR + 0.75%), 4.42%, 03/19/35(a)		22	10,503
Homes Trust(b)
Series 2024-NQM2, Class A1, 5.72%, 10/25/69		70	70,426
Series 2025-NQM1, Class B1, 7.03%, 01/25/70(a)		393	392,853
Series 2025-NQM1, Class M1, 6.52%, 01/25/70(a)		200	201,239
Series 2025-NQM2, Class A1, 5.43%, 02/25/70		174	174,978
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)		164	163,566
Impac CMB Trust, Series 2007-A, Class A, (1 mo. Term SOFR + 0.61%), 4.27%, 05/25/37(a)(b)		45	44,259
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. Term SOFR + 0.45%), 4.11%, 11/25/36(a)		17	16,110
IndyMac INDX Mortgage Loan Trust, Series 2006- AR41, Class A3, (1 mo. Term SOFR + 0.47%), 4.13%, 02/25/37(a)		8	8,259
Japan Housing Finance Agency, Series 180, Class 1, 0.50%, 05/10/57	JPY	80,290	375,471
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 2A1, 4.78%, 03/25/36(a)	USD	666	493,705
JP Morgan Mortgage Trust(b)
Series 2024-VIS2, Class B1, 7.69%, 11/25/64(a)		25	25,235
Series 2025-VIS1, Class M1, 6.41%, 08/25/55(a)		150	150,800
Series 2026-NQM1, Class A1LC, 4.93%, 06/25/66		30	29,777
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(b)		315	212,310
MFA Trust(b)
Series 2022-NQM1, Class M1, 4.30%, 12/25/66(a)		100	89,902
Series 2025-NQM3, Class A1, 5.26%, 08/25/70		429	429,997
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Morgan Stanley Resecuritization Trust, Series 2015- R2, Class 1B, (12-mo. MTA + 0.71%), 3.97%, 12/27/46(a)(b)	USD	301	$ 276,344
Morgan Stanley Residential Mortgage Loan Trust(a)(b)
Series 2023-NQM1, Class B1, 7.34%, 09/25/68		536	537,398
Series 2025-DSC2, Class A1, 5.44%, 07/25/70		477	478,588
Series 2025-NQM1, Class A1, 5.74%, 11/25/69		131	132,673
Series 2026-NQM2, Class A1, 4.73%, 01/26/71		524	519,595
New Residential Mortgage Loan Trust(b)
Series 2025-NQM1, Class A1, 5.64%, 01/25/65		416	420,076
Series 2025-NQM1, Class B1, 6.92%, 01/25/65(a)		500	503,385
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)		289	293,909
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)		126	125,881
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)		85	85,069
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		541	431,713
NRZT, Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		171	170,171
NYMT Loan Trust, Series 2026-INV1, Class A1, 4.77%, 02/25/61(a)(b)		103	102,782
NYMT Trust, Series 2024-RR1, Class A, 7.38%, 05/25/64(b)		129	128,627
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(b)		96	96,595
PRKCM Trust(b)
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)		68	67,497
Series 2023-AFC1, Class A1, 6.60%, 02/25/58		60	59,516
PRPM Trust(b)
Series 2025-NQM1, Class A1, 5.80%, 11/25/69		441	443,821
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)		113	114,429
Series 2025-NQM3, Class A1, 5.61%, 05/25/70		355	356,881
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70		148	147,512
RALI Trust(a)
Series 2005-QA6, Class NB21, 4.77%, 05/25/35		918	419,267
Series 2005-QO2, Class A1, (12-mo. MTA + 1.36%), 4.87%, 09/25/45		365	314,948
Series 2007-QH3, Class A1, (1 mo. Term SOFR + 0.43%), 4.09%, 04/25/37		125	124,015
Series 2007-QO2, Class A1, (1 mo. Term SOFR + 0.26%), 3.92%, 02/25/47		374	108,036
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(b)		66	66,134
Reperforming Loan REMIC Trust(a)(b)
Series 2005-R1, Class 1AF1, (1 mo. Term SOFR + 0.47%), 4.13%, 03/25/35		18	17,905
Series 2005-R1, Class 1AF2, (1 mo. Term SOFR + 0.47%), 4.13%, 03/25/35		112	108,799
Series 2005-R2, Class 1AF1, (1 mo. Term SOFR + 0.45%), 4.11%, 06/25/35		9	8,984
Residential Asset Securitization Trust
Series 2006-A14C, Class 1A2, 6.25%, 12/25/36		340	226,383
Series 2007-A9, Class A1, (1 mo. Term SOFR + 0.66%), 4.32%, 09/25/37(a)		1,094	267,787
RFMSI Trust(a)
Series 2006-SA4, Class 2A1, 5.41%, 11/25/36		4	3,033
Series 2007-SA4, Class 3A1, 5.73%, 10/25/37		223	133,245
Saluda Grade Alternative Mortgage Trust, Series 2024- RTL5, Class A1, 7.76%, 04/25/30(b)		86	85,993
Santander Mortgage Asset Receivable Trust(a)(b)
Series 2025-NQM6, Class A1, 5.14%, 11/25/65		91	91,135

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Santander Mortgage Asset Receivable Trust(a)(b) (continued)
Series 2026-NQM1, Class A1, 4.95%, 11/25/65	USD	185	$ 183,789
Sequoia Mortgage Trust, Series 2017-CH2, Class B3, 4.41%, 12/25/47(a)(b)		112	109,093
SG Residential Mortgage Trust(a)(b)
Series 2019-3, Class B1, 4.08%, 09/25/59		257	246,791
Series 2021-1, Class A1, 1.16%, 07/25/61		274	230,413
Series 2026-1, Class A1, 4.78%, 01/25/66		728	722,565
TRK Trust, Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		125	108,804
Verus Securitization Trust(b)
Series 2021-3, Class B1, 3.20%, 06/25/66(a)		214	167,883
Series 2021-8, Class A1, 2.82%, 11/25/66(a)		93	84,735
Series 2023-3, Class B1, 4.04%, 02/25/67(a)		100	80,668
Series 2025-5, Class A1, 5.43%, 06/25/70		232	233,346
Series 2025-6, Class A1, 5.42%, 07/25/70		549	552,538
Series 2026-R1, Class A1, 4.83%, 10/25/67(a)		206	204,121
Series 2026-R1, Class A1LC, 4.94%, 10/25/67		321	319,452
Visio Trust, Series 2022-1, Class B1, 5.80%, 08/25/57(a)(b)		100	99,628
Wachovia Mortgage Loan Trust, Series 2006-AMN1, Class A2, (1 mo. Term SOFR + 0.41%), 1.46%, 08/25/36(a)		953	303,892
WaMu Mortgage Pass-Through Certificates Trust(a)
Series 2006-AR8, Class 1A4, 4.47%, 08/25/46		56	53,600
Series 2007-HY3, Class 4A1, 4.82%, 03/25/37		9	8,412
Series 2007-HY4, Class 1A1, 3.50%, 04/25/37		329	300,297
Series 2007-OA5, Class 1A, (12-mo. MTA + 0.75%), 4.26%, 06/25/47		79	67,932
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-9, Class 5A1, 5.50%, 11/25/35		143	118,316
Series 2005-AR1, Class A1A, (1 mo. Term SOFR + 0.63%), 4.29%, 12/25/35(a)		146	129,345
Series 2006-6, Class 3CB1, 7.00%, 08/25/36		317	123,770
Series 2006-8, Class A4, 4.06%, 10/25/36		79	27,381
Series 2007-5, Class A6, 6.00%, 06/25/37		140	129,416
Series 2007-OA2, Class 2A, (12-mo. MTA + 0.70%), 4.21%, 01/25/47(a)		185	162,606
Series 2007-OA3, Class 5A, (12-mo. MTA + 1.25%), 4.76%, 04/25/47(a)		79	70,785
Series 2007-OC2, Class A3, (1 mo. Term SOFR + 0.73%), 4.39%, 06/25/37(a)		12	11,351
			113,585,605
Commercial Mortgage-Backed Securities — 3.2%
1301 Trust(a)(b)
Series 2025-1301, Class A, 5.23%, 08/11/42		55	55,241
Series 2025-1301, Class E, 7.48%, 08/11/42		35	36,048
Series 2025-1301, Class F, 8.37%, 08/11/42		444	461,047
1345T(a)(b)
Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.25%, 06/15/42		116	115,690
Series 2025-AOA, Class E, (1 mo. Term SOFR + 4.50%), 8.15%, 06/15/42		116	116,835
A10 Issuer LLC, Series 2025-FL6, Class A, (1 mo. Term SOFR + 1.47%), 5.12%, 05/15/42(a)(b)		140	139,900
ACRES LLC, Series 2025-FL3, Class A, (1 mo. Term SOFR + 1.62%), 5.28%, 08/18/40(a)(b)		538	538,815
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes, Series 2025-FL1, Class A, (1 mo. Term SOFR + 1.35%), 5.02%, 01/20/43(a)(b)	USD	165	$ 164,775
AREIT Ltd.(a)(b)
Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 5.34%, 05/17/41		44	43,933
Series 2025-CRE10, Class A, (1 mo. Term SOFR + 1.39%), 5.06%, 12/17/29		795	793,955
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.35%, 07/15/41(a)(b)		370	370,694
Atrium Hotel Portfolio Trust(a)(b)
Series 2024-ATRM, Class A, 5.59%, 11/10/29		160	161,631
Series 2024-ATRM, Class E, 9.52%, 11/10/29		32	33,010
Series 2025-ATRM, Class A, (1 mo. Term SOFR + 1.65%), 5.30%, 08/15/42		68	68,105
Series 2025-ATRM, Class F, (1 mo. Term SOFR + 5.50%), 9.15%, 08/15/42		146	144,568
Series 2025-ATRM, Class G, (1 mo. Term SOFR + 6.75%), 10.40%, 08/15/42		31	30,704
BAHA Trust(a)(b)
Series 2024-MAR, Class A, 6.17%, 12/10/41		560	572,336
Series 2024-MAR, Class B, 7.07%, 12/10/41		20	20,669
Series 2024-MAR, Class C, 7.77%, 12/10/41		789	813,495
BAMLL Commercial Mortgage Securities Trust, Series 2026-HRHB, Class A, 05/05/40(d)		265	265,000
BAMLL Trust(a)(b)
Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.00%, 08/15/39		120	120,217
Series 2025-ASHF, Class A, (1 mo. Term SOFR + 1.85%), 5.51%, 02/15/42		802	801,996
Series 2025-ASHF, Class E, (1 mo. Term SOFR + 5.25%), 8.91%, 02/15/42		163	163,019
Bank
Series 2019-BN19, Class A3, 3.18%, 08/15/61		250	237,149
Series 2019-BN20, Class A3, 3.01%, 09/15/62		250	236,523
Series 2021-BN35, Class C, 2.90%, 06/15/64(a)		46	38,705
Series 2021-BN37, Class A4, 2.37%, 11/15/64		350	308,057
Series 2022-BNK41, Class A4, 3.92%, 04/15/65(a)		150	142,030
BBCMS Mortgage Trust
Series 2023-C22, Class A5, 6.80%, 11/15/56(a)		530	578,382
Series 2025-C35, Class AS, 5.84%, 07/15/58(a)		73	75,056
Series 2025-C35, Class D, 4.50%, 07/15/58(b)		37	28,713
BDS LLC, Series 2024-FL13, Class A, (1 mo. Term SOFR + 1.58%), 5.24%, 09/19/39(a)(b)		100	100,304
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		45	39,879
BFLD Commercial Mortgage Trust(a)(b)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.15%, 11/15/41		70	70,044
Series 2024-UNIV, Class E, (1 mo. Term SOFR + 3.64%), 7.29%, 11/15/41		47	47,029
Series 2025-5MW, Class A, 4.83%, 10/10/42		100	99,290
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.15%, 11/15/42		237	237,148
BFLD Trust, Series 2025-EWEST, Class A, (1 mo. Term SOFR + 1.55%), 5.20%, 06/15/42(a)(b)		245	244,695
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.50%, 08/15/42(a)(b)		193	193,241
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.34%), 5.00%, 03/15/41(a)(b)	USD	331	$ 330,876
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(a)		336	13,146
BMP(a)(b)
Series 2024-MF23, Class D, (1 mo. Term SOFR + 2.39%), 6.05%, 06/15/41		220	220,275
Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.04%, 06/15/41		39	38,929
BOS Trust, Series 2026-LYRK, Class A, 05/11/41(a)(b)(d)		45	44,824
BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 5.11%, 11/05/42(a)(b)		105	103,826
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		10	10,129
BRES Commercial Mortgage Trust, Series 2025- ATCAP, Class A, (1 mo. Term SOFR + 1.49%), 5.15%, 11/15/42(a)(b)		133	132,802
BWAY Trust, Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		23	23,238
BX Commercial Mortgage Trust(a)(b)
Series 2021-VIV5, Class A, 2.84%, 03/09/44		240	222,607
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.15%, 10/15/41		144	144,147
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 5.35%, 08/15/41		255	255,682
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 6.54%, 10/15/41		187	187,582
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 7.59%, 10/15/41		23	23,029
Series 2024-GPA3, Class B, (1 mo. Term SOFR + 1.64%), 5.30%, 12/15/39		78	78,535
Series 2024-KING, Class A, (1 mo. Term SOFR + 1.54%), 5.20%, 05/15/34		99	98,787
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.30%, 05/15/41		181	181,403
Series 2024-MF, Class A, (1 mo. Term SOFR + 1.44%), 5.10%, 02/15/39		253	253,398
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 7.39%, 02/15/39		89	88,270
Series 2024-PURE, Class A, (1-day CORRA + 1.90%), 4.18%, 11/15/41	CAD	26	19,079
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 6.79%, 02/15/39	USD	136	136,201
Series 2024-XL4, Class E, (1 mo. Term SOFR + 4.19%), 7.84%, 02/15/39		88	87,749
Series 2025-BCAT, Class A, (1 mo. Term SOFR + 1.38%), 5.03%, 08/15/42		102	101,925
Series 2025-BCAT, Class E, (1 mo. Term SOFR + 3.50%), 7.15%, 08/15/42		94	94,640
Series 2025-JDI, Class A, (1 mo. Term SOFR + 1.40%), 5.05%, 11/15/42		221	220,936
Series 2025-JDI, Class E, (1 mo. Term SOFR + 3.40%), 7.05%, 11/15/42		89	89,031
Series 2025-SPOT, Class A, (1 mo. Term SOFR + 1.44%), 5.10%, 04/15/40		91	90,721
Series 2026-VLT9, Class A, (1 mo. Term SOFR + 1.70%), 5.35%, 03/15/45		144	143,730
Series 2026-XL6, Class E, (1 mo. Term SOFR + 3.00%), 6.65%, 03/15/43		125	124,223
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b)
Series 2021-LBA, Class AV, (1 mo. Term SOFR + 1.16%), 4.82%, 02/15/36	USD	86	$ 86,297
Series 2022-IND, Class A, (1 mo. Term SOFR + 1.49%), 5.15%, 04/15/37		58	57,723
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.10%, 04/15/41		73	73,573
Series 2024-CNYN, Class D, (1 mo. Term SOFR + 2.69%), 6.34%, 04/15/41		71	71,341
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 7.34%, 04/15/41		71	70,961
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.20%, 06/15/37		503	502,801
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.15%, 06/15/41		368	367,297
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 6.54%, 06/15/41		58	56,708
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 7.59%, 06/15/41		144	142,467
Series 2025-LIFE, Class A, 6.08%, 06/13/47		100	99,846
Series 2025-LUNR, Class A, (1 mo. Term SOFR + 1.50%), 5.15%, 06/15/40		22	21,832
Series 2025-OMG, Class A, (1 mo. Term SOFR + 1.35%), 5.01%, 10/15/42		84	84,000
Series 2025-ROIC, Class E, (1 mo. Term SOFR + 2.94%), 6.60%, 03/15/30		257	256,692
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.05%, 06/15/35		100	100,063
Series 2025-TAIL, Class E, (1 mo. Term SOFR + 3.30%), 6.95%, 06/15/35		124	124,001
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.10%, 03/15/42		136	135,405
Series 2025-VOLT, Class A, (1 mo. Term SOFR + 1.70%), 5.35%, 12/15/44		259	258,838
BXMT Ltd, Series 2025-FL5, Class A, (1 mo. Term SOFR + 1.64%), 5.30%, 10/18/42(a)(b)		164	164,525
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 5.55%, 07/15/41(a)(b)		140	140,212
CENT, Series 2025-CITY, Class A, 5.09%, 07/10/40(a)(b)		720	723,346
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		304	302,473
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(b)		330	306,814
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		195	186,342
CHI Commercial Mortgage Trust(a)(b)
Series 2025-110W, Class A, 5.10%, 12/13/40		128	127,287
Series 2025-110W, Class D, 6.63%, 12/13/40		100	98,050
CIP Commercial Mortgage Trust(a)(b)
Series 2025-SBAY, Class A, (1 mo. Term SOFR + 1.40%), 5.05%, 10/15/37		313	313,389
Series 2025-SBAY, Class E, (1 mo. Term SOFR + 3.75%), 7.40%, 10/15/37		237	237,817
Commercial Mortgage Trust
Series 2022-PF2, Class A5, 5.47%, 11/15/55(a)		300	305,916
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 5.50%, 06/15/41(a)(b)		170	169,788
Series 2024-WCL1, Class B, (1 mo. Term SOFR + 2.59%), 6.24%, 06/15/41(a)(b)		50	49,938
Series 2025-167G, Class A, 5.50%, 08/10/40(b)		254	250,812

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust (continued)
Series 2025-167G, Class E, 8.47%, 08/10/40(a)(b)	USD	40	$ 39,684
Series 2025-167G, Class F, 9.46%, 08/10/40(a)(b)		34	33,738
Series 2025-SBX, Class B, 5.73%, 08/10/41(a)(b)		48	47,645
CONE Trust(a)(b)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.30%, 08/15/41		70	69,939
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 7.54%, 08/15/41		200	198,266
CSMC, Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.09%, 02/15/27(a)(b)(h)		100	99,600
CSTL Commercial Mortgage Trust(a)(b)
Series 2024-GATE, Class A, 4.92%, 11/10/41		170	169,567
Series 2025-GATE2, Class D, 5.82%, 11/10/42		100	98,455
Series 2026-GATE3, Class E, 6.55%, 02/10/43		100	98,521
DBC Mortgage Trust(a)(b)
Series 2025-DBC, Class A, (1 mo. Term SOFR + 1.35%), 5.01%, 11/15/42		237	237,148
Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.71%, 11/15/42		118	118,000
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 5.54%, 08/15/34(a)(b)		260	259,837
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		100	100,827
DC Trust, Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)		10	10,047
DK Trust(a)(b)
Series 2024-SPBX, Class A, (1 mo. Term SOFR + 1.50%), 5.15%, 03/15/34		72	72,000
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 7.65%, 03/15/34		204	204,303
Series 2025-LXP, Class A, (1 mo. Term SOFR + 1.59%), 5.26%, 08/15/37		41	41,038
Series 2025-LXP, Class D, (1 mo. Term SOFR + 2.89%), 6.56%, 08/15/37		18	18,011
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.02%, 08/10/42(a)(b)		100	103,348
ELM Trust(a)(b)
Series 2024-ELM, Class A10, 5.99%, 06/10/39		75	75,049
Series 2024-ELM, Class A15, 5.99%, 06/10/39		75	75,049
Series 2024-ELM, Class E10, 8.05%, 06/10/39		95	94,985
Series 2024-ELM, Class XP10, 0.24%, 06/10/39		1,000	207
Series 2024-ELM, Class XP15, 1.61%, 06/10/39		1,005	1,383
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(b)		346	351,073
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		17	17,127
Fontainebleau Miami Beach Mortgage Trust(a)(b)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.10%, 12/15/39		700	700,466
Series 2024-FBLU, Class G, (1 mo. Term SOFR + 5.65%), 9.30%, 12/15/39		100	100,927
FS(a)(b)
Series 2026-ORL, Class A, (1 mo. Term SOFR + 1.35%), 5.00%, 02/15/41		250	249,922
Series 2026-ORL, Class E, (1 mo. Term SOFR + 3.25%), 6.90%, 02/15/41		100	99,989
FS Rialto Issuer LLC(a)(b)
Series 2024-FL9, Class A, (1 mo. Term SOFR + 1.63%), 6.73%, 10/19/39		100	100,044
Series 2025-FL10, Class A, (1 mo. Term SOFR + 1.39%), 5.05%, 08/19/42		780	777,800
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FS Trust, Series 2026-HULA, Class A, (1 mo. Term SOFR + 1.45%), 5.10%, 03/15/41(a)(b)	USD	129	$ 129,000
GGP, Series 2026-TY, Class A, 4.83%, 03/05/43(a)(b)		42	41,585
GS Mortgage Securities Corp. Trust(a)(b)
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 6.45%, 03/15/28		510	509,841
Series 2024-RVR, Class E, 7.72%, 08/10/41		37	36,648
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.31%, 11/25/41		210	210,003
GS Mortgage Securities Trust
Series 2017-GS8, Class A4, 3.47%, 11/10/50		300	295,495
Series 2019-GSA1, Class AS, 3.34%, 11/10/52		190	178,549
GSAT Trust, Series 2025-BMF, Class A, (1 mo. Term SOFR + 1.50%), 5.15%, 07/15/40(a)(b)		100	99,875
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 5.35%, 05/15/41(a)(b)		142	142,266
Harvest Commercial Capital Loan Trust, Series 2024-1, Class A, 6.16%, 10/25/56		490	498,296
HIH Trust(a)(b)
Series 2024-2061P, Class A, (1 mo. Term SOFR + 1.84%), 5.50%, 10/15/41		64	64,117
Series 2024-2061P, Class D, (1 mo. Term SOFR + 3.64%), 7.29%, 10/15/41		28	27,504
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.20%, 05/15/37		100	100,000
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 6.84%, 05/15/37		100	100,000
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 4.92%, 10/15/36(a)(b)		100	98,938
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		100	101,493
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class A, 5.47%, 07/13/42(a)(b)		252	254,465
INT Commercial Mortgage Trust, Series 2025-PLAZA, Class A, 5.04%, 11/05/37(a)(b)		100	99,899
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 5.40%, 11/15/41(a)(b)		100	99,125
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class A4, 2.82%, 08/15/49		59	58,847
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		160	160,486
Series 2024-IGLG, Class D, 6.70%, 11/09/39(a)(b)		41	40,908
Series 2024-IGLG, Class E, 7.50%, 11/09/39(a)(b)		137	136,590
Series 2024-IGLG, Class F, 8.49%, 11/09/39(a)(b)		118	117,525
Series 2025-BHR5, Class A, (1 mo. Term SOFR + 1.69%), 5.35%, 03/15/40(a)(b)		63	63,000
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3, 3.12%, 06/13/52		40	38,505
JW Commercial Mortgage Trust(a)(b)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.28%, 06/15/39		119	119,000
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 6.84%, 06/15/39		88	88,000
JW Trust, Series 2024-BERY, Class A, (1 mo. Term SOFR + 1.59%), 5.25%, 11/15/39(a)(b)		600	601,125
KSL Commercial Mortgage Trust(b)
Class A, 5.55%, 06/15/42		262	261,927
Class E, 7.76%, 06/05/42		63	63,201
Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.20%, 12/15/39(a)		89	89,121
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lagarino European Loan Conduit(a)(c)
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.26%, 06/22/37	EUR	90	$ 105,684
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 4.76%, 06/22/37		90	105,647
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.66%, 06/22/37		91	106,771
Last Mile Logistics Pan Euro Finance, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.70%, 08/17/33(a)(c)		453	531,400
Last Mile Securities, Series 2021-1X, Class D, (3-mo. EURIBOR + 2.35%), 4.35%, 08/17/31(a)(c)		232	272,220
LBA Trust(a)(b)
Series 2024-7IND, Class A, (1 mo. Term SOFR + 1.44%), 5.10%, 10/15/41	USD	43	42,638
Series 2024-7IND, Class D, (1 mo. Term SOFR + 2.64%), 6.30%, 10/15/41		12	12,081
LEX Trust(a)(b)
Series 2026-450, Class A, (1 mo. Term SOFR + 1.35%), 5.00%, 03/15/43		78	77,903
Series 2026-450, Class E, (1 mo. Term SOFR + 3.70%), 7.35%, 03/15/43		325	321,888
LoanCore(a)(b)
Series 2025-CRE8, Class A, (1 mo. Term SOFR + 1.39%), 5.05%, 08/17/42		427	427,061
Series 2025-CRE9, Class A, (1 mo. Term SOFR + 1.45%), 5.11%, 08/18/42		135	134,749
MAC Trust, Series 2025-801B, Class A, (1 mo. Term SOFR + 1.70%), 5.35%, 10/15/40(a)(b)		100	99,894
MCR Mortgage Trust(b)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 5.45%, 12/15/41(a)		90	90,353
Series 2024-HTL, Class C, (1 mo. Term SOFR + 3.11%), 6.76%, 02/15/37(a)		81	80,470
Series 2024-TWA, Class A, 5.92%, 06/12/39		70	70,438
Series 2024-TWA, Class E, 8.73%, 06/12/39		37	37,091
Series 2024-TWA, Class XA, 0.92%, 06/12/39		332	1,750
MF1 LLC, Series 2026-FL21, Class A, (1 mo. Term SOFR + 1.35%), 5.01%, 02/18/41(a)(b)		106	105,827
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 6.52%, 07/15/38(a)(b)		250	249,844
MIC Trust, Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(b)		31	33,000
MLTI Trust(a)(b)
Series 2026-SF75, Class A, (1 mo. Term SOFR + 1.40%), 5.05%, 03/15/36		108	107,866
Series 2026-SF75, Class E, (1 mo. Term SOFR + 3.25%), 6.90%, 03/15/36		101	99,842
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4, 2.78%, 08/15/49		305	303,341
Series 2019-H6, Class D, 3.00%, 06/15/52(b)		10	8,264
Series 2021-230P, Class B, (1 mo. Term SOFR + 1.56%), 5.22%, 12/15/38(a)(b)		10	9,400
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		62	61,181
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.15%, 12/15/56(a)		1,085	57,809
MTN Commercial Mortgage Trust(a)(b)
Series 2022-LPFL, Class A, (1 mo. Term SOFR + 1.40%), 5.06%, 03/15/39		100	99,969
Series 2026-LPFX, Class A, 05/15/43(d)		100	100,578
NCMF Trust(a)(b)
Series 2025-MFS, Class A, 5.05%, 06/10/33		140	139,619
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
NCMF Trust(a)(b) (continued)
Series 2025-MFS, Class E, 7.78%, 06/10/33	USD	393	$ 394,319
Series 2025-MFS, Class F, 8.72%, 06/10/33		282	283,147
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1 mo. Term SOFR + 1.39%), 5.05%, 10/15/40(a)(b)		100	99,938
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.13%, 02/10/47(a)(b)		271	278,389
NYC Commercial Mortgage Trust(a)(b)
Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.40%, 10/15/40		172	172,430
Series 2025-28L, Class A, 4.82%, 11/05/38		139	138,619
Series 2025-300P, Class E, 7.39%, 07/13/42		112	112,069
NYCT Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 5.65%, 08/15/29(a)(b)		172	172,000
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. Term SOFR + 1.06%), 4.72%, 01/15/36(a)(b)		106	102,744
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.15%, 12/15/39(a)(b)		100	100,156
Park Avenue Mortgage Trust(a)(b)
Series 2017-280P, Class B, (1 mo. Term SOFR + 1.38%), 5.04%, 09/15/34		283	281,762
Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.08%, 09/15/34		138	136,727
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(b)		31	31,486
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 5.55%, 06/15/39(a)(b)		38	37,988
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1 mo. Term SOFR + 2.15%), 5.80%, 03/15/43(a)(b)		100	99,500
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		489	485,039
Sage AR Funding, Series 2026-1X, Class C, (1-day SONIA GBP 1.75%), 5.49%, 05/18/38(a)(c)	GBP	168	227,151
SCG Commercial Mortgage Trust(a)(b)
Series 2025-DLFN, Class E, (1 mo. Term SOFR + 2.95%), 6.60%, 03/15/35	USD	109	109,024
Series 2025-FLWR, Class A, (1 mo. Term SOFR + 1.25%), 4.90%, 08/15/42		44	44,055
SDAL Trust, Series 2025-DAL, Class A, (1 mo. Term SOFR + 2.44%), 6.10%, 04/15/42(a)(b)		100	100,000
SELF Commercial Mortgage Trust(a)(b)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.20%, 11/15/34		6	6,278
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 7.84%, 11/15/34		70	69,760
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		26	22,108
SHR Trust(a)(b)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 5.60%, 10/15/41		191	191,668
Series 2024-LXRY, Class D, (1 mo. Term SOFR + 3.60%), 7.25%, 10/15/41		100	100,313
Taurus, Series 2025-UK2X, Class D, (1-day SONIA GBP 3.20%), 6.94%, 02/18/35(a)(c)	GBP	166	225,550
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)	USD	376	390,592
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(a)		580	563,903

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
UK Logistics, Series 2025-1X, Class D, (1-day SONIA GBP 4.00%), 7.74%, 05/17/35(a)(c)	GBP	136	$ 185,048
UNIV Trust, Series 2025-APTS, Class A, (1 mo. Term SOFR + 1.65%), 5.30%, 11/15/42(a)(b)	USD	124	123,691
VCC Trust, Series 2025-MC1, Class A1, 8.16%, 05/25/55(b)		70	69,847
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.42%, 07/10/36		140	141,149
Series 2024-GCS, Class D, 6.42%, 07/10/36		215	213,431
Velocity Commercial Capital Loan Trust(b)
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)		410	385,044
Series 2022-3, Class A, 5.22%, 06/25/52(a)		132	129,742
Series 2023-2, Class M1, 7.03%, 05/25/53(a)		68	68,544
Series 2024-1, Class A, 6.55%, 01/25/54(a)		72	73,300
Series 2024-5, Class A, 5.49%, 10/25/54		70	69,334
Series 2025-1, Class M2, 6.98%, 02/25/55(a)		1,248	1,260,668
Series 2025-1, Class M3, 7.33%, 02/25/55(a)		100	100,598
Series 2025-3, Class A, 5.87%, 06/25/55(a)		520	521,329
Series 2025-3, Class M3, 7.38%, 06/25/55(a)		99	100,025
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class A4, 3.58%, 10/15/50		200	197,465
Series 2019-C49, Class D, 3.00%, 03/15/52(b)		10	8,103
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		154	154,548
Series 2024-BPRC, Class B, 6.22%, 07/15/43(b)		176	179,196
Series 2024-BPRC, Class C, 6.43%, 07/15/43(b)		112	111,826
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		50	49,842
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		1,390	11,139
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		56	56,316
WHARF Commercial Mortgage Trust(a)(b)
Series 2025-DC, Class A, 5.53%, 07/15/40		114	116,005
Series 2025-DC, Class E, 7.98%, 07/15/40		115	118,044
			41,059,058
Interest Only Collateralized Mortgage Obligations(a) — 0.1%
JP Morgan Resecuritization Trust, Series 2014-5, Class 5C, 0.00%, 05/27/36(b)		1,344	218,823
Residential Asset Securitization Trust, Series 2007- A9, Class A2, (1 mo. Term SOFR + 6.34%), 2.68%, 09/25/37		1,094	131,761
			350,584
Total Non-Agency Mortgage-Backed Securities — 12.2% (Cost: $155,413,473)			154,995,247
Preferred Securities
Capital Trusts — 0.6%(a)
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		49	50,233
Banks(c)(k) — 0.1%
Standard Chartered PLC, 7.63%		200	209,750
UBS Group AG, 7.13%	AUD	285	200,569
United Overseas Bank Ltd., 3.00%	SGD	250	195,559
			605,878
Capital Markets — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56	USD	76	76,721
Security		Par (000)	Value
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55	USD	73	$ 48,380
Diversified Telecommunication Services — 0.1%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55		46	47,194
7.00%, 09/15/55		50	51,888
British Telecommunications PLC, 8.38%, 12/20/83(c)	GBP	300	429,145
TELUS Corp.
7.00%, 10/15/55	USD	32	33,098
6.63%, 06/09/56		32	31,824
			593,149
Electric Utilities — 0.3%
AES Corp., 7.60%, 01/15/55		45	45,843
CenterPoint Energy, Inc., 6.70%, 05/15/55		290	295,829
Dominion Energy, Inc., 6.00%, 02/15/56		691	691,362
Edison International
8.13%, 06/15/53		50	51,297
7.88%, 06/15/54		50	51,577
EDP SA, Series NC5., 1.50%, 03/14/82(c)	EUR	200	230,704
Electricite de France SA, 9.13%(b)(k)	USD	56	65,299
Entergy Corp., 7.13%, 12/01/54		204	210,014
Nevada Power Co., 6.25%, 05/15/55		261	262,064
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54		55	57,592
6.38%, 08/15/55		829	846,022
4.00%, 05/15/56	EUR	400	456,951
PG&E Corp.
7.38%, 03/15/55(f)	USD	112	115,198
6.85%, 09/15/56		457	456,909
Sempra
6.88%, 10/01/54		98	99,735
6.38%, 04/01/56		95	96,084
Southern Co.
6.00%, 04/01/58		124	125,359
Series 2025, 6.38%, 03/15/55		25	25,751
			4,183,590
Financial Services — 0.0%
Ally Financial, Inc., Series D, 7.10%		89	88,930
Insurance — 0.0%
American National Group, Inc., 7.00%, 12/01/55(f)		40	39,089
Internet Software & Services — 0.0%
Rakuten Group, Inc., 4.25%(c)(k)	EUR	200	229,163
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)	USD	55	57,142
Veolia Environnement SA, 2.00%(c)(k)	EUR	300	342,494
			399,636
Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., 7.38%, 03/15/55	USD	25	26,434
Energy Transfer LP
8.00%, 05/15/54		29	30,741
7.13%, 10/01/54		46	47,229
6.50%, 02/15/56		43	43,116
6.75%, 02/15/56		33	33,237
Phillips 66 Co., Series A, 5.88%, 03/15/56		101	100,672
Sunoco LP, 7.88%(b)(k)		39	40,387
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Thaioil Treasury Center Co. Ltd., 6.10%(c)(k)	USD	200	$ 195,500
TotalEnergies SE, 2.00%(c)(k)	EUR	300	347,724
			865,040
Pharmaceuticals — 0.0%
CVS Health Corp.
6.75%, 12/10/54	USD	75	77,702
7.00%, 03/10/55		75	77,814
			155,516
			7,335,325

	Shares
Preferred Stocks — 0.0%
Aerospace & Defense — 0.0%
Boeing Co., 6.00%, 10/15/27(f)(j)	750	54,150
		54,150
Total Preferred Securities — 0.6% (Cost: $7,399,598)		7,389,475

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 0.6%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.75%, 08/25/53	USD	201	202,831
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.70%, 01/25/54		200	201,906
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.75%, 09/25/54		141	141,729
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.05%, 12/25/54		116	117,187
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.05%, 12/25/54		190	192,305
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 5.00%, 02/25/55		118	119,869
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 4.95%, 03/25/55		141	142,673
Series 2025-2, Class FG, (30-day Avg SOFR + 1.45%), 5.10%, 02/25/55		302	305,865
Series 2025-35, Class FJ, (30-day Avg SOFR + 1.60%), 5.25%, 05/25/55		382	388,394
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.05%, 08/25/55		103	104,835
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 5.00%, 03/25/55		79	79,802
Freddie Mac REMICS
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.75%, 11/25/54		155	156,407
Series 5471, Class FM, (30-day Avg SOFR + 1.40%), 5.05%, 11/25/54		1,086	1,099,372
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.05%, 02/25/54		93	93,973
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.15%, 12/25/54		177	179,911
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 5.00%, 10/25/54	USD	122	$ 124,195
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.05%, 02/25/55		97	98,387
Series 5503, Class FB, (30-day Avg SOFR + 1.35%), 5.00%, 02/25/55		112	112,999
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.25%, 02/25/55		132	133,875
Series 5513, Class FD, (30-day Avg SOFR + 1.35%), 5.00%, 01/25/55		1,050	1,062,659
Series 5516, Class FC, (30-day Avg SOFR + 1.40%), 5.05%, 03/25/55		2,399	2,432,452
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.15%, 06/25/55		136	138,043
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 5.00%, 08/25/55		271	274,817
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 5.00%, 09/25/55		121	122,372
Ginnie Mae, Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 4.89%, 01/20/55		123	123,738
			8,150,596
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae-Aces, Series 2021-M4, Class A2, 1.51%, 02/25/31(a)		150	132,463
Freddie Mac Multiclass Certificates, Series 2024- P015, Class A1, 4.44%, 11/25/32(a)		25	24,658
Ginnie Mae
Series 2023-119, Class AD, 2.25%, 04/16/65		37	29,325
Series 2023-50, Class AC, 3.25%, 09/16/63(a)		23	20,242
Series 2025-126B, Class AD, 5.00%, 05/16/65		50	49,233
Series 2025-129, Class AB, 4.75%, 09/16/54		36	36,226
Series 2025-88, Class AT, 5.00%, 06/16/58		110	109,510
			401,657
Mortgage-Backed Securities — 41.5%
Fannie Mae Mortgage-Backed Securities, 5.81%, 06/01/31		123	126,202
Freddie Mac Mortgage-Backed Securities
2.50%, 10/01/31		110	106,001
3.50%, 04/01/48		55	50,803
Ginnie Mae Mortgage-Backed Securities(p)
4.00%, 11/20/40 - 05/20/56		3,647	3,415,148
3.50%, 09/20/46 - 05/20/56		5,447	4,968,171
4.50%, 02/20/49 - 05/20/56		3,921	3,793,659
3.00%, 06/20/50 - 05/20/56		6,371	5,677,860
2.00%, 01/20/51 - 05/20/56		15,510	12,761,390
2.50%, 10/20/51 - 05/20/56		14,712	12,607,023
5.00%, 11/20/52 - 05/20/56		12,858	12,754,357
5.50%, 02/20/53 - 05/20/56		11,951	12,034,859
6.50%, 10/20/53 - 06/15/54		4,824	5,038,482
6.00%, 07/20/54 - 05/20/56		7,566	7,714,461
Uniform Mortgage-Backed Securities(p)
3.00%, 07/01/31 - 06/11/56		27,013	23,858,422
3.50%, 05/01/33 - 06/11/56		42,946	39,292,349
2.50%, 01/01/35 - 06/11/56		55,536	47,000,476
2.00%, 05/01/36 - 05/13/56		62,705	51,537,509
1.50%, 09/01/36 - 05/13/56		10,384	8,271,594
4.00%, 05/15/39 - 06/11/56		16,189	15,299,775
4.50%, 05/18/41 - 05/13/56		20,071	19,386,802
5.50%, 09/01/48 - 06/11/56		79,298	79,781,978

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(p) (continued)
5.00%, 06/01/52 - 05/13/56	USD	105,843	$ 104,385,450
6.00%, 10/01/52 - 06/11/56		45,592	46,605,710
6.50%, 11/01/52 - 05/13/56		11,369	11,827,364
			528,295,845
Total U.S. Government Sponsored Agency Securities — 42.1% (Cost: $536,545,334)			536,848,098
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40 - 08/15/40		5,102	3,177,440
4.25%, 11/15/40		1,024	968,720
1.88%, 02/15/41 - 11/15/51		7,743	4,577,570
1.75%, 08/15/41		10,400	6,903,406
3.75%, 08/15/41 - 11/15/43		6,010	5,167,880
2.38%, 02/15/42 - 05/15/51		1,446	947,935
3.00%, 05/15/42 - 08/15/52		14,938	10,931,920
3.88%, 02/15/43		718	632,762
3.63%, 08/15/43 - 05/15/53		1,037	860,346
4.75%, 11/15/43 - 11/15/53		5,864	5,726,604
3.38%, 05/15/44 - 11/15/48		1,900	1,535,128
3.13%, 08/15/44 - 05/15/48(q)(r)		42,866	31,933,754
4.13%, 08/15/44 - 08/15/53		10,167	8,868,780
4.63%, 11/15/44 - 11/15/55		3,643	3,439,366
2.75%, 11/15/47		686	479,075
2.25%, 08/15/49		1,239	761,914
1.63%, 11/15/50		909	468,232
2.00%, 08/15/51		419	235,540
2.88%, 05/15/52		2,623	1,795,731
4.00%, 11/15/52		4,500	3,819,023
U.S. Treasury Inflation-Indexed Notes
1.63%, 04/15/30(f)		5,030	5,108,957
0.13%, 01/15/31		7,015	6,647,153
U.S. Treasury Notes
4.63%, 10/15/26 - 02/15/35		1,258	1,276,413
4.13%, 02/15/27 - 02/15/36		6,550	6,571,872
2.75%, 04/30/27 - 08/15/32		19,994	19,758,533
4.50%, 05/15/27 - 12/31/31		2,001	2,037,953
3.75%, 06/30/27 - 01/31/31		1,177	1,174,840
4.38%, 07/15/27 - 01/31/32		319	323,244
3.38%, 09/15/27 - 09/15/28		61	60,479
0.38%, 09/30/27		1,103	1,050,694
3.50%, 09/30/27 - 04/30/30		1,226	1,213,971
3.88%, 11/30/27 - 08/15/34(f)		50,771	50,704,861
4.25%, 01/15/28 - 05/15/35		396	393,834
4.00%, 02/29/28 - 11/15/35		48,829	48,863,335
3.63%, 03/31/28 - 09/30/31		12,620	12,484,196
2.88%, 08/15/28 - 05/15/32(f)(q)		69,552	65,753,787
4.88%, 10/31/28 - 10/31/30		21,919	22,603,846
3.25%, 06/30/29		1,009	988,899
0.63%, 08/15/30		615	533,945
Total U.S. Treasury Obligations — 26.7% (Cost: $343,155,272)			340,781,938
Total Long-Term Investments — 116.8% (Cost: $1,489,233,439)			1,488,741,594
Security		Par (000)	Value
Short-Term Securities
Foreign Agency Obligations — 0.1%
Brazil Letras do Tesouro Nacional(s)
14.02%, 07/01/26	BRL	449	$ 88,707
14.01%, 10/01/26		2,047	391,083
Egypt Treasury Bills(s)
21.43%, 05/05/26	EGP	4,725	87,935
23.77%, 06/23/26		3,700	66,942
23.40%, 10/20/26		3,550	59,615
Mexican Bonos, Series M, 7.00%, 09/03/26	MXN	5,148	295,012
			989,294

	Shares
Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(n)(t)(u)	38,965,333	38,977,023
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(n)(t)	114,745,856	114,745,856
		153,722,879
Total Short-Term Securities — 12.2% (Cost: $154,683,942)		154,712,173
Options Purchased — 0.0% (Cost: $464,691)		389,881
Total Investments Before TBA Sale Commitments and Options Written — 129.0% (Cost: $1,644,382,072)		1,643,843,648

Par (000)
TBA Sale Commitments(p)
Mortgage-Backed Securities — (16.3)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 05/20/56	USD	(146)	(120,092)
2.50%, 05/20/56		(136)	(116,473)
3.00%, 05/20/56		(26)	(23,152)
3.50%, 05/20/56		(229)	(206,968)
5.00%, 05/20/56		(114)	(113,001)
5.50%, 05/20/56		(118)	(118,829)
6.00%, 05/20/56		(128)	(130,491)
6.50%, 05/15/54		(302)	(315,443)
Uniform Mortgage-Backed Securities
1.50%, 05/13/56		(93)	(71,208)
2.00%, 05/18/41 - 06/11/56		(546)	(442,460)
2.50%, 05/18/41 - 05/13/56		(6,923)	(5,797,042)
3.00%, 03/25/37 - 05/13/56		(4,237)	(3,709,307)
3.50%, 05/18/41 - 05/13/56		(7,781)	(7,083,927)
4.00%, 05/15/39 - 05/13/56		(358)	(335,768)
4.50%, 05/18/41 - 06/11/56		(33,146)	(31,873,026)
5.00%, 05/13/56 - 06/11/56		(122,518)	(120,646,125)
5.50%, 05/13/56		(15,668)	(15,745,938)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
6.00%, 05/13/56	USD	(19,530)	$ (19,936,859)
6.50%, 05/13/56		(680)	(705,479)
Total TBA Sale Commitments — (16.3)% (Proceeds: $(208,708,210))			(207,491,588)
Options Written — (0.2)% (Premiums Received: $(2,083,480))			(2,260,243)
Total Investments, Net of TBA Sale Commitments and Options Written — 112.5% (Cost: $1,433,590,382)			1,434,091,817
Liabilities in Excess of Other Assets — (12.5)%			(159,611,686)
Net Assets — 100.0%			$ 1,274,480,131

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $237,937, representing less than 0.05% of its net assets as of period end, and an original cost of $235,000.

(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Affiliate of the Fund.
(o)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(p)	Represents or includes a TBA transaction.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 21,246,207	$ 17,736,654 (a)	$ —	$ (4,900)	$ (938)	$ 38,977,023	38,965,333	$ 40,286 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	192,172,783	—	(77,426,927)(a)	—	—	114,745,856	114,745,856	3,165,106	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	5,808,120	—	(111,317)	6,937	5,703,740	52,400	40,622	—
				$ (116,217)	$ 5,999	$ 159,426,619		$ 3,246,014	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	19	06/08/26	$ 2,608	$ (12,073)
Euro Bund	139	06/08/26	20,451	(47,492)
Short Term Euro BTP	4	06/08/26	498	(2,799)
10-Year Australian Treasury Bonds	695	06/15/26	53,571	(526,083)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
10-Year U.S. Treasury Note	99	06/18/26	$ 10,944	$ (50,323)
10-Year U.S. Ultra Long Treasury Note	174	06/18/26	9,362	(330,954)
S&P 500 E-Mini Index	1	06/18/26	362	24,392
U.S. Long Bond	58	06/18/26	6,536	(58,359)
Ultra U.S. Treasury Bond	164	06/18/26	8,498	(612,834)
10-Year Canadian Bond	7	06/19/26	614	(3,617)
2-Year U.S. Treasury Note	464	06/30/26	44,118	(204,140)
5-Year U.S. Treasury Note	570	06/30/26	52,185	(454,397)
3-Month SOFR	100	03/16/27	24,076	(118,343)
3-Month SOFR	25	03/14/28	6,025	(18,101)
3-Month SOFR	25	03/20/29	6,024	(5,595)
				(2,420,718)
Short Contracts
30-Year Euro Buxl Bond	1	06/08/26	128	727
Euro BOBL	11	06/08/26	1,490	4,011
Euro BTP	55	06/08/26	7,550	175,148
Euro Bund	35	06/08/26	441	9,690
Euro OAT	15	06/08/26	2,100	301
10-Year Australian Treasury Bonds	21	06/15/26	1,619	15,761
10-Year U.S. Treasury Note	467	06/18/26	14,261	132,176
E-mini Russell 2000 Index	5	06/18/26	702	(74,672)
U.S. Long Bond	33	06/18/26	3,719	66,510
10-Year Canadian Bond	419	06/19/26	36,747	318,509
Euro Stoxx 50 Index	2	06/19/26	137	(8,349)
Long Gilt	78	06/26/26	118	83,658
2-Year U.S. Treasury Note	19	06/30/26	3,935	(447)
5-Year U.S. Treasury Note	6	06/30/26	647	(86)
				722,937
				$ (1,697,781)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN	211,500	USD	59,918	Citibank N.A.	05/04/26	$ 376
PEN	117,691	USD	33,342	HSBC Bank PLC	05/04/26	209
USD	34,000	PEN	117,691	HSBC Bank PLC	05/04/26	449
BRL	482,277	USD	90,802	Barclays Bank PLC	05/05/26	6,592
BRL	57,530	USD	11,532	BNP Paribas SA	05/05/26	86
BRL	2,697,477	USD	510,501	BNP Paribas SA	05/05/26	34,246
BRL	3,488,360	USD	699,266	BNP Paribas SA	05/05/26	5,197
BRL	54,956	USD	11,016	Citibank N.A.	05/05/26	82
BRL	55,154	USD	11,000	Citibank N.A.	05/05/26	138
BRL	55,165	USD	11,058	Citibank N.A.	05/05/26	82
BRL	55,253	USD	11,000	Citibank N.A.	05/05/26	158
BRL	284,272	USD	56,984	Citibank N.A.	05/05/26	424
BRL	294,801	USD	59,095	Citibank N.A.	05/05/26	439
BRL	458,643	USD	91,938	Citibank N.A.	05/05/26	683
BRL	2,385,595	USD	478,209	Citibank N.A.	05/05/26	3,554
BRL	3,488,360	USD	698,231	Citibank N.A.	05/05/26	6,232
BRL	54,733	USD	11,000	Deutsche Bank AG	05/05/26	53
BRL	112,299	USD	22,000	Goldman Sachs International	05/05/26	678
BRL	117,403	USD	23,000	Goldman Sachs International	05/05/26	709
BRL	166,402	USD	33,000	Goldman Sachs International	05/05/26	604
BRL	55,830	USD	11,192	HSBC Bank PLC	05/05/26	83
BRL	54,799	USD	11,000	Morgan Stanley & Co. International PLC	05/05/26	66
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	229,989	USD	11,057	Goldman Sachs International	05/26/26	$ 15
CZK	413,015	USD	19,806	Goldman Sachs International	05/26/26	78
USD	205,086	COP	735,273,896	BNP Paribas SA	05/26/26	3,996
USD	52,518	IDR	905,554,329	Citibank N.A.	05/26/26	224
USD	120,539	MXN	2,095,261	UBS AG	05/26/26	805
USD	68,779	PHP	4,140,970	Barclays Bank PLC	05/26/26	1,374
USD	228,694	ZAR	3,779,113	State Street Bank and Trust Co.	05/26/26	2,182
INR	2,382,562	USD	25,000	Citibank N.A.	05/27/26	32
INR	44,266,486	USD	464,484	Citibank N.A.	05/27/26	601
USD	33,000	INR	3,117,164	Citibank N.A.	05/27/26	250
USD	71,000	INR	6,706,624	Citibank N.A.	05/27/26	537
BRL	55,343	USD	11,000	Citibank N.A.	06/02/26	96
BRL	461,870	USD	91,802	Citibank N.A.	06/02/26	798
BRL	2,402,379	USD	477,501	Citibank N.A.	06/02/26	4,151
BRL	143,234	USD	25,765	JPMorgan Chase Bank N.A.	06/02/26	2,952
AUD	868,000	USD	623,525	JPMorgan Chase Bank N.A.	06/17/26	888
BRL	1,229,288	USD	243,000	Barclays Bank PLC	06/17/26	2,596
BRL	2,455,418	USD	486,000	Barclays Bank PLC	06/17/26	4,561
BRL	2,455,661	USD	486,000	Barclays Bank PLC	06/17/26	4,610
BRL	2,458,577	USD	486,000	Barclays Bank PLC	06/17/26	5,192
BRL	947,818	USD	177,677	Goldman Sachs International	06/17/26	11,685
BRL	1,184,259	USD	222,000	Goldman Sachs International	06/17/26	14,600
BRL	1,184,259	USD	222,000	Goldman Sachs International	06/17/26	14,600
BRL	2,390,709	USD	446,161	HSBC Bank PLC	06/17/26	31,472
CNH	520,000	USD	76,021	Morgan Stanley & Co. International PLC	06/17/26	319
COP	791,555,000	USD	206,000	Morgan Stanley & Co. International PLC	06/17/26	9,442
EUR	305,000	USD	352,208	JPMorgan Chase Bank N.A.	06/17/26	6,465
EUR	2,193,000	USD	2,534,170	State Street Bank and Trust Co.	06/17/26	44,744
EUR	3,785,461	USD	4,443,906	Toronto-Dominion Bank	06/17/26	7,703
JPY	61,223,000	USD	386,546	JPMorgan Chase Bank N.A.	06/17/26	5,869
MXN	12,049,702	USD	669,242	Bank of America N.A.	06/17/26	18,075
MXN	2,352,981	USD	130,758	Societe Generale	06/17/26	3,456
MXN	4,138,837	USD	230,000	Societe Generale	06/17/26	6,080
SGD	63,650	USD	49,907	BNP Paribas SA	06/17/26	252
SGD	90,000	USD	70,877	JPMorgan Chase Bank N.A.	06/17/26	48
USD	76,502	CNH	520,000	BNP Paribas SA	06/17/26	162
USD	147,058	CNH	1,000,000	JPMorgan Chase Bank N.A.	06/17/26	249
USD	23,522	EUR	20,000	Barclays Bank PLC	06/17/26	2
USD	1,745,254	EUR	1,477,000	Barclays Bank PLC	06/17/26	8,338
USD	1,243,481	EUR	1,051,000	BNP Paribas SA	06/17/26	7,531
USD	959,427	EUR	812,000	JPMorgan Chase Bank N.A.	06/17/26	4,535
USD	382,391	EUR	324,000	State Street Bank and Trust Co.	06/17/26	1,375
USD	35,258	IDR	610,000,000	Bank of America N.A.	06/17/26	69
USD	49,250	IDR	840,850,000	Bank of America N.A.	06/17/26	744
USD	149,130	IDR	2,510,000,000	Bank of America N.A.	06/17/26	4,334
USD	444,000	IDR	7,550,131,200	Barclays Bank PLC	06/17/26	8,453
USD	47,058	IDR	812,322,444	BNP Paribas SA	06/17/26	198
USD	48,859	IDR	828,300,000	BNP Paribas SA	06/17/26	1,076
USD	37,093	IDR	640,000,000	Citibank N.A.	06/17/26	173
USD	47,096	IDR	812,588,364	Citibank N.A.	06/17/26	220
USD	74,285	IDR	1,250,000,000	Citibank N.A.	06/17/26	2,176
USD	150,104	IDR	2,530,000,000	HSBC Bank PLC	06/17/26	4,155
USD	74,711	IDR	1,260,000,000	Morgan Stanley & Co. International PLC	06/17/26	2,025
USD	37,061	IDR	640,000,000	Societe Generale	06/17/26	141
USD	221,410	INR	20,600,000	Bank of America N.A.	06/17/26	5,492
USD	391,660	JPY	60,600,000	Goldman Sachs International	06/17/26	3,239
USD	7,467	PHP	458,458	Bank of America N.A.	06/17/26	13
USD	72,256	PHP	4,400,000	Barclays Bank PLC	06/17/26	716
USD	73,346	PHP	4,400,000	BNP Paribas SA	06/17/26	1,806
USD	613,490	PHP	36,754,772	BNP Paribas SA	06/17/26	15,895
USD	71,696	THB	2,300,000	Barclays Bank PLC	06/17/26	902
USD	53,241	THB	1,700,000	Citibank N.A.	06/17/26	916

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	11,316,213	USD	669,242	Citibank N.A.	06/17/26	$ 7,906
ZAR	2,192,579	USD	130,758	State Street Bank and Trust Co.	06/17/26	443
ZAR	7,178,724	USD	428,000	State Street Bank and Trust Co.	06/17/26	1,566
MYR	600,000	USD	150,659	Morgan Stanley & Co. International PLC	06/18/26	683
CZK	820,480	USD	39,326	Citibank N.A.	06/22/26	188
TRY	1,335,641	USD	28,130	Barclays Bank PLC	06/22/26	119
USD	80,253	CNH	545,096	HSBC Bank PLC	06/22/26	200
USD	276,584	COP	998,964,424	Morgan Stanley & Co. International PLC	06/22/26	4,966
USD	105,712	COP	380,508,690	State Street Bank and Trust Co.	06/22/26	2,252
USD	135,716	CZK	2,803,997	HSBC Bank PLC	06/22/26	678
USD	100,106	HUF	30,988,597	Natwest Markets PLC	06/22/26	519
USD	170,971	IDR	2,933,289,986	BNP Paribas SA	06/22/26	1,801
USD	217,703	IDR	3,735,063,238	BNP Paribas SA	06/22/26	2,293
USD	679,056	MXN	11,815,351	Barclays Bank PLC	06/22/26	5,387
USD	26,426	MXN	459,580	BNP Paribas SA	06/22/26	222
USD	106,081	MXN	1,849,473	State Street Bank and Trust Co.	06/22/26	631
USD	30,093	PEN	103,697	Citibank N.A.	06/22/26	621
USD	430,257	PHP	25,824,870	Barclays Bank PLC	06/22/26	10,462
USD	529,878	PLN	1,908,302	Morgan Stanley & Co. International PLC	06/22/26	3,468
USD	19,558	UYU	776,531	HSBC Bank PLC	06/22/26	387
USD	871,066	ZAR	14,428,767	HSBC Bank PLC	06/22/26	7,996
USD	41,479	ZAR	689,225	State Street Bank and Trust Co.	06/22/26	252
USD	62,843	ZAR	1,040,248	State Street Bank and Trust Co.	06/22/26	620
CLP	5,400,420	USD	6,000	Citibank N.A.	06/24/26	2
HUF	20,875,458	USD	67,000	Barclays Bank PLC	06/24/26	79
HUF	30,222,678	USD	97,000	Barclays Bank PLC	06/24/26	114
HUF	15,576,795	USD	50,000	Natwest Markets PLC	06/24/26	53
HUF	96,612,901	USD	309,622	Natwest Markets PLC	06/24/26	822
JPY	3,485,106	USD	22,000	HSBC Bank PLC	06/24/26	351
JPY	11,088,143	USD	70,000	State Street Bank and Trust Co.	06/24/26	1,112
MXN	388,000	JPY	3,440,683	Citibank N.A.	06/24/26	52
PEN	77,623	USD	22,000	Citibank N.A.	06/24/26	58
PEN	116,457	USD	33,000	Citibank N.A.	06/24/26	94
PEN	162,334	USD	46,000	Citibank N.A.	06/24/26	131
PEN	212,358	USD	60,000	Citibank N.A.	06/24/26	347
USD	93,596	CNH	636,453	UBS AG	06/24/26	113
USD	22,000	COP	79,411,024	BNP Paribas SA	06/24/26	417
USD	46,000	COP	166,041,232	BNP Paribas SA	06/24/26	872
USD	82,777	EUR	70,350	Barclays Bank PLC	06/24/26	21
USD	7,360	EUR	6,250	Goldman Sachs International	06/24/26	8
USD	77,000	IDR	1,321,281,500	Citibank N.A.	06/24/26	807
USD	30,000	INR	2,844,000	JPMorgan Chase Bank N.A.	06/24/26	209
USD	57,000	INR	5,403,600	JPMorgan Chase Bank N.A.	06/24/26	398
USD	34,000	PEN	117,079	Deutsche Bank AG	06/24/26	729
USD	11,000	PHP	660,418	Goldman Sachs International	06/24/26	266
USD	23,403	HUF	7,201,322	Bank of America N.A.	06/26/26	266
COP	18,495,372	USD	4,808	State Street Bank and Trust Co.	07/07/26	206
USD	59,407	INR	5,613,346	BNP Paribas SA	07/07/26	680
USD	62,299	INR	5,886,654	BNP Paribas SA	07/07/26	713
USD	40,939	MXN	712,152	State Street Bank and Trust Co.	07/10/26	396
USD	3,549	EUR	2,998	BNP Paribas SA	07/16/26	20
COP	126,352,500	USD	34,000	Citibank N.A.	07/17/26	170
COP	178,380,000	USD	48,000	Citibank N.A.	07/17/26	240
COP	505,071,821	USD	135,909	Citibank N.A.	07/17/26	680
USD	4,073	MXN	71,115	State Street Bank and Trust Co.	07/23/26	29
NGN	20,912,500	USD	14,000	Citibank N.A.	07/28/26	759
NGN	43,704,137	USD	29,258	Citibank N.A.	07/28/26	1,587
MXN	204,200	USD	11,134	Goldman Sachs International	08/18/26	453
MXN	796,200	USD	43,324	Goldman Sachs International	08/18/26	1,855
MXN	5,104,125	USD	271,055	Morgan Stanley & Co. International PLC	08/18/26	18,572
USD	11,109	CLP	9,943,320	Citibank N.A.	10/09/26	61
USD	12,100	CLP	10,824,119	Citibank N.A.	10/09/26	74
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,691	CLP	19,886,640	Citibank N.A.	10/09/26	$ 595
USD	11,154	CLP	9,943,320	Morgan Stanley & Co. International PLC	10/09/26	106
USD	11,163	CLP	9,943,320	Morgan Stanley & Co. International PLC	10/09/26	115
USD	22,220	CLP	19,886,640	Morgan Stanley & Co. International PLC	10/09/26	124
USD	22,586	CLP	19,886,639	Morgan Stanley & Co. International PLC	10/09/26	490
USD	4,676	PEN	16,200	Citibank N.A.	10/23/26	96
USD	1,113,153	HKD	8,600,000	Citibank N.A.	12/16/26	7,252
						443,077
PEN	56,833	USD	17,000	Citibank N.A.	05/04/26	(798)
PEN	56,860	USD	17,000	Citibank N.A.	05/04/26	(790)
PEN	100,293	USD	30,000	Citibank N.A.	05/04/26	(1,409)
PEN	100,341	USD	30,000	Citibank N.A.	05/04/26	(1,395)
USD	16,101	PEN	56,833	Citibank N.A.	05/04/26	(101)
USD	16,109	PEN	56,860	Citibank N.A.	05/04/26	(101)
USD	28,413	PEN	100,293	Citibank N.A.	05/04/26	(178)
USD	28,427	PEN	100,341	Citibank N.A.	05/04/26	(178)
USD	60,000	PEN	211,500	Citibank N.A.	05/04/26	(294)
USD	28,177	TRY	1,308,604	Barclays Bank PLC	05/04/26	(784)
USD	96,676	BRL	482,277	Barclays Bank PLC	05/05/26	(718)
USD	11,000	BRL	57,530	BNP Paribas SA	05/05/26	(618)
USD	540,728	BRL	2,697,477	BNP Paribas SA	05/05/26	(4,018)
USD	660,177	BRL	3,488,360	BNP Paribas SA	05/05/26	(44,286)
USD	11,000	BRL	55,165	Citibank N.A.	05/05/26	(140)
USD	11,000	BRL	54,956	Citibank N.A.	05/05/26	(98)
USD	11,056	BRL	55,154	Citibank N.A.	05/05/26	(82)
USD	11,076	BRL	55,253	Citibank N.A.	05/05/26	(82)
USD	54,000	BRL	284,272	Citibank N.A.	05/05/26	(3,408)
USD	56,000	BRL	294,801	Citibank N.A.	05/05/26	(3,534)
USD	91,802	BRL	458,643	Citibank N.A.	05/05/26	(819)
USD	477,501	BRL	2,385,595	Citibank N.A.	05/05/26	(4,262)
USD	699,266	BRL	3,488,360	Citibank N.A.	05/05/26	(5,197)
USD	10,972	BRL	54,733	Deutsche Bank AG	05/05/26	(82)
USD	22,511	BRL	112,299	Goldman Sachs International	05/05/26	(167)
USD	23,534	BRL	117,404	Goldman Sachs International	05/05/26	(175)
USD	33,357	BRL	166,403	Goldman Sachs International	05/05/26	(248)
USD	11,000	BRL	55,830	HSBC Bank PLC	05/05/26	(275)
USD	10,985	BRL	54,799	Morgan Stanley & Co. International PLC	05/05/26	(82)
USD	53,540	CZK	1,113,283	JPMorgan Chase Bank N.A.	05/26/26	(56)
USD	40,347	EUR	34,401	JPMorgan Chase Bank N.A.	05/26/26	(68)
USD	116,538	EUR	99,354	JPMorgan Chase Bank N.A.	05/26/26	(184)
USD	30,774	HUF	9,594,999	BNP Paribas SA	05/26/26	(111)
USD	203,920	PLN	739,395	Barclays Bank PLC	05/26/26	(55)
USD	5,795	HUF	1,816,093	Goldman Sachs International	05/29/26	(50)
USD	693,352	BRL	3,488,360	Citibank N.A.	06/02/26	(6,027)
USD	101,608	BRL	509,040	JPMorgan Chase Bank N.A.	06/02/26	(449)
USD	26,068	BRL	145,342	State Street Bank and Trust Co.	06/02/26	(3,072)
USD	37,972	BRL	211,554	State Street Bank and Trust Co.	06/02/26	(4,442)
HUF	7,844,490	EUR	21,500	Barclays Bank PLC	06/09/26	(46)
HUF	11,128,230	EUR	30,500	Barclays Bank PLC	06/09/26	(65)
IDR	3,770,000,000	USD	222,157	Bank of America N.A.	06/17/26	(4,676)
IDR	3,502,988,800	USD	206,000	Barclays Bank PLC	06/17/26	(3,922)
IDR	2,530,000,000	USD	148,902	Goldman Sachs International	06/17/26	(2,953)
INR	13,800,000	USD	151,499	Bank of America N.A.	06/17/26	(6,854)
INR	6,800,000	USD	74,443	Morgan Stanley & Co. International PLC	06/17/26	(3,169)
PHP	1,127,574	USD	18,760	Bank of America N.A.	06/17/26	(427)
PHP	2,254,937	USD	37,570	Barclays Bank PLC	06/17/26	(907)
PHP	2,471,810	USD	41,581	BNP Paribas SA	06/17/26	(1,392)
PHP	1,127,839	USD	18,743	Citibank N.A.	06/17/26	(405)
PHP	1,127,405	USD	18,754	Deutsche Bank AG	06/17/26	(424)
PHP	1,127,556	USD	18,774	Deutsche Bank AG	06/17/26	(441)
PHP	1,127,591	USD	18,784	Deutsche Bank AG	06/17/26	(450)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	2,255,436	USD	37,491	Deutsche Bank AG	06/17/26	$ (820)
PHP	4,400,000	USD	73,838	JPMorgan Chase Bank N.A.	06/17/26	(2,298)
SGD	62,700	USD	49,458	BNP Paribas SA	06/17/26	(47)
SGD	90,000	USD	70,951	HSBC Bank PLC	06/17/26	(26)
SGD	90,000	USD	71,455	JPMorgan Chase Bank N.A.	06/17/26	(530)
THB	2,400,000	USD	75,169	BNP Paribas SA	06/17/26	(1,297)
USD	37,411	AUD	53,000	Barclays Bank PLC	06/17/26	(716)
USD	183,578	AUD	260,000	Barclays Bank PLC	06/17/26	(3,459)
USD	35,467	AUD	50,000	Morgan Stanley & Co. International PLC	06/17/26	(501)
USD	467,408	AUD	653,000	UBS AG	06/17/26	(2,341)
USD	856,000	BRL	4,541,080	Citibank N.A.	06/17/26	(51,250)
USD	1,167,750	BRL	6,229,362	Goldman Sachs International	06/17/26	(76,798)
USD	965,000	BRL	5,130,422	UBS AG	06/17/26	(59,993)
USD	867,623	EUR	738,000	Barclays Bank PLC	06/17/26	(246)
USD	46,895	EUR	40,000	JPMorgan Chase Bank N.A.	06/17/26	(144)
USD	807,748	EUR	688,000	JPMorgan Chase Bank N.A.	06/17/26	(1,323)
USD	9,800,684	EUR	8,501,000	Societe Generale	06/17/26	(196,283)
USD	46,866	EUR	40,000	State Street Bank and Trust Co.	06/17/26	(173)
USD	551,919	EUR	474,557	State Street Bank and Trust Co.	06/17/26	(6,148)
USD	3,229,705	EUR	2,800,000	Toronto-Dominion Bank	06/17/26	(63,026)
USD	470,274	GBP	352,000	BNP Paribas SA	06/17/26	(8,673)
USD	239,946	GBP	180,000	HSBC Bank PLC	06/17/26	(4,970)
USD	26,792	GBP	20,000	State Street Bank and Trust Co.	06/17/26	(421)
USD	1,617,675	GBP	1,218,000	State Street Bank and Trust Co.	06/17/26	(39,591)
USD	79,946	GBP	60,000	UBS AG	06/17/26	(1,693)
USD	34,764	IDR	604,414,440	Bank of America N.A.	06/17/26	(103)
USD	44,208	IDR	767,014,056	BNP Paribas SA	06/17/26	(39)
USD	376,173	JPY	59,405,000	UBS AG	06/17/26	(4,589)
USD	154,056	MXN	2,775,088	Citibank N.A.	06/17/26	(4,235)
USD	11,145	PHP	687,311	BNP Paribas SA	06/17/26	(29)
USD	195,981	SGD	249,000	State Street Bank and Trust Co.	06/17/26	(244)
USD	73,496	THB	2,400,000	Standard Chartered Bank	06/17/26	(376)
USD	154,056	ZAR	2,637,393	Morgan Stanley & Co. International PLC	06/17/26	(3,762)
USD	642,441	AUD	900,000	JPMorgan Chase Bank N.A.	06/18/26	(4,979)
USD	764,305	AUD	1,070,000	Natwest Markets PLC	06/18/26	(5,406)
PEN	9,048	USD	2,623	Citibank N.A.	06/22/26	(52)
USD	131,228	HUF	40,986,456	Barclays Bank PLC	06/22/26	(488)
USD	37,205	IDR	645,839,316	Barclays Bank PLC	06/22/26	(42)
USD	4,978	TRY	236,350	Barclays Bank PLC	06/22/26	(21)
CHF	52,032	USD	67,000	Bank of America N.A.	06/24/26	(48)
CHF	46,608	USD	60,000	HSBC Bank PLC	06/24/26	(27)
CLP	15,147,510	USD	17,000	Citibank N.A.	06/24/26	(165)
CLP	120,629,870	USD	137,000	HSBC Bank PLC	06/24/26	(2,932)
CLP	225,558,486	USD	256,168	HSBC Bank PLC	06/24/26	(5,482)
CNH	652,508	USD	96,000	Societe Generale	06/24/26	(159)
CNH	3,381,390	USD	497,350	Societe Generale	06/24/26	(686)
COP	176,517,000	GBP	36,000	Morgan Stanley & Co. International PLC	06/24/26	(1,007)
CZK	1,719,476	USD	83,000	Morgan Stanley & Co. International PLC	06/24/26	(190)
CZK	4,703,537	USD	226,834	Morgan Stanley & Co. International PLC	06/24/26	(310)
EUR	39,610	HUF	14,549,442	HSBC Bank PLC	06/24/26	(157)
IDR	652,061,000	USD	38,000	Citibank N.A.	06/24/26	(398)
IDR	8,138,253,224	USD	474,271	Citibank N.A.	06/24/26	(4,968)
INR	1,030,954	USD	11,000	Barclays Bank PLC	06/24/26	(201)
INR	3,092,862	USD	33,000	Barclays Bank PLC	06/24/26	(603)
INR	3,186,585	USD	34,000	Barclays Bank PLC	06/24/26	(621)
KRW	59,310,861	USD	40,336	Barclays Bank PLC	06/24/26	(25)
KRW	63,228,060	USD	43,000	Barclays Bank PLC	06/24/26	(27)
MXN	2,906,679	USD	167,000	State Street Bank and Trust Co.	06/24/26	(1,299)
MXN	7,419,199	USD	425,987	State Street Bank and Trust Co.	06/24/26	(3,042)
MYR	413,973	USD	105,000	Barclays Bank PLC	06/24/26	(563)
MYR	2,623,745	USD	665,486	Barclays Bank PLC	06/24/26	(3,568)
PLN	1,348,946	USD	372,689	Bank of America N.A.	06/24/26	(580)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	119,370	USD	33,000	Natwest Markets PLC	06/24/26	$ (72)
RON	388,837	USD	89,240	Deutsche Bank AG	06/24/26	(1,707)
THB	353,787	USD	11,000	HSBC Bank PLC	06/24/26	(104)
THB	4,737,536	USD	147,300	HSBC Bank PLC	06/24/26	(1,394)
THB	18,326,450	USD	569,808	HSBC Bank PLC	06/24/26	(5,391)
USD	22,981	AUD	32,153	Morgan Stanley & Co. International PLC	06/24/26	(146)
USD	45,392	AUD	63,500	Morgan Stanley & Co. International PLC	06/24/26	(282)
USD	34,000	CAD	46,312	Goldman Sachs International	06/24/26	(171)
USD	61,000	CAD	83,147	Goldman Sachs International	06/24/26	(350)
USD	29,000	CHF	22,803	Barclays Bank PLC	06/24/26	(341)
USD	33,500	CHF	26,341	Barclays Bank PLC	06/24/26	(394)
USD	82,351	GBP	61,000	Morgan Stanley & Co. International PLC	06/24/26	(646)
USD	60,773	GBP	45,000	Toronto-Dominion Bank	06/24/26	(454)
USD	17,365	INR	1,658,531	Barclays Bank PLC	06/24/26	(8)
USD	29,993	INR	2,864,631	Barclays Bank PLC	06/24/26	(14)
USD	15,635	INR	1,496,426	Morgan Stanley & Co. International PLC	06/24/26	(40)
USD	27,007	INR	2,584,840	Morgan Stanley & Co. International PLC	06/24/26	(69)
USD	21,000	TRY	996,929	Barclays Bank PLC	06/24/26	(46)
ZAR	6,227,745	USD	376,541	Bank of America N.A.	06/24/26	(4,079)
ZAR	595,205	USD	36,000	State Street Bank and Trust Co.	06/24/26	(403)
INR	2,102,100	USD	22,000	Citibank N.A.	07/06/26	(5)
INR	3,248,700	USD	34,000	Citibank N.A.	07/06/26	(7)
INR	11,500,000	USD	120,735	Barclays Bank PLC	07/07/26	(421)
USD	6,817	COP	26,229,629	State Street Bank and Trust Co.	07/07/26	(293)
USD	11,945	COP	44,992,649	State Street Bank and Trust Co.	07/07/26	(250)
USD	12,470	COP	47,306,101	State Street Bank and Trust Co.	07/07/26	(353)
USD	18,099	COP	69,637,819	State Street Bank and Trust Co.	07/07/26	(777)
USD	32,628	COP	123,969,216	State Street Bank and Trust Co.	07/07/26	(976)
USD	34,429	COP	130,278,364	State Street Bank and Trust Co.	07/07/26	(885)
USD	49,949	COP	194,153,169	State Street Bank and Trust Co.	07/07/26	(2,678)
INR	1,099,875	USD	11,671	Barclays Bank PLC	07/13/26	(174)
INR	1,533,285	USD	16,270	Barclays Bank PLC	07/13/26	(242)
INR	2,011,325	USD	21,329	Goldman Sachs International	07/13/26	(304)
INR	2,803,539	USD	29,730	Goldman Sachs International	07/13/26	(424)
ARS	25,283,461	USD	17,613	Citibank N.A.	07/22/26	(1,391)
USD	26,588	TRY	1,308,604	Barclays Bank PLC	08/04/26	(1)
USD	342,518	MXN	6,104,525	HSBC Bank PLC	08/18/26	(3,876)
USD	13,000	INR	1,258,660	HSBC Bank PLC	10/01/26	(35)
HKD	731,860	USD	94,397	HSBC Bank PLC	12/16/26	(285)
HKD	732,033	USD	94,419	HSBC Bank PLC	12/16/26	(285)
HKD	2,000,000	USD	257,938	HSBC Bank PLC	12/16/26	(752)
HKD	1,464,091	USD	188,842	UBS AG	12/16/26	(570)
HKD	1,672,016	USD	215,658	UBS AG	12/16/26	(648)
HKD	2,000,000	USD	257,965	UBS AG	12/16/26	(778)
						(721,675)
						$ (278,598)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
5-Year U.S. Treasury Note Future	2	05/22/26	USD	108.50	USD	216	$ 219
S&P 500 E-Mini Index Future	1	06/18/26	USD	7,700.00	USD	362	540
iShares China Large-Cap ETF	14	07/17/26	USD	39.00	USD	2,509	957
iShares MSCI Emerging Markets ETF	9	07/17/26	USD	65.00	USD	2,688	2,201
							3,917

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
S&P 500 E-Mini Index Future	1	06/18/26	USD	6,850.00	USD	362	$ 2,888
							$ 6,805
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range	Notional Amount (000)		Value
Call
USD Currency	One Touch	BNP Paribas SA	05/04/26	KRW	1,600.00	KRW	USD	20	$ —
USD Currency	One Touch	BNP Paribas SA	10/05/26	INR	97.00	INR	USD	4	1,653
									1,653
Put
USD Currency	One Touch	Bank of America N.A.	05/11/26	INR	89.00	INR	USD	21	—
EUR Currency	One Touch	BNP Paribas SA	05/14/26	USD	1.15	USD	EUR	8	822
EUR Currency	One Touch	Bank of America N.A.	05/14/26	MXN	19.80	MXN	EUR	9	10
USD Currency	One Touch	BNP Paribas SA	05/22/26	JPY	150.00	JPY	USD	20	972
EUR Currency	One Touch	Deutsche Bank AG	06/04/26	USD	1.13	USD	EUR	25	658
EUR Currency	One Touch	BNP Paribas SA	06/12/26	USD	1.14	USD	EUR	8	849
USD Currency	One Touch	Bank of America N.A.	07/09/26	CNH	6.65	CNH	USD	11	494
AUD Currency	One Touch	Deutsche Bank AG	07/16/26	USD	0.68	USD	AUD	16	1,030
USD Currency	One Touch	Bank of America N.A.	10/05/26	INR	93.00	INR	USD	10	1,172
USD Currency	One Touch	Bank of America N.A.	04/26/27	INR	94.00	INR	USD	4	621
									6,628
									$ 8,281
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	05/04/26	5.65	USD	486	$ 1
USD Currency	Barclays Bank PLC	05/04/26	18.05	USD	486	30
USD Currency	BNP Paribas SA	05/04/26	1,600.00	USD	410	—
USD Currency	Deutsche Bank AG	05/06/26	17.50	USD	22	4
USD Currency	Bank of America N.A.	05/07/26	17,200.00	USD	80	557
USD Currency	Citibank N.A.	05/14/26	92.80	USD	104	2,365
USD Currency	BNP Paribas SA	05/15/26	17.50	USD	182	230
USD Currency	Citibank N.A.	05/22/26	32.50	USD	56	496
USD Currency	Citibank N.A.	05/22/26	32.70	USD	112	718
USD Currency	Morgan Stanley & Co. International PLC	05/22/26	3,850.00	USD	129	337
USD Currency	Morgan Stanley & Co. International PLC	05/27/26	3,920.00	USD	3	7
USD Currency	UBS AG	05/27/26	3,920.00	USD	10	25
USD Currency	UBS AG	05/27/26	3,920.00	USD	145	350
EUR Currency	Barclays Bank PLC	06/08/26	410.00	EUR	70	20
USD Currency	BNP Paribas SA	06/25/26	5.10	USD	108	1,436
USD Currency	Citibank N.A.	06/29/26	5.35	USD	55	284
AUD Currency	Goldman Sachs International	07/06/26	0.69	AUD	12	450
AUD Currency	Goldman Sachs International	07/06/26	0.68	AUD	167	6,000
						13,310
Put
AUD Currency	JPMorgan Chase Bank N.A.	05/04/26	0.71	AUD	188	39
USD Currency	HSBC Bank PLC	05/04/26	16,400.00	USD	182	—
EUR Currency	Goldman Sachs International	05/05/26	1.15	EUR	214	14
USD Currency	UBS AG	05/06/26	16.80	USD	89	1,064
CAD Currency	Barclays Bank PLC	05/12/26	12.35	CAD	46	—
EUR Currency	Barclays Bank PLC	05/12/26	373.00	EUR	67	1,898
USD Currency	Morgan Stanley & Co. International PLC	05/22/26	32.00	USD	78	299
USD Currency	Deutsche Bank AG	06/03/26	875.00	USD	78	431
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

OTC Currency Options Purchased (continued)
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put (continued)
USD Currency	Societe Generale	06/05/26	329.00	USD	121	$ 7,272
EUR Currency	Bank of America N.A.	06/22/26	365.00	EUR	67	901
USD Currency	BNP Paribas SA	07/07/26	92.50	USD	300	246
USD Currency	HSBC Bank PLC	01/08/27	92.40	USD	232	516
						12,680
						$ 25,990
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/31	3.00%	iTraxx.XO.45.V1	Quarterly	Bank of America N.A.	05/20/26	—	EUR 3.00	EUR	77	$ 477
Bought Protection on 5-Year Credit Default Swap, 06/20/31	3.13%	iTraxx.XO.45.V1	Quarterly	Morgan Stanley & Co. International PLC	05/20/26	—	EUR 3.13	EUR	49	213
										$ 690

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.66%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00%	USD	18,983	$ 368
1-Year Interest Rate Swap, 10/01/27	3-mo. Australian Bank Bill Rate, 4.37%	Quarterly	4.80%	Quarterly	Bank of America N.A.	09/30/26	4.80	AUD	2,050	2,489
1-Year Interest Rate Swap, 10/01/27	3-mo. Australian Bank Bill Rate, 4.37%	Quarterly	4.80%	Quarterly	Bank of America N.A.	09/30/26	4.80	AUD	2,060	2,502
1-Year Interest Rate Swap, 11/04/27	Tokyo Overnight Average Rate, 0.73%	Annual	1.10%	Annual	Bank of America N.A.	11/02/26	1.10	JPY	416,890	133
10-Year Interest Rate Swap, 03/29/38	1-day SOFR, 3.66%	Annual	4.11%	Annual	Deutsche Bank AG	03/27/28	4.11	USD	2,148	74,025
10-Year Interest Rate Swap, 04/01/38	1-day SOFR, 3.66%	Annual	4.05%	Annual	Deutsche Bank AG	03/30/28	4.05	USD	2,147	68,963
1-Year Interest Rate Swap, 04/24/29	1-day SONIA, 3.73%	Annual	4.15%	Annual	Goldman Sachs International	04/24/28	4.15	GBP	6,444	44,645
										193,125
Put
10-Year Interest Rate Swap, 03/29/38	4.11%	Annual	1-day SOFR, 3.66%	Annual	Deutsche Bank AG	03/27/28	4.11	USD	2,148	74,959
10-Year Interest Rate Swap, 04/01/38	4.05%	Annual	1-day SOFR, 3.66%	Annual	Deutsche Bank AG	03/30/28	4.05	USD	2,147	80,031
										154,990
										$ 348,115

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	114	06/18/26	USD	111.00	USD	1,241	$ (1,960)
S&P 500 E-Mini Index Future	1	06/18/26	USD	7,300.00	USD	362	(6,050)
							(8,010)
Put
5-Year U.S. Treasury Note Future	2	05/22/26	USD	107.00	USD	216	(250)
S&P 500 E-Mini Index Future	1	06/18/26	USD	6,350.00	USD	362	(1,024)
iShares China Large-Cap ETF	14	07/17/26	USD	35.00	USD	2,509	(1,192)
iShares MSCI Emerging Markets ETF	9	07/17/26	USD	57.00	USD	2,688	(741)
							(3,207)
							$ (11,217)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range	Notional Amount (000)		Value
Call
USD Currency	One Touch	Bank of America N.A.	10/05/26	INR	97.00	INR	USD	4	$ (1,653)
Put
USD Currency	One Touch	BNP Paribas SA	10/05/26	INR	93.00	INR	USD	10	(1,172)
									$ (2,825)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	05/04/26	USD	16.74	USD	487	$ (1,621)
USD Currency	Barclays Bank PLC	05/04/26	USD	5.65	USD	486	—
USD Currency	BNP Paribas SA	05/04/26	USD	1,600.00	USD	410	—
USD Currency	Morgan Stanley & Co. International PLC	05/04/26	USD	18.05	USD	486	(30)
USD Currency	UBS AG	05/06/26	USD	17.50	USD	22	(4)
USD Currency	Bank of America N.A.	05/07/26	USD	17,200.00	USD	80	(557)
USD Currency	Societe Generale	05/11/26	USD	6.83	USD	165	(265)
USD Currency	BNP Paribas SA	05/14/26	USD	910.00	USD	33	(230)
USD Currency	Citibank N.A.	05/14/26	USD	92.80	USD	104	(2,365)
USD Currency	HSBC Bank PLC	05/15/26	USD	17.50	USD	182	(230)
USD Currency	HSBC Bank PLC	05/15/26	USD	905.00	USD	121	(1,116)
USD Currency	Citibank N.A.	05/22/26	USD	94.00	USD	52	(662)
USD Currency	Morgan Stanley & Co. International PLC	05/22/26	USD	4,000.00	USD	64	(50)
USD Currency	Morgan Stanley & Co. International PLC	05/27/26	USD	4,200.00	USD	4	(1)
USD Currency	UBS AG	05/27/26	USD	4,200.00	USD	112	(42)
USD Currency	UBS AG	05/27/26	USD	4,200.00	USD	101	(38)
USD Currency	UBS AG	05/27/26	USD	4,200.00	USD	16	(6)
EUR Currency	Morgan Stanley & Co. International PLC	06/08/26	EUR	410.00	EUR	70	(20)
USD Currency	BNP Paribas SA	06/25/26	USD	5.30	USD	108	(618)
USD Currency	Morgan Stanley & Co. International PLC	06/29/26	USD	5.35	USD	309	(1,598)
USD Currency	Morgan Stanley & Co. International PLC	06/29/26	USD	5.35	USD	110	(569)
AUD Currency	Goldman Sachs International	07/06/26	AUD	0.72	AUD	334	(2,737)
AUD Currency	Goldman Sachs International	07/06/26	AUD	0.73	AUD	25	(206)
USD Currency	Goldman Sachs International	09/28/26	USD	17.40	USD	17	(355)
							(13,320)
Put
USD Currency	Barclays Bank PLC	05/04/26	USD	5.15	USD	486	(19,376)
USD Currency	Barclays Bank PLC	05/04/26	USD	16,400.00	USD	182	—
USD Currency	Barclays Bank PLC	05/04/26	USD	3,520.00	USD	121	(2)
EUR Currency	Barclays Bank PLC	05/12/26	EUR	365.00	EUR	100	(799)
USD Currency	Barclays Bank PLC	05/12/26	USD	320.00	USD	56	(1,789)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	BNP Paribas SA	05/14/26	USD	910.00	USD	33	$ (604)
USD Currency	Morgan Stanley & Co. International PLC	05/14/26	USD	16.30	USD	800	(1,602)
USD Currency	UBS AG	05/14/26	USD	17.55	USD	800	(7,526)
USD Currency	BNP Paribas SA	05/15/26	USD	3,600.00	USD	40	(190)
USD Currency	HSBC Bank PLC	05/15/26	USD	905.00	USD	121	(1,816)
USD Currency	UBS AG	05/18/26	USD	330.00	USD	164	(10,316)
USD Currency	Bank of America N.A.	05/22/26	USD	890.00	USD	79	(680)
USD Currency	Bank of America N.A.	05/22/26	USD	32.00	USD	78	(299)
USD Currency	HSBC Bank PLC	05/22/26	USD	94.00	USD	67	(108)
USD Currency	Morgan Stanley & Co. International PLC	05/22/26	USD	3,600.00	USD	64	(465)
EUR Currency	Societe Generale	06/05/26	EUR	372.00	EUR	104	(2,786)
USD Currency	Morgan Stanley & Co. International PLC	06/29/26	USD	5.35	USD	309	(21,641)
USD Currency	Morgan Stanley & Co. International PLC	06/29/26	USD	5.25	USD	110	(5,800)
EUR Currency	BNP Paribas SA	07/03/26	EUR	6.05	EUR	100	(3,911)
USD Currency	JPMorgan Chase Bank N.A.	07/07/26	USD	92.50	USD	300	(246)
AUD Currency	BNP Paribas SA	07/16/26	AUD	0.68	AUD	315	(672)
							(80,628)
							$ (93,948)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 06/20/31	iTraxx.XO.45.V1	2.75%	Quarterly	Morgan Stanley & Co. International PLC	05/20/26	—	EUR 2.75	EUR	49	$ (77)
Bought Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	3.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	—	EUR 3.00	EUR	569	(12,881)
										(12,958)
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/31	iTraxx.XO.45.V1	3.38%	Quarterly	Bank of America N.A.	05/20/26	N/R	EUR 3.38	EUR	116	(268)
										$ (13,226)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 05/07/31	3.86%	Annual	6-mo. PRIBOR, 3.66%	Semi-Annual	JPMorgan Chase Bank N.A.	05/05/26	3.86%	CZK	1,278	$ —
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.66%	Annual	Goldman Sachs International	06/08/26	2.50	USD	18,983	(55)
1-Year Interest Rate Swap, 10/01/27	4.35%	Quarterly	3-mo. Australian Bank Bill Rate, 4.37%	Quarterly	Bank of America N.A.	09/30/26	4.35	AUD	3,080	(1,119)
1-Year Interest Rate Swap, 10/01/27	4.35%	Quarterly	3-mo. Australian Bank Bill Rate, 4.37%	Quarterly	Bank of America N.A.	09/30/26	4.35	AUD	3,090	(1,123)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 03/06/37	3.71%	Annual	1-day SOFR, 3.66%	Annual	Citibank N.A.	03/04/27	3.71%	USD	1,075	$ (13,556)
10-Year Interest Rate Swap, 03/17/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	03/15/27	3.87	USD	2,190	(39,211)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	11/08/27	3.87	USD	2,250	(53,327)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.66%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	1,940	(58,202)
10-Year Interest Rate Swap, 02/02/38	4.10%	Annual	1-day SOFR, 3.66%	Annual	Deutsche Bank AG	01/31/28	4.10	USD	2,212	(74,206)
10-Year Interest Rate Swap, 04/09/38	4.06%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	04/07/28	4.06	USD	3,961	(129,536)
10-Year Interest Rate Swap, 04/09/38	4.08%	Annual	1-day SOFR, 3.66%	Annual	Bank of America N.A.	04/07/28	4.08	USD	3,961	(131,387)
10-Year Interest Rate Swap, 04/26/38	4.03%	Annual	1-day SOFR, 3.66%	Annual	Goldman Sachs International	04/24/28	4.03	USD	4,368	(137,452)
1-Year Interest Rate Swap, 04/24/29	3.65%	Annual	1-day SONIA, 3.73%	Annual	Goldman Sachs International	04/24/28	3.65	GBP	6,444	(25,731)
10-Year Interest Rate Swap, 04/30/38	4.09%	Annual	1-day SOFR, 3.66%	Annual	JPMorgan Chase Bank N.A.	04/28/28	4.09	USD	1,697	(57,863)
										(722,768)
Put
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.66%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50	USD	18,983	(48,339)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.66%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70	USD	7,315	(27,554)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.66%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80	USD	4,866	(17,409)
2-Year Interest Rate Swap, 10/16/28	6-mo. EURIBOR, 2.52%	Semi-Annual	3.40%	Annual	Citibank N.A.	10/14/26	3.40	EUR	5,567	(15,058)
2-Year Interest Rate Swap, 10/17/28	6-mo. EURIBOR, 2.52%	Semi-Annual	3.31%	Annual	Citibank N.A.	10/15/26	3.31	EUR	3,755	(11,739)
2-Year Interest Rate Swap, 10/22/28	6-mo. EURIBOR, 2.52%	Semi-Annual	3.20%	Annual	Deutsche Bank AG	10/20/26	3.20	EUR	6,842	(25,959)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.66%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	17,541	(65,008)
10-Year Interest Rate Swap, 03/06/37	1-day SOFR, 3.66%	Annual	3.71%	Annual	Citibank N.A.	03/04/27	3.71	USD	1,075	(40,820)
10-Year Interest Rate Swap, 03/17/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	03/15/27	3.87	USD	2,190	(66,477)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.66%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	22,933	(90,246)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.66%	Annual	4.05%	Annual	Goldman Sachs International	10/04/27	4.05	USD	26,178	(140,386)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.66%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87	USD	2,250	(89,446)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.66%	Annual	4.00%	Annual	Morgan Stanley & Co. International PLC	12/08/27	4.00	USD	7,993	(48,618)
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.66%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03	USD	1,940	(67,076)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.66%	Annual	4.50%	Annual	Bank of America N.A.	12/16/27	4.50	USD	12,046	(43,401)
10-Year Interest Rate Swap, 02/02/38	1-day SOFR, 3.66%	Annual	4.10%	Annual	Deutsche Bank AG	01/31/28	4.10	USD	2,212	(73,809)
10-Year Interest Rate Swap, 04/09/38	1-day SOFR, 3.66%	Annual	4.06%	Annual	Bank of America N.A.	04/07/28	4.06	USD	3,961	(146,611)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 04/09/38	1-day SOFR, 3.66%	Annual	4.08%	Annual	Bank of America N.A.	04/07/28	4.08%	USD	3,961	$ (144,828)
10-Year Interest Rate Swap, 04/26/38	1-day SOFR, 3.66%	Annual	4.03%	Annual	Goldman Sachs International	04/24/28	4.03	USD	4,368	(170,292)
1-Year Interest Rate Swap, 04/24/29	1-day SONIA, 3.73%	Annual	5.20%	Annual	Goldman Sachs International	04/24/28	5.20	GBP	6,444	(21,138)
10-Year Interest Rate Swap, 04/30/38	1-day SOFR, 3.66%	Annual	4.09%	Annual	JPMorgan Chase Bank N.A.	04/28/28	4.09	USD	1,697	(62,045)
										(1,416,259)
										$ (2,139,027)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	USD	7,704	$ (594,715)	$ (537,245)	$ (57,470)
Federative Republic of Brazil	1.00	Quarterly	06/20/31	USD	242	2,025	5,133	(3,108)
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	2,633	(293,477)	(181,170)	(112,307)
Republic of Colombia	1.00	Quarterly	06/20/31	USD	148	6,733	8,329	(1,596)
United Mexican States	1.00	Quarterly	06/20/31	USD	257	(1,695)	631	(2,326)
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/36	USD	19,931	(120,845)	(108,504)	(12,341)
						$ (1,001,974)	$ (812,826)	$ (189,148)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.44.V1	5.00%	Quarterly	12/20/30	B	EUR	1,021	$ 124,359	$ 91,183	$ 33,176
CDX.NA.HY.46.V1	5.00	Quarterly	06/20/31	B	USD	9,538	736,281	386,535	349,746
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	BBB+	USD	50,418	1,119,172	935,621	183,551
							$ 1,979,812	$ 1,413,339	$ 566,473

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/15/30	USD	1,445	$ 20,936	$ 17	$ 20,919
2.63%	At Termination	US CPI for All Urban Consumers NSA	At Termination	09/09/30	USD	2,492	16,313	29	16,284
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/27/36	USD	480	5,088	10	5,078
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	01/29/36	USD	1,570	12,959	33	12,926
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/11/36	USD	780	7,822	16	7,806
1.96%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	410	15,874	(90)	15,964

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	10	$ 370	$ 3	$ 367
1.98%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/36	EUR	410	15,165	(689)	15,854
3.10%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	370	17,988	438	17,550
3.10%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	180	8,914	85	8,829
3.11%	At Termination	UK RPI All Items NSA	At Termination	02/15/36	GBP	540	25,763	378	25,385
2.42%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/20/36	USD	780	11,597	16	11,581
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/23/36	USD	520	7,333	11	7,322
2.43%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/02/36	USD	310	4,210	7	4,203
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/13/36	USD	1,030	11,681	21	11,660
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/14/36	USD	1,090	10,354	23	10,331
2.21%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/36	EUR	410	5,644	(459)	6,103
2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/36	EUR	620	6,868	1,781	5,087
2.28%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	04/15/36	EUR	200	1,353	938	415
3.36%	At Termination	UK RPI All Items NSA	At Termination	04/15/36	GBP	660	13,055	1,908	11,147
3.39%	At Termination	UK RPI All Items NSA	At Termination	04/15/36	GBP	540	8,700	2,124	6,576
3.41%	At Termination	UK RPI All Items NSA	At Termination	04/15/36	GBP	730	9,721	1,135	8,586
3.43%	At Termination	UK RPI All Items NSA	At Termination	04/15/36	GBP	482	5,598	(1,273)	6,871
3.43%	At Termination	UK RPI All Items NSA	At Termination	04/15/36	GBP	370	4,050	719	3,331
3.43%	At Termination	UK RPI All Items NSA	At Termination	04/15/36	GBP	30	329	145	184
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/16/36	USD	1,030	7,603	21	7,582
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/20/36	USD	520	3,898	(35)	3,933
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/27/36	USD	1,030	6,909	22	6,887
2.57%	At Termination	US CPI for All Urban Consumers NSA	At Termination	04/30/36	USD	1,800	2,377	37	2,340
							$ 268,472	$ 7,371	$ 261,101
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.66%	At Termination	3.78%	At Termination	N/A	05/16/26	USD	3,650	$ (10,693)	$ —	$ (10,693)
3.79%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	05/16/26	USD	12,634	35,631	(186)	35,817
1-day SOFR, 3.66%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	8,984	(24,758)	1	(24,759)
3.81%	At Termination	1-day SOFR, 3.66%	At Termination	N/A	05/16/26	USD	6,894	18,014	231	17,783
1-day SOFR, 3.66%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	6,894	(11,964)	1	(11,965)
6.91%	Monthly	1-day TIIEFONDEO, 6.87%	Monthly	N/A	09/11/26	MXN	10,608	(702)	1	(703)
1-day TIIEFONDEO, 6.87%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	1,662	183	—	183
4.00%	At Termination	6-mo. WIBOR, 3.88%	Semi-annual	N/A	12/17/26	PLN	500	(8)	(37)	29
6.66%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/26	ZAR	6,727	1,331	1	1,330
6.72%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/26	ZAR	4,973	847	(106)	953
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	182	214	—	214
13.86%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	131	157	—	157
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	1,114	1,292	1	1,291
1-day MIBOR, 5.34%	At Termination	5.61%	At Termination	06/17/26 (a)	06/17/27	INR	73,558	(3,594)	3	(3,597)
1-day MIBOR, 5.34%	At Termination	5.62%	At Termination	06/17/26 (a)	06/17/27	INR	44,312	(2,122)	2	(2,124)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. JIBAR, 6.78%	Quarterly	7.42%	Quarterly	06/17/26 (a)	06/17/27	ZAR	3,540	$ (44)	$ 1	$ (45)
1-day SOFR, 3.66%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	9,417	(48,261)	17	(48,278)
3.88%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	N/A	12/17/27	PLN	984	2,182	(100)	2,282
3.95%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	N/A	12/17/27	PLN	562	1,040	(117)	1,157
6-mo. BUBOR, 6.25%	Semi-annual	6.25%	Annual	N/A	12/17/27	HUF	70,333	(696)	1	(697)
6.55%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/27	ZAR	1,729	1,386	—	1,386
1-day BZDIOVER, 0.05%	At Termination	13.40%	At Termination	N/A	01/03/28	BRL	3,370	(4,267)	2	(4,269)
1-day BZDIOVER, 0.05%	At Termination	13.75%	At Termination	N/A	01/03/28	BRL	1,388	(281)	1	(282)
1-day BZDIOVER, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	692	(60)	1	(61)
3.32%	Quarterly	3-mo. KLIBOR, 3.35%	Quarterly	N/A	03/18/28	MYR	1,157	421	1	420
3.49%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	N/A	03/18/28	PLN	114	530	—	530
6-mo. BUBOR, 6.25%	Semi-annual	5.76%	Annual	N/A	03/18/28	HUF	8,208	(280)	—	(280)
1-day TIIEFONDEO, 6.87%	Monthly	7.17%	Monthly	N/A	04/11/28	MXN	10,450	(629)	3	(632)
4.15%	Annual	6-mo. PRIBOR, 3.66%	Semi-annual	06/17/26 (a)	06/17/28	CZK	9,699	839	2	837
1-day MIBOR, 5.34%	Semi-annual	6.08%	Semi-annual	06/17/26 (a)	06/17/28	INR	28,191	(1,333)	1	(1,334)
1-day MIBOR, 5.34%	Semi-annual	6.45%	Semi-annual	06/17/26 (a)	06/17/28	INR	46,008	1,054	2	1,052
6-mo. EURIBOR, 2.52%	Semi-annual	2.83%	Annual	09/16/26 (a)	09/16/28	EUR	11,380	(20,201)	17,379	(37,580)
6-mo. EURIBOR, 2.52%	Semi-annual	2.93%	Annual	09/16/26 (a)	09/16/28	EUR	11,810	3,435	44,038	(40,603)
6-mo. EURIBOR, 2.52%	Semi-annual	2.94%	Annual	09/16/26 (a)	09/16/28	EUR	485	268	1,350	(1,082)
6-mo. EURIBOR, 2.52%	Semi-annual	3.04%	Annual	09/16/26 (a)	09/16/28	EUR	11,380	32,632	62,255	(29,623)
3.31%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/28	USD	85,534	656,462	(74,057)	730,519
1-day SOFR, 3.66%	Annual	3.68%	Annual	09/16/26 (a)	09/16/28	USD	14,850	(8,793)	27,496	(36,289)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	1,356	349	2	347
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	909	216	1	215
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	526	(2,453)	1	(2,454)
1-day BZDIOVER, 0.05%	At Termination	13.25%	At Termination	N/A	01/02/29	BRL	5,000	(11,025)	13	(11,038)
1-day BZDIOVER, 0.05%	At Termination	13.25%	At Termination	N/A	01/02/29	BRL	8,000	(17,534)	20	(17,554)
1-day BZDIOVER, 0.05%	At Termination	13.33%	At Termination	N/A	01/02/29	BRL	6,000	(9,033)	6	(9,039)
1-day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	N/A	01/02/29	BRL	2,000	(2,527)	2	(2,529)
1-day BZDIOVER, 0.05%	At Termination	13.65%	At Termination	04/30/26	01/02/29	BRL	2,000	383	2	381
1-day BZDIOVER, 0.05%	At Termination	13.77%	At Termination	N/A	01/02/29	BRL	11,000	7,164	9	7,155
1-day BZDIOVER, 0.05%	At Termination	13.83%	At Termination	N/A	01/02/29	BRL	2,000	1,862	2	1,860
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.56%	Quarterly	N/A	03/18/29	CNY	203	65	—	65
7.52%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	06/17/26 (a)	06/17/29	ZAR	3,540	45	2	43
1-day TIIEFONDEO, 6.87%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	3,587	(4,174)	2	(4,176)
1-day TIIEFONDEO, 6.87%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	671	(729)	—	(729)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	1,096	336	2	334
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	791	236	1	235
6-mo. PRIBOR, 3.66%	Semi-annual	3.89%	Annual	N/A	12/17/30	CZK	9,209	(8,482)	5	(8,487)
4.00%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	N/A	12/17/30	PLN	15	90	(5)	95
4.05%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	N/A	12/17/30	PLN	445	2,446	(39)	2,485
1-day MIBOR, 5.34%	Semi-annual	5.71%	Semi-annual	N/A	12/17/30	INR	10,584	(3,651)	1	(3,652)
6-mo. BUBOR, 6.25%	Semi-annual	6.29%	Annual	N/A	12/17/30	HUF	10,360	466	—	466
6.86%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/30	ZAR	5,092	8,910	3	8,907
6.87%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	12/17/30	ZAR	2,404	4,178	2	4,176
1-day BZDIOVER, 0.05%	At Termination	13.18%	At Termination	N/A	01/02/31	BRL	401	(1,373)	2	(1,375)
1-day BZDIOVER, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	334	(1,343)	1	(1,344)
1-day TIIEFONDEO, 6.87%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	558	(365)	—	(365)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.64%	Quarterly	N/A	03/18/31	CNY	165	107	—	107
3.58%	Annual	6-mo. PRIBOR, 3.66%	Semi-annual	N/A	03/18/31	CZK	584	994	—	994
3.62%	Annual	6-mo. PRIBOR, 3.66%	Semi-annual	N/A	03/18/31	CZK	586	952	—	952
6-mo. PRIBOR, 3.66%	Semi-annual	3.74%	Annual	N/A	03/18/31	CZK	1,332	(1,795)	1	(1,796)
6-mo. BUBOR, 6.25%	Semi-annual	5.98%	Annual	N/A	03/18/31	HUF	1,693	18	—	18
6.69%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	N/A	03/18/31	ZAR	761	1,776	1	1,775
1-day TIIEFONDEO, 6.87%	Monthly	7.68%	Monthly	N/A	04/07/31	MXN	1,779	(733)	1	(734)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.55%	Monthly	1-day TIIEFONDEO, 6.87%	Monthly	N/A	04/10/31	MXN	1,996	$ 1,432	$ 1	$ 1,431
1-day THOR, 0.99%	Quarterly	1.62%	Quarterly	06/17/26 (a)	06/17/31	THB	5,324	(698)	2	(700)
1-day THOR, 0.99%	Quarterly	1.62%	Quarterly	06/17/26 (a)	06/17/31	THB	1,121	(137)	—	(137)
1-day THOR, 0.99%	Quarterly	1.64%	Quarterly	06/17/26 (a)	06/17/31	THB	767	(73)	—	(73)
1-day THOR, 0.99%	Quarterly	1.65%	Quarterly	06/17/26 (a)	06/17/31	THB	767	(60)	—	(60)
3-mo. KRW CDC, 2.81%	Quarterly	3.67%	Quarterly	06/17/26 (a)	06/17/31	KRW	147,110	(712)	1	(713)
4.12%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	06/17/26 (a)	06/17/31	PLN	474	2,617	1	2,616
4.22%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	06/17/26 (a)	06/17/31	PLN	631	2,734	2	2,732
4.40%	Annual	6-mo. WIBOR, 3.88%	Semi-annual	06/17/26 (a)	06/17/31	PLN	474	1,013	1	1,012
6-mo. PRIBOR, 3.66%	Semi-annual	4.44%	Annual	06/17/26 (a)	06/17/31	CZK	1,027	72	1	71
6.16%	Semi-annual	1-day MIBOR, 5.34%	Semi-annual	06/17/26 (a)	06/17/31	INR	26,722	5,776	3	5,773
1-day MIBOR, 5.34%	Semi-annual	6.51%	Semi-annual	06/17/26 (a)	06/17/31	INR	8,328	(552)	1	(553)
3-mo. JIBAR, 6.78%	Quarterly	7.51%	Quarterly	06/17/26 (a)	06/17/31	ZAR	2,293	(1,019)	2	(1,021)
1-day TIIEFONDEO, 6.87%	Monthly	7.67%	Monthly	09/17/26 (a)	09/11/31	MXN	23,000	(19,545)	12	(19,557)
1-day TIIEFONDEO, 6.87%	Monthly	7.80%	Monthly	09/17/26 (a)	09/11/31	MXN	13,000	(7,129)	7	(7,136)
1-day TIIEFONDEO, 6.87%	Monthly	7.83%	Monthly	09/17/26 (a)	09/11/31	MXN	68,000	(32,164)	36	(32,200)
1-day TIIEFONDEO, 6.87%	Monthly	7.87%	Monthly	09/17/26 (a)	09/11/31	MXN	68,000	(26,251)	36	(26,287)
1-day TIIEFONDEO, 6.87%	Monthly	7.88%	Monthly	09/17/26 (a)	09/11/31	MXN	27,000	(9,484)	14	(9,498)
1-day TIIEFONDEO, 6.87%	Monthly	7.92%	Monthly	09/17/26 (a)	09/11/31	MXN	1,000	(259)	1	(260)
1-day TIIEFONDEO, 6.87%	Monthly	8.10%	Monthly	09/17/26 (a)	09/11/31	MXN	15,000	2,470	8	2,462
1-day TIIEFONDEO, 6.87%	Monthly	8.11%	Monthly	09/17/26 (a)	09/11/31	MXN	5,000	911	3	908
1-day TIIEFONDEO, 6.87%	Monthly	8.12%	Monthly	09/17/26 (a)	09/11/31	MXN	21,000	4,067	11	4,056
1-day TIIEFONDEO, 6.87%	Monthly	8.32%	Monthly	09/17/26 (a)	09/11/31	MXN	15,248	10,200	7	10,193
1-day TIIEFONDEO, 6.87%	Monthly	8.32%	Monthly	09/17/26 (a)	09/11/31	MXN	63,000	42,439	33	42,406
1-day TIIEFONDEO, 6.87%	Monthly	8.35%	Monthly	09/17/26 (a)	09/11/31	MXN	15,248	11,261	8	11,253
1-day TIIEFONDEO, 6.87%	Monthly	8.37%	Monthly	09/17/26 (a)	09/11/31	MXN	30,505	23,944	16	23,928
1-day TIIEFONDEO, 6.87%	Monthly	8.37%	Monthly	09/17/26 (a)	09/11/31	MXN	58,000	46,037	30	46,007
1-day TIIEFONDEO, 6.87%	Monthly	8.39%	Monthly	09/17/26 (a)	09/11/31	MXN	42,000	34,428	22	34,406
1-day TIIEFONDEO, 6.87%	Monthly	8.44%	Monthly	09/17/26 (a)	09/11/31	MXN	29,000	27,470	15	27,455
1-day SSARON, (0.05%)	Annual	0.40%	Annual	09/16/26 (a)	09/16/31	CHF	1,000	(94)	5,236	(5,330)
1-day SSARON, (0.05%)	Annual	0.40%	Annual	09/16/26 (a)	09/16/31	CHF	1,000	(190)	753	(943)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.55%	Quarterly	09/16/26 (a)	09/16/31	CNY	75,954	(11,850)	123	(11,973)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.56%	Quarterly	09/16/26 (a)	09/16/31	CNY	36,000	(2,481)	58	(2,539)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.57%	Quarterly	09/16/26 (a)	09/16/31	CNY	1,000	(42)	2	(44)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.60%	Quarterly	09/16/26 (a)	09/16/31	CNY	11,000	2,347	18	2,329
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.60%	Quarterly	09/16/26 (a)	09/16/31	CNY	7,000	1,371	11	1,360
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.60%	Quarterly	09/16/26 (a)	09/16/31	CNY	37,000	6,526	61	6,465
1.61%	Quarterly	China Fixing Repo Rates 7-day, 1.40%	Quarterly	09/16/26 (a)	09/16/31	CNY	4,050	(1,089)	7	(1,096)
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.61%	Quarterly	09/16/26 (a)	09/16/31	CNY	19,500	5,383	32	5,351
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.61%	Quarterly	09/16/26 (a)	09/16/31	CNY	19,500	5,451	32	5,419
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.62%	Quarterly	09/16/26 (a)	09/16/31	CNY	30,000	9,326	48	9,278
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.62%	Quarterly	09/16/26 (a)	09/16/31	CNY	21,000	6,382	34	6,348
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.62%	Quarterly	09/16/26 (a)	09/16/31	CNY	24,000	8,297	39	8,258
1.63%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	73,000	15,411	26	15,385
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.64%	Quarterly	09/16/26 (a)	09/16/31	CNY	9,000	4,460	15	4,445
1.65%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	86,580	14,896	30	14,866
China Fixing Repo Rates 7-day, 1.40%	Quarterly	1.65%	Quarterly	09/16/26 (a)	09/16/31	CNY	53,000	27,187	86	27,101
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.66%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	39,000	$ 6,048	$ 14	$ 6,034
1.71%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	71,000	6,178	24	6,154
1.73%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	122,000	7,843	42	7,801
1.73%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	22,000	1,353	8	1,345
1.74%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	79,920	3,451	28	3,423
1.74%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	41,000	1,879	14	1,865
1.79%	Quarterly	1-day THOR, 0.99%	Quarterly	09/16/26 (a)	09/16/31	THB	53,000	(1,553)	18	(1,571)
1-day SORA, 1.36%	Semi-Annual	1.91%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	1,000	(3,176)	9	(3,185)
1-day SORA, 1.36%	Semi-Annual	1.95%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	1,000	(1,530)	8	(1,538)
1-day SORA, 1.36%	Semi-Annual	1.96%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	375	(468)	4	(472)
1-day SORA, 1.36%	Semi-Annual	1.98%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	435	(226)	4	(230)
1-day SORA, 1.36%	Semi-Annual	1.99%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	625	(184)	6	(190)
1-day SORA, 1.36%	Semi-Annual	1.99%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	1,000	(201)	9	(210)
1-day SORA, 1.36%	Semi-Annual	2.02%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	565	510	5	505
1-day SORA, 1.36%	Semi-Annual	2.05%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	444	850	4	846
1-day SORA, 1.36%	Semi-Annual	2.07%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	556	1,510	5	1,505
1-day SORA, 1.36%	Semi-Annual	2.16%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	3,000	18,086	26	18,060
1-day SORA, 1.36%	Semi-Annual	2.21%	Semi-Annual	09/16/26 (a)	09/16/31	SGD	1,000	8,087	9	8,078
3-mo. TAIBOR, 1.68%	Quarterly	2.26%	Quarterly	09/16/26 (a)	09/16/31	TWD	192,000	(16,133)	67	(16,200)
2.54%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	19,000	398,197	146,661	251,536
2.69%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	12,835	344	12,491
2.70%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	2,000	3,915	3	3,912
2.70%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	12,000	11,493	1,953	9,540
2.71%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	43,976	83,222	63	83,159
2.72%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	4,000	45,123	2,745	42,378
2.73%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	7,000	75,765	2,048	73,717
2.74%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/31	EUR	23,800	242,454	(93,869)	336,323
2.76%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	2,000	1,348	10	1,338
2.76%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	5,000	3,294	128	3,166
2.77%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	14,000	8,736	1,087	7,649
2.77%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	52,000	32,188	24,699	7,489
2.78%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	2,000	1,178	530	648
2.78%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	5,000	38,978	577	38,401
2.79%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	11,000	5,932	(336)	6,268
2.79%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	4,000	29,825	6,777	23,048
2.79%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	7,445	564	6,881
2.81%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	12,000	72,679	(844)	73,523
2.82%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	3,000	3,628	4	3,624
2.83%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	4,000	1,300	90	1,210
2.85%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	5,000	1,217	(34)	1,251
2.85%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/31	EUR	4,835	20,292	2,733	17,559
2.86%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	7,166	(861)	8,027
2.86%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/31	EUR	9,860	33,946	22,821	11,125
2.88%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	7,000	358	1,753	(1,395)
2.88%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	4,000	10,611	3,902	6,709
2.88%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	5,015	560	4,455
2.88%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	2,000	4,929	18	4,911
2.89%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/31	EUR	4,740	8,168	(9,693)	17,861
2.91%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	4,000	2,803	6	2,797
2.91%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	947	(28)	975
2.92%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	5,000	3,204	7	3,197
1-day CORRA, 2.25%	Semi-Annual	2.93%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	1,000	(4,791)	(907)	(3,884)
1-day CORRA, 2.25%	Semi-Annual	2.94%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	2,000	(9,246)	1,235	(10,481)
2.94%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	37,000	(9,110)	3,314	(12,424)
2.94%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/31	EUR	4,925	(2,783)	(34,368)	31,585
2.95%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	7,000	2,915	10	2,905
1-day CORRA, 2.25%	Semi-Annual	2.96%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	2,000	(7,900)	74	(7,974)
2.96%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	(1,543)	940	(2,483)
1-day CORRA, 2.25%	Semi-Annual	2.97%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	2,000	(7,026)	(1,488)	(5,538)
2.97%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	1,000	312	2	310
2.97%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/31	EUR	910	(1,920)	(6,109)	4,189

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day CORRA, 2.25%	Semi-Annual	2.98%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	5,000	$ (15,714)	$ (180)	$ (15,534)
2.98%	Quarterly	3-mo. HIBOR, 2.61%	Quarterly	09/16/26 (a)	09/16/31	HKD	2,000	564	3	561
2.98%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	27,000	(11,973)	832	(12,805)
1-day CORRA, 2.25%	Semi-Annual	3.01%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	9,000	(18,897)	73	(18,970)
1-day CORRA, 2.25%	Semi-Annual	3.01%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	2,000	(4,536)	(6,600)	2,064
3.02%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	(5,276)	(211)	(5,065)
3.02%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	(5,163)	43	(5,206)
1-day CORRA, 2.25%	Semi-Annual	3.03%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	1,000	(1,426)	2,665	(4,091)
3.03%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/31	EUR	4,740	(25,958)	(37,752)	11,794
3.03%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	(5,395)	(591)	(4,804)
3.04%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	7,000	(5,171)	(16)	(5,155)
3.05%	Annual	6-mo. EURIBOR, 2.52%	Semi-Annual	09/16/26 (a)	09/16/31	EUR	1,000	(6,524)	325	(6,849)
3.09%	Annual	3-mo. STIBOR, 2.09%	Quarterly	09/16/26 (a)	09/16/31	SEK	6,000	(5,757)	324	(6,081)
1-day CORRA, 2.25%	Semi-Annual	3.15%	Semi-Annual	09/16/26 (a)	09/16/31	CAD	2,000	4,683	3,426	1,257
1-day SHIR, 4.00%	Annual	3.41%	Annual	09/16/26 (a)	09/16/31	ILS	5,000	(14,966)	18	(14,984)
1-day SOFR, 3.66%	Annual	3.43%	Annual	09/16/26 (a)	09/16/31	USD	36,296	(513,236)	(384,095)	(129,141)
3-mo. KRW CDC, 2.81%	Quarterly	3.52%	Quarterly	09/16/26 (a)	09/16/31	KRW	594,766	(6,614)	4	(6,618)
3-mo. KRW CDC, 2.81%	Quarterly	3.52%	Quarterly	09/16/26 (a)	09/16/31	KRW	3,207,564	(35,177)	25	(35,202)
3-mo. KRW CDC, 2.81%	Quarterly	3.56%	Quarterly	09/16/26 (a)	09/16/31	KRW	2,634,436	(26,144)	20	(26,164)
3-mo. KRW CDC, 2.81%	Quarterly	3.60%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,807,000	(15,300)	14	(15,314)
3-mo. KRW CDC, 2.81%	Quarterly	3.60%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,662,500	(14,459)	13	(14,472)
3.61%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	2,950	18,137	869	17,268
3-mo. KRW CDC, 2.81%	Quarterly	3.61%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,662,500	(13,592)	12	(13,604)
3.62%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	1,000	5,771	1,406	4,365
3.62%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	5,915	34,101	10,040	24,061
3.63%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	3,000	16,371	6,565	9,806
3.66%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	1,000	3,933	(2,463)	6,396
3.67%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	1,000	3,395	(4,562)	7,957
1-day SHIR, 4.00%	Annual	3.72%	Annual	09/16/26 (a)	09/16/31	ILS	1,000	1,590	4	1,586
3-mo. KRW CDC, 2.81%	Quarterly	3.72%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,867,000	(8,878)	14	(8,892)
3.74%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/31	USD	6,258	2,544	(23,183)	25,727
3-mo. KRW CDC, 2.81%	Quarterly	3.76%	Quarterly	09/16/26 (a)	09/16/31	KRW	2,155,000	(8,100)	16	(8,116)
3-mo. KRW CDC, 2.81%	Quarterly	3.79%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,125,000	(2,916)	9	(2,925)
3-mo. KRW CDC, 2.81%	Quarterly	3.84%	Quarterly	09/16/26 (a)	09/16/31	KRW	1,749,000	(2,067)	13	(2,080)
3-mo. KRW CDC, 2.81%	Quarterly	3.86%	Quarterly	09/16/26 (a)	09/16/31	KRW	2,885,000	(2,082)	21	(2,103)
4.13%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	1,000	11,827	189	11,638
4.15%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	1,000	10,512	(444)	10,956
4.17%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	1,000	9,299	2,043	7,256
4.18%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	3,000	26,407	476	25,931
4.19%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	4,435	36,362	28,379	7,983
4.23%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	2,000	11,780	(323)	12,103
4.23%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	1,000	5,876	(102)	5,978
4.24%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	2,000	10,409	108	10,301
6-mo. PRIBOR, 3.66%	Semi-Annual	4.26%	Annual	09/16/26 (a)	09/16/31	CZK	4,000	(1,680)	(456)	(1,224)
4.27%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	4,410	14,138	18,105	(3,967)
4.29%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/31	GBP	2,000	3,889	232	3,657
6-mo. WIBOR, 3.88%	Semi-Annual	4.30%	Annual	09/16/26 (a)	09/16/31	PLN	9,100	(35,239)	28	(35,267)
6-mo. WIBOR, 3.88%	Semi-Annual	4.32%	Annual	09/16/26 (a)	09/16/31	PLN	3,900	(14,409)	12	(14,421)
6-mo. PRIBOR, 3.66%	Semi-Annual	4.40%	Annual	09/16/26 (a)	09/16/31	CZK	13,000	(1,444)	7	(1,451)
6-mo. WIBOR, 3.88%	Semi-Annual	4.45%	Annual	09/16/26 (a)	09/16/31	PLN	13,000	(27,839)	40	(27,879)
6-mo. PRIBOR, 3.66%	Semi-Annual	4.54%	Annual	09/16/26 (a)	09/16/31	CZK	15,000	2,837	8	2,829
6-mo. PRIBOR, 3.66%	Semi-Annual	4.56%	Annual	09/16/26 (a)	09/16/31	CZK	9,000	2,127	5	2,122
6-mo. WIBOR, 3.88%	Semi-Annual	4.56%	Annual	09/16/26 (a)	09/16/31	PLN	4,000	(3,113)	12	(3,125)
6-mo. WIBOR, 3.88%	Semi-Annual	4.56%	Annual	09/16/26 (a)	09/16/31	PLN	4,000	(3,397)	12	(3,409)
6-mo. WIBOR, 3.88%	Semi-Annual	4.73%	Annual	09/16/26 (a)	09/16/31	PLN	2,000	2,313	6	2,307
6-mo. BBSW, 4.77%	Semi-Annual	4.82%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	232	(1,051)	2	(1,053)
6-mo. BBSW, 4.77%	Semi-Annual	4.84%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	2,000	(7,743)	16	(7,759)
6-mo. BBSW, 4.77%	Semi-Annual	4.84%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	1,768	(7,230)	14	(7,244)
6-mo. BBSW, 4.77%	Semi-Annual	4.85%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	2,102	(7,546)	16	(7,562)
6-mo. BBSW, 4.77%	Semi-Annual	4.86%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	4,202	(13,709)	34	(13,743)
6-mo. BBSW, 4.77%	Semi-Annual	4.89%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	860	(2,120)	7	(2,127)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. BBSW, 4.77%	Semi-Annual	5.03%	Semi-Annual	09/16/26 (a)	09/16/31	AUD	1,000	$ 1,904	$ 8	$ 1,896
1-day MIBOR, 5.34%	Semi-annual	6.56%	Semi-annual	09/16/26 (a)	09/16/31	INR	152,153	(11,528)	18	(11,546)
7.34%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	9,000	8,968	6	8,962
7.36%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	18,850	17,863	13	17,850
7.37%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	11,500	10,617	7	10,610
7.40%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	11,500	9,916	8	9,908
7.42%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	10,150	8,257	7	8,250
7.59%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	9,000	3,545	6	3,539
7.69%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	120	16	—	16
7.74%	Quarterly	3-mo. JIBAR, 6.78%	Quarterly	09/16/26 (a)	09/16/31	ZAR	4,679	153	3	150
3.51%	Quarterly	3-mo. KLIBOR, 3.35%	Quarterly	09/17/26 (a)	09/17/31	MYR	655	350	2	348
3.51%	Quarterly	3-mo. KLIBOR, 3.35%	Quarterly	09/17/26 (a)	09/17/31	MYR	655	320	2	318
1-day TIIEFONDEO, 6.87%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	1,032	90	1	89
1-day TIIEFONDEO, 6.87%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	111	(109)	—	(109)
2.89%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	N/A	01/28/36	EUR	1,545	22,098	30	22,068
2.81%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	N/A	02/12/36	EUR	385	8,550	8	8,542
2.85%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	N/A	02/12/36	EUR	385	7,283	(1,246)	8,529
3.09%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	N/A	04/16/36	EUR	1,030	(2,154)	21	(2,175)
3.12%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	N/A	04/16/36	EUR	1,030	(5,603)	(7,877)	2,274
6-mo. PRIBOR, 3.66%	Semi-annual	4.56%	Annual	06/17/26 (a)	06/17/36	CZK	437	42	—	42
6-mo. PRIBOR, 3.66%	Semi-annual	4.60%	Annual	06/17/26 (a)	06/17/36	CZK	235	59	—	59
6-mo. BUBOR, 6.25%	Semi-annual	5.49%	Annual	06/18/31 (a)	06/18/36	HUF	9,785	3	—	3
6-mo. BUBOR, 6.25%	Semi-annual	5.54%	Annual	06/18/31 (a)	06/18/36	HUF	9,743	55	—	55
6-mo. BUBOR, 6.25%	Semi-annual	5.65%	Annual	06/18/31 (a)	06/18/36	HUF	9,937	167	—	167
6-mo. EURIBOR, 2.52%	Semi-annual	2.96%	Annual	09/16/26 (a)	09/16/36	EUR	16,603	(254,438)	64,782	(319,220)
6-mo. EURIBOR, 2.52%	Semi-annual	3.08%	Annual	09/16/26 (a)	09/16/36	EUR	2,630	(7,800)	1,792	(9,592)
6-mo. EURIBOR, 2.52%	Semi-annual	3.08%	Annual	09/16/26 (a)	09/16/36	EUR	5,310	(19,479)	(19,182)	(297)
6-mo. EURIBOR, 2.52%	Semi-annual	3.15%	Annual	09/16/26 (a)	09/16/36	EUR	840	3,048	1,680	1,368
6-mo. EURIBOR, 2.52%	Semi-annual	3.19%	Annual	09/16/26 (a)	09/16/36	EUR	4,980	39,406	43,231	(3,825)
1-day SOFR, 3.66%	Annual	3.87%	Annual	09/16/26 (a)	09/16/36	USD	1,630	(14,940)	(200)	(14,740)
1-day SOFR, 3.66%	Annual	3.88%	Annual	09/16/26 (a)	09/16/36	USD	3,265	(28,927)	(7,689)	(21,238)
3.91%	Annual	1-day SOFR, 3.66%	Annual	09/16/26 (a)	09/16/36	USD	3,250	21,050	(7,838)	28,888
1-day SONIA, 3.73%	Annual	4.26%	Annual	09/16/26 (a)	09/16/36	GBP	19,687	(687,593)	62,270	(749,863)
1-day SONIA, 3.73%	Annual	4.40%	Annual	09/16/26 (a)	09/16/36	GBP	320	(6,616)	(1,513)	(5,103)
1-day SONIA, 3.73%	Annual	4.46%	Annual	09/16/26 (a)	09/16/36	GBP	2,475	(35,278)	(24,881)	(10,397)
1-day SONIA, 3.73%	Annual	4.55%	Annual	09/16/26 (a)	09/16/36	GBP	2,475	(11,007)	(9,062)	(1,945)
3.03%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/56	EUR	1,738	53,494	13,072	40,422
3.13%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/56	EUR	110	892	127	765
3.19%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/56	EUR	1,120	(5,240)	8,926	(14,166)
3.19%	Annual	6-mo. EURIBOR, 2.52%	Semi-annual	09/16/26 (a)	09/16/56	EUR	1,120	(4,760)	8,769	(13,529)
1-day SOFR, 3.66%	Annual	4.14%	Annual	09/16/26 (a)	09/16/56	USD	1,580	(22,391)	(3,740)	(18,651)
4.64%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	10,180	697,578	(18,612)	716,190
4.78%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	210	8,368	574	7,794
4.83%	Annual	1-day SONIA, 3.73%	Annual	09/16/26 (a)	09/16/56	GBP	60	1,817	(388)	2,205
								$ 1,109,180	$ (118,802)	$ 1,227,982

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	Barclays Bank PLC	12/20/27	USD	4	$ (58)	$ 75	$ (133)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	176	(4,625)	(3,676)	(949)
American Express, Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	90	(2,264)	(1,919)	(345)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	87	(2,290)	(1,760)	(530)
							$ (9,237)	$ (7,280)	$ (1,957)

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	17	$ 832	$ 318	$ 514
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	14	685	354	331
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	77	5,026	6,245	(1,219)
iTraxx.XO.44 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/30	B	EUR	77	11,465	12,428	(963)
								$ 18,008	$ 19,345	$ (1,337)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.44%	Semi-annual	1-day CLP Interbank Rate, 26.43%	Semi-annual	Bank of America N.A.	N/A	12/17/27	CLP	165,272	$ 1,328	$ —	$ 1,328
4.44%	Semi-annual	1-day CLP Interbank Rate, 26.43%	Semi-annual	Goldman Sachs International	N/A	12/17/27	CLP	166,437	1,338	—	1,338
1-day COOIS, 10.53%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	179,914	(2,213)	—	(2,213)
1-day COOIS, 10.53%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	165,969	(2,042)	—	(2,042)
1-day COOIS, 10.53%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	178,597	(2,150)	—	(2,150)
1-day COOIS, 10.53%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	164,753	(1,983)	—	(1,983)
1-day COOIS, 10.53%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	327,096	(3,693)	—	(3,693)
1-day COOIS, 10.53%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	354,581	(4,004)	—	(4,004)
1-day COOIS, 10.53%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/21/28	COP	107,478	(723)	—	(723)
9.36%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	99,882	2,146	—	2,146
9.36%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	92,058	1,977	—	1,977
9.42%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	99,589	2,089	—	2,089
9.42%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	91,788	1,926	—	1,926
9.54%	Quarterly	1-day COOIS, 10.53%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	180,004	3,596	—	3,596
9.54%	Quarterly	1-day COOIS, 10.53%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	195,303	3,901	—	3,901
10.60%	Quarterly	1-day COOIS, 10.53%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	59,448	678	—	678
5.42%	Semi-annual	1-day CLP Interbank Rate, 26.43%	Semi-annual	BNP Paribas SA	N/A	06/17/36	CLP	40,835	(319)	—	(319)
									$ 1,852	$ —	$ 1,852
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iBoxx $ Liquid High Yield Index	At Termination	1-day SOFR , 3.66%	Quarterly	Bank of America N.A.	N/A	06/20/26	USD	280	$ (2,814)	$ 2,467	$ (5,281)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 1.65%, 3.66%	At Termination	Morgan Stanley & Co. International PLC	N/A	06/22/26	USD	6,615	(107,698)	(362)	(107,336)
1-day SOFR minus 0.70%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	06/22/26	USD	728	11,148	—	11,148
1-day SOFR minus 0.50%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	06/22/26	USD	423	6,388	—	6,388
1-day SOFR plus 0.05%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	06/22/26	USD	1,338	(3,296)	—	(3,296)
1-day SOFR plus 0.20%, 3.66%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Bank of America N.A.	N/A	06/22/26	USD	4,270	(14,180)	—	(14,180)
									$ (110,452)	$ 2,105	$ (112,557)
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 2,104,937	$ (1,615,855)	$ 4,254,421	$ (2,388,013)	$ —
OTC Swaps	21,887	(7,717)	37,360	(151,359)	—
Options Written	N/A	(2,083,480)	169,244	(346,007)	(2,260,243)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 24,392	$ —	$ 806,491	$ —	$ 830,883
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	443,077	—	—	443,077
Options purchased Investments at value — unaffiliated(b)	—	690	6,586	34,271	348,334	—	389,881
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	566,473	—	—	3,426,847	261,101	4,254,421
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	20,265	17,536	—	21,446	—	59,247
	$ —	$ 587,428	$ 48,514	$ 477,348	$ 4,603,118	$ 261,101	$ 5,977,509

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 83,021	$ —	$ 2,445,643	$ —	$ 2,528,664
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	721,675	—	—	721,675
Options written Options written at value	—	13,226	10,967	96,773	2,139,277	—	2,260,243
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	189,148	—	—	2,198,865	—	2,388,013
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	11,494	125,174	—	22,408	—	159,076
	$ —	$ 213,868	$ 219,162	$ 818,448	$ 6,806,193	$ —	$ 8,057,671

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended April 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (23,279)	$ —	$ (987,935)	$ —	$ (1,011,214)
Forward foreign currency exchange contracts	—	—	—	227,244	—	—	227,244
Options purchased(a)	—	(3,350)	14,973	(109,026)	(65,690)	—	(163,093)
Options written	—	5,582	59,987	108,163	203,762	—	377,494
Swaps	—	(376,558)	(36,394)	—	(3,622,965)	(142,717)	(4,178,634)
	$ —	$ (374,326)	$ 15,287	$ 226,381	$ (4,472,828)	$ (142,717)	$ (4,748,203)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (45,622)	$ —	$ (1,907,818)	$ —	$ (1,953,440)
Forward foreign currency exchange contracts	—	—	—	(547,532)	—	—	(547,532)
Options purchased(b)	—	(80)	(2,472)	53,750	(55,023)	—	(3,825)
Options written	—	(5,847)	1,158	(29,511)	(219,598)	—	(253,798)
Swaps	—	238,155	(141,061)	—	2,755,554	337,707	3,190,355
	$ —	$ 232,228	$ (187,997)	$ (523,293)	$ 573,115	$ 337,707	$ 431,760

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$392,040,578
Average notional value of contracts — short	157,018,904
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	64,649,979
Average amounts sold — in USD	49,335,382
Options:
Average value of option contracts purchased	37,069
Average value of option contracts written	130,003
Average notional value of swaption contracts purchased	33,337,097
Average notional value of swaption contracts written	192,868,482
Credit default swaps:
Average notional value — buy protection	16,369,843
Average notional value — sell protection	41,610,631
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Interest rate swaps:
Average notional value — pays fixed rate	$386,950,491
Average notional value — receives fixed rate	520,969,478
Inflation swaps:
Average notional value — pays fixed rate	19,012,545
Average notional value — receives fixed rate	—(a )
Total return swaps:
Average notional value	13,114,684

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 343,917	$ 1,394,145
Forward foreign currency exchange contracts	443,077	721,675
Options	389,881 (a)	2,260,243
Swaps — centrally cleared	—	81,502
Swaps — OTC(b)	59,247	159,076
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,236,122	4,616,641
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(350,722)	(1,486,864)
Total derivative assets and liabilities subject to an MNA	$ 885,400	$ 3,129,777

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 48,532	$ (48,532)	$ —	$ —	$ —
Barclays Bank PLC	61,542	(40,817)	—	—	20,725
BNP Paribas SA	89,916	(69,445)	—	—	20,471
Citibank N.A.	47,925	(47,925)	—	—	—
Deutsche Bank AG	300,883	(195,307)	—	—	105,576
Goldman Sachs International	122,849	(122,849)	—	—	—
HSBC Bank PLC	46,496	(29,261)	—	—	17,235
JPMorgan Chase Bank N.A.	33,632	(33,632)	—	—	—
Morgan Stanley & Co. International PLC	49,414	(49,414)	—	—	—
Natwest Markets PLC	1,394	(1,394)	—	—	—
Societe Generale	16,949	(16,949)	—	—	—
State Street Bank and Trust Co.	55,808	(55,808)	—	—	—
Toronto-Dominion Bank	7,703	(7,703)	—	—	—
UBS AG	2,357	(2,357)	—	—	—
	$ 885,400	$ (721,393)	$ —	$ —	$ 164,007

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 895,693	$ (48,532)	$ (387,161)	$ (460,000)	$ —
Barclays Bank PLC	40,817	(40,817)	—	—	—

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
BNP Paribas SA	$ 69,445	$ (69,445)	$ —	$ —	$ —
Citibank N.A.	175,969	(47,925)	—	—	128,044
Deutsche Bank AG	195,307	(195,307)	—	—	—
Goldman Sachs International	798,213	(122,849)	(675,364)	—	—
HSBC Bank PLC	29,261	(29,261)	—	—	—
JPMorgan Chase Bank N.A.	143,066	(33,632)	—	—	109,434
Morgan Stanley & Co. International PLC	358,902	(49,414)	—	—	309,488
Natwest Markets PLC	5,478	(1,394)	—	—	4,084
Societe Generale	200,179	(16,949)	—	—	183,230
Standard Chartered Bank	376	—	—	—	376
State Street Bank and Trust Co.	65,047	(55,808)	—	—	9,239
Toronto-Dominion Bank	63,480	(7,703)	—	—	55,777
UBS AG	88,544	(2,357)	—	—	86,187
	$ 3,129,777	$ (721,393)	$ (1,062,525)	$ (460,000)	$ 885,859

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 68,074,580	$ —	$ 68,074,580
Common Stocks	1,141,216	—	—	1,141,216
Corporate Bonds	—	349,545,923	1,552,246	351,098,169
Floating Rate Loan Interests	—	575,814	411,903	987,717
Foreign Agency Obligations	—	17,688,676	—	17,688,676
Investment Companies	5,703,740	—	—	5,703,740
Municipal Bonds	—	4,032,738	—	4,032,738
Non-Agency Mortgage-Backed Securities	—	154,895,647	99,600	154,995,247
Preferred Securities
Capital Trusts	—	7,335,325	—	7,335,325
Preferred Stocks	54,150	—	—	54,150
U.S. Government Sponsored Agency Securities	—	536,848,098	—	536,848,098
U.S. Treasury Obligations	—	340,781,938	—	340,781,938
Short-Term Securities
Foreign Agency Obligations	—	989,294	—	989,294
Money Market Funds	153,722,879	—	—	153,722,879
Options Purchased
Credit Contracts	—	690	—	690
Equity Contracts	6,586	—	—	6,586
Foreign Currency Exchange Contracts	—	34,271	—	34,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Interest Rate Contracts	$ 219	$ 348,115	$ —	$ 348,334
Unfunded Floating Rate Loan Interests(a)	—	—	—	—
Liabilities
Investments
TBA Sale Commitments	—	(207,491,588)	—	(207,491,588)
	$ 160,628,790	$ 1,273,659,521	$ 2,063,749	$ 1,436,352,060
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 567,318	$ —	$ 567,318
Equity Contracts	24,392	17,536	—	41,928
Foreign Currency Exchange Contracts	—	443,077	—	443,077
Interest Rate Contracts	806,491	3,445,826	—	4,252,317
Other Contracts	—	261,101	—	261,101
Liabilities
Credit Contracts	—	(206,513)	—	(206,513)
Equity Contracts	(93,988)	(124,812)	—	(218,800)
Foreign Currency Exchange Contracts	—	(818,448)	—	(818,448)
Interest Rate Contracts	(2,445,893)	(4,360,300)	—	(6,806,193)
	$ (1,708,998)	$ (775,215)	$ —	$ (2,484,213)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2026

BlackRock Diversified Fixed Income Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,484,417,029
Investments, at value — affiliated(c)	159,426,619
Cash pledged:
Collateral — exchange-traded options written	2,446,000
Collateral — OTC derivatives	460,000
Futures contracts	6,447,310
Centrally cleared swaps	8,561,645
Foreign currency, at value(d)	8,111,953
Receivables:
Investments sold	3,498,601
Options written	84
Securities lending income — affiliated	8,754
Swaps	49,914
TBA sale commitments	208,708,210
Capital shares sold	8,036,799
Dividends — unaffiliated	429
Dividends — affiliated	341,071
Interest — unaffiliated	9,815,944
Principal paydowns	7,598
Variation margin on futures contracts	343,917
Swap premiums paid	21,887
Unrealized appreciation on:
Forward foreign currency exchange contracts	443,077
OTC swaps	37,360
Prepaid expenses	4,061
Total assets	1,901,188,262
LIABILITIES
Bank overdraft	955,374
Collateral on securities loaned	38,980,556
Options written, at value(e)	2,260,243
TBA sale commitments, at value(f)	207,491,588
Payables:
Investments purchased	373,759,409
Swaps	179,952
Administration fees	57,598
Income dividend distributions	279
Investment advisory fees	146,105
Options written	9,664
Professional fees	23,937
Variation margin on futures contracts	1,394,145
Variation margin on centrally cleared swaps	81,502
Swap premiums received	7,717
Unrealized depreciation on:
Forward foreign currency exchange contracts	721,675
Statement of Assets and Liabilities

Statement of Assets and Liabilities (unaudited) (continued)
April 30, 2026
BlackRock Diversified Fixed Income Fund
OTC swaps	$ 151,359
Other liabilities	487,028
Total liabilities	626,708,131
Commitments and contingent liabilities
NET ASSETS	$ 1,274,480,131
NET ASSETS CONSIST OF
Paid-in capital	$ 1,277,470,941
Accumulated loss	(2,990,810)
NET ASSETS	$ 1,274,480,131
(a) Investments, at cost—unaffiliated	$1,484,963,633
(b) Securities loaned, at value	$37,824,932
(c) Investments, at cost—affiliated	$159,418,439
(d) Foreign currency, at cost	$8,054,436
(e) Premiums received	$2,083,480
(f) Proceeds from TBA sale commitments	$208,708,210

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
April 30, 2026

BlackRock Diversified Fixed Income Fund
NET ASSET VALUE
Institutional
Net assets	$ 700,281,093
Shares outstanding	70,282,458
Net asset value	$ 9.96
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 574,199,038
Shares outstanding	61,404,767
Net asset value	$ 9.35
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended April 30, 2026

BlackRock Diversified Fixed Income Fund
INVESTMENT INCOME
Dividends — affiliated	$3,205,728
Interest — unaffiliated	28,287,669
Securities lending income — affiliated — net	40,286
Payment-in-kind interest — unaffiliated	52,157
Foreign taxes withheld	(14,489)
Total investment income	31,571,351
EXPENSES
Investment advisory	1,565,785
Administration — class specific	979,758
Professional	20,688
Trustees and Officer	7,643
Miscellaneous	3,635
Total expenses excluding interest expense	2,577,509
Interest expense — unaffiliated	141
Total expenses	2,577,650
Less:
Administration fees waived by the Administrator — class specific	(631,748)
Fees waived and/or reimbursed by the Manager	(699,101)
Fees waived and/or reimbursed by the Administrator/Manager	(28,331)
Total expenses after fees waived and/or reimbursed	1,218,470
Net investment income	30,352,881
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	2,168,302
Investments — affiliated	(116,217)
Forward foreign currency exchange contracts	227,244
Foreign currency transactions	313,701
Futures contracts	(1,011,214)
Options written	377,494
Swaps	(4,178,634)
(2,219,324)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(19,636,593)
Investments — affiliated	5,999
Forward foreign currency exchange contracts	(547,532)
Foreign currency translations	85,909
Futures contracts	(1,953,440)
Options written	(253,798)
Swaps	3,190,355
Unfunded floating rate loan interests	(163)
(19,109,263)
Net realized and unrealized loss	(21,328,587)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,024,294
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$52
(b) Net of reduction in deferred foreign capital gain tax of	$1,959
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Diversified Fixed Income Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$30,352,881	$58,162,071
Net realized gain (loss)	(2,219,324)	4,313,942
Net change in unrealized appreciation (depreciation)	(19,109,263)	15,382,624
Net increase in net assets resulting from operations	9,024,294	77,858,637
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(20,627,920)	(41,221,408)
Class K	(17,349,783)	(27,049,234)
Decrease in net assets resulting from distributions to shareholders	(37,977,703)	(68,270,642)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	30,913,613	302,556,890
NET ASSETS
Total increase in net assets	1,960,204	312,144,885
Beginning of period	1,272,519,927	960,375,042
End of period	$1,274,480,131	$1,272,519,927

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Net asset value, beginning of period	$10.19	$10.17	$9.65	$10.00
Net investment income(b)	0.24	0.50	0.53	0.06
Net realized and unrealized gain (loss)	(0.17)	0.13	0.51	(0.36)
Net increase (decrease) from investment operations	0.07	0.63	1.04	(0.30)
Distributions(c)
From net investment income	(0.23)	(0.50)	(0.50)	(0.05)
From net realized gain	(0.07)	(0.11)	(0.02)	—
Total distributions	(0.30)	(0.61)	(0.52)	(0.05)
Net asset value, end of period	$9.96	$10.19	$10.17	$9.65
Total Return(d)
Based on net asset value	0.68%(e)	6.39%	10.92%	(2.96)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.45%(g)	0.45%	0.46%	0.45%(g)
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.24%	0.24%	0.24%(g)
Net investment income	4.76%(g)	5.02%	5.19%	5.00%(g)
Supplemental Data
Net assets, end of period (000)	$700,281	$703,820	$670,181	$413,831
Portfolio turnover rate(h)	603%	567%	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Period from 09/19/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	465%	352%	319%	205%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Diversified Fixed Income Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Net asset value, beginning of period	$9.57	$9.56	$9.06	$10.00
Net investment income(b)	0.23	0.48	0.51	0.35
Net realized and unrealized gain (loss)	(0.16)	0.12	0.49	(0.96)
Net increase (decrease) from investment operations	0.07	0.60	1.00	(0.61)
Distributions(c)
From net investment income	(0.22)	(0.48)	(0.48)	(0.33)
From net realized gain	(0.07)	(0.11)	(0.02)	—
Total distributions	(0.29)	(0.59)	(0.50)	(0.33)
Net asset value, end of period	$9.35	$9.57	$9.56	$9.06
Total Return(d)
Based on net asset value	0.73%(e)	6.47%	11.17%	(6.21)%(e)(f)
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.36%	0.37%(h)
Total expenses after fees waived and/or reimbursed	0.14%(h)	0.14%	0.14%	0.13%(h)
Net investment income	4.86%(h)	5.10%	5.29%	4.58%(h)
Supplemental Data
Net assets, end of period (000)	$574,199	$568,700	$290,194	$211,860
Portfolio turnover rate(i)	603%	567%	506%	324%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Period from 01/18/23(a) to 10/31/23

Portfolio turnover rate (excluding MDRs)	465%	352%	319%	205%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Fixed Income Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.  Institutional and Class K Shares are sold only to certain eligible investors.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least monthly.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options (except ETF options, equity index options or those that are customized) are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Customized exchange-traded equity options, ETF options, equity index options and over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Diversified Fixed Income Fund	Coreweave Compute Acquisition Co. IV LLC	$1,013,840	$ 1,011,305	$1,011,305	$ —
					$ —
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 2,783,408	$ (2,783,408)	$ —	$ —
Barclays Capital, Inc.	472,471	(472,471)	—	—
BMO Capital Markets Corp.	259,992	(259,992)	—	—
Citigroup Global Markets, Inc.	2,126,573	(2,126,573)	—	—
HSBC Bank PLC	312,575	(312,573)	—	2
HSBC Securities (USA), Inc.	5,058	(5,058)	—	—
J.P. Morgan Securities LLC	8,811,403	(8,811,403)	—	—
Jefferies LLC	196,102	(196,102)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	20,255	(20,255)	—	—
Morgan Stanley	9,719,881	(9,719,881)	—	—
National Bank of Canada	241,137	(241,137)	—	—
RBC Capital Markets LLC	6,034,053	(6,034,053)	—	—
Scotia Capital (USA), Inc.	1,462,404	(1,462,404)	—	—
TD Securities (USA) LLC	60,993	(60,993)	—	—
UBS AG	13,689	(13,689)	—	—
UBS Securities LLC	228,406	(228,406)	—	—
Wells Fargo Bank N.A.	40,232	(40,232)	—	—
Wells Fargo Securities LLC	5,036,300	(5,036,300)	—	—
	$ 37,824,932	$ (37,824,930)	$ —	$ 2

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
•Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion – $3 billion	0.24
$3 billion – $5 billion	0.23
$5 billion – $10 billion	0.22
Greater than $10 billion	0.21
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL, for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators.  For such services, BAL charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.20% of the average daily net assets of the Fund’s Institutional Shares and 0.10% of the average daily net assets of the Fund’s Class K Shares.
For the six months ended April 30, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 696,020	$ 283,738	$ 979,758
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2026, the amount waived was $66,018.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended April 30, 2026, the Manager waived $1,335 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive 0.10% of its investment advisory fees through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2026, the Manager waived $631,748 pursuant to this agreement.
BAL contractually agreed to waive 0.10% of its administration fees for each of Institutional Shares and Class K Shares through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts waived by the Administrator are included in administration fees waived by the Administrator — class specific in the Statement of Operations. For the six months ended April 30, 2026,class specific expense waivers were as follows:
Administration Fees Waived by the Administrator - Class Specific
Fund Name	Institutional	Class K	Total
BlackRock Diversified Fixed Income Fund	$ 348,010	$ 283,738	$ 631,748
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit against the administration and/or investment advisory fees paid by the Fund in an amount equal to these independent expenses as applicable, through June 30, 2036. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Administrator/Manager in the Statement of Operations. For the six months ended April 30, 2026, the amount waived was $28,331.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Fund for the calendar year ended December 31, 2025.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended April 30, 2026,  the Fund  paid BTC $12,361 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.
 PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Diversified Fixed Income Fund	$ 7,100,029,971	$ 7,025,123,825	$ 482,313,923	$ 440,926,308
For the six months ended April 30, 2026, purchases and sales related to mortgage dollar rolls were $299,674,549 and $299,814,825, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Diversified Fixed Income Fund	$ 1,645,051,328	$ 18,879,186	$ (19,270,977)	$ (391,791)
9.
  BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2026, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Fixed Income Fund
Institutional
Shares sold	7,392	$ 74,433	943,563	$ 9,494,294
Shares issued in reinvestment of distributions	2,064,673	20,816,280	4,073,363	41,021,631
Shares redeemed	(843,538)	(8,507,151)	(1,849,817)	(18,844,550)
	1,228,527	$ 12,383,562	3,167,109	$ 31,671,375
Class K
Shares sold	1,933,602	$ 18,242,131	38,381,554	$ 358,754,602
Shares issued in reinvestment of distributions	1,849,834	17,503,890	2,843,612	26,895,128
Shares redeemed	(1,806,844)	(17,215,970)	(12,166,544)	(114,764,215)
	1,976,592	$ 18,530,051	29,058,622	$ 270,885,515
	3,205,119	$ 30,913,613	32,225,731	$ 302,556,890
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Fund
400 Howard Street
San Francisco, CA 94105

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBSW	Bank Bill Swap Rate
BMO	BMO Capital Markets
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CR	Custodian Receipt
CVR	Contingent Value Right
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
MTN	Medium-Term Note
PCL	Public Company Limited
PIK	Payment-in-Kind
PR	Prerefunded
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAN	State Aid Notes
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
SHIR	ILS - Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TAIBOR	Taipei Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

April 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock LifePath® ESG Index Retirement Fund
• BlackRock LifePath® ESG Index 2030 Fund
• BlackRock LifePath® ESG Index 2035 Fund
• BlackRock LifePath® ESG Index 2040 Fund
• BlackRock LifePath® ESG Index 2045 Fund
• BlackRock LifePath® ESG Index 2050 Fund
• BlackRock LifePath® ESG Index 2055 Fund
• BlackRock LifePath® ESG Index 2060 Fund
• BlackRock LifePath® ESG Index 2065 Fund
• BlackRock LifePath® ESG Index 2070 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 40.7%
iShares Developed Real Estate Index Fund, Class K	36,670	$ 326,002
iShares ESG Aware MSCI EAFE ETF(b)	10,555	1,066,899
iShares ESG Aware MSCI EM ETF(b)	11,001	562,591
iShares ESG Aware MSCI USA ETF(b)	18,935	2,965,221
iShares ESG Aware MSCI USA Small-Cap ETF(b)	6,979	358,441
iShares MSCI Canada ETF(b)	2,479	145,269
iShares MSCI EAFE Small-Cap ETF(b)	2,155	180,136
iShares MSCI Emerging Markets Small-Cap ETF	1,138	87,468
		5,692,027
Fixed-Income Funds — 59.1%
iShares ESG Aware U.S. Aggregate Bond ETF	151,580	7,197,018
iShares TIPS Bond ETF(b)	9,553	1,065,733
		8,262,751
Money Market Funds — 18.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	2,610,032	2,610,815
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	33,031	33,031
		2,643,846
Total Investments — 118.7% (Cost: $14,693,612)		16,598,624
Liabilities in Excess of Other Assets — (18.7)%		(2,619,564)
Net Assets — 100.0%		$ 13,979,060

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,114,421	$ —	$ (503,003)(a)	$ (677)	$ 74	$ 2,610,815	2,610,032	$ 3,634 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	28,473	4,558 (a)	—	—	—	33,031	33,031	873	—
iShares Developed Real Estate Index Fund, Class K	312,553	57,274	(63,946)	1,290	18,831	326,002	36,670	9,956	6,205
iShares ESG Aware MSCI EAFE ETF	1,088,310	215,803	(327,526)	25,534	64,778	1,066,899	10,555	20,712	—
iShares ESG Aware MSCI EM ETF	522,381	142,748	(190,062)	25,973	61,551	562,591	11,001	8,537	—
iShares ESG Aware MSCI USA ETF	3,025,616	455,774	(682,583)	49,374	117,040	2,965,221	18,935	16,049	—
iShares ESG Aware MSCI USA Small-Cap ETF	375,431	53,581	(118,871)	12,070	36,230	358,441	6,979	1,814	—
iShares ESG Aware U.S. Aggregate Bond ETF	7,351,208	1,365,256	(1,423,603)	(33,000)	(62,843)	7,197,018	151,580	140,462	—
iShares MSCI Canada ETF	145,066	19,534	(41,553)	5,206	17,016	145,269	2,479	1,354	—
iShares MSCI EAFE Small-Cap ETF	180,618	35,523	(55,415)	4,706	14,704	180,136	2,155	3,540	—
iShares MSCI Emerging Markets Small-Cap ETF	84,254	18,940	(26,619)	2,536	8,357	87,468	1,138	2,025	—
iShares TIPS Bond ETF	1,100,769	143,460	(180,457)	(10,813)	12,774	1,065,733	9,553	10,194	—
				$ 82,199	$ 288,512	$ 16,598,624		$ 219,150	$ 6,205

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
3

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 5,692,027	$ —	$ —	$ 5,692,027
Fixed-Income Funds	8,262,751	—	—	8,262,751
Money Market Funds	2,643,846	—	—	2,643,846
	$16,598,624	$—	$—	$16,598,624
See notes to financial statements.
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2030 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 50.9%
iShares Developed Real Estate Index Fund, Class K	43,523	$ 386,921
iShares ESG Aware MSCI EAFE ETF(b)	16,706	1,688,642
iShares ESG Aware MSCI EM ETF(b)	17,601	900,115
iShares ESG Aware MSCI USA ETF	28,994	4,540,460
iShares ESG Aware MSCI USA Small-Cap ETF(b)	10,809	555,150
iShares MSCI Canada ETF(b)	4,128	241,901
iShares MSCI EAFE Small-Cap ETF(b)	3,360	280,862
iShares MSCI Emerging Markets Small-Cap ETF(b)	1,830	140,656
		8,734,707
Fixed-Income Funds — 48.9%
iShares ESG Aware U.S. Aggregate Bond ETF	151,234	7,180,590
iShares TIPS Bond ETF(b)	10,855	1,210,984
		8,391,574
Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	2,944,365	2,945,249
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	40,054	40,054
		2,985,303
Total Investments — 117.2% (Cost: $17,732,037)		20,111,584
Liabilities in Excess of Other Assets — (17.2)%		(2,953,532)
Net Assets — 100.0%		$ 17,158,052

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,453,673	$ 492,070 (a)	$ —	$ (570)	$ 76	$ 2,945,249	2,944,365	$ 4,079 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	33,814	6,240 (a)	—	—	—	40,054	40,054	767	—
iShares Developed Real Estate Index Fund, Class K	369,839	53,926	(59,599)	1,055	21,700	386,921	43,523	11,483	7,248
iShares ESG Aware MSCI EAFE ETF	1,597,499	225,759	(255,570)	15,533	105,421	1,688,642	16,706	30,030	—
iShares ESG Aware MSCI EM ETF	767,551	148,744	(136,237)	11,201	108,856	900,115	17,601	12,391	—
iShares ESG Aware MSCI USA ETF	4,276,888	548,119	(498,254)	9,484	204,223	4,540,460	28,994	23,457	—
iShares ESG Aware MSCI USA Small-Cap ETF	525,078	43,057	(78,343)	3,470	61,888	555,150	10,809	2,673	—
iShares ESG Aware U.S. Aggregate Bond ETF	6,424,080	1,239,631	(385,904)	(1,521)	(95,696)	7,180,590	151,234	128,165	—
iShares MSCI Canada ETF	209,962	18,594	(18,723)	1,093	30,975	241,901	4,128	1,937	—
iShares MSCI EAFE Small-Cap ETF	262,543	25,860	(33,020)	1,935	23,544	280,862	3,360	5,081	—
iShares MSCI Emerging Markets Small-Cap ETF	120,382	11,992	(5,966)	177	14,071	140,656	1,830	2,855	—
iShares TIPS Bond ETF	1,117,698	147,953	(57,088)	(298)	2,719	1,210,984	10,855	10,270	—
				$ 41,559	$ 477,777	$ 20,111,584		$ 233,188	$ 7,248

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 8,734,707	$ —	$ —	$ 8,734,707
Fixed-Income Funds	8,391,574	—	—	8,391,574
Money Market Funds	2,985,303	—	—	2,985,303
	$20,111,584	$—	$—	$20,111,584
See notes to financial statements.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 62.8%
iShares Developed Real Estate Index Fund, Class K	55,301	$ 491,625
iShares ESG Aware MSCI EAFE ETF(b)	20,436	2,065,671
iShares ESG Aware MSCI EM ETF(b)	21,846	1,117,204
iShares ESG Aware MSCI USA ETF	35,129	5,501,201
iShares ESG Aware MSCI USA Small-Cap ETF	12,850	659,976
iShares MSCI Canada ETF(b)	5,041	295,403
iShares MSCI EAFE Small-Cap ETF(b)	4,078	340,880
iShares MSCI Emerging Markets Small-Cap ETF	2,229	171,323
		10,643,283
Fixed-Income Funds — 37.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	109,996	5,222,610
iShares TIPS Bond ETF(b)	9,359	1,044,090
		6,266,700
Money Market Funds — 31.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	5,187,355	5,188,911
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	83,705	83,705
		5,272,616
Total Investments — 130.9% (Cost: $19,675,683)		22,182,599
Liabilities in Excess of Other Assets — (30.9)%		(5,238,605)
Net Assets — 100.0%		$ 16,943,994

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,390,064	$ —	$ (200,254)(a)	$ (1,022)	$ 123	$ 5,188,911	5,187,355	$ 6,264 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,582	57,123 (a)	—	—	—	83,705	83,705	680	—
iShares Developed Real Estate Index Fund, Class K	428,609	90,539	(56,071)	914	27,634	491,625	55,301	14,305	8,729
iShares ESG Aware MSCI EAFE ETF	1,844,564	364,662	(288,583)	2,594	142,434	2,065,671	20,436	36,034	—
iShares ESG Aware MSCI EM ETF	894,560	227,412	(152,728)	5,368	142,592	1,117,204	21,846	15,004	—
iShares ESG Aware MSCI USA ETF	4,850,680	892,233	(494,984)	76	253,196	5,501,201	35,129	28,796	—
iShares ESG Aware MSCI USA Small-Cap ETF	586,985	81,485	(85,751)	46	77,211	659,976	12,850	3,220	—
iShares ESG Aware U.S. Aggregate Bond ETF	4,363,228	1,229,996	(298,476)	(36,060)	(36,078)	5,222,610	109,996	92,665	—
iShares MSCI Canada ETF	243,603	38,076	(25,292)	114	38,902	295,403	5,041	2,335	—
iShares MSCI EAFE Small-Cap ETF	302,173	47,566	(39,134)	170	30,105	340,880	4,078	6,085	—
iShares MSCI Emerging Markets Small-Cap ETF	140,584	22,368	(9,414)	(81)	17,866	171,323	2,229	3,473	—
iShares TIPS Bond ETF	874,556	212,453	(45,445)	(6,391)	8,917	1,044,090	9,359	8,276	—
				$ (34,272)	$ 702,902	$ 22,182,599		$ 217,137	$ 8,729

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 10,643,283	$ —	$ —	$ 10,643,283
Fixed-Income Funds	6,266,700	—	—	6,266,700
Money Market Funds	5,272,616	—	—	5,272,616
	$22,182,599	$—	$—	$22,182,599
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 74.5%
iShares Developed Real Estate Index Fund, Class K	107,686	$ 957,332
iShares ESG Aware MSCI EAFE ETF	40,891	4,133,261
iShares ESG Aware MSCI EM ETF(b)	44,100	2,255,274
iShares ESG Aware MSCI USA ETF	68,796	10,773,454
iShares ESG Aware MSCI USA Small-Cap ETF	24,986	1,283,281
iShares MSCI Canada ETF	9,843	576,800
iShares MSCI EAFE Small-Cap ETF(b)	8,085	675,825
iShares MSCI Emerging Markets Small-Cap ETF	4,380	336,652
		20,991,879
Fixed-Income Funds — 25.3%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	121,674	5,777,081
iShares TIPS Bond ETF(b)	12,116	1,351,661
		7,128,742
Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	5,050,822	5,052,337
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	96,990	96,990
		5,149,327
Total Investments — 118.1% (Cost: $28,012,300)		33,269,948
Liabilities in Excess of Other Assets — (18.1)%		(5,094,629)
Net Assets — 100.0%		$ 28,175,319

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,673,145	$ 381,896 (a)	$ —	$ (2,953)	$ 249	$ 5,052,337	5,050,822	$ 11,264 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	53,228	43,762 (a)	—	—	—	96,990	96,990	1,023	—
iShares Developed Real Estate Index Fund, Class K	887,321	118,516	(103,890)	2,313	53,072	957,332	107,686	28,788	18,086
iShares ESG Aware MSCI EAFE ETF	3,871,720	450,214	(481,715)	19,058	273,984	4,133,261	40,891	74,756	—
iShares ESG Aware MSCI EM ETF	1,875,461	278,398	(193,455)	12,607	282,263	2,255,274	44,100	31,095	—
iShares ESG Aware MSCI USA ETF	10,062,095	968,087	(753,146)	11,210	485,208	10,773,454	68,796	57,668	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,195,949	65,024	(132,599)	4,365	150,542	1,283,281	24,986	6,374	—
iShares ESG Aware U.S. Aggregate Bond ETF	5,074,558	1,050,028	(268,571)	(2,516)	(76,418)	5,777,081	121,674	104,722	—
iShares MSCI Canada ETF	508,466	29,221	(39,895)	1,662	77,346	576,800	9,843	4,818	—
iShares MSCI EAFE Small-Cap ETF	633,153	49,431	(69,056)	2,486	59,811	675,825	8,085	12,725	—
iShares MSCI Emerging Markets Small-Cap ETF	296,198	24,305	(19,555)	689	35,015	336,652	4,380	7,311	—
iShares TIPS Bond ETF	1,240,105	148,177	(39,473)	(76)	2,928	1,351,661	12,116	11,611	—
				$ 48,845	$ 1,344,000	$ 33,269,948		$ 352,155	$ 18,086

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
9

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 20,991,879	$ —	$ —	$ 20,991,879
Fixed-Income Funds	7,128,742	—	—	7,128,742
Money Market Funds	5,149,327	—	—	5,149,327
	$33,269,948	$—	$—	$33,269,948
See notes to financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 84.9%
iShares Developed Real Estate Index Fund, Class K	106,018	$ 942,499
iShares ESG Aware MSCI EAFE ETF	40,287	4,072,210
iShares ESG Aware MSCI EM ETF(b)	42,834	2,190,531
iShares ESG Aware MSCI USA ETF(b)	66,903	10,477,010
iShares ESG Aware MSCI USA Small-Cap ETF(b)	23,955	1,230,329
iShares MSCI Canada ETF	9,628	564,201
iShares MSCI EAFE Small-Cap ETF(b)	7,917	661,782
iShares MSCI Emerging Markets Small-Cap ETF	4,290	329,734
		20,468,296
Fixed-Income Funds — 14.9%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	59,132	2,807,587
iShares TIPS Bond ETF(b)	7,081	789,956
		3,597,543
Money Market Funds — 25.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	6,037,116	6,038,927
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	86,489	86,489
		6,125,416
Total Investments — 125.2% (Cost: $25,285,876)		30,191,255
Liabilities in Excess of Other Assets — (25.2)%		(6,084,455)
Net Assets — 100.0%		$ 24,106,800

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 6,199,393	$ —	$ (159,847)(a)	$ (742)	$ 123	$ 6,038,927	6,037,116	$ 6,856 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	42,292	44,197 (a)	—	—	—	86,489	86,489	805	—
iShares Developed Real Estate Index Fund, Class K	830,758	160,934	(102,363)	1,450	51,720	942,499	106,018	27,053	16,543
iShares ESG Aware MSCI EAFE ETF	3,545,030	690,006	(434,557)	6,225	265,506	4,072,210	40,287	67,019	—
iShares ESG Aware MSCI EM ETF	1,705,326	398,468	(189,720)	3,806	272,651	2,190,531	42,834	27,541	—
iShares ESG Aware MSCI USA ETF	9,166,170	1,636,210	(794,252)	(4,030)	472,912	10,477,010	66,903	52,962	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,095,520	122,659	(130,558)	811	141,897	1,230,329	23,955	5,832	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,252,849	697,387	(106,325)	(942)	(35,382)	2,807,587	59,132	47,241	—
iShares MSCI Canada ETF	463,713	57,401	(30,041)	449	72,679	564,201	9,628	4,259	—
iShares MSCI EAFE Small-Cap ETF	583,235	90,006	(70,501)	1,778	57,264	661,782	7,917	11,675	—
iShares MSCI Emerging Markets Small-Cap ETF	268,826	48,096	(21,471)	237	34,046	329,734	4,290	6,728	—
iShares TIPS Bond ETF	657,253	161,174	(30,188)	(260)	1,977	789,956	7,081	6,107	—
				$ 8,782	$ 1,335,393	$ 30,191,255		$ 264,078	$ 16,543

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 20,468,296	$ —	$ —	$ 20,468,296
Fixed-Income Funds	3,597,543	—	—	3,597,543
Money Market Funds	6,125,416	—	—	6,125,416
	$30,191,255	$—	$—	$30,191,255
See notes to financial statements.
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 93.4%
iShares Developed Real Estate Index Fund, Class K	121,490	$ 1,080,050
iShares ESG Aware MSCI EAFE ETF(b)	49,148	4,967,880
iShares ESG Aware MSCI EM ETF(b)	51,692	2,643,529
iShares ESG Aware MSCI USA ETF(b)	80,533	12,611,467
iShares ESG Aware MSCI USA Small-Cap ETF(b)	28,675	1,472,748
iShares MSCI Canada ETF(b)	11,501	673,959
iShares MSCI EAFE Small-Cap ETF(b)	9,702	810,990
iShares MSCI Emerging Markets Small-Cap ETF	5,080	390,454
		24,651,077
Fixed-Income Funds — 6.5%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	26,418	1,254,327
iShares TIPS Bond ETF(b)	4,044	451,149
		1,705,476
Money Market Funds — 25.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	6,583,223	6,585,198
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	103,223	103,223
		6,688,421
Total Investments — 125.2% (Cost: $27,198,038)		33,044,974
Liabilities in Excess of Other Assets — (25.2)%		(6,642,097)
Net Assets — 100.0%		$ 26,402,877

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,019,087	$ —	$ (1,432,103)(a)	$ (1,902)	$ 116	$ 6,585,198	6,583,223	$ 8,186 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	38,027	65,196 (a)	—	—	—	103,223	103,223	942	—
iShares Developed Real Estate Index Fund, Class K	973,502	134,247	(87,307)	602	59,006	1,080,050	121,490	31,640	19,681
iShares ESG Aware MSCI EAFE ETF	4,477,006	664,597	(516,956)	19,572	323,661	4,967,880	49,148	85,176	—
iShares ESG Aware MSCI EM ETF	2,135,199	419,096	(256,803)	10,105	335,932	2,643,529	51,692	35,079	—
iShares ESG Aware MSCI USA ETF	11,445,930	1,507,137	(900,819)	(10,049)	569,268	12,611,467	80,533	65,502	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,360,506	84,914	(147,661)	4,748	170,241	1,472,748	28,675	7,224	—
iShares ESG Aware U.S. Aggregate Bond ETF	993,809	321,305	(44,805)	(557)	(15,425)	1,254,327	26,418	20,983	—
iShares MSCI Canada ETF	581,277	39,739	(37,322)	1,269	88,996	673,959	11,501	5,477	—
iShares MSCI EAFE Small-Cap ETF	723,843	95,228	(80,601)	3,688	68,832	810,990	9,702	14,668	—
iShares MSCI Emerging Markets Small-Cap ETF	338,532	31,664	(20,131)	368	40,021	390,454	5,080	8,333	—
iShares TIPS Bond ETF	355,191	111,590	(16,677)	(146)	1,191	451,149	4,044	3,374	—
				$ 27,698	$ 1,641,839	$ 33,044,974		$ 286,584	$ 19,681

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 24,651,077	$ —	$ —	$ 24,651,077
Fixed-Income Funds	1,705,476	—	—	1,705,476
Money Market Funds	6,688,421	—	—	6,688,421
	$33,044,974	$—	$—	$33,044,974
See notes to financial statements.
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2055 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 97.8%
iShares Developed Real Estate Index Fund, Class K	96,208	$ 855,291
iShares ESG Aware MSCI EAFE ETF(b)	39,628	4,005,598
iShares ESG Aware MSCI EM ETF(b)	41,933	2,144,454
iShares ESG Aware MSCI USA ETF	64,808	10,148,933
iShares ESG Aware MSCI USA Small-Cap ETF(b)	22,974	1,179,945
iShares MSCI Canada ETF	9,161	536,835
iShares MSCI EAFE Small-Cap ETF(b)	7,630	637,792
iShares MSCI Emerging Markets Small-Cap ETF	3,947	303,371
		19,812,219
Fixed-Income Funds — 2.0%
iShares ESG Aware U.S. Aggregate Bond ETF	6,084	288,868
iShares TIPS Bond ETF(b)	990	110,444
		399,312
Money Market Funds — 33.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	6,782,758	6,784,792
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	60,315	60,315
		6,845,107
Total Investments — 133.6% (Cost: $22,725,201)		27,056,638
Liabilities in Excess of Other Assets — (33.6)%		(6,809,397)
Net Assets — 100.0%		$ 20,247,241

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,878,818	$ 1,905,842 (a)	$ —	$ (48)	$ 180	$ 6,784,792	6,782,758	$ 5,937 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	21,922	38,393 (a)	—	—	—	60,315	60,315	688	—
iShares Developed Real Estate Index Fund, Class K	725,023	101,683	(17,475)	(750)	46,810	855,291	96,208	24,072	14,608
iShares ESG Aware MSCI EAFE ETF	3,403,003	602,865	(259,826)	4,238	255,318	4,005,598	39,628	65,834	—
iShares ESG Aware MSCI EM ETF	1,617,420	371,825	(114,398)	3,560	266,047	2,144,454	41,933	26,910	—
iShares ESG Aware MSCI USA ETF	8,694,717	1,578,103	(575,497)	(11,479)	463,089	10,148,933	64,808	51,400	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,043,312	99,128	(99,259)	1,794	134,970	1,179,945	22,974	5,650	—
iShares ESG Aware U.S. Aggregate Bond ETF	223,700	74,835	(5,870)	(881)	(2,916)	288,868	6,084	4,769	—
iShares MSCI Canada ETF	441,235	38,820	(13,238)	(188)	70,206	536,835	9,161	4,190	—
iShares MSCI EAFE Small-Cap ETF	567,917	69,775	(55,458)	1,410	54,148	637,792	7,630	11,385	—
iShares MSCI Emerging Markets Small-Cap ETF	260,622	32,514	(21,766)	671	31,330	303,371	3,947	6,577	—
iShares TIPS Bond ETF	81,085	31,259	(2,210)	(268)	578	110,444	990	753	—
				$ (1,941)	$ 1,319,760	$ 27,056,638		$ 208,165	$ 14,608

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 19,812,219	$ —	$ —	$ 19,812,219
Fixed-Income Funds	399,312	—	—	399,312
Money Market Funds	6,845,107	—	—	6,845,107
	$27,056,638	$—	$—	$27,056,638
See notes to financial statements.
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2060 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	76,669	$ 681,583
iShares ESG Aware MSCI EAFE ETF(b)	33,076	3,343,321
iShares ESG Aware MSCI EM ETF(b)	34,640	1,771,490
iShares ESG Aware MSCI USA ETF	53,848	8,432,597
iShares ESG Aware MSCI USA Small-Cap ETF(b)	19,177	984,931
iShares MSCI Canada ETF(b)	7,679	449,989
iShares MSCI EAFE Small-Cap ETF(b)	6,523	545,258
iShares MSCI Emerging Markets Small-Cap ETF	3,309	254,333
		16,463,502
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	2,796	132,754
iShares TIPS Bond ETF(b)	285	31,795
		164,549
Money Market Funds — 35.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	5,872,205	5,873,967
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	50,358	50,358
		5,924,325
Total Investments — 135.5% (Cost: $18,315,548)		22,552,376
Liabilities in Excess of Other Assets — (35.5)%		(5,904,679)
Net Assets — 100.0%		$ 16,647,697

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,683,611	$ 191,506 (a)	$ —	$ (1,370)	$ 220	$ 5,873,967	5,872,205	$ 6,060 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	33,602	16,756 (a)	—	—	—	50,358	50,358	619	—
iShares Developed Real Estate Index Fund, Class K	622,883	86,036	(65,417)	239	37,842	681,583	76,669	20,165	12,517
iShares ESG Aware MSCI EAFE ETF	2,886,566	502,044	(268,136)	5,063	217,784	3,343,321	33,076	55,863	—
iShares ESG Aware MSCI EM ETF	1,370,776	304,478	(131,887)	6,145	221,978	1,771,490	34,640	22,773	—
iShares ESG Aware MSCI USA ETF	7,388,086	1,116,020	(445,446)	(9,942)	383,879	8,432,597	53,848	42,938	—
iShares ESG Aware MSCI USA Small-Cap ETF	884,420	77,299	(91,607)	937	113,882	984,931	19,177	4,740	—
iShares ESG Aware U.S. Aggregate Bond ETF	119,342	18,627	(3,353)	(615)	(1,247)	132,754	2,796	2,444	—
iShares MSCI Canada ETF	372,076	34,954	(16,412)	67	59,304	449,989	7,679	3,560	—
iShares MSCI EAFE Small-Cap ETF	476,617	75,730	(53,918)	845	45,984	545,258	6,523	9,672	—
iShares MSCI Emerging Markets Small-Cap ETF	221,115	23,819	(17,281)	338	26,342	254,333	3,309	5,478	—
iShares TIPS Bond ETF	26,398	5,892	(555)	(75)	135	31,795	285	245	—
				$ 1,632	$ 1,106,103	$ 22,552,376		$ 174,557	$ 12,517

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 16,463,502	$ —	$ —	$ 16,463,502
Fixed-Income Funds	164,549	—	—	164,549
Money Market Funds	5,924,325	—	—	5,924,325
	$22,552,376	$—	$—	$22,552,376
See notes to financial statements.
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2065 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 98.9%
iShares Developed Real Estate Index Fund, Class K	41,341	$ 367,519
iShares ESG Aware MSCI EAFE ETF(b)	17,582	1,777,189
iShares ESG Aware MSCI EM ETF(b)	18,561	949,210
iShares ESG Aware MSCI USA ETF	28,696	4,493,792
iShares ESG Aware MSCI USA Small-Cap ETF(b)	10,178	522,742
iShares MSCI Canada ETF(b)	4,105	240,553
iShares MSCI EAFE Small-Cap ETF(b)	3,423	286,129
iShares MSCI Emerging Markets Small-Cap ETF	1,773	136,275
		8,773,409
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	1,847	87,696
Money Market Funds — 38.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	3,372,026	3,373,038
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	24,230	24,230
		3,397,268
Total Investments — 138.2% (Cost: $9,678,038)		12,258,373
Liabilities in Excess of Other Assets — (38.2)%		(3,387,977)
Net Assets — 100.0%		$ 8,870,396

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,095,594	$ 1,277,354 (a)	$ —	$ (40)	$ 130	$ 3,373,038	3,372,026	$ 2,215 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	7,620	16,610 (a)	—	—	—	24,230	24,230	342	—
iShares Developed Real Estate Index Fund, Class K	318,147	51,676	(23,494)	679	20,511	367,519	41,341	10,431	6,420
iShares ESG Aware MSCI EAFE ETF	1,510,061	284,540	(137,008)	3,141	116,455	1,777,189	17,582	29,298	—
iShares ESG Aware MSCI EM ETF	717,721	178,034	(68,872)	2,988	119,339	949,210	18,561	11,990	—
iShares ESG Aware MSCI USA ETF	3,865,582	651,251	(224,882)	(1,566)	203,407	4,493,792	28,696	22,772	—
iShares ESG Aware MSCI USA Small-Cap ETF	463,533	44,344	(46,739)	489	61,115	522,742	10,178	2,510	—
iShares ESG Aware U.S. Aggregate Bond ETF	75,980	14,541	(1,628)	(299)	(898)	87,696	1,847	1,578	—
iShares MSCI Canada ETF	195,298	22,483	(8,886)	202	31,456	240,553	4,105	1,857	—
iShares MSCI EAFE Small-Cap ETF	251,950	37,079	(28,316)	795	24,621	286,129	3,423	5,079	—
iShares MSCI Emerging Markets Small-Cap ETF	115,970	17,713	(12,072)	501	14,163	136,275	1,773	2,943	—
				$ 6,890	$ 590,299	$ 12,258,373		$ 91,015	$ 6,420

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 8,773,409	$ —	$ —	$ 8,773,409
Fixed-Income Funds	87,696	—	—	87,696
Money Market Funds	3,397,268	—	—	3,397,268
	$12,258,373	$—	$—	$12,258,373
See notes to financial statements.
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2026
BlackRock LifePath® ESG Index 2070 Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies(a)
Equity Funds — 99.5%
iShares Developed Real Estate Index Fund, Class K	14,273	$ 126,885
iShares ESG Aware MSCI EAFE ETF(b)	6,142	620,833
iShares ESG Aware MSCI EM ETF(b)	6,503	332,563
iShares ESG Aware MSCI USA ETF	10,034	1,571,325
iShares ESG Aware MSCI USA Small-Cap ETF(b)	3,591	184,434
iShares MSCI Canada ETF(b)	1,442	84,501
iShares MSCI EAFE Small-Cap ETF(b)	1,190	99,472
iShares MSCI Emerging Markets Small-Cap ETF	621	47,731
		3,067,744
Fixed-Income Funds — 1.0%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	646	30,672
Money Market Funds — 37.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)	1,162,909	1,163,258
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)	4,169	4,169
		1,167,427
Total Investments — 138.3% (Cost: $3,736,480)		4,265,843
Liabilities in Excess of Other Assets — (38.3)%		(1,182,391)
Net Assets — 100.0%		$ 3,083,452

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 885,765	$ 277,476 (a)	$ —	$ (38)	$ 55	$ 1,163,258	1,162,909	$ 756 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,059	—	(890)(a)	—	—	4,169	4,169	3,810	—
iShares Developed Real Estate Index Fund, Class K	104,745	25,047	(9,917)	(812)	7,822	126,885	14,273	3,660	2,087
iShares ESG Aware MSCI EAFE ETF	508,436	129,184	(57,981)	3,006	38,188	620,833	6,142	9,731	—
iShares ESG Aware MSCI EM ETF	242,086	74,556	(25,928)	1,870	39,979	332,563	6,503	3,978	—
iShares ESG Aware MSCI USA ETF	1,291,969	296,406	(91,080)	(910)	74,940	1,571,325	10,034	7,768	—
iShares ESG Aware MSCI USA Small-Cap ETF	154,541	26,256	(17,572)	807	20,402	184,434	3,591	855	—
iShares ESG Aware U.S. Aggregate Bond ETF	25,150	6,495	(575)	(9)	(389)	30,672	646	521	—
iShares MSCI Canada ETF	64,795	11,761	(2,669)	75	10,539	84,501	1,442	608	—
iShares MSCI EAFE Small-Cap ETF	82,993	17,104	(9,344)	397	8,322	99,472	1,190	1,653	—
iShares MSCI Emerging Markets Small-Cap ETF	37,438	7,824	(2,551)	134	4,886	47,731	621	930	—
				$ 4,520	$ 204,744	$ 4,265,843		$ 34,270	$ 2,087

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock LifePath® ESG Index 2070 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,067,744	$ —	$ —	$ 3,067,744
Fixed-Income Funds	30,672	—	—	30,672
Money Market Funds	1,167,427	—	—	1,167,427
	$4,265,843	$—	$—	$4,265,843
See notes to financial statements.
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2026

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 16,598,624	$ 20,111,584	$ 22,182,599	$ 33,269,948
Receivables:
Investments sold	269,046	301,690	269,771	374,717
Securities lending income — affiliated	450	496	1,832	2,141
Capital shares sold	1,492	2,300	4,575	8,205
Dividends — affiliated	119	212	4	134
From the Administrator	28	—	—	—
From the Manager	1,139	1,466	1,629	2,964
Total assets	16,870,898	20,417,748	22,460,410	33,658,109
LIABILITIES
Collateral on securities loaned	2,610,366	2,944,355	5,188,214	5,055,150
Payables:
Investments purchased	271,403	304,785	317,322	414,437
Administration fees	—	290	257	1,618
Capital shares redeemed	—	—	603	1,589
Trustees’ and Officer’s fees	243	211	209	242
Professional fees	9,717	9,666	9,667	9,652
Service fees	109	389	144	102
Total liabilities	2,891,838	3,259,696	5,516,416	5,482,790
Commitments and contingent liabilities
NET ASSETS	$ 13,979,060	$ 17,158,052	$ 16,943,994	$ 28,175,319
NET ASSETS CONSIST OF
Paid-in capital	$ 12,357,260	$ 14,896,405	$ 14,507,488	$ 22,988,939
Accumulated earnings	1,621,800	2,261,647	2,436,506	5,186,380
NET ASSETS	$ 13,979,060	$ 17,158,052	$ 16,943,994	$ 28,175,319
Statements of Assets and Liabilities
23

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2026
	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
NET ASSET VALUE
Institutional
Net assets	$ 265,255	$ 195,260	$ 603,708	$ 1,682,456
Shares outstanding	22,831	15,033	41,989	108,608
Net asset value	$ 11.62	$ 12.99	$ 14.38	$ 15.49
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 572,989	$ 2,038,680	$ 794,401	$ 535,479
Shares outstanding	49,439	157,275	55,330	34,589
Net asset value	$ 11.59	$ 12.96	$ 14.36	$ 15.48
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 13,140,816	$ 14,924,112	$ 15,545,885	$ 25,957,384
Shares outstanding	1,130,982	1,148,771	1,080,838	1,674,858
Net asset value	$ 11.62	$ 12.99	$ 14.38	$ 15.50
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$14,693,612	$17,732,037	$19,675,683	$28,012,300
(b) Securities loaned, at value	$2,606,118	$2,933,140	$5,151,171	$4,996,728
See notes to financial statements.
24
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2026

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 30,191,255	$ 33,044,974	$ 27,056,638	$ 22,552,376
Receivables:
Investments sold	253,204	263,215	165,514	88,003
Securities lending income — affiliated	795	1,330	1,544	745
Capital shares sold	2,582	4,807	6,700	12,056
Dividends — affiliated	7	6	6	5
From the Manager	2,660	3,072	2,412	1,987
Total assets	30,450,503	33,317,404	27,232,814	22,655,172
LIABILITIES
Collateral on securities loaned	6,038,494	6,585,828	6,784,118	5,874,468
Payables:
Investments purchased	292,799	315,429	188,891	107,527
Administration fees	1,123	1,374	612	255
Capital shares redeemed	978	1,764	1,976	14,952
Trustees’ and Officer’s fees	249	231	246	219
Professional fees	9,660	9,653	9,666	9,667
Service fees	400	248	64	387
Total liabilities	6,343,703	6,914,527	6,985,573	6,007,475
Commitments and contingent liabilities
NET ASSETS	$ 24,106,800	$ 26,402,877	$ 20,247,241	$ 16,647,697
NET ASSETS CONSIST OF
Paid-in capital	$ 19,240,210	$ 20,589,305	$ 15,960,895	$ 12,450,127
Accumulated earnings	4,866,590	5,813,572	4,286,346	4,197,570
NET ASSETS	$ 24,106,800	$ 26,402,877	$ 20,247,241	$ 16,647,697
NET ASSET VALUE
Institutional
Net assets	$ 862,443	$ 940,979	$ 805,415	$ 1,084,796
Shares outstanding	50,981	53,224	44,826	60,153
Net asset value	$ 16.92	$ 17.68	$ 17.97	$ 18.03
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Investor A
Net assets	$ 2,066,284	$ 1,277,937	$ 339,994	$ 2,001,507
Shares outstanding	122,416	72,402	18,934	111,222
Net asset value	$ 16.88	$ 17.65	$ 17.96	$ 18.00
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
Class K
Net assets	$ 21,178,073	$ 24,183,961	$ 19,101,832	$ 13,561,394
Shares outstanding	1,250,957	1,367,033	1,062,813	751,385
Net asset value	$ 16.93	$ 17.69	$ 17.97	$ 18.05
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	No par value	No par value	No par value	No par value
(a) Investments, at cost—affiliated	$25,285,876	$27,198,038	$22,725,201	$18,315,548
(b) Securities loaned, at value	$5,964,536	$6,535,378	$6,774,941	$5,878,023
See notes to financial statements.
Statements of Assets and Liabilities
25

Statements of Assets and Liabilities (unaudited) (continued)
April 30, 2026

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund
ASSETS
Investments, at value — affiliated(a)(b)	$ 12,258,373	$ 4,265,843
Receivables:
Investments sold	71,561	26,777
Securities lending income — affiliated	308	137
Capital shares sold	4,017	266
Dividends — affiliated	2	77
From the Administrator	707	1,754
From the Manager	1,065	374
Total assets	12,336,033	4,295,228
LIABILITIES
Collateral on securities loaned	3,372,481	1,163,282
Payables:
Investments purchased	79,678	25,268
Capital shares redeemed	3,297	—
Trustees’ and Officer’s fees	224	262
Professional fees	9,673	22,940
Service fees	284	24
Total liabilities	3,465,637	1,211,776
Commitments and contingent liabilities
NET ASSETS	$ 8,870,396	$ 3,083,452
NET ASSETS CONSIST OF
Paid-in capital	$ 6,305,624	$ 2,546,800
Accumulated earnings	2,564,772	536,652
NET ASSETS	$ 8,870,396	$ 3,083,452
NET ASSET VALUE
Institutional
Net assets	$ 306,397	$ 124,967
Shares outstanding	17,160	10,064
Net asset value	$ 17.86	$ 12.42
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Investor A
Net assets	$ 1,482,306	$ 124,041
Shares outstanding	83,181	10,000
Net asset value	$ 17.82	$ 12.40
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
Class K
Net assets	$ 7,081,693	$ 2,834,444
Shares outstanding	396,496	228,216
Net asset value	$ 17.86	$ 12.42
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
(a) Investments, at cost—affiliated	$9,678,038	$3,736,480
(b) Securities loaned, at value	$3,367,551	$1,161,866
See notes to financial statements.
26
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2026

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund	BlackRock LifePath® ESG Index 2040 Fund
INVESTMENT INCOME
Dividends — affiliated	$215,516	$229,109	$210,873	$340,891
Securities lending income — affiliated — net	3,634	4,079	6,264	11,264
Total investment income	219,150	233,188	217,137	352,155
EXPENSES
Administration — class specific	10,475	12,285	11,986	20,373
Professional	8,416	8,371	8,371	8,371
Trustees and Officer	3,691	3,649	3,649	3,739
Investment advisory	3,421	3,928	3,893	6,618
Service — class specific	731	2,280	831	647
Miscellaneous	55	55	57	57
Total expenses	26,789	30,568	28,787	39,805
Less fees waived and/or reimbursed by the Administrator/Manager	(22,158)	(24,420)	(25,218)	(36,002)
Total expenses after fees waived and/or reimbursed	4,631	6,148	3,569	3,803
Net investment income	214,519	227,040	213,568	348,352
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	82,199	41,559	(34,272)	48,845
Capital gain distributions from underlying funds — affiliated	6,205	7,248	8,729	18,086
	88,404	48,807	(25,543)	66,931
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	288,512	477,777	702,902	1,344,000
	288,512	477,777	702,902	1,344,000
Net realized and unrealized gain	376,916	526,584	677,359	1,410,931
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$591,435	$753,624	$890,927	$1,759,283
See notes to financial statements.
Statements of Operations
27

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2026

	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund	BlackRock LifePath® ESG Index 2060 Fund
INVESTMENT INCOME
Dividends — affiliated	$257,222	$278,398	$202,228	$168,497
Securities lending income — affiliated — net	6,856	8,186	5,937	6,060
Total investment income	264,078	286,584	208,165	174,557
EXPENSES
Administration — class specific	16,821	18,502	13,739	11,924
Professional	8,371	8,371	8,371	8,371
Investment advisory	5,381	5,994	4,495	3,743
Trustees and Officer	3,709	3,709	3,712	3,649
Service — class specific	2,406	1,512	392	2,347
Miscellaneous	57	57	56	58
Total expenses	36,745	38,145	30,765	30,092
Less fees waived and/or reimbursed by the Administrator/Manager	(32,549)	(35,747)	(30,116)	(27,090)
Total expenses after fees waived and/or reimbursed	4,196	2,398	649	3,002
Net investment income	259,882	284,186	207,516	171,555
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	8,782	27,698	(1,941)	1,632
Capital gain distributions from underlying funds — affiliated	16,543	19,681	14,608	12,517
	25,325	47,379	12,667	14,149
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	1,335,393	1,641,839	1,319,760	1,106,103
	1,335,393	1,641,839	1,319,760	1,106,103
Net realized and unrealized gain	1,360,718	1,689,218	1,332,427	1,120,252
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,600	$1,973,404	$1,539,943	$1,291,807
See notes to financial statements.
28
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited) (continued)
Six Months Ended April 30, 2026

	BlackRock LifePath® ESG Index 2065 Fund	BlackRock LifePath® ESG Index 2070 Fund
INVESTMENT INCOME
Dividends — affiliated	$88,800	$33,514
Securities lending income — affiliated — net	2,215	756
Total investment income	91,015	34,270
EXPENSES
Professional	8,371	7,843
Administration — class specific	6,374	2,025
Trustees and Officer	3,646	3,640
Investment advisory	1,988	655
Service — class specific	1,708	146
Miscellaneous	57	42
Total expenses	22,144	14,351
Less fees waived and/or reimbursed by the Administrator/Manager	(20,026)	(14,143)
Total expenses after fees waived and/or reimbursed	2,118	208
Net investment income	88,897	34,062
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	6,890	4,520
Capital gain distributions from underlying funds — affiliated	6,420	2,087
	13,310	6,607
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	590,299	204,744
	590,299	204,744
Net realized and unrealized gain	603,609	211,351
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$692,506	$245,413
See notes to financial statements.
Statements of Operations
29

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2030 Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$214,519	$268,066	$227,040	$215,554
Net realized gain (loss)	88,404	(230,529)	48,807	4,371
Net change in unrealized appreciation (depreciation)	288,512	1,069,770	477,777	1,072,880
Net increase in net assets resulting from operations	591,435	1,107,307	753,624	1,292,805
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(6,260)	(2,945)	(4,056)	(6,871)
Investor A	(13,285)	(12,847)	(33,960)	(74,855)
Class K	(327,724)	(95,105)	(305,675)	(236,194)
Decrease in net assets resulting from distributions to shareholders	(347,269)	(110,897)	(343,691)	(317,920)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(469,182)	5,623,618	1,055,702	8,721,985
NET ASSETS
Total increase (decrease) in net assets	(225,016)	6,620,028	1,465,635	9,696,870
Beginning of period	14,204,076	7,584,048	15,692,417	5,995,547
End of period	$13,979,060	$14,204,076	$17,158,052	$15,692,417

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
30
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2035 Fund		BlackRock LifePath® ESG Index 2040 Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$213,568	$175,723	$348,352	$331,443
Net realized gain (loss)	(25,543)	(51,683)	66,931	(75,852)
Net change in unrealized appreciation (depreciation)	702,902	1,180,395	1,344,000	2,476,215
Net increase in net assets resulting from operations	890,927	1,304,435	1,759,283	2,731,806
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,634)	(4,353)	(29,019)	(19,649)
Investor A	(10,189)	(7,963)	(8,847)	(16,843)
Class K	(264,209)	(131,648)	(455,957)	(556,276)
Decrease in net assets resulting from distributions to shareholders	(285,032)	(143,964)	(493,823)	(592,768)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,809,154	9,298,725	1,198,227	13,419,879
NET ASSETS
Total increase in net assets	2,415,049	10,459,196	2,463,687	15,558,917
Beginning of period	14,528,945	4,069,749	25,711,632	10,152,715
End of period	$16,943,994	$14,528,945	$28,175,319	$25,711,632

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
31

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2045 Fund		BlackRock LifePath® ESG Index 2050 Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$259,882	$228,560	$284,186	$218,164
Net realized gain (loss)	25,325	(47,175)	47,379	(76,778)
Net change in unrealized appreciation (depreciation)	1,335,393	2,227,234	1,641,839	2,601,516
Net increase in net assets resulting from operations	1,620,600	2,408,619	1,973,404	2,742,902
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(14,156)	(4,451)	(14,382)	(4,998)
Investor A	(29,377)	(24,918)	(16,433)	(18,119)
Class K	(326,911)	(180,876)	(349,511)	(202,357)
Decrease in net assets resulting from distributions to shareholders	(370,444)	(210,245)	(380,326)	(225,474)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,233,553	11,404,262	1,378,800	12,919,089
NET ASSETS
Total increase in net assets	3,483,709	13,602,636	2,971,878	15,436,517
Beginning of period	20,623,091	7,020,455	23,430,999	7,994,482
End of period	$24,106,800	$20,623,091	$26,402,877	$23,430,999

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
32
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2055 Fund		BlackRock LifePath® ESG Index 2060 Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$207,516	$150,174	$171,555	$143,318
Net realized gain (loss)	12,667	(60,675)	14,149	(44,575)
Net change in unrealized appreciation (depreciation)	1,319,760	1,892,045	1,106,103	1,767,589
Net increase in net assets resulting from operations	1,539,943	1,981,544	1,291,807	1,866,332
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,791)	(5,122)	(14,424)	(8,569)
Investor A	(3,706)	(5,310)	(25,151)	(32,062)
Class K	(259,759)	(136,620)	(197,161)	(116,592)
Decrease in net assets resulting from distributions to shareholders	(274,256)	(147,052)	(236,736)	(157,223)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,897,290	10,430,725	1,185,761	6,619,633
NET ASSETS
Total increase in net assets	3,162,977	12,265,217	2,240,832	8,328,742
Beginning of period	17,084,264	4,819,047	14,406,865	6,078,123
End of period	$20,247,241	$17,084,264	$16,647,697	$14,406,865

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
33

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2065 Fund		BlackRock LifePath® ESG Index 2070 Fund
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$88,897	$89,446	$34,062	$41,064
Net realized gain (loss)	13,310	(19,265)	6,607	(6,306)
Net change in unrealized appreciation (depreciation)	590,299	1,006,660	204,744	384,369
Net increase in net assets resulting from operations	692,506	1,076,841	245,413	419,127
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(4,555)	(3,764)	(2,343)	(1,738)
Investor A	(19,492)	(25,317)	(2,076)	(1,671)
Class K	(106,984)	(82,518)	(46,656)	(31,530)
Decrease in net assets resulting from distributions to shareholders	(131,031)	(111,599)	(51,075)	(34,939)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	792,179	2,482,959	402,338	144,462
NET ASSETS
Total increase in net assets	1,353,654	3,448,201	596,676	528,650
Beginning of period	7,516,742	4,068,541	2,486,776	1,958,126
End of period	$8,870,396	$7,516,742	$3,083,452	$2,486,776

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
34
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$11.44	$10.39	$9.00	$8.89	$11.11	$9.79
Net investment income(a)	0.17	0.30	0.29	0.25	0.22	0.17
Net realized and unrealized gain (loss)	0.28	0.89	1.38	0.09	(2.09)	1.32
Net increase (decrease) from investment operations	0.45	1.19	1.67	0.34	(1.87)	1.49
Distributions(b)
From net investment income	(0.27)	(0.10)	(0.28)	(0.23)	(0.21)	(0.17)
From net realized gain	—	(0.04)	—	—	(0.14)	(0.00)(c)
Total distributions	(0.27)	(0.14)	(0.28)	(0.23)	(0.35)	(0.17)
Net asset value, end of period	$11.62	$11.44	$10.39	$9.00	$8.89	$11.11
Total Return(d)
Based on net asset value	4.05%(e)	11.66%	18.55%	3.78%	(17.14)%	15.30%
Ratios to Average Net Assets(f)
Total expenses	0.43%(g)	0.56%	4.90%(h)	1.19%	1.31%	1.35%
Total expenses after fees waived and/or reimbursed	0.10%(g)	0.11%	0.11%	0.11%	0.11%	0.12%
Net investment income	3.09%(g)	2.78%	2.82%	2.64%	2.21%	1.57%
Supplemental Data
Net assets, end of period (000)	$265	$261	$210	$90	$89	$111
Portfolio turnover rate	18%	22%	11%	12%	17%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.86% respectively.
See notes to financial statements.
Financial Highlights
35

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$11.40	$10.37	$9.00	$8.89	$11.11	$9.79
Net investment income(a)	0.16	0.29	0.24	0.22	0.20	0.14
Net realized and unrealized gain (loss)	0.27	0.88	1.40	0.10	(2.09)	1.32
Net increase (decrease) from investment operations	0.43	1.17	1.64	0.32	(1.89)	1.46
Distributions(b)
From net investment income	(0.24)	(0.10)	(0.27)	(0.21)	(0.19)	(0.14)
From net realized gain	—	(0.04)	—	—	(0.14)	(0.00)(c)
Total distributions	(0.24)	(0.14)	(0.27)	(0.21)	(0.33)	(0.14)
Net asset value, end of period	$11.59	$11.40	$10.37	$9.00	$8.89	$11.11
Total Return(d)
Based on net asset value	3.82%(e)	11.42%	18.30%	3.50%	(17.34)%	15.02%
Ratios to Average Net Assets(f)
Total expenses	0.68%(g)	0.79%	5.05%(h)	1.44%	1.57%	1.60%
Total expenses after fees waived and/or reimbursed	0.35%(g)	0.36%	0.36%	0.36%	0.36%	0.37%
Net investment income	2.91%(g)	2.71%	2.38%	2.39%	1.98%	1.32%
Supplemental Data
Net assets, end of period (000)	$573	$631	$960	$134	$148	$129
Portfolio turnover rate	18%	22%	11%	12%	17%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 1.03% respectively.
See notes to financial statements.
36
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$11.45	$10.39	$9.00	$8.89	$11.11	$9.79
Net investment income(a)	0.18	0.30	0.29	0.26	0.23	0.17
Net realized and unrealized gain (loss)	0.27	0.90	1.38	0.09	(2.09)	1.32
Net increase (decrease) from investment operations	0.45	1.20	1.67	0.35	(1.86)	1.49
Distributions(b)
From net investment income	(0.28)	(0.10)	(0.28)	(0.24)	(0.22)	(0.17)
From net realized gain	—	(0.04)	—	—	(0.14)	(0.00)(c)
Total distributions	(0.28)	(0.14)	(0.28)	(0.24)	(0.36)	(0.17)
Net asset value, end of period	$11.62	$11.45	$10.39	$9.00	$8.89	$11.11
Total Return(d)
Based on net asset value	4.02%(e)	11.77%	18.60%	3.84%	(17.10)%	15.35%
Ratios to Average Net Assets(f)
Total expenses	0.38%(g)	0.50%	4.85%(h)	1.10%	1.26%	1.30%
Total expenses after fees waived and/or reimbursed	0.05%(g)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income	3.15%(g)	2.84%	2.87%	2.76%	2.26%	1.62%
Supplemental Data
Net assets, end of period (000)	$13,141	$13,313	$6,414	$2,686	$1,615	$2,000
Portfolio turnover rate	18%	22%	11%	12%	17%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses would have been 0.81% respectively.
See notes to financial statements.
Financial Highlights
37

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$12.68	$11.80	$9.78	$9.48	$11.92	$9.73
Net investment income(a)	0.18	0.29	0.31	0.24	0.25	0.17
Net realized and unrealized gain (loss)	0.40	1.24	1.81	0.28	(2.39)	2.19
Net increase (decrease) from investment operations	0.58	1.53	2.12	0.52	(2.14)	2.36
Distributions(b)
From net investment income	(0.25)	(0.35)	(0.10)	(0.22)	(0.24)	(0.17)
From net realized gain	(0.02)	(0.30)	—	—	(0.06)	(0.00)(c)
Total distributions	(0.27)	(0.65)	(0.10)	(0.22)	(0.30)	(0.17)
Net asset value, end of period	$12.99	$12.68	$11.80	$9.78	$9.48	$11.92
Total Return(d)
Based on net asset value	4.70%(e)	13.63%	21.83%	5.48%	(18.24)%	24.34%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.59%	0.61%	0.92%	0.92%	1.05%
Total expenses after fees waived and/or reimbursed	0.09%(g)	0.10%	0.10%	0.09%	0.09%	0.08%
Net investment income	2.89%(g)	2.47%	2.73%	2.40%	2.32%	1.47%
Supplemental Data
Net assets, end of period (000)	$195	$184	$125	$104	$101	$253
Portfolio turnover rate	10%	27%	50%	31%	16%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
38
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$12.64	$11.77	$9.77	$9.47	$11.91	$9.72
Net investment income(a)	0.16	0.27	0.28	0.21	0.21	0.15
Net realized and unrealized gain (loss)	0.40	1.22	1.82	0.28	(2.38)	2.19
Net increase (decrease) from investment operations	0.56	1.49	2.10	0.49	(2.17)	2.34
Distributions(b)
From net investment income	(0.22)	(0.32)	(0.10)	(0.19)	(0.21)	(0.15)
From net realized gain	(0.02)	(0.30)	—	—	(0.06)	(0.00)(c)
Total distributions	(0.24)	(0.62)	(0.10)	(0.19)	(0.27)	(0.15)
Net asset value, end of period	$12.96	$12.64	$11.77	$9.77	$9.47	$11.91
Total Return(d)
Based on net asset value	4.54%(e)	13.32%	21.59%	5.16%	(18.44)%	24.17%
Ratios to Average Net Assets(f)
Total expenses	0.65%(g)	0.84%	0.86%	1.17%	1.19%	1.25%
Total expenses after fees waived and/or reimbursed	0.34%(g)	0.35%	0.35%	0.34%	0.34%	0.33%
Net investment income	2.59%(g)	2.27%	2.49%	2.08%	2.01%	1.31%
Supplemental Data
Net assets, end of period (000)	$2,039	$1,729	$1,414	$1,109	$1,018	$1,246
Portfolio turnover rate	10%	27%	50%	31%	16%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
39

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$12.68	$11.80	$9.78	$9.48	$11.92	$9.73
Net investment income(a)	0.18	0.30	0.30	0.25	0.25	0.18
Net realized and unrealized gain (loss)	0.41	1.23	1.83	0.28	(2.39)	2.18
Net increase (decrease) from investment operations	0.59	1.53	2.13	0.53	(2.14)	2.36
Distributions(b)
From net investment income	(0.26)	(0.35)	(0.11)	(0.23)	(0.24)	(0.17)
From net realized gain	(0.02)	(0.30)	—	—	(0.06)	(0.00)(c)
Total distributions	(0.28)	(0.65)	(0.11)	(0.23)	(0.30)	(0.17)
Net asset value, end of period	$12.99	$12.68	$11.80	$9.78	$9.48	$11.92
Total Return(d)
Based on net asset value	4.77%(e)	13.67%	21.84%	5.55%	(18.18)%	24.40%
Ratios to Average Net Assets(f)
Total expenses	0.35%(g)	0.50%	0.56%	0.86%	0.89%	1.01%
Total expenses after fees waived and/or reimbursed	0.04%(g)	0.05%	0.05%	0.04%	0.04%	0.04%
Net investment income	2.93%(g)	2.52%	2.72%	2.50%	2.31%	1.60%
Supplemental Data
Net assets, end of period (000)	$14,924	$13,779	$4,456	$4,057	$1,756	$2,146
Portfolio turnover rate	10%	27%	50%	31%	16%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
40
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$13.86	$12.32	$10.02	$9.67	$12.34	$9.69
Net investment income(a)	0.19	0.27	0.30	0.24	0.26	0.20
Net realized and unrealized gain (loss)	0.60	1.60	2.15	0.37	(2.53)	2.65
Net increase (decrease) from investment operations	0.79	1.87	2.45	0.61	(2.27)	2.85
Distributions(b)
From net investment income	(0.27)	(0.24)	(0.11)	(0.23)	(0.25)	(0.20)
From net realized gain	—	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(c)
Total distributions	(0.27)	(0.33)	(0.15)	(0.26)	(0.40)	(0.20)
Net asset value, end of period	$14.38	$13.86	$12.32	$10.02	$9.67	$12.34
Total Return(d)
Based on net asset value	5.75%(e)	15.57%	24.57%	6.32%	(18.79)%	29.53%
Ratios to Average Net Assets(f)
Total expenses	0.40%(g)	0.63%	0.86%	1.02%	1.17%	1.26%
Total expenses after fees waived and/or reimbursed	0.08%(g)	0.09%	0.09%	0.08%	0.08%	0.07%
Net investment income	2.74%(g)	2.13%	2.59%	2.29%	2.37%	1.70%
Supplemental Data
Net assets, end of period (000)	$604	$549	$161	$232	$117	$148
Portfolio turnover rate	10%	12%	17%	14%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
41

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$13.82	$12.29	$10.02	$9.66	$12.34	$9.69
Net investment income(a)	0.17	0.24	0.27	0.21	0.23	0.17
Net realized and unrealized gain (loss)	0.60	1.60	2.14	0.39	(2.53)	2.65
Net increase (decrease) from investment operations	0.77	1.84	2.41	0.60	(2.30)	2.82
Distributions(b)
From net investment income	(0.23)	(0.22)	(0.10)	(0.21)	(0.23)	(0.17)
From net realized gain	—	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(c)
Total distributions	(0.23)	(0.31)	(0.14)	(0.24)	(0.38)	(0.17)
Net asset value, end of period	$14.36	$13.82	$12.29	$10.02	$9.66	$12.34
Total Return(d)
Based on net asset value	5.61%(e)	15.30%	24.19%	6.16%	(19.07)%	29.24%
Ratios to Average Net Assets(f)
Total expenses	0.66%(g)	0.88%	1.10%	1.27%	1.42%	1.50%
Total expenses after fees waived and/or reimbursed	0.33%(g)	0.34%	0.34%	0.33%	0.33%	0.32%
Net investment income	2.44%(g)	1.92%	2.28%	2.07%	2.14%	1.47%
Supplemental Data
Net assets, end of period (000)	$794	$630	$311	$209	$167	$161
Portfolio turnover rate	10%	12%	17%	14%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
42
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$13.86	$12.33	$10.02	$9.67	$12.34	$9.69
Net investment income(a)	0.19	0.29	0.30	0.25	0.26	0.20
Net realized and unrealized gain (loss)	0.59	1.58	2.16	0.37	(2.52)	2.65
Net increase (decrease) from investment operations	0.78	1.87	2.46	0.62	(2.26)	2.85
Distributions(b)
From net investment income	(0.26)	(0.25)	(0.11)	(0.24)	(0.26)	(0.20)
From net realized gain	—	(0.09)	(0.04)	(0.03)	(0.15)	(0.00)(c)
Total distributions	(0.26)	(0.34)	(0.15)	(0.27)	(0.41)	(0.20)
Net asset value, end of period	$14.38	$13.86	$12.33	$10.02	$9.67	$12.34
Total Return(d)
Based on net asset value	5.75%(e)	15.59%	24.68%	6.36%	(18.74)%	29.59%
Ratios to Average Net Assets(f)
Total expenses	0.36%(g)	0.54%	0.81%	0.97%	1.12%	1.22%
Total expenses after fees waived and/or reimbursed	0.03%(g)	0.03%	0.04%	0.03%	0.03%	0.02%
Net investment income	2.76%(g)	2.27%	2.59%	2.37%	2.43%	1.75%
Supplemental Data
Net assets, end of period (000)	$15,546	$13,350	$3,597	$2,706	$2,049	$2,222
Portfolio turnover rate	10%	12%	17%	14%	12%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
43

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$14.80	$13.24	$10.50	$9.91	$12.73	$9.65
Net investment income(a)	0.19	0.28	0.30	0.24	0.26	0.19
Net realized and unrealized gain (loss)	0.78	1.90	2.55	0.57	(2.70)	3.09
Net increase (decrease) from investment operations	0.97	2.18	2.85	0.81	(2.44)	3.28
Distributions(b)
From net investment income	(0.28)	(0.26)	(0.11)	(0.22)	(0.26)	(0.20)
From net realized gain	—	(0.36)	—	—	(0.12)	(0.00)(c)
Total distributions	(0.28)	(0.62)	(0.11)	(0.22)	(0.38)	(0.20)
Net asset value, end of period	$15.49	$14.80	$13.24	$10.50	$9.91	$12.73
Total Return(d)
Based on net asset value	6.66%(e)	17.18%	27.24%	8.15%	(19.53)%	34.16%
Ratios to Average Net Assets(f)
Total expenses	0.34%(g)	0.42%	0.50%	0.85%	1.08%	1.20%
Total expenses after fees waived and/or reimbursed	0.07%(g)	0.07%	0.08%	0.07%	0.06%	0.06%
Net investment income	2.58%(g)	2.07%	2.38%	2.23%	2.36%	1.60%
Supplemental Data
Net assets, end of period (000)	$1,682	$1,528	$417	$296	$264	$305
Portfolio turnover rate	8%	20%	55%	22%	13%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
44
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$14.76	$13.21	$10.49	$9.91	$12.73	$9.65
Net investment income(a)	0.18	0.24	0.27	0.21	0.23	0.17
Net realized and unrealized gain (loss)	0.78	1.90	2.55	0.57	(2.70)	3.08
Net increase (decrease) from investment operations	0.96	2.14	2.82	0.78	(2.47)	3.25
Distributions(b)
From net investment income	(0.24)	(0.23)	(0.10)	(0.20)	(0.23)	(0.17)
From net realized gain	—	(0.36)	—	—	(0.12)	(0.00)(c)
Total distributions	(0.24)	(0.59)	(0.10)	(0.20)	(0.35)	(0.17)
Net asset value, end of period	$15.48	$14.76	$13.21	$10.49	$9.91	$12.73
Total Return(d)
Based on net asset value	6.57%(e)	16.85%	27.01%	7.78%	(19.73)%	33.83%
Ratios to Average Net Assets(f)
Total expenses	0.59%(g)	0.68%	0.75%	1.10%	1.32%	1.48%
Total expenses after fees waived and/or reimbursed	0.32%(g)	0.33%	0.33%	0.32%	0.31%	0.31%
Net investment income	2.45%(g)	1.78%	2.14%	1.98%	2.07%	1.43%
Supplemental Data
Net assets, end of period (000)	$535	$542	$372	$248	$233	$180
Portfolio turnover rate	8%	20%	55%	22%	13%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
45

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$14.80	$13.24	$10.50	$9.91	$12.73	$9.65
Net investment income(a)	0.19	0.28	0.30	0.26	0.27	0.21
Net realized and unrealized gain (loss)	0.79	1.91	2.55	0.56	(2.70)	3.07
Net increase (decrease) from investment operations	0.98	2.19	2.85	0.82	(2.43)	3.28
Distributions(b)
From net investment income	(0.28)	(0.27)	(0.11)	(0.23)	(0.27)	(0.20)
From net realized gain	—	(0.36)	—	—	(0.12)	(0.00)(c)
Total distributions	(0.28)	(0.63)	(0.11)	(0.23)	(0.39)	(0.20)
Net asset value, end of period	$15.50	$14.80	$13.24	$10.50	$9.91	$12.73
Total Return(d)
Based on net asset value	6.73%(e)	17.26%	27.26%	8.22%	(19.49)%	34.20%
Ratios to Average Net Assets(f)
Total expenses	0.29%(g)	0.37%	0.45%	0.77%	1.02%	1.18%
Total expenses after fees waived and/or reimbursed	0.02%(g)	0.02%	0.03%	0.02%	0.01%	0.01%
Net investment income	2.64%(g)	2.09%	2.40%	2.38%	2.44%	1.74%
Supplemental Data
Net assets, end of period (000)	$25,957	$23,642	$9,364	$6,213	$2,254	$2,292
Portfolio turnover rate	8%	20%	55%	22%	13%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
46
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.02	$13.80	$10.75	$10.13	$13.06	$9.62
Net investment income(a)	0.20	0.26	0.29	0.23	0.27	0.21
Net realized and unrealized gain (loss)	0.99	2.29	2.87	0.61	(2.85)	3.43
Net increase (decrease) from investment operations	1.19	2.55	3.16	0.84	(2.58)	3.64
Distributions(b)
From net investment income	(0.29)	(0.25)	(0.11)	(0.22)	(0.27)	(0.20)
From net realized gain	(0.00)(c)	(0.08)	—	—	(0.08)	—
Total distributions	(0.29)	(0.33)	(0.11)	(0.22)	(0.35)	(0.20)
Net asset value, end of period	$16.92	$16.02	$13.80	$10.75	$10.13	$13.06
Total Return(d)
Based on net asset value	7.57%(e)	18.84%	29.51%	8.29%	(20.08)%	38.08%
Ratios to Average Net Assets(f)
Total expenses	0.36%(g)	0.48%	0.61%	0.81%	0.99%	1.21%
Total expenses after fees waived and/or reimbursed	0.06%(g)	0.06%	0.07%	0.06%	0.05%	0.05%
Net investment income	2.44%(g)	1.79%	2.22%	2.06%	2.36%	1.72%
Supplemental Data
Net assets, end of period (000)	$862	$750	$184	$127	$105	$131
Portfolio turnover rate	9%	21%	18%	15%	15%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
47

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$15.96	$13.75	$10.74	$10.12	$13.05	$9.62
Net investment income(a)	0.18	0.23	0.26	0.20	0.24	0.17
Net realized and unrealized gain (loss)	0.99	2.28	2.85	0.62	(2.84)	3.44
Net increase (decrease) from investment operations	1.17	2.51	3.11	0.82	(2.60)	3.61
Distributions(b)
From net investment income	(0.25)	(0.22)	(0.10)	(0.20)	(0.25)	(0.18)
From net realized gain	(0.00)(c)	(0.08)	—	—	(0.08)	—
Total distributions	(0.25)	(0.30)	(0.10)	(0.20)	(0.33)	(0.18)
Net asset value, end of period	$16.88	$15.96	$13.75	$10.74	$10.12	$13.05
Total Return(d)
Based on net asset value	7.41%(e)	18.60%	29.09%	8.03%	(20.27)%	37.74%
Ratios to Average Net Assets(f)
Total expenses	0.61%(g)	0.73%	0.87%	1.06%	1.23%	1.42%
Total expenses after fees waived and/or reimbursed	0.31%(g)	0.32%	0.32%	0.31%	0.30%	0.30%
Net investment income	2.19%(g)	1.59%	2.04%	1.81%	2.11%	1.40%
Supplemental Data
Net assets, end of period (000)	$2,066	$1,883	$1,025	$803	$693	$365
Portfolio turnover rate	9%	21%	18%	15%	15%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
48
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.03	$13.81	$10.75	$10.13	$13.06	$9.62
Net investment income(a)	0.20	0.28	0.28	0.24	0.28	0.21
Net realized and unrealized gain (loss)	0.99	2.28	2.89	0.61	(2.85)	3.44
Net increase (decrease) from investment operations	1.19	2.56	3.17	0.85	(2.57)	3.65
Distributions(b)
From net investment income	(0.29)	(0.26)	(0.11)	(0.23)	(0.28)	(0.21)
From net realized gain	(0.00)(c)	(0.08)	—	—	(0.08)	—
Total distributions	(0.29)	(0.34)	(0.11)	(0.23)	(0.36)	(0.21)
Net asset value, end of period	$16.93	$16.03	$13.81	$10.75	$10.13	$13.06
Total Return(d)
Based on net asset value	7.54%(e)	18.91%	29.62%	8.34%	(20.03)%	38.15%
Ratios to Average Net Assets(f)
Total expenses	0.31%(g)	0.42%	0.56%	0.76%	0.93%	1.16%
Total expenses after fees waived and/or reimbursed	0.01%(g)	0.02%	0.02%	0.01%	— %	— %
Net investment income	2.44%(g)	1.90%	2.20%	2.12%	2.49%	1.77%
Supplemental Data
Net assets, end of period (000)	$21,178	$17,990	$5,812	$3,205	$2,574	$2,351
Portfolio turnover rate	9%	21%	18%	15%	15%	11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
49

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.60	$14.16	$10.90	$10.21	$13.22	$9.61
Net investment income(a)	0.19	0.24	0.28	0.22	0.27	0.20
Net realized and unrealized gain (loss)	1.16	2.54	3.09	0.69	(2.93)	3.61
Net increase (decrease) from investment operations	1.35	2.78	3.37	0.91	(2.66)	3.81
Distributions(b)
From net investment income	(0.27)	(0.26)	(0.11)	(0.22)	(0.27)	(0.20)
From net realized gain	—	(0.08)	—	—	(0.08)	—
Total distributions	(0.27)	(0.34)	(0.11)	(0.22)	(0.35)	(0.20)
Net asset value, end of period	$17.68	$16.60	$14.16	$10.90	$10.21	$13.22
Total Return(c)
Based on net asset value	8.26%(d)	20.04%	31.03%	8.84%	(20.46)%	39.90%
Ratios to Average Net Assets(e)
Total expenses	0.35%(f)	0.46%	0.57%	0.77%	1.01%	1.21%
Total expenses after fees waived and/or reimbursed	0.05%(f)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.34%(f)	1.61%	2.10%	1.97%	2.31%	1.68%
Supplemental Data
Net assets, end of period (000)	$941	$855	$204	$131	$108	$132
Portfolio turnover rate	9%	17%	16%	15%	14%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
50
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.55	$14.12	$10.88	$10.21	$13.21	$9.61
Net investment income(a)	0.17	0.21	0.26	0.20	0.22	0.17
Net realized and unrealized gain (loss)	1.16	2.52	3.08	0.66	(2.90)	3.61
Net increase (decrease) from investment operations	1.33	2.73	3.34	0.86	(2.68)	3.78
Distributions(b)
From net investment income	(0.23)	(0.22)	(0.10)	(0.19)	(0.24)	(0.18)
From net realized gain	—	(0.08)	—	—	(0.08)	—
Total distributions	(0.23)	(0.30)	(0.10)	(0.19)	(0.32)	(0.18)
Net asset value, end of period	$17.65	$16.55	$14.12	$10.88	$10.21	$13.21
Total Return(c)
Based on net asset value	8.10%(d)	19.71%	30.84%	8.42%	(20.58)%	39.49%
Ratios to Average Net Assets(e)
Total expenses	0.60%(f)	0.73%	0.83%	1.01%	1.26%	1.44%
Total expenses after fees waived and/or reimbursed	0.30%(f)	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	2.08%(f)	1.45%	1.99%	1.75%	1.92%	1.41%
Supplemental Data
Net assets, end of period (000)	$1,278	$1,141	$851	$679	$263	$243
Portfolio turnover rate	9%	17%	16%	15%	14%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights
51

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.60	$14.17	$10.90	$10.21	$13.22	$9.61
Net investment income(a)	0.20	0.25	0.28	0.23	0.28	0.21
Net realized and unrealized gain (loss)	1.16	2.53	3.10	0.68	(2.94)	3.61
Net increase (decrease) from investment operations	1.36	2.78	3.38	0.91	(2.66)	3.82
Distributions(b)
From net investment income	(0.27)	(0.27)	(0.11)	(0.22)	(0.27)	(0.21)
From net realized gain	—	(0.08)	—	—	(0.08)	—
Total distributions	(0.27)	(0.35)	(0.11)	(0.22)	(0.35)	(0.21)
Net asset value, end of period	$17.69	$16.60	$14.17	$10.90	$10.21	$13.22
Total Return(c)
Based on net asset value	8.31%(d)	20.03%	31.14%	8.89%	(20.41)%	39.96%
Ratios to Average Net Assets(e)
Total expenses	0.30%(f)	0.40%	0.52%	0.72%	0.94%	1.16%
Total expenses after fees waived and/or reimbursed	— %(f)	0.01%	0.01%	0.01%	— %	— %
Net investment income	2.39%(f)	1.68%	2.11%	2.04%	2.46%	1.74%
Supplemental Data
Net assets, end of period (000)	$24,184	$21,435	$6,939	$3,867	$3,027	$2,379
Portfolio turnover rate	9%	17%	16%	15%	14%	8%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
52
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.80	$14.24	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.19	0.24	0.27	0.21	0.27	0.21
Net realized and unrealized gain (loss)	1.24	2.64	3.18	0.71	(2.93)	3.63
Net increase (decrease) from investment operations	1.43	2.88	3.45	0.92	(2.66)	3.84
Distributions(b)
From net investment income	(0.26)	(0.23)	(0.11)	(0.22)	(0.27)	(0.20)
From net realized gain	—	(0.09)	(0.00)(c)	(0.01)	(0.11)	—
Total distributions	(0.26)	(0.32)	(0.11)	(0.23)	(0.38)	(0.20)
Net asset value, end of period	$17.97	$16.80	$14.24	$10.90	$10.21	$13.25
Total Return(d)
Based on net asset value	8.64%(e)	20.64%	31.80%	8.91%	(20.47)%	40.22%
Ratios to Average Net Assets(f)
Total expenses	0.38%(g)	0.56%	0.77%	1.00%	1.11%	1.22%
Total expenses after fees waived and/or reimbursed	0.05%(g)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.26%(g)	1.57%	2.05%	1.86%	2.33%	1.69%
Supplemental Data
Net assets, end of period (000)	$805	$681	$222	$158	$106	$133
Portfolio turnover rate	6%	13%	13%	14%	15%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
53

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.76	$14.21	$10.90	$10.20	$13.25	$9.60
Net investment income(a)	0.17	0.21	0.24	0.19	0.24	0.18
Net realized and unrealized gain (loss)	1.24	2.63	3.17	0.71	(2.94)	3.65
Net increase (decrease) from investment operations	1.41	2.84	3.41	0.90	(2.70)	3.83
Distributions(b)
From net investment income	(0.21)	(0.20)	(0.10)	(0.19)	(0.24)	(0.18)
From net realized gain	—	(0.09)	(0.00)(c)	(0.01)	(0.11)	—
Total distributions	(0.21)	(0.29)	(0.10)	(0.20)	(0.35)	(0.18)
Net asset value, end of period	$17.96	$16.76	$14.21	$10.90	$10.20	$13.25
Total Return(d)
Based on net asset value	8.47%(e)	20.35%	31.45%	8.76%	(20.74)%	40.05%
Ratios to Average Net Assets(f)
Total expenses	0.64%(g)	0.82%	1.02%	1.25%	1.36%	1.47%
Total expenses after fees waived and/or reimbursed	0.30%(g)	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	1.98%(g)	1.42%	1.83%	1.67%	2.06%	1.44%
Supplemental Data
Net assets, end of period (000)	$340	$339	$252	$185	$148	$175
Portfolio turnover rate	6%	13%	13%	14%	15%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
54
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.81	$14.24	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.20	0.24	0.27	0.22	0.28	0.21
Net realized and unrealized gain (loss)	1.22	2.67	3.18	0.70	(2.93)	3.64
Net increase (decrease) from investment operations	1.42	2.91	3.45	0.92	(2.65)	3.85
Distributions(b)
From net investment income	(0.26)	(0.25)	(0.11)	(0.22)	(0.28)	(0.21)
From net realized gain	—	(0.09)	(0.00)(c)	(0.01)	(0.11)	—
Total distributions	(0.26)	(0.34)	(0.11)	(0.23)	(0.39)	(0.21)
Net asset value, end of period	$17.97	$16.81	$14.24	$10.90	$10.21	$13.25
Total Return(d)
Based on net asset value	8.58%(e)	20.80%	31.82%	8.97%	(20.43)%	40.29%
Ratios to Average Net Assets(f)
Total expenses	0.34%(g)	0.49%	0.72%	0.95%	1.06%	1.18%
Total expenses after fees waived and/or reimbursed	— %(g)	0.01%	0.01%	0.01%	— %	— %
Net investment income	2.32%(g)	1.61%	2.05%	1.98%	2.43%	1.74%
Supplemental Data
Net assets, end of period (000)	$19,102	$16,065	$4,345	$2,748	$2,296	$2,385
Portfolio turnover rate	6%	13%	13%	14%	15%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.
Financial Highlights
55

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.87	$14.31	$10.95	$10.24	$13.25	$9.61
Net investment income(a)	0.19	0.25	0.27	0.22	0.27	0.20
Net realized and unrealized gain (loss)	1.25	2.65	3.19	0.70	(2.95)	3.65
Net increase (decrease) from investment operations	1.44	2.90	3.46	0.92	(2.68)	3.85
Distributions(b)
From net investment income	(0.28)	(0.26)	(0.10)	(0.21)	(0.26)	(0.21)
From net realized gain	—	(0.08)	—	—	(0.07)	—
Total distributions	(0.28)	(0.34)	(0.10)	(0.21)	(0.33)	(0.21)
Net asset value, end of period	$18.03	$16.87	$14.31	$10.95	$10.24	$13.25
Total Return(c)
Based on net asset value	8.62%(d)	20.66%	31.78%	8.96%	(20.53)%	40.24%
Ratios to Average Net Assets(e)
Total expenses	0.41%(f)	0.56%	0.67%	0.90%	1.04%	1.19%
Total expenses after fees waived and/or reimbursed	0.05%(f)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.28%(f)	1.65%	2.04%	1.94%	2.31%	1.66%
Supplemental Data
Net assets, end of period (000)	$1,085	$864	$345	$216	$159	$196
Portfolio turnover rate	7%	13%	14%	14%	20%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
56
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.81	$14.26	$10.93	$10.23	$13.24	$9.60
Net investment income(a)	0.17	0.21	0.25	0.18	0.24	0.18
Net realized and unrealized gain (loss)	1.25	2.65	3.18	0.71	(2.94)	3.64
Net increase (decrease) from investment operations	1.42	2.86	3.43	0.89	(2.70)	3.82
Distributions(b)
From net investment income	(0.23)	(0.23)	(0.10)	(0.19)	(0.24)	(0.18)
From net realized gain	—	(0.08)	—	—	(0.07)	—
Total distributions	(0.23)	(0.31)	(0.10)	(0.19)	(0.31)	(0.18)
Net asset value, end of period	$18.00	$16.81	$14.26	$10.93	$10.23	$13.24
Total Return(c)
Based on net asset value	8.53%(d)	20.37%	31.52%	8.68%	(20.75)%	40.02%
Ratios to Average Net Assets(e)
Total expenses	0.66%(f)	0.82%	0.92%	1.15%	1.30%	1.41%
Total expenses after fees waived and/or reimbursed	0.30%(f)	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	2.04%(f)	1.42%	1.87%	1.58%	2.05%	1.42%
Supplemental Data
Net assets, end of period (000)	$2,002	$1,839	$1,504	$859	$222	$351
Portfolio turnover rate	7%	13%	14%	14%	20%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights
57

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.88	$14.32	$10.95	$10.24	$13.25	$9.61
Net investment income(a)	0.20	0.25	0.28	0.22	0.27	0.21
Net realized and unrealized gain (loss)	1.25	2.66	3.20	0.71	(2.94)	3.64
Net increase (decrease) from investment operations	1.45	2.91	3.48	0.93	(2.67)	3.85
Distributions(b)
From net investment income	(0.28)	(0.27)	(0.11)	(0.22)	(0.27)	(0.21)
From net realized gain	—	(0.08)	—	—	(0.07)	—
Total distributions	(0.28)	(0.35)	(0.11)	(0.22)	(0.34)	(0.21)
Net asset value, end of period	$18.05	$16.88	$14.32	$10.95	$10.24	$13.25
Total Return(c)
Based on net asset value	8.69%(d)	20.70%	31.89%	9.01%	(20.48)%	40.30%
Ratios to Average Net Assets(e)
Total expenses	0.36%(f)	0.50%	0.62%	0.85%	0.99%	1.15%
Total expenses after fees waived and/or reimbursed	— %(f)	0.01%	0.01%	0.01%	— %	— %
Net investment income	2.33%(f)	1.64%	2.08%	1.98%	2.37%	1.75%
Supplemental Data
Net assets, end of period (000)	$13,561	$11,704	$4,229	$2,761	$2,370	$2,385
Portfolio turnover rate	7%	13%	14%	14%	20%	9%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
58
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.71	$14.19	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.19	0.25	0.27	0.22	0.27	0.21
Net realized and unrealized gain (loss)	1.25	2.63	3.18	0.71	(2.93)	3.64
Net increase (decrease) from investment operations	1.44	2.88	3.45	0.93	(2.66)	3.85
Distributions(b)
From net investment income	(0.29)	(0.26)	(0.11)	(0.22)	(0.27)	(0.21)
From net realized gain	—	(0.10)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.29)	(0.36)	(0.16)	(0.24)	(0.38)	(0.21)
Net asset value, end of period	$17.86	$16.71	$14.19	$10.90	$10.21	$13.25
Total Return(c)
Based on net asset value	8.72%(d)	20.73%	31.91%	9.03%	(20.46)%	40.24%
Ratios to Average Net Assets(e)
Total expenses	0.55%(f)	0.76%	0.87%	1.17%	1.18%	1.22%
Total expenses after fees waived and/or reimbursed	0.05%(f)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income	2.25%(f)	1.71%	2.06%	1.96%	2.31%	1.70%
Supplemental Data
Net assets, end of period (000)	$306	$261	$149	$114	$103	$132
Portfolio turnover rate	7%	13%	11%	15%	15%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights
59

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.66	$14.15	$10.89	$10.21	$13.24	$9.60
Net investment income(a)	0.17	0.22	0.23	0.18	0.24	0.17
Net realized and unrealized gain (loss)	1.23	2.62	3.19	0.71	(2.92)	3.65
Net increase (decrease) from investment operations	1.40	2.84	3.42	0.89	(2.68)	3.82
Distributions(b)
From net investment income	(0.24)	(0.23)	(0.11)	(0.19)	(0.24)	(0.18)
From net realized gain	—	(0.10)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.24)	(0.33)	(0.16)	(0.21)	(0.35)	(0.18)
Net asset value, end of period	$17.82	$16.66	$14.15	$10.89	$10.21	$13.24
Total Return(c)
Based on net asset value	8.52%(d)	20.45%	31.60%	8.71%	(20.59)%	39.95%
Ratios to Average Net Assets(e)
Total expenses	0.80%(f)	1.02%	1.11%	1.41%	1.43%	1.47%
Total expenses after fees waived and/or reimbursed	0.30%(f)	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	2.01%(f)	1.47%	1.74%	1.64%	2.05%	1.43%
Supplemental Data
Net assets, end of period (000)	$1,482	$1,366	$1,057	$463	$160	$155
Portfolio turnover rate	7%	13%	11%	15%	15%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
60
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21

Net asset value, beginning of period	$16.72	$14.19	$10.90	$10.21	$13.25	$9.61
Net investment income(a)	0.19	0.26	0.28	0.23	0.27	0.21
Net realized and unrealized gain (loss)	1.24	2.64	3.17	0.70	(2.92)	3.64
Net increase (decrease) from investment operations	1.43	2.90	3.45	0.93	(2.65)	3.85
Distributions(b)
From net investment income	(0.29)	(0.27)	(0.11)	(0.22)	(0.28)	(0.21)
From net realized gain	—	(0.10)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.29)	(0.37)	(0.16)	(0.24)	(0.39)	(0.21)
Net asset value, end of period	$17.86	$16.72	$14.19	$10.90	$10.21	$13.25
Total Return(c)
Based on net asset value	8.69%(d)	20.87%	31.92%	9.08%	(20.42)%	40.31%
Ratios to Average Net Assets(e)
Total expenses	0.50%(f)	0.70%	0.82%	1.12%	1.13%	1.17%
Total expenses after fees waived and/or reimbursed	— %(f)	0.01%	0.01%	0.01%	— %	— %
Net investment income	2.28%(f)	1.75%	2.12%	2.01%	2.36%	1.75%
Supplemental Data
Net assets, end of period (000)	$7,082	$5,890	$2,863	$2,101	$1,881	$2,385
Portfolio turnover rate	7%	13%	11%	15%	15%	10%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights
61

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund
	Institutional
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$11.65	$9.79	$10.00
Net investment income(b)	0.15	0.20	0.03
Net realized and unrealized gain (loss)	0.85	1.84	(0.24)
Net increase (decrease) from investment operations	1.00	2.04	(0.21)
Distributions(c)
From net investment income	(0.23)	(0.12)	—
From net realized gain	—	(0.06)	—
Total distributions	(0.23)	(0.18)	—
Net asset value, end of period	$12.42	$11.65	$9.79
Total Return(d)
Based on net asset value	8.75%(e)	21.09%	(2.10)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.13%(g)	1.40%	1.27%(g)(h)
Total expenses after fees waived and/or reimbursed	0.05%(g)	0.06%	0.06%(g)
Net investment income	2.61%(g)	1.93%	3.27%(g)
Supplemental Data
Net assets, end of period (000)	$125	$117	$98
Portfolio turnover rate	8%	13%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.65%.

See notes to financial statements.
62
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund (continued)
	Investor A
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$11.63	$9.79	$10.00
Net investment income(b)	0.14	0.17	0.03
Net realized and unrealized gain (loss)	0.84	1.84	(0.24)
Net increase (decrease) from investment operations	0.98	2.01	(0.21)
Distributions(c)
From net investment income	(0.21)	(0.11)	—
From net realized gain	—	(0.06)	—
Total distributions	(0.21)	(0.17)	—
Net asset value, end of period	$12.40	$11.63	$9.79
Total Return(d)
Based on net asset value	8.52%(e)	20.80%	(2.10)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.38%(g)	1.66%	1.52%(g)(h)
Total expenses after fees waived and/or reimbursed	0.30%(g)	0.31%	0.30%(g)
Net investment income	2.36%(g)	1.68%	3.02%(g)
Supplemental Data
Net assets, end of period (000)	$124	$116	$98
Portfolio turnover rate	8%	13%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.90%.

See notes to financial statements.
Financial Highlights
63

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2070 Fund (continued)
	Class K
	Six Months Ended 04/30/26 (unaudited)	Year Ended 10/31/25	Period from 09/24/24(a) to 10/31/24

Net asset value, beginning of period	$11.66	$9.79	$10.00
Net investment income(b)	0.15	0.20	0.03
Net realized and unrealized gain (loss)	0.85	1.85	(0.24)
Net increase (decrease) from investment operations	1.00	2.05	(0.21)
Distributions(c)
From net investment income	(0.24)	(0.12)	—
From net realized gain	—	(0.06)	—
Total distributions	(0.24)	(0.18)	—
Net asset value, end of period	$12.42	$11.66	$9.79
Total Return(d)
Based on net asset value	8.72%(e)	21.21%	(2.10)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.08%(g)	1.35%	1.23%(g)(h)
Total expenses after fees waived and/or reimbursed	0.00%(g)(i)	0.01%	0.01%(g)
Net investment income	2.61%(g)	1.97%	3.31%(g)
Supplemental Data
Net assets, end of period (000)	$2,834	$2,254	$1,762
Portfolio turnover rate	8%	13%	2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 7.60%.

(i)	Amount is less than 0.005%.
See notes to financial statements.
64
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified
BlackRock LifePath® ESG Index 2070 Fund	LifePath ESG Index 2070 Fund	Diversified
The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Notes to Financial Statements
65

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
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2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
LifePath ESG Index Retirement Fund
Barclays Bank PLC	$ 56,099	$ (55,926)	$ —	$ 173
BofA Securities, Inc.	293,132	(292,225)	—	907
J.P. Morgan Securities LLC	1,296,487	(1,296,487)	—	—
Jefferies LLC	2,173	(2,171)	—	2
RBC Capital Markets LLC	239,341	(239,341)	—	—
Wells Fargo Securities LLC	718,886	(718,886)	—	—
	$ 2,606,118	$ (2,605,036)	$ —	$ 1,082
LifePath ESG Index 2030 Fund
Barclays Bank PLC	$ 12,235	$ (12,212)	$ —	$ 23
J.P. Morgan Securities LLC	2,080,336	(2,080,336)	—	—
RBC Capital Markets LLC	829,216	(829,216)	—	—
Wells Fargo Securities LLC	11,353	(11,353)	—	—
	$ 2,933,140	$ (2,933,117)	$ —	$ 23
LifePath ESG Index 2035 Fund
BofA Securities, Inc.	$ 1,237,964	$ (1,237,964)	$ —	$ —
J.P. Morgan Securities LLC	2,941,968	(2,941,968)	—	—
RBC Capital Markets LLC	953,615	(953,615)	—	—
Wells Fargo Securities LLC	17,624	(17,624)	—	—
	$ 5,151,171	$ (5,151,171)	$ —	$ —
LifePath ESG Index 2040 Fund
Barclays Bank PLC	$ 2,506	$ (2,506)	$ —	$ —
Barclays Capital, Inc.	61,368	(61,368)	—	—
BofA Securities, Inc.	854,640	(854,640)	—	—
J.P. Morgan Securities LLC	3,417,523	(3,417,523)	—	—
Jefferies LLC	77,321	(77,195)	—	126
RBC Capital Markets LLC	583,370	(583,370)	—	—
	$ 4,996,728	$ (4,996,602)	$ —	$ 126
LifePath ESG Index 2045 Fund
Barclays Bank PLC	$ 1,994	$ (1,994)	$ —	$ —
BofA Securities, Inc.	2,119,071	(2,119,071)	—	—
J.P. Morgan Securities LLC	2,382,474	(2,382,474)	—	—
RBC Capital Markets LLC	1,147,519	(1,147,519)	—	—
Wells Fargo Securities LLC	313,478	(313,478)	—	—
	$ 5,964,536	$ (5,964,536)	$ —	$ —
LifePath ESG Index 2050 Fund
Barclays Bank PLC	$ 46,640	$ (46,640)	$ —	$ —
BNP Paribas SA	210,960	(209,680)	—	1,280
BofA Securities, Inc.	1,808,780	(1,808,780)	—	—
J.P. Morgan Securities LLC	1,542,331	(1,542,331)	—	—
RBC Capital Markets LLC	2,893,482	(2,893,482)	—	—
TD Securities (USA) LLC	33,185	(33,146)	—	39
	$ 6,535,378	$ (6,534,059)	$ —	$ 1,319
LifePath ESG Index 2055 Fund
BofA Securities, Inc.	$ 1,718,360	$ (1,712,920)	$ —	$ 5,440
J.P. Morgan Securities LLC	3,695,478	(3,695,478)	—	—
Jefferies LLC	135,917	(135,784)	—	133
RBC Capital Markets LLC	1,113,844	(1,113,844)	—	—
TD Securities (USA) LLC	111,342	(111,233)	—	109
	$ 6,774,941	$ (6,769,259)	$ —	$ 5,682
Notes to Financial Statements
67

Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
LifePath ESG Index 2060 Fund
BofA Securities, Inc.	$ 3,264,884	$ (3,253,947)	$ —	$ 10,937
J.P. Morgan Securities LLC	975,696	(975,696)	—	—
RBC Capital Markets LLC	259,679	(259,679)	—	—
TD Securities (USA) LLC	31,346	(31,310)	—	36
Wells Fargo Securities LLC	1,346,418	(1,346,418)	—	—
	$ 5,878,023	$ (5,867,050)	$ —	$ 10,973
LifePath ESG Index 2065 Fund
BNP Paribas SA	$ 5,136	$ (5,136)	$ —	$ —
J.P. Morgan Securities LLC	2,884,973	(2,884,973)	—	—
Jefferies LLC	39,622	(39,586)	—	36
RBC Capital Markets LLC	169,488	(169,488)	—	—
Wells Fargo Securities LLC	268,332	(267,817)	—	515
	$ 3,367,551	$ (3,367,000)	$ —	$ 551
LifePath ESG Index 2070 Fund
BNP Paribas SA	$ 70,320	$ (69,899)	$ —	$ 421
BofA Securities, Inc.	483,348	(482,465)	—	883
J.P. Morgan Securities LLC	424,359	(424,359)	—	—
RBC Capital Markets LLC	179,760	(179,760)	—	—
Wells Fargo Securities LLC	4,079	(4,057)	—	22
	$ 1,161,866	$ (1,160,540)	$ —	$ 1,326

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended April 30, 2026, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
LifePath ESG Index Retirement Fund	$ 731
LifePath ESG Index 2030 Fund	2,280
LifePath ESG Index 2035 Fund	831
LifePath ESG Index 2040 Fund	647
LifePath ESG Index 2045 Fund	2,406
LifePath ESG Index 2050 Fund	1,512
LifePath ESG Index 2055 Fund	392
LifePath ESG Index 2060 Fund	2,347
LifePath ESG Index 2065 Fund	1,708
LifePath ESG Index 2070 Fund	146
68
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”) to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the six months ended April 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
LifePath ESG Index Retirement Fund	$ 258	$ 585	$ 9,632	$ 10,475
LifePath ESG Index 2030 Fund	186	1,824	10,275	12,285
LifePath ESG Index 2035 Fund	561	664	10,761	11,986
LifePath ESG Index 2040 Fund	1,557	518	18,298	20,373
LifePath ESG Index 2045 Fund	780	1,925	14,116	16,821
LifePath ESG Index 2050 Fund	877	1,210	16,415	18,502
LifePath ESG Index 2055 Fund	709	314	12,716	13,739
LifePath ESG Index 2060 Fund	904	1,878	9,142	11,924
LifePath ESG Index 2065 Fund	271	1,367	4,736	6,374
LifePath ESG Index 2070 Fund	117	116	1,792	2,025
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 21
LifePath ESG Index 2030 Fund	19
LifePath ESG Index 2035 Fund	19
LifePath ESG Index 2040 Fund	25
LifePath ESG Index 2045 Fund	26
LifePath ESG Index 2050 Fund	26
LifePath ESG Index 2055 Fund	22
LifePath ESG Index 2060 Fund	17
LifePath ESG Index 2065 Fund	10
LifePath ESG Index 2070 Fund	4
The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2027. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 10,030
LifePath ESG Index 2030 Fund	12,381
LifePath ESG Index 2035 Fund	13,179
LifePath ESG Index 2040 Fund	23,867
LifePath ESG Index 2045 Fund	20,443
LifePath ESG Index 2050 Fund	23,641
LifePath ESG Index 2055 Fund	18,011
LifePath ESG Index 2060 Fund	15,053
LifePath ESG Index 2065 Fund	7,999
LifePath ESG Index 2070 Fund	2,656
The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such
Notes to Financial Statements
69

Notes to Financial Statements (unaudited) (continued)

Independent Expenses through June 30, 2036. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the six months ended April 30, 2026, the Funds waived the following amounts:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath ESG Index Retirement Fund	$ 12,107
LifePath ESG Index 2030 Fund	12,020
LifePath ESG Index 2035 Fund	12,020
LifePath ESG Index 2040 Fund	12,110
LifePath ESG Index 2045 Fund	12,080
LifePath ESG Index 2050 Fund	12,080
LifePath ESG Index 2055 Fund	12,083
LifePath ESG Index 2060 Fund	12,020
LifePath ESG Index 2065 Fund	12,017
LifePath ESG Index 2070 Fund	11,483
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended April 30, 2026, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
LifePath ESG Index Retirement Fund	$ 1,241
LifePath ESG Index 2030 Fund	1,351
LifePath ESG Index 2035 Fund	2,094
LifePath ESG Index 2040 Fund	3,711
LifePath ESG Index 2045 Fund	2,372
LifePath ESG Index 2050 Fund	2,832
LifePath ESG Index 2055 Fund	1,978
LifePath ESG Index 2060 Fund	2,041
LifePath ESG Index 2065 Fund	763
LifePath ESG Index 2070 Fund	259
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.
70
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

6.
 PURCHASES AND SALES
For the six months ended April 30, 2026, purchases and sales of investments in the Underlying Funds, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
LifePath ESG Index Retirement Fund	$2,507,895	$3,110,636
LifePath ESG Index 2030 Fund	2,463,637	1,528,706
LifePath ESG Index 2035 Fund	3,206,791	1,495,879
LifePath ESG Index 2040 Fund	3,181,401	2,101,355
LifePath ESG Index 2045 Fund	4,062,343	1,909,978
LifePath ESG Index 2050 Fund	3,409,517	2,109,082
LifePath ESG Index 2055 Fund	3,000,808	1,164,997
LifePath ESG Index 2060 Fund	2,244,896	1,094,010
LifePath ESG Index 2065 Fund	1,301,662	551,896
LifePath ESG Index 2070 Fund	594,634	217,618
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of October 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
LifePath ESG Index Retirement Fund	$ (102,377)
LifePath ESG Index 2035 Fund	(5,645)
LifePath ESG Index 2040 Fund	(5,672)
LifePath ESG Index 2050 Fund	(20,677)
LifePath ESG Index 2055 Fund	(12,289)
LifePath ESG Index 2060 Fund	(16,883)
LifePath ESG Index 2065 Fund	(10,397)
LifePath ESG Index 2070 Fund	(5,327)
As of April 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath ESG Index Retirement Fund	$ 15,029,576	$ 1,905,012	$ (335,964)	$ 1,569,048
LifePath ESG Index 2030 Fund	17,968,356	2,379,547	(236,319)	2,143,228
LifePath ESG Index 2035 Fund	19,777,211	2,506,916	(101,528)	2,405,388
LifePath ESG Index 2040 Fund	28,227,203	5,257,648	(214,903)	5,042,745
LifePath ESG Index 2045 Fund	25,401,393	4,905,379	(115,517)	4,789,862
LifePath ESG Index 2050 Fund	27,305,434	5,846,936	(107,396)	5,739,540
LifePath ESG Index 2055 Fund	22,803,751	4,331,615	(78,728)	4,252,887
LifePath ESG Index 2060 Fund	18,376,583	4,237,948	(62,155)	4,175,793
LifePath ESG Index 2065 Fund	9,708,078	2,582,233	(31,938)	2,550,295
LifePath ESG Index 2070 Fund	3,736,802	529,871	(830)	529,041
8.
  BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual
Notes to Financial Statements
71

Notes to Financial Statements (unaudited) (continued)

funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended April 30, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund
Institutional
Shares sold	1	$ 7	2,526	$ 28,741
Shares issued in reinvestment of distributions	61	693	—	—
Shares redeemed	(11)	(127)	(1)	(9)
	51	$ 573	2,525	$ 28,732
72
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index Retirement Fund (continued)
Investor A
Shares sold	946	$ 10,775	6,083	$ 66,159
Shares issued in reinvestment of distributions	750	8,443	974	10,027
Shares redeemed	(7,593)	(86,035)	(44,303)	(441,432)
	(5,897)	$ (66,817)	(37,246)	$ (365,246)
Class K
Shares sold	185,806	$ 2,085,868	658,146	$ 7,137,152
Shares issued in reinvestment of distributions	19,934	224,856	4,033	41,580
Shares redeemed	(237,485)	(2,713,662)	(116,624)	(1,218,600)
	(31,745)	$ (402,938)	545,555	$ 5,960,132
	(37,591)	$ (469,182)	510,834	$ 5,623,618

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2030 Fund
Institutional
Shares sold	462	$ 5,860	28,915	$ 346,325
Shares issued in reinvestment of distributions	104	1,296	34	383
Shares redeemed	(65)	(811)	(25,007)	(300,082)
	501	$ 6,345	3,942	$ 46,626
Investor A
Shares sold	17,964	$ 222,370	10,944	$ 133,086
Shares issued in reinvestment of distributions	2,516	31,502	6,084	68,628
Shares redeemed	(15)	(195)	(419)	(5,098)
	20,465	$ 253,677	16,609	$ 196,616
Class K
Shares sold	124,255	$ 1,583,987	802,433	$ 9,578,390
Shares issued in reinvestment of distributions	20,294	254,487	10,516	118,721
Shares redeemed	(82,179)	(1,042,794)	(104,067)	(1,218,368)
	62,370	$ 795,680	708,882	$ 8,478,743
	83,336	$ 1,055,702	729,433	$ 8,721,985

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2035 Fund
Institutional
Shares sold	2,305	$ 32,179	26,597	$ 366,333
Shares issued in reinvestment of distributions	579	7,980	84	1,029
Shares redeemed	(470)	(6,469)	(199)	(2,421)
	2,414	$ 33,690	26,482	$ 364,941
Investor A
Shares sold	11,186	$ 157,677	20,571	$ 247,513
Shares issued in reinvestment of distributions	577	7,936	401	4,874
Shares redeemed	(2,024)	(28,023)	(694)	(9,436)
	9,739	$ 137,590	20,278	$ 242,951
Class K
Shares sold	177,210	$ 2,454,373	702,866	$ 9,089,996
Shares issued in reinvestment of distributions	15,726	216,546	5,713	69,590
Shares redeemed	(75,099)	(1,033,045)	(37,370)	(468,753)
	117,837	$ 1,637,874	671,209	$ 8,690,833
	129,990	$ 1,809,154	717,969	$ 9,298,725
Notes to Financial Statements
73

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2040 Fund
Institutional
Shares sold	5,579	$ 83,153	81,906	$ 1,173,258
Shares issued in reinvestment of distributions	1,770	26,070	1,525	19,649
Shares redeemed	(2,023)	(29,672)	(11,628)	(171,050)
	5,326	$ 79,551	71,803	$ 1,021,857
Investor A
Shares sold	1,372	$ 20,376	7,257	$ 94,179
Shares issued in reinvestment of distributions	431	6,357	1,309	16,843
Shares redeemed	(3,928)	(57,538)	(12)	(159)
	(2,125)	$ (30,805)	8,554	$ 110,863
Class K
Shares sold	131,421	$ 1,961,674	1,020,521	$ 14,015,065
Shares issued in reinvestment of distributions	27,354	402,922	43,223	556,276
Shares redeemed	(81,472)	(1,215,115)	(173,379)	(2,284,182)
	77,303	$ 1,149,481	890,365	$ 12,287,159
	80,504	$ 1,198,227	970,722	$ 13,419,879

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2045 Fund
Institutional
Shares sold	5,776	$ 92,093	35,110	$ 555,647
Shares issued in reinvestment of distributions	701	11,206	85	1,175
Shares redeemed	(2,292)	(36,294)	(1,740)	(27,654)
	4,185	$ 67,005	33,455	$ 529,168
Investor A
Shares sold	4,457	$ 72,221	42,714	$ 581,153
Shares issued in reinvestment of distributions	1,686	26,898	1,592	21,920
Shares redeemed	(1,706)	(26,681)	(829)	(11,592)
	4,437	$ 72,438	43,477	$ 591,481
Class K
Shares sold	208,018	$ 3,379,213	815,123	$ 12,000,561
Shares issued in reinvestment of distributions	17,157	274,335	8,710	120,200
Shares redeemed	(96,686)	(1,559,438)	(122,334)	(1,837,148)
	128,489	$ 2,094,110	701,499	$ 10,283,613
	137,111	$ 2,233,553	778,431	$ 11,404,262

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund
Institutional
Shares sold	4,948	$ 83,376	40,480	$ 663,236
Shares issued in reinvestment of distributions	702	11,644	112	1,594
Shares redeemed	(3,966)	(66,692)	(3,486)	(56,801)
	1,684	$ 28,328	37,106	$ 608,029
Investor A
Shares sold	5,292	$ 87,565	12,777	$ 184,313
Shares issued in reinvestment of distributions	854	14,169	1,065	15,096
Shares redeemed	(2,704)	(46,360)	(5,146)	(75,569)
	3,442	$ 55,374	8,696	$ 123,840
74
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2050 Fund (continued)
Class K
Shares sold	170,561	$ 2,869,737	897,892	$ 13,613,008
Shares issued in reinvestment of distributions	18,100	300,646	9,832	139,518
Shares redeemed	(112,671)	(1,875,285)	(106,533)	(1,565,306)
	75,990	$ 1,295,098	801,191	$ 12,187,220
	81,116	$ 1,378,800	846,993	$ 12,919,089

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2055 Fund
Institutional
Shares sold	4,227	$ 73,045	31,182	$ 504,999
Shares issued in reinvestment of distributions	485	8,162	132	1,890
Shares redeemed	(414)	(6,897)	(6,397)	(105,088)
	4,298	$ 74,310	24,917	$ 401,801
Investor A
Shares sold	1,434	$ 24,139	2,348	$ 33,680
Shares issued in reinvestment of distributions	97	1,642	167	2,387
Shares redeemed	(2,800)	(47,082)	(36)	(551)
	(1,269)	$ (21,301)	2,479	$ 35,516
Class K
Shares sold	145,391	$ 2,500,993	705,300	$ 10,778,779
Shares issued in reinvestment of distributions	12,602	212,087	5,345	76,492
Shares redeemed	(51,077)	(868,799)	(59,778)	(861,863)
	106,916	$ 1,844,281	650,867	$ 9,993,408
	109,945	$ 1,897,290	678,263	$ 10,430,725

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2060 Fund
Institutional
Shares sold	9,877	$ 171,860	27,573	$ 443,659
Shares issued in reinvestment of distributions	691	11,672	362	5,194
Shares redeemed	(1,644)	(28,208)	(843)	(11,519)
	8,924	$ 155,324	27,092	$ 437,334
Investor A
Shares sold	4,163	$ 70,274	11,805	$ 181,070
Shares issued in reinvestment of distributions	1,356	22,868	2,025	29,038
Shares redeemed	(3,684)	(64,502)	(9,901)	(146,773)
	1,835	$ 28,640	3,929	$ 63,335
Class K
Shares sold	102,049	$ 1,749,027	442,179	$ 6,801,811
Shares issued in reinvestment of distributions	8,700	147,038	3,799	54,590
Shares redeemed	(52,654)	(894,268)	(48,064)	(737,437)
	58,095	$ 1,001,797	397,914	$ 6,118,964
	68,854	$ 1,185,761	428,935	$ 6,619,633
Notes to Financial Statements
75

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2065 Fund
Institutional
Shares sold	1,753	$ 29,868	5,134	$ 83,811
Shares issued in reinvestment of distributions	100	1,675	13	182
Shares redeemed	(329)	(5,527)	(11)	(159)
	1,524	$ 26,016	5,136	$ 83,834
Investor A
Shares sold	3,673	$ 62,030	11,986	$ 179,861
Shares issued in reinvestment of distributions	1,022	17,064	1,552	22,046
Shares redeemed	(3,495)	(58,298)	(6,266)	(92,679)
	1,200	$ 20,796	7,272	$ 109,228
Class K
Shares sold	57,513	$ 975,947	165,660	$ 2,521,416
Shares issued in reinvestment of distributions	3,245	54,260	1,153	16,391
Shares redeemed	(16,531)	(284,840)	(16,234)	(247,910)
	44,227	$ 745,367	150,579	$ 2,289,897
	46,951	$ 792,179	162,987	$ 2,482,959

	Six Months Ended 04/30/26		Year Ended 10/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath ESG Index 2070 Fund
Institutional
Shares sold	64	$ 753	—	$ —
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	64	$ 753	—	$ —
Investor A
Shares sold	—	$ —	—	$ —
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	$ —	—	$ —
Class K
Shares sold	38,575	$ 445,843	13,494	$ 146,015
Shares issued in reinvestment of distributions	298	3,464	—	—
Shares redeemed	(4,017)	(47,722)	(134)	(1,553)
	34,856	$ 401,585	13,360	$ 144,462
	34,920	$ 402,338	13,360	$ 144,462
As of April 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Institutional	Investor A	Class K
LifePath ESG Index Retirement Fund	20,255	20,271	364,526
LifePath ESG Index 2030 Fund	10,000	10,000	180,000
LifePath ESG Index 2035 Fund	10,000	10,000	180,000
LifePath ESG Index 2040 Fund	10,483	10,458	188,820
LifePath ESG Index 2045 Fund	10,000	10,000	180,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000
LifePath ESG Index 2070 Fund	10,000	10,000	180,000
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following item was noted:
76
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

On June 11, 2026, the Board approved the closure of each Fund to new and subsequent investments and thereafter to liquidate the Funds. Accordingly, effective 4:00 P.M. (Eastern time) on or about October 9, 2026, the Funds will no longer accept orders to purchase Fund shares. On or about October 16, 2026 (the “Liquidation Date”), all of the assets of each Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share, and each Fund will then be terminated as a series of the Trust.
Notes to Financial Statements
77

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
78
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
400 Howard Street
San Francisco, CA 94105
Additional Information
79

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
80
2026 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: June 22, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: June 22, 2026